1999 SEMI-ANNUAL REPORT



MONY SERIES FUND, INC.

ENTERPRISE ACCUMULATION TRUST

OCC ACCUMULATION TRUST

=============================================================================
PRODUCTS:
=============================================================================
MONY CUSTOM MASTER
-----------------------------------------------------------------------------
MONYMASTER
-----------------------------------------------------------------------------
MONY CUSTOM EQUITY MASTER
-----------------------------------------------------------------------------
MONYEQUITY MASTER
-----------------------------------------------------------------------------
MONY CUSTOM ESTATE MASTER
-----------------------------------------------------------------------------
VALUEMASTER
-----------------------------------------------------------------------------
MONYVESTOR
-----------------------------------------------------------------------------
STRATEGIST
-----------------------------------------------------------------------------


[MONY LOGO] THE MONY GROUP

                             MONY SERIES FUND, INC.

Dear Shareholders,

     The big story for the financial markets in the second quarter was the ongoing process of global recovery from last fall's crisis. The world is slowly getting better, not in all areas and not all at the same pace, but things are moving in the right direction. The major contributor to the healing process has been accommodative monetary policies by central banks which lowered interest rates. The U.S. continues as the locomotive of growth, but Southeast Asia and Latin American are beginning to recover and should also help. Europe is showing mixed results and Japan is just beginning to restructure, but both areas could improve over the next year.

     U.S. growth has been very strong led by the consumer, who has been encouraged by the stronger stock market, bigger than expected tax refunds and favorable employment trends in the first quarter. This growth, which has been somewhat stronger than the Federal Reserve and the bond market feel comfortable with, should moderate as the year goes on. Interest rates have risen, as have energy and food prices, reducing discretionary income. Tax refunds and bonus payouts were a first quarter one time event. The Fed, concerned about future inflation, will be actively moving to slow the economy down by raising short term interest rates, effectively rescinding last fall's crisis related easing. This combination should help bring growth back to more acceptable levels.

     As a result of better worldwide economic and financial conditions, corporate profit growth will be stronger. The cyclical sectors in particular should benefit from improvement abroad, even if U.S. growth moderates as expected. This is important for the stock market because the rise in long-term interest rates has materially worsened valuations, which were already rich by historical standards. Although long rates are expected to ease as economic growth moderates, stock valuation models need a healthy corporate profit gain to keep valuations from becoming even more excessive. The stock market has been laboring recently under the weight of economic, interest rate, and profit cross-currents. A correction here is quite possible and would be healthy for the longevity of the bull market. The bond market, on the other hand, has already experienced a significant correction, and at current levels looks relatively attractive. A major market decline in the financial markets is not expected, unless the economy fails to slow, and the Federal Reserve becomes aggressively restrictive both in words and actions.

                                          Sincerely,

                                          /s/ KENNETH M. LEVINE
                                          Kenneth M. Levine
                                          Chairman

                          THE MONY SERIES FUND, INC.,

                         ENTERPRISE ACCUMULATION TRUST

                                      AND

                             OCC ACCUMULATION TRUST

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
VARIABLE ACCOUNT L
     MONY America (Strategist and MONYEquity Master)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................    5
          Statements of Operations for the six months ended
          June 30, 1999.....................................    7
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................    9
          Notes to Financial Statements.....................   12
     MONY America (MONY Custom Equity Master)
          Statements of Assets and Liabilities as of June
          30, 1999..........................................   15
          Statements of Operations for the six months ended
          June 30, 1999.....................................   17
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   19
          Notes to Financial Statements.....................   24
     MONY America (MONY Custom Estate Master)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................   27
          Statements of Operations for the periods ended
          June 30, 1999.....................................   29
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999.......................   31
          Notes to Financial Statements.....................   33
     MONY (Strategist and MONYEquity Master)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................   36
          Statements of Operations for the six months ended
          June 30, 1999.....................................   38
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   40
          Notes to Financial Statements.....................   43
VARIABLE ACCOUNT S
     MONY America (MONYVestor)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................   46
          Statements of Operations for the six months ended
          June 30, 1999.....................................   47
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   48
          Notes to Financial Statements.....................   49
     MONY (MONYVestor)
          Statements of Assets and Liabilities as of June
          30, 1999..........................................   51
          Statements of Operations for the six months ended
          June 30, 1999.....................................   52
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   53
          Notes to Financial Statements.....................   54
VARIABLE ACCOUNT A
     MONY America (MONYMaster I&II and ValueMaster)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................   56
          Statements of Operations for the six months ended
          June 30, 1999.....................................   59

                                                              PAGE
                                                              ----
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   62
          Notes to Financial Statements.....................   66
     MONY America (MONY Custom Master)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................   69
          Statements of Operations for the six months ended
          June 30, 1999.....................................   71
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   73
          Notes to Financial Statements.....................   76
     MONY (MONYMaster I&II and ValueMaster)
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................   79
          Statements of Operations for the six months ended
          June 30, 1999.....................................   82
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................   85
          Notes to Financial Statements.....................   89
     MONY SERIES FUND, INC.
          Equity Growth Portfolio...........................   93
          Equity Income Portfolio...........................   96
          Intermediate Term Bond Portfolio..................   99
          Long Term Bond Portfolio..........................  102
          Diversified Portfolio.............................  105
          Government Securities Portfolio...................  108
          Money Market Portfolio............................  110
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................  113
          Statements of Operations for the six months ended
          June 30, 1999.....................................  114
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................  115
          Notes to Financial Statements.....................  117
          Financial Highlights..............................  120
     ENTERPRISE ACCUMULATION TRUST
          Growth Portfolio..................................  129
          Growth and Income Portfolio.......................  131
          Equity Portfolio..................................  134
          Equity Income Portfolio...........................  137
          Capital Appreciation Portfolio....................  140
          Small Company Growth Portfolio....................  144
          Small Company Value Portfolio.....................  147
          International Growth Portfolio....................  152
          High Yield Bond Portfolio.........................  156
          Managed Portfolio.................................  162
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................  166
          Statements of Operations for the six months ended
          June 30, 1999.....................................  168
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................  170
          Financial Highlights..............................  173
          Notes to Financial Statements.....................  177

                                                              PAGE
                                                              ----
     OCC ACCUMULATION TRUST
          Equity Portfolio..................................  184
          Small Cap Portfolio...............................  186
          Managed Portfolio.................................  188
          U.S. Government Income Portfolio..................  190
          Equity Portfolio Schedule of Investments..........  191
          Small Cap Portfolio Schedule of Investments.......  192
          Managed Portfolio Schedule of Investments.........  193
          U.S. Government Income Portfolio Schedule of
          Investments.......................................  194
          Statements of Assets and Liabilities as of
          June 30, 1999.....................................  195
          Statements of Operations for the six months ended
          June 30, 1999.....................................  196
          Statements of Changes in Net Assets for the
          periods ended June 30, 1999 and December 31,
          1998..............................................  197
          Notes to Financial Statements.....................  198
          Financial Highlights..............................  201

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                    STRATEGIST
                                  ------------------------------------------------------------------------------
                                                              MONY SERIES FUND, INC.
                                  ------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                    GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 4)....  $  789,739   $ 717,088     $ 145,252     $  59,851    $ 1,157,277   $  63,594
                                  ==========   =========     =========     =========    ===========   =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)............................  $1,138,722   $ 820,837     $ 147,409     $  60,005    $ 1,368,455   $  63,594
Amount due from MONY America....          29          31             0             0             11           0
Amount due from MONY Series
  Fund, Inc.....................         126         181            51             0            302          12
                                  ----------   ---------     ---------     ---------    -----------   ---------
          Total assets..........   1,138,877     821,049       147,460        60,005      1,368,768      63,606
                                  ----------   ---------     ---------     ---------    -----------   ---------
          LIABILITIES
Amount due to MONY America......         126         181            51             0            302          12
Amount due to MONY Series Fund,
  Inc. .........................          29          31             0             0             11           0
                                  ----------   ---------     ---------     ---------    -----------   ---------
          Total liabilities.....         155         212            51             0            313          12
                                  ----------   ---------     ---------     ---------    -----------   ---------
Net assets......................  $1,138,722   $ 820,837     $ 147,409     $  60,005    $ 1,368,455   $  63,594
                                  ==========   =========     =========     =========    ===========   =========
Net assets consist of:
  Contractholders' net
     payments...................  $  560,838   $ 438,532     $ 191,509     $ 107,621    $   853,640   $ 202,507
  Cost of insurance withdrawals
     (Note 3)...................    (420,794)   (542,534)     (219,281)     (169,249)    (1,001,455)   (220,725)
  Undistributed net investment
     income.....................     384,380     578,070       177,572       107,019        947,361      81,812
  Accumulated net realized gain
     (loss) on investments......     265,315     243,020        (4,548)       14,460        357,731           0
  Unrealized appreciation of
     investments................     348,983     103,749         2,157           154        211,178           0
                                  ----------   ---------     ---------     ---------    -----------   ---------
Net assets......................  $1,138,722   $ 820,837     $ 147,409     $  60,005    $ 1,368,455   $  63,594
                                  ==========   =========     =========     =========    ===========   =========
Number of units outstanding*....      14,206      11,344         5,907         1,909         24,736       3,318
                                  ----------   ---------     ---------     ---------    -----------   ---------
Net asset value per unit
  outstanding*..................  $    80.16   $   72.36     $   24.96     $   31.43    $     55.32   $   19.17
                                  ==========   =========     =========     =========    ===========   =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                              MONYEQUITY MASTER
                                              ----------------------------------------------------------------------------------
                                                             MONY SERIES FUND, INC.                  ENTERPRISE ACCUMULATION TRUST
                                              ----------------------------------------------------   ---------------------------
                                              INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY                        SMALL
                                               TERM BOND        BOND      SECURITIES     MARKET        EQUITY      COMPANY VALUE
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                              ------------   ----------   ----------   -----------   -----------   -------------
                   ASSETS
Investments at cost (Note 4)................   $ 839,319     $1,656,789   $ 951,858    $3,877,166    $35,086,481    $20,882,734
                                               =========     ==========   =========    ==========    ===========    ===========
Investments in Enterprise Accumulation Trust
  at net asset value (Note 2)...............   $       0     $        0   $       0    $        0    $38,170,803    $23,328,697
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)......................     806,127      1,531,949     938,842     3,877,166              0              0
Amount due from Enterprise Accumulation
  Trust.....................................           0              0           0             0          3,123          1,765
Amount due from MONY America................         211             46         983         1,183         28,223         16,213
Amount due from MONY Series Fund, Inc. .....         198          2,908       3,075           359              0              0
                                               ---------     ----------   ----------   -----------   -----------    -----------
        Total assets........................     806,536      1,534,903     942,900     3,878,708     38,202,149     23,346,675
                                               ---------     ----------   ----------   -----------   -----------    -----------
                LIABILITIES
Amount due to Enterprise Accumulation
  Trust.....................................           0              0           0             0         28,223         16,213
Amount due to MONY America..................         198          2,908       3,075           359          3,123          1,765
Amount due to MONY Series Fund, Inc. .......         211             46         983         1,183              0              0
                                               ---------     ----------   ----------   -----------   -----------    -----------
        Total liabilities...................         409          2,954       4,058         1,542         31,346         17,978
                                               ---------     ----------   ----------   -----------   -----------    -----------
Net assets..................................   $ 806,127     $1,531,949   $ 938,842    $3,877,166    $38,170,803    $23,328,697
                                               =========     ==========   ==========   ===========   ===========    ===========
Net assets consist of:
  Contractholders' net payments.............   $ 898,876     $1,814,305   $1,091,677   $4,554,518    $38,992,424    $22,434,135
  Cost of insurance withdrawals (Note 3)....    (118,835)     (406,346)    (214,730)   (1,119,885)    (8,372,381)    (4,515,598)
  Undistributed net investment income.......      53,751       178,058       51,806       442,533      1,545,295      1,574,770
  Accumulated net realized gain on
    investments.............................       5,527        70,772       23,105             0      2,921,143      1,389,427
  Unrealized appreciation (depreciation) of
    investments.............................     (33,192)     (124,840)     (13,016)            0      3,084,322      2,445,963
                                               ---------     ----------   ----------   -----------   -----------    -----------
Net assets..................................   $ 806,127     $1,531,949   $ 938,842    $3,877,166    $38,170,803    $23,328,697
                                               =========     ==========   ==========   ===========   ===========    ===========
Number of units outstanding*................      63,995       110,173       75,890       320,859      1,612,238      1,037,410
                                               ---------     ----------   ----------   -----------   -----------    -----------
Net asset value per unit outstanding*.......   $   12.60     $   13.90    $   12.37    $    12.08    $     23.68    $     22.49
                                               =========     ==========   ==========   ===========   ===========    ===========

                                                          MONYEQUITY MASTER
                                              -----------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                              -----------------------------------------
                                                             INTERNATIONAL   HIGH YIELD
                                                MANAGED         GROWTH          BOND
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                              ------------   -------------   ----------
                   ASSETS
Investments at cost (Note 4)................  $103,298,170    $ 8,736,941    $4,136,643
                                              ============    ===========    ==========
Investments in Enterprise Accumulation Trust
  at net asset value (Note 2)...............  $108,433,908    $ 9,003,792    $3,930,866
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)......................             0              0             0
Amount due from Enterprise Accumulation
  Trust.....................................         7,433          1,839         1,295
Amount due from MONY America................        52,578          2,096         1,228
Amount due from MONY Series Fund, Inc. .....             0              0             0
                                              ------------    -----------    ----------
        Total assets........................   108,493,919      9,007,727     3,933,389
                                              ------------    -----------    ----------
                LIABILITIES
Amount due to Enterprise Accumulation
  Trust.....................................        52,578          2,096         1,228
Amount due to MONY America..................         7,433          1,839         1,295
Amount due to MONY Series Fund, Inc. .......             0              0             0
                                              ------------    -----------    ----------
        Total liabilities...................        60,011          3,935         2,523
                                              ------------    -----------    ----------
Net assets..................................  $108,433,908    $ 9,003,792    $3,930,866
                                              ============    ===========    ==========
Net assets consist of:
  Contractholders' net payments.............  $109,651,125    $10,027,500    $4,501,374
  Cost of insurance withdrawals (Note 3)....   (24,784,132)    (2,017,043)     (936,335)
  Undistributed net investment income.......     8,807,901        394,876       550,873
  Accumulated net realized gain on
    investments.............................     9,623,276        331,608        20,731
  Unrealized appreciation (depreciation) of
    investments.............................     5,135,738        266,851      (205,777)
                                              ------------    -----------    ----------
Net assets..................................  $108,433,908    $ 9,003,792    $3,930,866
                                              ============    ===========    ==========
Number of units outstanding*................     4,649,673        556,322       268,319
                                              ------------    -----------    ----------
Net asset value per unit outstanding*.......  $      23.32    $     16.18    $    14.65
                                              ============    ===========    ==========

---------------
* Units outstanding have been rounded for presentation purposes
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                        STRATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.....................   $ 86,240     $138,748      $ 6,984       $ 3,619      $163,472      $  1,535
Mortality and expense risk charges
  (Note 3)..........................     (3,169)      (2,359)        (443)         (189)       (3,955)         (200)
                                       --------     --------      -------       -------      --------      --------
Net investment income...............     83,071      136,389        6,541         3,430        59,517         1,335
                                       --------     --------      -------       -------      --------      --------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales...............     19,201       56,069        7,590         8,778        84,304        10,698
  Cost of shares sold...............     (9,941)     (38,560)      (7,270)       (6,751)      (56,171)      (10,698)
                                       --------     --------      -------       -------      --------      --------
Net realized gain on investments....      9,260       17,509          320         2,027        28,133             0
Net increase (decrease) in
  unrealized appreciation of
  investments.......................     70,482      (59,318)      (8,198)       (9,544)       (9,349)            0
                                       --------     --------      -------       -------      --------      --------
Net realized and unrealized gain
  (loss) on investments.............     79,742      (41,809)      (7,878)       (7,517)       18,784             0
                                       --------     --------      -------       -------      --------      --------
Net increase (decrease) in net
  assets resulting from
  operations........................   $162,813     $ 94,580      $(1,337)      $(4,087)     $178,301      $  1,335
                                       ========     ========      =======       =======      ========      ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                 MONYEQUITY MASTER
                                 ------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                  ENTERPRISE ACCUMULATION TRUST
                                 ----------------------------------------------------   -----------------------------
                                 INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY                    SMALL COMPANY
                                  TERM BOND        BOND      SECURITIES     MARKET        EQUITY          VALUE
                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 ------------   ----------   ----------   -----------   -----------   -------------
Dividend income...............     $ 38,579     $  92,636    $  25,957    $    91,751   $         0    $         0
Mortality and expense risk
  charges (Note 3)............       (2,862)       (6,386)      (3,087)       (14,919)     (125,990)       (74,313)
                                   --------     ---------    ---------    -----------   -----------    -----------
Net investment income
  (loss)......................       35,717        86,250       22,870         76,832      (125,990)       (74,313)
                                   --------     ---------    ---------    -----------   -----------    -----------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales.........       84,483       918,049      126,142      5,318,608     3,920,321      2,486,249
  Cost of shares sold.........      (84,697)     (909,233)    (119,803)    (5,318,608)   (3,242,797)    (2,360,177)
                                   --------     ---------    ---------    -----------   -----------    -----------
Net realized gain (loss) on
  investments.................         (214)        8,816        6,339              0       677,524        126,072
Net increase (decrease) in
  unrealized appreciation of
  investments.................      (43,641)     (208,612)     (34,941)             0     2,274,033      2,584,879
                                   --------     ---------    ---------    -----------   -----------    -----------
Net realized and unrealized
  gain (loss) on
  investments.................      (43,855)     (199,796)     (28,602)             0     2,951,557      2,710,951
                                   --------     ---------    ---------    -----------   -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations..................     $ (8,138)    $(113,546)   $  (5,732)   $    76,832   $ 2,825,567    $ 2,636,638
                                   ========     =========    =========    ===========   ===========    ===========

                                            MONYEQUITY MASTER
                                -----------------------------------------
                                    ENTERPRISE ACCUMULATION TRUST
                                -----------------------------------------
                                               INTERNATIONAL   HIGH YIELD
                                  MANAGED         GROWTH          BOND
                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                ------------   -------------   ----------
Dividend income...............  $          0     $       0     $ 160,312
Mortality and expense risk
  charges (Note 3)............      (371,931)      (30,687)      (14,243)
                                ------------     ---------     ---------
Net investment income
  (loss)......................      (371,931)      (30,687)      146,069
                                ------------     ---------     ---------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales.........    11,021,116       827,492       577,549
  Cost of shares sold.........    (9,405,030)     (808,777)     (608,939)
                                ------------     ---------     ---------
Net realized gain (loss) on
  investments.................     1,616,086        18,715       (31,390)
Net increase (decrease) in
  unrealized appreciation of
  investments.................     5,769,217       114,006       (59,568)
                                ------------     ---------     ---------
Net realized and unrealized
  gain (loss) on
  investments.................     7,385,303       132,721       (90,958)
                                ------------     ---------     ---------
Net increase (decrease) in net
  assets resulting from
  operations..................  $  7,013,372     $ 102,034     $  55,111
                                ============     =========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  STRATEGIST
                            ---------------------------------------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                            ---------------------------------------------------------------------------------------
                                   EQUITY GROWTH                 EQUITY INCOME            INTERMEDIATE TERM BOND
                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                            ---------------------------   ---------------------------   ---------------------------
                            FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                            MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                1999           1998           1999           1998           1999           1998
                            ------------   ------------   ------------   ------------   ------------   ------------
                            (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income....   $   83,071      $133,288       $136,389       $113,923       $  6,541       $  7,197
 Net realized gain on
   investments............        9,260        31,754         17,509         24,324            320          1,127
 Net increase (decrease)
   in unrealized
   appreciation of
   investments............       70,482        26,614        (59,318)       (55,179)        (8,198)         1,982
                             ----------      --------       --------       --------       --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...............      162,813       191,656         94,580         83,068         (1,337)        10,306
                             ----------      --------       --------       --------       --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units......       28,659        47,550         16,085         31,012          4,988          8,787
 Net asset value of units
   redeemed or used to
   meet contract
   obligations............      (14,085)      (76,005)       (48,883)       (60,685)        (6,738)       (25,134)
                             ----------      --------       --------       --------       --------       --------
Net increase (decrease)
 from unit transactions...       14,574       (28,455)       (32,798)       (29,673)        (1,750)       (16,347)
                             ----------      --------       --------       --------       --------       --------
Net increase (decrease) in
 net assets...............      177,387       163,201         61,782         53,395         (3,087)        (6,041)
Net assets beginning of
 period...................      961,335       798,134        759,055        705,660        150,496        156,537
                             ----------      --------       --------       --------       --------       --------
Net assets end of
 period*..................   $1,138,722      $961,335       $820,837       $759,055       $147,409       $150,496
                             ==========      ========       ========       ========       ========       ========
Units outstanding
 beginning of period......       14,007        14,506         11,808         12,292          5,977          6,639
Units issued during the
 period...................          392           803            243            526            198            363
Units redeemed during the
 period...................         (193)       (1,302)          (707)        (1,010)          (268)        (1,025)
                             ----------      --------       --------       --------       --------       --------
Units outstanding end of
 period...................       14,206        14,007         11,344         11,808          5,907          5,977
                             ==========      ========       ========       ========       ========       ========
---------------
* Includes undistributed
 net investment income of:   $  384,380      $301,309       $578,070       $441,681       $177,572       $171,031

                                                                  STRATEGIST
                            ---------------------------------------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                            ---------------------------------------------------------------------------------------
                                  LONG TERM BOND                  DIVERSIFIED                  MONEY MARKET
                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                            ---------------------------   ---------------------------   ---------------------------
                            FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                            MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                1999           1998           1999           1998           1999           1998
                            ------------   ------------   ------------   ------------   ------------   ------------
                            (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income....    $  3,430       $  3,494      $  159,517     $  254,338      $  1,335       $  3,301
 Net realized gain on
   investments............       2,027          1,624          28,133         73,407             0              0
 Net increase (decrease)
   in unrealized
   appreciation of
   investments............      (9,544)         1,198          (9,349)       (84,041)            0              0
                              --------       --------      ----------     ----------      --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...............      (4,087)         6,316         178,301        243,704         1,335          3,301
                              --------       --------      ----------     ----------      --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units......       1,713          4,168          32,615         63,685         3,610          6,765
 Net asset value of units
   redeemed or used to
   meet contract
   obligations............      (8,455)       (11,205)        (77,286)      (183,727)      (10,468)       (16,512)
                              --------       --------      ----------     ----------      --------       --------
Net increase (decrease)
 from unit transactions...      (6,742)        (7,037)        (44,671)      (120,042)       (6,858)        (9,747)
                              --------       --------      ----------     ----------      --------       --------
Net increase (decrease) in
 net assets...............     (10,829)          (721)        133,630        123,662        (5,523)        (6,446)
Net assets beginning of
 period...................      70,834         71,555       1,234,825      1,111,163        69,117         75,563
                              --------       --------      ----------     ----------      --------       --------
Net assets end of
 period*..................    $ 60,005       $ 70,834      $1,368,455     $1,234,825      $ 63,594       $ 69,117
                              ========       ========      ==========     ==========      ========       ========
Units outstanding
 beginning of period......       2,112          2,334          25,565         28,291         3,678          4,207
Units issued during the
 period...................          52            127             641          1,509           191            369
Units redeemed during the
 period...................        (255)          (349)         (1,470)        (4,235)         (551)          (898)
                              --------       --------      ----------     ----------      --------       --------
Units outstanding end of
 period...................       1,909          2,112          24,736         25,565         3,318          3,678
                              ========       ========      ==========     ==========      ========       ========
---------------
* Includes undistributed
 net investment income of:    $107,019       $103,589      $  947,361     $  787,844      $ 81,812       $ 80,477

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MONYEQUITY MASTER
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                       INTERMEDIATE TERM BOND            LONG TERM BOND             GOVERNMENT SECURITIES
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............    $ 35,717       $ 11,937      $   86,250     $   44,501     $  22,870      $  14,412
  Net realized gain (loss) on
    investments....................        (214)         4,813           8,816         53,711         6,339         10,794
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     (43,641)         5,189        (208,612)         5,771       (34,941)         5,587
                                       --------       --------      ----------     ----------     ---------      ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................      (8,138)        21,939        (113,546)       103,983        (5,732)        30,793
                                       --------       --------      ----------     ----------     ---------      ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     230,914        495,470         624,456        910,497       339,814        389,606
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (68,670)       (99,753)       (534,737)      (407,166)     (114,614)      (199,430)
                                       --------       --------      ----------     ----------     ---------      ---------
Net increase (decrease) from unit
  transactions.....................     162,244        395,717          89,719        503,331       225,200        190,176
                                       --------       --------      ----------     ----------     ---------      ---------
Net increase (decrease) in net
  assets...........................     154,106        417,656         (23,827)       607,314       219,468        220,969
Net assets beginning of period.....     652,021        234,365       1,555,776        948,462       719,374        498,405
                                       --------       --------      ----------     ----------     ---------      ---------
Net assets end of period*..........    $806,127       $652,021      $1,531,949     $1,555,776     $ 938,842      $ 719,374
                                       ========       ========      ==========     ==========     =========      =========
Units outstanding beginning of
  period...........................      51,260         19,650         104,745         69,779        57,728         42,420
Units issued during the period.....      18,439         39,723          46,350         63,831        27,705         31,996
Units redeemed during the period...      (5,704)        (8,113)        (40,922)       (28,865)       (9,543)       (16,688)
                                       --------       --------      ----------     ----------     ---------      ---------
Units outstanding end of period....      63,995         51,260         110,173        104,745        75,890         57,728
                                       ========       ========      ==========     ==========     =========      =========

---------------
* Includes undistributed net
  investment income of:                $ 53,751       $ 18,034      $  178,058     $   91,808     $  51,806      $  28,936

                                          MONYEQUITY MASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                            MONEY MARKET
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1999           1998
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $    76,832    $    143,110
  Net realized gain (loss) on
    investments....................            0               0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................            0               0
                                     -----------    ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................       76,832         143,110
                                     -----------    ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,492,878      21,592,510
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (4,023,040)    (20,103,798)
                                     -----------    ------------
Net increase (decrease) from unit
  transactions.....................   (1,530,162)      1,488,712
                                     -----------    ------------
Net increase (decrease) in net
  assets...........................   (1,453,330)      1,631,822
Net assets beginning of period.....    5,330,496       3,698,674
                                     -----------    ------------
Net assets end of period*..........  $ 3,877,166    $  5,330,496
                                     ===========    ============
Units outstanding beginning of
  period...........................      449,645         325,979
Units issued during the period.....      232,690       1,861,351
Units redeemed during the period...     (361,476)     (1,737,685)
                                     -----------    ------------
Units outstanding end of period....      320,859         449,645
                                     ===========    ============
---------------
* Includes undistributed net
  investment income of:              $   442,533    $    365,701

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MONYEQUITY MASTER
                               ---------------------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                               ---------------------------------------------------------------------------------------
                                         EQUITY                  SMALL COMPANY VALUE                 MANAGED
                                       SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               ---------------------------   ---------------------------   ---------------------------
                               FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                               MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                 JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                   1999           1998           1999           1998           1999           1998
                               ------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income
    (loss)...................  $  (125,990)   $ 1,132,378    $   (74,313)   $   943,250    $   (371,931)  $  6,460,211
  Net realized gain (loss) on
    investments..............      677,524      1,299,251        126,072        880,276       1,616,086      4,263,820
  Net increase (decrease) in
    unrealized appreciation
    of investments...........    2,274,033       (555,041)     2,584,879       (781,462)      5,769,217     (6,000,861)
                               -----------    -----------    -----------    -----------    ------------   ------------
Net increase in net assets
  resulting from
  operations.................    2,825,567      1,876,588      2,636,638      1,042,064       7,013,372      4,723,170
                               -----------    -----------    -----------    -----------    ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units........    8,447,288     17,178,981      5,370,060     11,226,613      18,716,618     43,195,093
  Net asset value of units
    redeemed or used to meet
    contract obligations.....   (3,179,450)    (5,460,969)    (2,004,568)    (3,126,835)     (9,149,554)   (16,133,792)
                               -----------    -----------    -----------    -----------    ------------   ------------
Net increase from unit
  transactions...............    5,267,838     11,718,012      3,365,492      8,099,778       9,567,064     27,061,301
                               -----------    -----------    -----------    -----------    ------------   ------------
Net increase in net assets...    8,093,405     13,594,600      6,002,130      9,141,842      16,580,436     31,784,471
Net assets beginning of
  period.....................   30,077,398     16,482,798     17,326,567      8,184,725      91,853,472     60,069,001
                               -----------    -----------    -----------    -----------    ------------   ------------
Net assets end of period*....  $38,170,803    $30,077,398    $23,328,697    $17,326,567    $108,433,908   $ 91,853,472
                               ===========    ===========    ===========    ===========    ============   ============
Units outstanding beginning
  of period..................    1,373,480        821,090        874,371        449,403       4,216,748      2,954,670
Units issued during the
  period.....................      391,089        812,747        264,038        594,256         852,035      2,028,359
Units redeemed during the
  period.....................     (152,331)      (260,357)      (100,999)      (169,288)       (419,110)      (766,281)
                               -----------    -----------    -----------    -----------    ------------   ------------
Units outstanding end of
  period.....................    1,612,238      1,373,480      1,037,410        874,371       4,649,673      4,216,748
                               ===========    ===========    ===========    ===========    ============   ============
---------------
* Includes undistributed net
  investment income of:        $ 1,545,295    $ 1,671,285    $ 1,574,770    $ 1,649,083    $  8,807,901   $  9,179,832

                                                   MONYEQUITY MASTER
                               ---------------------------------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                               ---------------------------------------------------------
                                  INTERNATIONAL GROWTH             HIGH YIELD BOND
                                       SUBACCOUNT                    SUBACCOUNT
                               ---------------------------   ---------------------------
                               FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                               MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                 JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                   1999           1998           1999           1998
                               ------------   ------------   ------------   ------------
                               (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income
    (loss)...................   $  (30,687)   $   309,850     $  146,069     $  243,867
  Net realized gain (loss) on
    investments..............       18,715        147,844        (31,390)        15,820
  Net increase (decrease) in
    unrealized appreciation
    of investments...........      114,006        260,368        (59,568)      (184,965)
                                ----------    -----------     ----------     ----------
Net increase in net assets
  resulting from
  operations.................      102,034        718,062         55,111         74,722
                                ----------    -----------     ----------     ----------
From unit transactions:
  Net proceeds from the
    issuance of units........    2,013,656      4,158,036        859,809      2,119,601
  Net asset value of units
    redeemed or used to meet
    contract obligations.....     (730,699)    (1,336,551)      (519,825)      (598,271)
                                ----------    -----------     ----------     ----------
Net increase from unit
  transactions...............    1,282,957      2,821,485        339,984      1,521,330
                                ----------    -----------     ----------     ----------
Net increase in net assets...    1,384,991      3,539,547        395,095      1,596,052
Net assets beginning of
  period.....................    7,618,801      4,079,254      3,535,771      1,939,719
                                ----------    -----------     ----------     ----------
Net assets end of period*....   $9,003,792    $ 7,618,801     $3,930,866     $3,535,771
                                ==========    ===========     ==========     ==========
Units outstanding beginning
  of period..................      475,982        290,466        245,156        138,275
Units issued during the
  period.....................      127,339        275,608         59,096        148,827
Units redeemed during the
  period.....................      (46,999)       (90,092)       (35,933)       (41,946)
                                ----------    -----------     ----------     ----------
Units outstanding end of
  period.....................      556,322        475,982        268,319        245,156
                                ==========    ===========     ==========     ==========
---------------
* Includes undistributed net
  investment income of:         $  394,876    $   425,563     $  550,873     $  404,804

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist Subaccounts and nine MONYEquity Master Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for 1999 aggregated $9,540,661.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Strategist Subaccounts) and .75 percent (for the MONYEquity Master Subaccounts) of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1999 consist of the following:

                                                          MONY SERIES FUND, INC.
                                ---------------------------------------------------------------------------
                                 EQUITY      EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                 GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED     MARKET
                                PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                ---------   ---------   ------------   ---------   -----------    ---------
Shares beginning of period:
  Shares......................    25,166      29,251        13,283        4,998        62,020       69,117
  Amount......................  $682,834    $595,988      $140,141      $61,136    $1,014,298     $ 69,117
                                --------    --------      --------      -------    ----------     --------
Shares acquired:
  Shares......................       758         823           485          135         1,724        3,640
  Amount......................  $ 30,606    $ 20,912      $  5,397      $ 1,847    $   35,678     $  3,640
Shares received for
  reinvestment of dividends:
  Shares......................     2,116       5,691           649          286         8,194        1,535
  Amount......................  $ 86,240    $138,748      $  6,984      $ 3,619    $  163,472     $  1,535
Shares redeemed:
  Shares......................      (468)     (2,220)         (679)        (631)       (4,126)     (10,698)
  Amount......................  $ (9,941)   $(38,560)     $ (7,270)     $(6,751)   $  (56,171)    $(10,698)
                                --------    --------      --------      -------    ----------     --------
Net change:
  Shares......................     2,406       4,294           455         (210)        5,792       (5,523)
  Amount......................  $106,905    $121,100      $  5,111      $(1,285)   $  142,979     $ (5,523)
                                --------    --------      --------      -------    ----------     --------
Shares end of period:
  Shares......................    27,572      33,545        13,738        4,788        67,812       63,594
  Amount......................  $789,739    $717,088      $145,252      $59,851    $1,157,277     $ 63,594
                                ========    ========      ========      =======    ==========     ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                      MONY SERIES FUND, INC.                  ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------   ---------------------------
                       INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY                    SMALL COMPANY
                        TERM BOND        BOND      SECURITIES     MARKET        EQUITY          VALUE
                        PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                       ------------   ----------   ----------   -----------   -----------   -------------
Shares beginning of
  period:
  Shares.............      57,548     $  109,794      64,402      5,330,496       816,877        633,281
  Amount.............    $641,572     $1,472,004   $ 697,449    $ 5,330,496   $29,267,109    $17,465,483
                         --------     ----------   ---------    -----------   -----------    -----------
Shares acquired:
  Shares.............      21,682         74,509      31,608      3,773,527       241,876        201,805
  Amount.............    $243,865     $1,001,382   $ 348,255    $ 3,773,527   $ 9,062,169    $ 5,777,428
Shares received for
  reinvestment of
  dividends:
  Shares.............       3,585          7,311       2,399         91,751             0              0
  Amount.............    $ 38,579     $   92,636   $  25,957    $    91,751   $         0    $         0
Shares redeemed:
  Shares.............      (7,686)       (69,351)    (11,480)    (5,318,608)     (103,288)       (86,412)
  Amount.............    $(84,697)    $ (909,233)  $(119,803)   $(5,318,608)  $(3,242,797)   $(2,360,177)
                         --------     ----------   ---------    -----------   -----------    -----------
Net change:
  Shares.............      17,581         12,469      22,527     (1,453,330)      138,588        115,393
  Amount.............    $197,747     $  184,785   $ 254,409    $(1,453,330)  $ 5,819,372    $ 3,417,251
                         --------     ----------   ---------    -----------   -----------    -----------
Shares end of period:
  Shares.............      75,129        122,263      86,929      3,877,166       955,465        748,674
  Amount.............    $839,319     $1,656,789   $ 951,858    $ 3,877,166   $35,086,481    $20,882,734
                         ========     ==========   =========    ===========   ===========    ===========

                           ENTERPRISE ACCUMULATION TRUST
                       -----------------------------------------
                                      INTERNATIONAL   HIGH YIELD
                         MANAGED         GROWTH          BOND
                        PORTFOLIO       PORTFOLIO     PORTFOLIO
                       ------------   -------------   ----------
Shares beginning of
  period:
  Shares.............     2,264,632     1,130,386        658,431
  Amount.............  $ 92,486,951    $7,465,956     $3,681,980
                       ------------    ----------     ----------
Shares acquired:
  Shares.............       486,593       308,918        168,291
  Amount.............  $ 20,216,249    $2,079,762     $  903,290
Shares received for
  reinvestment of
  dividends:
  Shares.............             0             0         29,963
  Amount.............  $          0    $        0     $  160,312
Shares redeemed:
  Shares.............      (263,068)     (122,960)      (107,948)
  Amount.............  $ (9,405,030)   $ (808,777)    $ (608,939)
                       ------------    ----------     ----------
Net change:
  Shares.............       223,525       185,958         90,306
  Amount.............  $ 10,811,219    $1,270,985     $  454,663
                       ------------    ----------     ----------
Shares end of period:
  Shares.............     2,488,157     1,316,344        748,737
  Amount.............  $103,298,170    $8,736,941     $4,136,643
                       ============    ==========     ==========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                     MONY CUSTOM EQUITY MASTER
                                   ---------------------------------------------------------------------------------------------
                                                 MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------   ---------------------------------------
                                   INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                    TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                   ------------   ----------   ----------   ----------   ----------   -------------   ----------
             ASSETS
Investments at cost (Note 4).....    $186,829      $198,299     $122,187     $632,277    $1,001,373     $893,225      $2,584,849
                                     ========      ========     ========     ========    ==========     ========      ==========
Investments in Enterprise
  Accumulation Trust, at net
  asset value (Note 2)...........    $      0      $      0     $      0     $      0    $1,036,639     $961,572      $2,680,729
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2).............................     178,200       187,933      119,776      632,277             0            0               0
Amount due from Enterprise
  Accumulation Trust.............           0             0            0            0         1,607        1,395           3,442
Amount due from MONY America.....          13            77           13          207         4,342        2,699           9,908
Amount due from MONY Series Fund,
  Inc. ..........................         514           841          576          460             0            0               0
                                     --------      --------     --------     --------    ----------     --------      ----------
          Total assets...........     178,727       188,851      120,365      632,944     1,042,588      965,666       2,694,079
                                     --------      --------     --------     --------    ----------     --------      ----------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust.............           0             0            0            0         4,342        2,699           9,908
Amount due to MONY America.......         514           841          576          460         1,607        1,395           3,442
Amount due to MONY Series Fund,
  Inc............................          13            77           13          207             0            0               0
                                     --------      --------     --------     --------    ----------     --------      ----------
          Total liabilities......         527           918          589          667         5,949        4,094          13,350
                                     --------      --------     --------     --------    ----------     --------      ----------
Net assets.......................    $178,200      $187,933     $119,776     $632,277    $1,036,639     $961,572      $2,680,729
                                     ========      ========     ========     ========    ==========     ========      ==========
Net assets consist of:
     Contractholders' net
       payments..................    $185,991      $209,336     $127,901     $660,594    $1,079,918     $952,876      $2,794,555
     Cost of insurance
       withdrawals (Note 3)......      (6,456)      (15,863)      (7,844)     (36,441)      (92,319)     (65,812)       (230,742)
     Undistributed net investment
       income (loss).............       7,520         6,631        2,276        8,124          (768)        (758)         (2,291)
     Accumulated net realized
       gain (loss) on
       investments...............        (226)       (1,805)        (146)           0        14,542        6,919          23,327
     Unrealized appreciation
       (depreciation) of
       investments...............      (8,629)      (10,366)      (2,411)           0        35,266       68,347          95,880
                                     --------      --------     --------     --------    ----------     --------      ----------
Net assets.......................    $178,200      $187,933     $119,776     $632,277    $1,036,639     $961,572      $2,680,729
                                     ========      ========     ========     ========    ==========     ========      ==========
Number of units outstanding*.....      17,911        20,103       12,045       61,886        94,519       80,686         245,819
                                     --------      --------     --------     --------    ----------     --------      ----------
Net asset value per unit
  outstanding*...................    $   9.95      $   9.35     $   9.94     $  10.22    $    10.97     $  11.92      $    10.91
                                     ========      ========     ========     ========    ==========     ========      ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
            ASSETS
Investments at cost (Note 4)...    $338,986       $217,297    $3,811,155    $636,375      $235,939       $424,087      $461,199
                                   ========       ========    ==========    ========      ========       ========      ========
Investments in Enterprise
  Accumulation Trust at net
  asset value (Note 2).........    $343,232       $213,196    $3,931,800    $687,036      $268,253       $450,579      $483,920
Amount due from Enterprise
  Accumulation Trust...........         521            639         4,505         847           812            328           883
Amount due from MONY America...       1,817             67         7,922       2,605         1,925          1,028         2,198
                                   --------       --------    ----------    --------      --------       --------      --------
         Total assets..........     345,570        213,902     3,944,227     690,488       270,990        451,935       487,001
                                   --------       --------    ----------    --------      --------       --------      --------
          LIABILITIES
Amount due to Enterprise
  Accumulation Trust...........       1,817             67         7,922       2,605         1,925          1,028         2,198
Amount due to MONY America.....         521            639         4,505         847           812            328           883
                                   --------       --------    ----------    --------      --------       --------      --------
         Total liabilities.....       2,338            706        12,427       3,452         2,737          1,356         3,081
                                   --------       --------    ----------    --------      --------       --------      --------
Net assets.....................    $343,232       $213,196    $3,931,800    $687,036      $268,253       $450,579      $483,920
                                   ========       ========    ==========    ========      ========       ========      ========
Net assets consist of:
    Contractholders' net
      payments.................    $363,918       $228,820    $4,055,693    $676,918      $263,236       $459,055      $490,748
    Cost of insurance
      withdrawals (Note 3).....     (25,044)       (15,158)     (276,251)    (46,942)      (25,683)       (38,872)      (33,734)
    Undistributed net
      investment income
      (loss)...................        (260)         3,943        (2,684)       (500)         (193)           412          (273)
    Accumulated net realized
      gain (loss) on
      investments..............         372           (308)       34,397       6,899        (1,421)         3,492         4,458
    Unrealized appreciation
      (depreciation) of
      investments..............       4,246         (4,101)      120,645      50,661        32,314         26,492        22,721
                                   --------       --------    ----------    --------      --------       --------      --------
Net assets.....................    $343,232       $213,196    $3,931,800    $687,036      $268,253       $450,579      $483,920
                                   ========       ========    ==========    ========      ========       ========      ========
Number of units outstanding*...      32,686         20,943       343,134      58,202        22,677         39,606        40,242
                                   --------       --------    ----------    --------      --------       --------      --------
Net asset value per unit
  outstanding*.................    $  10.50       $  10.18    $    11.46    $  11.80      $  11.83       $  11.38      $  12.03
                                   ========       ========    ==========    ========      ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                     MONY CUSTOM EQUITY MASTER
                                   ----------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                   ----------------------------------------------------   ---------------------------------------
                                   INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY                   SMALL COMPANY
                                    TERM BOND        BOND      SECURITIES     MARKET        EQUITY         VALUE        MANAGED
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                   ------------   ----------   ----------   -----------   ----------   -------------   ----------
Dividend income..................    $  7,708      $  6,796     $  2,391    $     8,797   $       0      $       0     $       0
Mortality and expense risk
  charges (Note 3)...............        (188)         (165)        (115)          (673)       (767)          (758)       (2,290)
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net investment gain (loss).......       7,520         6,631        2,276          8,124        (767)          (758)       (2,290)
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales............      36,852        51,766       15,291      1,966,233     234,732        204,027       553,551
  Cost of shares sold............     (37,078)      (53,571)     (15,437)    (1,966,233)   (220,198)      (197,110)     (530,240)
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net realized gain (loss) on
  investments....................        (226)       (1,805)        (146)             0      14,534          6,917        23,311
Net increase (decrease) in
  unrealized appreciation of
  investments....................      (8,631)      (10,371)      (2,411)             0      35,022         68,067        95,649
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net realized and unrealized gain
  (loss) on investments..........      (8,857)      (12,176)      (2,557)             0      49,556         74,984       118,960
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net increase (decrease) in net
  assets resulting from
  operations.....................    $ (1,337)     $ (5,545)    $   (281)   $     8,124   $  48,789      $  74,226     $ 116,670
                                     ========      ========     ========    ===========   =========      =========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
Dividend income................    $       0      $  4,111    $       0     $      0      $      0       $    851      $      0
Mortality and expense risk
  charges (Note 3).............         (260)         (170)      (2,683)        (500)         (193)          (439)         (273)
                                   ---------      --------    ---------     --------      --------       --------      --------
Net investment income (loss)...         (260)        3,941       (2,683)        (500)         (193)           412          (273)
                                   ---------      --------    ---------     --------      --------       --------      --------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales..........      135,907        73,036      681,737       94,989        71,865         62,788        84,077
  Cost of shares sold..........     (135,537)      (73,344)    (647,366)     (88,090)      (73,287)       (59,296)      (79,622)
                                   ---------      --------    ---------     --------      --------       --------      --------
Net realized gain (loss) on
  investments..................          370          (308)      34,371        6,899        (1,422)         3,492         4,455
Net increase (decrease) in
  unrealized appreciation of
  investments..................        4,228        (4,104)     120,521       50,598        32,263         26,474        22,697
                                   ---------      --------    ---------     --------      --------       --------      --------
Net realized and unrealized
  gain (loss) on investments...        4,598        (4,412)     154,892       57,497        30,841         29,966        27,152
                                   ---------      --------    ---------     --------      --------       --------      --------
Net increase (decrease) in net
  assets resulting from
  operations...................    $   4,338      $   (471)   $ 152,209     $ 56,997      $ 30,648       $ 30,378      $ 26,879
                                   =========      ========    =========     ========      ========       ========      ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   MONY CUSTOM EQUITY MASTER
                                            -----------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                            -----------------------------------------------------------------------
                                                       INTERMEDIATE                          LONG TERM
                                                        TERM BOND                               BOND
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED   DECEMBER 29, 1998**   MONTHS ENDED   DECEMBER 16, 1998**
                                              JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
                                            (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment gain.....................    $  7,520           $    0            $  6,631           $    0
  Net realized gain (loss) on
     investments..........................        (226)               0              (1,805)               0
  Net increase (decrease) in unrealized
     appreciation of investments..........      (8,631)               2             (10,371)               5
                                              --------           ------            --------           ------
Net increase (decrease) in net assets
  resulting from operations...............      (1,337)               2              (5,545)               5
                                              --------           ------            --------           ------
From unit transactions:
  Net proceeds from the issuance of
     units................................     185,612            1,933             220,687            1,559
  Net asset value of units redeemed or
     used to meet contract obligations....      (8,006)              (4)            (28,750)             (23)
                                              --------           ------            --------           ------
Net increase from unit transactions.......     177,606            1,929             191,937            1,536
                                              --------           ------            --------           ------
Net increase in net assets................     176,269            1,931             186,392            1,541
Net assets beginning of period............       1,931                0               1,541                0
                                              --------           ------            --------           ------
Net assets end of period*.................    $178,200           $1,931            $187,933           $1,541
                                              ========           ======            ========           ======
Units outstanding beginning of period.....         193                0                 155                0
Units issued during the period............      18,520              193              22,922              157
Units redeemed during the period..........        (802)               0              (2,974)              (2)
                                              --------           ------            --------           ------
Units outstanding end of period...........      17,911              193              20,103              155
                                              ========           ======            ========           ======
---------------
 * Includes undistributed net investment
   income of:                                 $  7,520           $    0            $  6,631           $    0
** Commencement of operations

                                                MONY CUSTOM EQUITY MASTER
                                            ----------------------------------
                                                  MONY SERIES FUND, INC.
                                            ----------------------------------
                                                        GOVERNMENT
                                                        SECURITIES
                                                        SUBACCOUNT
                                            ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED   DECEMBER 17, 1998**
                                              JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998
                                            ------------   -------------------
                                            (UNAUDITED)
From operations:
  Net investment gain.....................    $  2,276            $  0
  Net realized gain (loss) on
     investments..........................        (146)              0
  Net increase (decrease) in unrealized
     appreciation of investments..........      (2,411)              0
                                              --------            ----
Net increase (decrease) in net assets
  resulting from operations...............        (281)              0
                                              --------            ----
From unit transactions:
  Net proceeds from the issuance of
     units................................     131,103             737
  Net asset value of units redeemed or
     used to meet contract obligations....     (11,775)             (8)
                                              --------            ----
Net increase from unit transactions.......     119,328             729
                                              --------            ----
Net increase in net assets................     119,047             729
Net assets beginning of period............         729               0
                                              --------            ----
Net assets end of period*.................    $119,776            $729
                                              ========            ====
Units outstanding beginning of period.....          73               0
Units issued during the period............      13,153              74
Units redeemed during the period..........      (1,181)             (1)
                                              --------            ----
Units outstanding end of period...........      12,045              73
                                              ========            ====
---------------
 * Includes undistributed net investment
   income of:                                 $  2,276            $  0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MONY CUSTOM EQUITY MASTER
                                           -----------------------------------------------------------------------
                                                 MONY SERIES FUND, INC.           ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------   ----------------------------------
                                                         MONEY
                                                         MARKET                               EQUITY
                                                       SUBACCOUNT                           SUBACCOUNT
                                           ----------------------------------   ----------------------------------
                                           FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED   DECEMBER 28, 1998**   MONTHS ENDED   DECEMBER 9, 1998**
                                             JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                               1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                           ------------   -------------------   ------------   -------------------
                                           (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment gain (loss).............   $    8,124          $     0          $     (767)         $    (1)
  Net realized gain on investments.......            0                0              14,534                8
  Net increase in unrealized appreciation
     of investments......................            0                0              35,022              244
                                            ----------          -------          ----------          -------
Net increase in net assets resulting from
  operations.............................        8,124                0              48,789              251
                                            ----------          -------          ----------          -------
From unit transactions:
  Net proceeds from the issuance of
     units...............................    1,423,155           65,877           1,098,853           19,516
  Net asset value of units redeemed or
     used to meet contract obligations...     (863,657)          (1,222)           (130,360)            (410)
                                            ----------          -------          ----------          -------
Net increase from unit transactions......      559,498           64,655             968,493           19,106
                                            ----------          -------          ----------          -------
Net increase in net assets...............      567,622           64,655           1,017,282           19,357
Net assets beginning of period...........       64,655                0              19,357                0
                                            ----------          -------          ----------          -------
Net assets end of period*................   $  632,277          $64,655          $1,036,639          $19,357
                                            ==========          =======          ==========          =======
Units outstanding beginning of period....        6,463                0               1,912                0
Units issued during the period...........      141,035            6,585             105,160            1,953
Units redeemed during the period.........      (85,612)            (122)            (12,553)             (41)
                                            ----------          -------          ----------          -------
Units outstanding end of period..........       61,886            6,463              94,519            1,912
                                            ==========          =======          ==========          =======
---------------
 * Includes undistributed net investment
   income (loss) of:                        $    8,124          $     0          $     (768)         $    (1)
** Commencement of operations

                                               MONY CUSTOM EQUITY MASTER
                                           ----------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------
                                                     SMALL COMPANY
                                                         VALUE
                                                       SUBACCOUNT
                                           ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED    DECEMBER 9, 1998**
                                             JUNE 30,           THROUGH
                                               1999        DECEMBER 31, 1998
                                           -------------   ------------------
                                            (UNAUDITED)
From operations:
  Net investment gain (loss).............    $   (758)           $    0
  Net realized gain on investments.......       6,917                 2
  Net increase in unrealized appreciation
     of investments......................      68,067               280
                                             --------            ------
Net increase in net assets resulting from
  operations.............................      74,226               282
                                             --------            ------
From unit transactions:
  Net proceeds from the issuance of
     units...............................     979,184             7,930
  Net asset value of units redeemed or
     used to meet contract obligations...     (99,925)             (125)
                                             --------            ------
Net increase from unit transactions......     879,259             7,805
                                             --------            ------
Net increase in net assets...............     953,485             8,087
Net assets beginning of period...........       8,087                 0
                                             --------            ------
Net assets end of period*................    $961,572            $8,087
                                             ========            ======
Units outstanding beginning of period....         772                 0
Units issued during the period...........      89,054               784
Units redeemed during the period.........      (9,140)              (12)
                                             --------            ------
Units outstanding end of period..........      80,686               772
                                             ========            ======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $   (758)           $    0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                            -----------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------------------------------------------------
                                                                                           INTERNATIONAL
                                                         MANAGED                               GROWTH
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED   DECEMBER 9, 1998**    MONTHS ENDED   DECEMBER 9, 1998**
                                              JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
                                            (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss)............   $   (2,290)         $    (1)          $   (260)          $    0
  Net realized gain (loss) on
     investments..........................       23,311               16                370                2
  Net increase (decrease) in unrealized
     appreciation of investments..........       95,649              231              4,228               18
                                             ----------          -------           --------           ------
Net increase (decrease) in net assets
  resulting from operations...............      116,670              246              4,338               20
                                             ----------          -------           --------           ------
From unit transactions:
  Net proceeds from the issuance of
     units................................    2,874,747           27,281            402,942            1,391
  Net asset value of units redeemed or
     used to meet contract obligations....     (337,661)            (554)           (65,410)             (49)
                                             ----------          -------           --------           ------
Net increase from unit transactions.......    2,537,086           26,727            337,532            1,342
                                             ----------          -------           --------           ------
Net increase in net assets................    2,653,756           26,973            341,870            1,362
Net assets beginning of period............       26,973                0              1,362                0
                                             ----------          -------           --------           ------
Net assets end of period*.................   $2,680,729          $26,973           $343,232           $1,362
                                             ==========          =======           ========           ======
Units outstanding beginning of period.....        2,653                0                131                0
Units issued during the period............      275,543            2,708             38,889              136
Units redeemed during the period..........      (32,377)             (55)            (6,334)              (5)
                                             ----------          -------           --------           ------
Units outstanding end of period...........      245,819            2,653             32,686              131
                                             ==========          =======           ========           ======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $   (2,291)         $    (1)          $   (260)          $    0
** Commencement of operations

                                                MONY CUSTOM EQUITY MASTER
                                            ----------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                            ----------------------------------
                                                        HIGH YIELD
                                                           BOND
                                                        SUBACCOUNT
                                            ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED   DECEMBER 14, 1998**
                                              JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998
                                            ------------   -------------------
                                            (UNAUDITED)
From operations:
  Net investment income (loss)............    $  3,941           $    2
  Net realized gain (loss) on
     investments..........................        (308)               0
  Net increase (decrease) in unrealized
     appreciation of investments..........      (4,104)               3
                                              --------           ------
Net increase (decrease) in net assets
  resulting from operations...............        (471)               5
                                              --------           ------
From unit transactions:
  Net proceeds from the issuance of
     units................................     241,681            3,481
  Net asset value of units redeemed or
     used to meet contract obligations....     (31,460)             (40)
                                              --------           ------
Net increase from unit transactions.......     210,221            3,441
                                              --------           ------
Net increase in net assets................     209,750            3,446
Net assets beginning of period............       3,446                0
                                              --------           ------
Net assets end of period*.................    $213,196           $3,446
                                              ========           ======
Units outstanding beginning of period.....         345                0
Units issued during the period............      23,690              349
Units redeemed during the period..........      (3,092)              (4)
                                              --------           ------
Units outstanding end of period...........      20,943              345
                                              ========           ======
---------------
 * Includes undistributed net investment
   income (loss) of:                          $  3,943           $    2
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MONY CUSTOM EQUITY MASTER
                                           -----------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------------------------------------------
                                                                                            GROWTH AND
                                                         GROWTH                               INCOME
                                                       SUBACCOUNT                           SUBACCOUNT
                                           ----------------------------------   ----------------------------------
                                           FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED   DECEMBER 9, 1998**    MONTHS ENDED   DECEMBER 9, 1998**
                                             JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                               1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                           ------------   -------------------   ------------   -------------------
                                           (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment (loss)..................   $   (2,683)         $    (1)          $   (500)          $     0
  Net realized gain (loss) on
     investments.........................       34,371               26              6,899                 0
  Net increase in unrealized appreciation
     of investments......................      120,521              124             50,598                63
                                            ----------          -------           --------           -------
Net increase in net assets resulting from
  operations.............................      152,209              149             56,997                63
                                            ----------          -------           --------           -------
From unit transactions:
  Net proceeds from the issuance of
     units...............................    4,136,289           52,409            675,274            10,095
  Net asset value of units redeemed or
     used to meet contract obligations...     (408,950)            (306)           (55,373)              (20)
                                            ----------          -------           --------           -------
Net increase from unit transactions......    3,727,339           52,103            619,901            10,075
                                            ----------          -------           --------           -------
Net increase in net assets...............    3,879,548           52,252            676,898            10,138
Net assets beginning of period...........       52,252                0             10,138                 0
                                            ----------          -------           --------           -------
Net assets end of period*................   $3,931,800          $52,252           $687,036           $10,138
                                            ==========          =======           ========           =======
Units outstanding beginning of period....        5,053                0              1,012                 0
Units issued during the period...........      375,413            5,083             62,277             1,014
Units redeemed during the period.........      (37,332)             (30)            (5,087)               (2)
                                            ----------          -------           --------           -------
Units outstanding end of period..........      343,134            5,053             58,202             1,012
                                            ==========          =======           ========           =======
---------------
 * Includes undistributed net investment
   income (loss) of:                        $   (2,684)         $    (1)          $   (500)          $     0
** Commencement of operations

                                                MONY CUSTOM EQUITY MASTER
                                           -----------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------
                                                      SMALL COMPANY
                                                         GROWTH
                                                       SUBACCOUNT
                                           -----------------------------------
                                            FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED    DECEMBER 9, 1998**
                                             JUNE 30,            THROUGH
                                               1999         DECEMBER 31, 1998
                                           -------------   -------------------
                                            (UNAUDITED)
From operations:
  Net investment (loss)..................    $   (193)           $    0
  Net realized gain (loss) on
     investments.........................      (1,422)                1
  Net increase in unrealized appreciation
     of investments......................      32,263                51
                                             --------            ------
Net increase in net assets resulting from
  operations.............................      30,648                52
                                             --------            ------
From unit transactions:
  Net proceeds from the issuance of
     units...............................     273,917             1,456
  Net asset value of units redeemed or
     used to meet contract obligations...     (37,759)              (61)
                                             --------            ------
Net increase from unit transactions......     236,158             1,395
                                             --------            ------
Net increase in net assets...............     266,806             1,447
Net assets beginning of period...........       1,447                 0
                                             --------            ------
Net assets end of period*................    $268,253            $1,447
                                             ========            ======
Units outstanding beginning of period....         140                 0
Units issued during the period...........      26,139               146
Units redeemed during the period.........      (3,602)               (6)
                                             --------            ------
Units outstanding end of period..........      22,677               140
                                             ========            ======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $   (193)           $    0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 MONY CUSTOM EQUITY MASTER
                                                          -----------------------------------------------------------------------
                                                                               ENTERPRISE ACCUMULATION TRUST
                                                          -----------------------------------------------------------------------
                                                                        EQUITY                              CAPITAL
                                                                        INCOME                            APPRECIATION
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                          ----------------------------------   ----------------------------------
                                                          FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                                          MONTHS ENDED   DECEMBER 9, 1998**    MONTHS ENDED   DECEMBER 9, 1998**
                                                            JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                              1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                                          ------------   -------------------   ------------   -------------------
                                                          (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss)..........................    $    412           $     0           $   (273)          $    0
  Net realized gain on investments......................       3,492                 0              4,455                3
  Net increase in unrealized appreciation of
     investments........................................      26,474                18             22,697               24
                                                            --------           -------           --------           ------
Net increase in net assets resulting from operations....      30,378                18             26,879               27
                                                            --------           -------           --------           ------
From unit transactions:
  Net proceeds from the issuance of units...............     454,242            11,177            494,821            8,145
  Net asset value of units redeemed or used to meet
     contract obligations...............................     (45,222)              (14)           (45,903)             (49)
                                                            --------           -------           --------           ------
Net increase from unit transactions.....................     409,020            11,163            448,918            8,096
                                                            --------           -------           --------           ------
Net increase in net assets..............................     439,398            11,181            475,797            8,123
Net assets beginning of period..........................      11,181                 0              8,123                0
                                                            --------           -------           --------           ------
Net assets end of period*...............................    $450,579           $11,181           $483,920           $8,123
                                                            ========           =======           ========           ======
Units outstanding beginning of period...................       1,091                 0                743                0
Units issued during the period..........................      42,708             1,092             43,588              748
Units redeemed during the period........................      (4,193)               (1)            (4,089)              (5)
                                                            --------           -------           --------           ------
Units outstanding end of period.........................      39,606             1,091             40,242              743
                                                            ========           =======           ========           ======
---------------
 * Includes undistributed net investment income (loss)
  of:                                                       $    412           $     0           $   (273)          $    0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are currently fourteen MONY Custom Equity Master Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the MONY Custom Equity Master commenced operations during 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for 1999 aggregated $914,343.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .35 percent (for the MONY Custom Equity Master Subaccounts) of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                     MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                       ---------------------------------------------------   ---------------------------------------
                       INTERMEDIATE   LONG TERM   GOVERNMENT      MONEY                   SMALL COMPANY
                        TERM BOND       BOND      SECURITIES     MARKET        EQUITY         VALUE        MANAGED
                        PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                       ------------   ---------   ----------   -----------   ----------   -------------   ----------
Shares beginning of
  period:
  Shares.............         170          108           65         64,655          525           295            665
  Amount.............    $  1,929     $  1,536     $    729    $    64,655   $   19,113    $    7,807     $   26,742
                         --------     --------     --------    -----------   ----------    ----------     ----------
Shares acquired:
  Shares.............      18,992       18,169       12,187      2,525,058       31,599        37,667         74,125
  Amount.............    $214,270     $243,538     $134,504    $ 2,525,058   $1,202,458    $1,082,528     $3,088,347
Shares received for
  reinvestment of
  dividends:
  Shares.............         716          536          221          8,797            0             0              0
  Amount.............    $  7,708     $  6,796     $  2,391    $     8,797   $        0    $        0     $        0
Shares redeemed:
  Shares.............      (3,270)      (3,814)      (1,383)    (1,966,233)      (6,176)       (7,103)       (13,277)
  Amount.............    $(37,078)    $(53,571)    $(15,437)   $(1,966,233)  $ (220,198)   $ (197,110)    $ (530,240)
                         --------     --------     --------    -----------   ----------    ----------     ----------
Net change:
  Shares.............      16,438       14,891       11,025        567,622       25,423        30,564         60,848
  Amount.............    $184,900     $196,763     $121,458    $   567,622   $  982,260    $  885,418     $2,558,107
                         --------     --------     --------    -----------   ----------    ----------     ----------
Shares end of period:
  Shares.............      16,608       14,999       11,090        632,277       25,948        30,859         61,513
  Amount.............    $186,829     $198,299     $122,187    $   632,277   $1,001,373    $  893,225     $2,584,849
                         ========     ========     ========    ===========   ==========    ==========     ==========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                        ENTERPRISE ACCUMULATION TRUST
                       -----------------------------------------------------------------------------------------------
                       INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY    EQUITY       CAPITAL
                          GROWTH          BOND        GROWTH       INCOME        GROWTH        INCOME     APPRECIATION
                         PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                       -------------   ----------   ----------   ----------   -------------   ---------   ------------
Shares beginning of
  period:
  Shares.............          202           642         9,915       1,984           265         2,197         1,459
  Amount.............    $   1,344      $  3,443    $   52,128    $ 10,075      $  1,396      $ 11,163      $  8,099
                         ---------      --------    ----------    --------      --------      --------      --------
Shares acquired:
  Shares.............       70,217        52,826       783,416     129,193        55,834        89,068        91,985
  Amount.............    $ 473,179      $283,087    $4,406,393    $714,390      $307,830      $471,369      $532,722
Shares received for
  reinvestment of
  dividends:
  Shares.............            0           719             0           0             0           151             0
  Amount.............    $       0      $  4,111    $        0    $      0      $      0      $    851      $      0
Shares redeemed:
  Shares.............      (20,239)      (13,578)     (121,228)    (17,241)      (13,247)      (11,668)      (14,629)
  Amount.............    $(135,537)     $(73,344)   $ (647,366)   $(88,090)     $(73,287)     $(59,296)     $(79,622)
                         ---------      --------    ----------    --------      --------      --------      --------
Net change:
  Shares.............       49,978        39,967       662,188     111,952        42,587        77,551        77,356
  Amount.............    $ 337,642      $213,854    $3,759,027    $626,300      $234,543      $412,924      $453,100
                         ---------      --------    ----------    --------      --------      --------      --------
Shares end of period:
  Shares.............       50,180        40,609       672,103     113,936        42,852        79,748        78,815
  Amount.............    $ 338,986      $217,297    $3,811,155    $636,375      $235,939      $424,087      $461,199
                         =========      ========    ==========    ========      ========      ========      ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
ASSETS
Investments at cost (Note 4)......    $84,252       $94,170      $31,507      $ 98,226     $78,420        $87,009       $265,912
                                      =======       =======      =======      ========     =======        =======       ========
Investments in Enterprise
  Accumulation Trust, at net asset
  value (Note 2)..................    $     0       $     0      $     0      $      0     $79,827        $92,858       $272,980
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2)..............................     79,863        86,618       31,110        98,226           0              0              0
Amount due from Enterprise
  Accumulation Trust..............          0             0            0             0           0            191            318
Amount due from MONY America......          0             0            0             0          59             26             68
                                      -------       -------      -------      --------     -------        -------       --------
         Total assets.............     79,863        86,618       31,110        98,226      79,886         93,075        273,366
                                      -------       -------      -------      --------     -------        -------       --------
LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............          0             0            0             0          59             26             68
Amount due to MONY America........          0             0            0             0           0            191            318
                                      -------       -------      -------      --------     -------        -------       --------
         Total liabilities........          0             0            0             0          59            217            386
                                      -------       -------      -------      --------     -------        -------       --------
Net assets........................    $79,863       $86,618      $31,110      $ 98,226     $79,827        $92,858       $272,980
                                      =======       =======      =======      ========     =======        =======       ========
Net assets consist of:
  Contractholders' net payments...    $81,365       $90,325      $31,660      $102,423     $80,565        $89,360       $270,976
  Cost of insurance withdrawals
    (Note 3)......................       (743)         (806)        (428)       (5,500)     (2,310)        (2,497)        (6,665)
  Undistributed net investment
    income (loss).................      3,651         4,712          289         1,303         (49)           (57)          (169)
  Accumulated net realized gain
    (loss) on investments.........        (21)          (61)         (14)            0         214            203          1,770
  Unrealized appreciation
    (depreciation) of
    investments...................     (4,389)       (7,552)        (397)            0       1,407          5,849          7,068
                                      -------       -------      -------      --------     -------        -------       --------
Net assets........................    $79,863       $86,618      $31,110      $ 98,226     $79,827        $92,858       $272,980
                                      =======       =======      =======      ========     =======        =======       ========
Number of units outstanding*......      7,973         9,008        3,118         9,631       7,353          8,251         25,374
                                      -------       -------      -------      --------     -------        -------       --------
Net asset value per unit
  outstanding*....................    $ 10.02       $  9.62      $  9.98      $  10.20     $ 10.86        $ 11.25       $  10.76
                                      =======       =======      =======      ========     =======        =======       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                    MONY CUSTOM ESTATE MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
ASSETS
Investments at cost (Note 4)...     $30,380       $21,011      $482,498     $232,137       $54,117       $156,680      $45,641
                                    =======       =======      ========     ========       =======       ========      =======
Investments in Enterprise
  Accumulation Trust at net
  asset value (Note 2).........     $31,114       $20,592      $500,815     $246,809       $62,709       $164,155      $48,862
Amount due from Enterprise
  Accumulation Trust...........         127             0        13,747            0             0              0            0
Amount due from MONY America...          13            13            96            0             0              0            0
                                    -------       -------      --------     --------       -------       --------      -------
         Total assets..........      31,254        20,605       514,658      246,809        62,709        164,155       48,862
                                    -------       -------      --------     --------       -------       --------      -------
LIABILITIES
Amount due to Enterprise
  Accumulation Trust...........          13            13            96            0             0              0            0
Amount due to MONY America.....         127             0        13,747            0             0              0            0
                                    -------       -------      --------     --------       -------       --------      -------
         Total liabilities.....         140            13        13,843            0             0              0            0
                                    -------       -------      --------     --------       -------       --------      -------
Net assets.....................     $31,114       $20,592      $500,815     $246,809       $62,709       $164,155      $48,862
                                    =======       =======      ========     ========       =======       ========      =======
Net assets consist of:
  Contractholders' net
    payments...................     $30,885       $21,600      $490,086     $233,559       $56,028       $158,695      $46,478
  Cost of insurance withdrawals
    (Note 3)...................        (469)         (971)       (8,808)      (1,835)       (2,313)        (2,397)      (1,056)
  Undistributed net investment
    income (loss)..............         (25)          391          (199)        (116)          (48)           207          (35)
  Accumulated net realized gain
    (loss) on investments......         (11)           (9)        1,419          529           450            175          254
  Unrealized appreciation
    (depreciation) of
    investments................         734          (419)       18,317       14,672         8,592          7,475        3,221
                                    -------       -------      --------     --------       -------       --------      -------
Net assets.....................     $31,114       $20,592      $500,815     $246,809       $62,709       $164,155      $48,862
                                    =======       =======      ========     ========       =======       ========      =======
Number of units outstanding*...       3,153         2,033        44,935       21,235         5,449         14,727        4,410
                                    -------       -------      --------     --------       -------       --------      -------
Net asset value per unit
  outstanding*.................     $  9.87       $ 10.13      $  11.15     $  11.62       $ 11.51       $  11.15      $ 11.08
                                    =======       =======      ========     ========       =======       ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                                                             MONY CUSTOM ESTATE MASTER
                                -----------------------------------------------------------------------------------
                                                              MONY SERIES FUND, INC.
                                -----------------------------------------------------------------------------------
                                   INTERMEDIATE           LONG TERM            GOVERNMENT              MONEY
                                    TERM BOND               BOND               SECURITIES              MARKET
                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                ------------------   -------------------   -------------------   ------------------
                                  FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                JANUARY 11, 1999**   FEBRUARY 12, 1999**   FEBRUARY 12, 1999**   JANUARY 11, 1999**
                                     THROUGH               THROUGH               THROUGH              THROUGH
                                  JUNE 30, 1999         JUNE 30, 1999         JUNE 30, 1999        JUNE 30, 1999
                                ------------------   -------------------   -------------------   ------------------
Dividend income...............       $ 3,711               $ 4,776                $ 303              $   1,411
Mortality and expense risk
  charges (Note 3)............           (60)                  (64)                 (14)                  (108)
                                     -------               -------                -----              ---------
Net investment income
  (loss)......................         3,651                 4,712                  289                  1,303
                                     -------               -------                -----              ---------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales.........         1,577                   870                  442                114,495
  Cost of shares sold.........        (1,598)                 (931)                (456)              (114,495)
                                     -------               -------                -----              ---------
Net realized gain (loss) on
  investments.................           (21)                  (61)                 (14)                     0
Net increase (decrease) in
  unrealized appreciation of
  investments.................        (4,389)               (7,552)                (397)                     0
                                     -------               -------                -----              ---------
Net realized and unrealized
  gain (loss) on
  investments.................        (4,410)               (7,613)                (411)                     0
                                     -------               -------                -----              ---------
Net increase (decrease) in net
  assets resulting from
  operations..................       $  (759)              $(2,901)               $(122)             $   1,303
                                     =======               =======                =====              =========

                                                 MONY CUSTOM ESTATE MASTER
                                -----------------------------------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                -----------------------------------------------------------
                                                       SMALL COMPANY
                                      EQUITY               VALUE              MANAGED
                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                ------------------   -----------------   ------------------
                                  FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                JANUARY 11, 1999**   JANUARY 7, 1999**   JANUARY 4, 1999**
                                     THROUGH              THROUGH             THROUGH
                                  JUNE 30, 1999        JUNE 30, 1999       JUNE 30, 1999
                                ------------------   -----------------   ------------------
Dividend income...............       $     0              $     0             $      0
Mortality and expense risk
  charges (Note 3)............           (49)                 (57)                (169)
                                     -------              -------             --------
Net investment income
  (loss)......................           (49)                 (57)                (169)
                                     -------              -------             --------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales.........         3,120                2,949               29,326
  Cost of shares sold.........        (2,906)              (2,746)             (27,556)
                                     -------              -------             --------
Net realized gain (loss) on
  investments.................           214                  203                1,770
Net increase (decrease) in
  unrealized appreciation of
  investments.................         1,407                5,849                7,068
                                     -------              -------             --------
Net realized and unrealized
  gain (loss) on
  investments.................         1,621                6,052                8,838
                                     -------              -------             --------
Net increase (decrease) in net
  assets resulting from
  operations..................       $ 1,572              $ 5,995             $  8,669
                                     =======              =======             ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)

                                                             MONY CUSTOM ESTATE MASTER
                                  --------------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                  --------------------------------------------------------------------------------
                                    INTERNATIONAL         HIGH YIELD                                GROWTH AND
                                       GROWTH                BOND                GROWTH               INCOME
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  -----------------   ------------------   ------------------   ------------------
                                   FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                  JANUARY 4, 1999**   JANUARY 6, 1999**    JANUARY 4, 1999**    JANUARY 11, 1999**
                                       THROUGH             THROUGH              THROUGH              THROUGH
                                    JUNE 30, 1999       JUNE 30, 1999        JUNE 30, 1999        JUNE 30, 1999
                                  -----------------   ------------------   ------------------   ------------------
Dividend income.................        $   0               $ 408               $      0             $     0
Mortality and expense risk
  charges (Note 3)..............          (25)                (17)                  (199)               (116)
                                        -----               -----               --------             -------
Net investment income (loss)....          (25)                391                   (199)               (116)
                                        -----               -----               --------             -------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales...........          494                 987                 45,433               6,689
  Cost of shares sold...........         (505)               (996)               (44,014)             (6,160)
                                        -----               -----               --------             -------
Net realized gain (loss) on
  investments...................          (11)                 (9)                 1,419                 529
Net increase (decrease) in
  unrealized appreciation of
  investments...................          734                (419)                18,317              14,672
                                        -----               -----               --------             -------
Net realized and unrealized gain
  (loss) on investments.........          723                (428)                19,736              15,201
                                        -----               -----               --------             -------
Net increase (decrease) in net
  assets resulting from
  operations....................        $ 698               $ (37)              $ 19,537             $15,085
                                        =====               =====               ========             =======

                                                   MONY CUSTOM ESTATE MASTER
                                  -----------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                  -----------------------------------------------------------
                                    SMALL COMPANY          EQUITY               CAPITAL
                                       GROWTH              INCOME            APPRECIATION
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  -----------------   -----------------   -------------------
                                   FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                  JANUARY 4, 1999**   JANUARY 4, 1999**   JANUARY 11, 1999**
                                       THROUGH             THROUGH              THROUGH
                                    JUNE 30, 1999       JUNE 30, 1999        JUNE 30, 1999
                                  -----------------   -----------------   -------------------
Dividend income.................      $      0             $   311              $     0
Mortality and expense risk
  charges (Note 3)..............           (48)               (104)                 (35)
                                      --------             -------              -------
Net investment income (loss)....           (48)                207                  (35)
                                      --------             -------              -------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales...........        20,809               2,500                3,466
  Cost of shares sold...........       (20,359)             (2,325)              (3,212)
                                      --------             -------              -------
Net realized gain (loss) on
  investments...................           450                 175                  254
Net increase (decrease) in
  unrealized appreciation of
  investments...................         8,592               7,475                3,221
                                      --------             -------              -------
Net realized and unrealized gain
  (loss) on investments.........         9,042               7,650                3,475
                                      --------             -------              -------
Net increase (decrease) in net
  assets resulting from
  operations....................      $  8,994             $ 7,857              $ 3,440
                                      ========             =======              =======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                MONY CUSTOM ESTATE MASTER
                                   -----------------------------------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                   -----------------------------------------------------------------------------------
                                      INTERMEDIATE           LONG TERM            GOVERNMENT              MONEY
                                       TERM BOND               BOND               SECURITIES              MARKET
                                       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------   -------------------   -------------------   ------------------
                                     FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                   JANUARY 11, 1999**   FEBRUARY 12, 1999**   FEBRUARY 12, 1999**   JANUARY 11, 1999**
                                        THROUGH               THROUGH               THROUGH              THROUGH
                                     JUNE 30, 1999         JUNE 30, 1999         JUNE 30, 1999        JUNE 30, 1999
                                   ------------------   -------------------   -------------------   ------------------
                                      (UNAUDITED)           (UNAUDITED)           (UNAUDITED)          (UNAUDITED)
From operations:
  Net investment income (loss)...       $ 3,651               $ 4,712               $   289              $  1,303
  Net realized gain (loss) on
    investments..................           (21)                  (61)                  (14)                    0
  Net increase (decrease) in
    unrealized appreciation of
    investments..................        (4,389)               (7,552)                 (397)                    0
                                        -------               -------               -------              --------
Net increase (decrease) in net
  assets resulting from
  operations.....................          (759)               (2,901)                 (122)                1,303
                                        -------               -------               -------              --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................        81,559                90,325                31,660               184,205
  Net asset value of units
    redeemed or used to meet
    contract obligations.........          (937)                 (806)                 (428)              (87,282)
                                        -------               -------               -------              --------
Net increase from unit
  transactions...................        80,622                89,519                31,232                96,923
                                        -------               -------               -------              --------
Net increase in net assets.......        79,863                86,618                31,110                98,226
Net assets beginning of period...             0                     0                     0                     0
                                        -------               -------               -------              --------
Net assets end of period*........       $79,863               $86,618               $31,110              $ 98,226
                                        =======               =======               =======              ========
Units outstanding beginning of
  period.........................             0                     0                     0                     0
Units issued during the period...         8,067                 9,091                 3,161                18,241
Units redeemed during the
  period.........................           (94)                  (83)                  (43)               (8,610)
                                        -------               -------               -------              --------
Units outstanding end of
  period.........................         7,973                 9,008                 3,118                 9,631
                                        =======               =======               =======              ========
---------------
 * Includes undistributed net
   investment income (loss) of:         $ 3,651               $ 4,712               $   289              $  1,303
** Commencement of operations

                                                   MONY CUSTOM ESTATE MASTER
                                   ----------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                   ----------------------------------------------------------
                                                          SMALL COMPANY
                                         EQUITY               VALUE              MANAGED
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                   ------------------   -----------------   -----------------
                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                   JANUARY 11, 1999**   JANUARY 7, 1999**   JANUARY 4, 1999**
                                        THROUGH              THROUGH             THROUGH
                                     JUNE 30, 1999        JUNE 30, 1999       JUNE 30, 1999
                                   ------------------   -----------------   -----------------
                                      (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
From operations:
  Net investment income (loss)...       $   (49)             $   (57)           $   (169)
  Net realized gain (loss) on
    investments..................           214                  203               1,770
  Net increase (decrease) in
    unrealized appreciation of
    investments..................         1,407                5,849               7,068
                                        -------              -------            --------
Net increase (decrease) in net
  assets resulting from
  operations.....................         1,572                5,995               8,669
                                        -------              -------            --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................        80,758               89,360             279,680
  Net asset value of units
    redeemed or used to meet
    contract obligations.........        (2,503)              (2,497)            (15,369)
                                        -------              -------            --------
Net increase from unit
  transactions...................        78,255               86,863             264,311
                                        -------              -------            --------
Net increase in net assets.......        79,827               92,858             272,980
Net assets beginning of period...             0                    0                   0
                                        -------              -------            --------
Net assets end of period*........       $79,827              $92,858            $272,980
                                        =======              =======            ========
Units outstanding beginning of
  period.........................             0                    0                   0
Units issued during the period...         7,591                8,485              26,886
Units redeemed during the
  period.........................          (238)                (234)             (1,512)
                                        -------              -------            --------
Units outstanding end of
  period.........................         7,353                8,251              25,374
                                        =======              =======            ========
---------------
 * Includes undistributed net
   investment income (loss) of:         $   (49)             $   (57)           $   (169)
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MONY CUSTOM ESTATE MASTER
                                    ------------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                    ------------------------------------------------------------------------------
                                      INTERNATIONAL        HIGH YIELD                               GROWTH AND
                                         GROWTH               BOND               GROWTH               INCOME
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                    -----------------   -----------------   -----------------   ------------------
                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                    JANUARY 4, 1999**   JANUARY 6, 1999**   JANUARY 4, 1999**   JANUARY 11, 1999**
                                         THROUGH             THROUGH             THROUGH             THROUGH
                                      JUNE 30, 1999       JUNE 30, 1999       JUNE 30, 1999       JUNE 30, 1999
                                    -----------------   -----------------   -----------------   ------------------
                                       (UNAUDITED)         (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
From operations:
  Net investment income (loss)....       $   (25)            $   391            $   (199)            $   (116)
  Net realized gain (loss) on
    investments...................           (11)                 (9)              1,419                  529
  Net increase (decrease) in
    unrealized appreciation of
    investments...................           734                (419)             18,317               14,672
                                         -------             -------            --------             --------
Net increase (decrease) in net
  assets resulting from
  operations......................           698                 (37)             19,537               15,085
                                         -------             -------            --------             --------
From unit transactions:
  Net proceeds from the issuance
    of units......................        30,885              21,600             499,200              233,559
  Net asset value of units
    redeemed or used to meet
    contract obligations..........          (469)               (971)            (17,922)              (1,835)
                                         -------             -------            --------             --------
Net increase from unit
  transactions....................        30,416              20,629             481,278              231,724
                                         -------             -------            --------             --------
Net increase in net assets........        31,114              20,592             500,815              246,809
Net assets beginning of period....             0                   0                   0                    0
                                         -------             -------            --------             --------
Net assets end of period*.........       $31,114             $20,592            $500,815             $246,809
                                         =======             =======            ========             ========
Units outstanding beginning of
  period..........................             0                   0                   0                    0
Units issued during the period....         3,201               2,129              46,617               21,403
Units redeemed during the
  period..........................           (48)                (96)             (1,682)                (168)
                                         -------             -------            --------             --------
Units outstanding end of period...         3,153               2,033              44,935               21,235
                                         =======             =======            ========             ========
---------------
 * Includes undistributed net
   investment income (loss) of:          $   (25)            $   391            $   (199)            $   (116)
** Commencement of operations

                                                    MONY CUSTOM ESTATE MASTER
                                    ----------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                    ----------------------------------------------------------
                                      SMALL COMPANY          EQUITY              CAPITAL
                                         GROWTH              INCOME            APPRECIATION
                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                    -----------------   -----------------   ------------------
                                     FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                    JANUARY 4, 1999**   JANUARY 4, 1999**   JANUARY 11, 1999**
                                         THROUGH             THROUGH             THROUGH
                                      JUNE 30, 1999       JUNE 30, 1999       JUNE 30, 1999
                                    -----------------   -----------------   ------------------
                                       (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
From operations:
  Net investment income (loss)....       $   (48)           $    207             $   (35)
  Net realized gain (loss) on
    investments...................           450                 175                 254
  Net increase (decrease) in
    unrealized appreciation of
    investments...................         8,592               7,475               3,221
                                         -------            --------             -------
Net increase (decrease) in net
  assets resulting from
  operations......................         8,994               7,857               3,440
                                         -------            --------             -------
From unit transactions:
  Net proceeds from the issuance
    of units......................        60,890             158,695              46,478
  Net asset value of units
    redeemed or used to meet
    contract obligations..........        (7,175)             (2,397)             (1,056)
                                         -------            --------             -------
Net increase from unit
  transactions....................        53,715             156,298              45,422
                                         -------            --------             -------
Net increase in net assets........        62,709             164,155              48,862
Net assets beginning of period....             0                   0                   0
                                         -------            --------             -------
Net assets end of period*.........       $62,709            $164,155             $48,862
                                         =======            ========             =======
Units outstanding beginning of
  period..........................             0                   0                   0
Units issued during the period....         6,204              14,950               4,510
Units redeemed during the
  period..........................          (755)               (223)               (100)
                                         -------            --------             -------
Units outstanding end of period...         5,449              14,727               4,410
                                         =======            ========             =======
---------------
 * Includes undistributed net
   investment income (loss) of:          $   (48)           $    207             $   (35)
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are currently fourteen MONY Custom Estate Master Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the MONY Custom Estate Master commenced operations during 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master Subaccounts for 1999 aggregated $36,799.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .35 percent (for the MONY Custom Estate Master Subaccounts) of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                             MONY SERIES FUND, INC.                     ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------   -------------------------------------
                                INTERMEDIATE   LONG TERM   GOVERNMENT     MONEY                 SMALL COMPANY
                                 TERM BOND       BOND      SECURITIES    MARKET      EQUITY         VALUE        MANAGED
                                 PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                ------------   ---------   ----------   ---------   ---------   -------------   ---------
Shares beginning of period:
  Shares......................          0             0           0             0          0             0             0
  Amount......................    $     0       $     0     $     0     $       0    $     0       $     0      $      0
                                  -------       -------     -------     ---------    -------       -------      --------
Shares acquired:
  Shares......................      7,240         6,603       2,894       211,310      2,080         3,079         6,947
  Amount......................    $82,139       $90,325     $31,660     $ 211,310    $81,326       $89,755      $293,468
Shares received for
  reinvestment of dividends:
  Shares......................        345           377          28         1,411          0             0             0
  Amount......................    $ 3,711       $ 4,776     $   303     $   1,411    $     0       $     0      $      0
Shares redeemed:
  Shares......................       (142)          (67)        (41)     (114,495)       (82)          (99)         (683)
  Amount......................    $(1,598)      $  (931)    $  (456)    $(114,495)   $(2,906)      $(2,746)     $(27,556)
                                  -------       -------     -------     ---------    -------       -------      --------
Net change:
  Shares......................      7,443         6,913       2,881        98,226      1,998         2,980         6,264
  Amount......................    $84,252       $94,170     $31,507     $  98,226    $78,420       $87,009      $265,912
                                  -------       -------     -------     ---------    -------       -------      --------
Shares end of period:
  Shares......................      7,443         6,913       2,881        98,226      1,998         2,980         6,264
  Amount......................    $84,252       $94,170     $31,507     $  98,226    $78,420       $87,009      $265,912
                                  =======       =======     =======     =========    =======       =======      ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                               ENTERPRISE ACCUMULATION TRUST
                               ----------------------------------------------------------------------------------------------
                               INTERNATIONAL   HIGH YIELD               GROWTH AND   SMALL COMPANY    EQUITY       CAPITAL
                                  GROWTH          BOND       GROWTH       INCOME        GROWTH        INCOME     APPRECIATION
                                 PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                               -------------   ----------   ---------   ----------   -------------   ---------   ------------
Shares beginning of period:
  Shares.....................           0             0            0            0              0            0            0
  Amount.....................     $     0       $     0     $      0     $      0      $       0     $      0      $     0
                                  -------       -------     --------     --------      ---------     --------      -------
Shares acquired:
  Shares.....................       4,622         4,030       93,588       42,124         13,855       29,458        8,539
  Amount.....................     $30,885       $21,599     $526,512     $238,297      $  74,476     $158,694      $48,853
Shares received for
  reinvestment of dividends:
  Shares.....................           0            77            0            0              0           55            0
  Amount.....................     $     0       $   408     $      0     $      0      $       0     $    311      $     0
Shares redeemed:
  Shares.....................         (73)         (185)      (7,979)      (1,193)        (3,838)        (459)        (581)
  Amount.....................     $  (505)      $  (996)    $(44,014)    $ (6,160)     $ (20,359)    $ (2,325)     $(3,212)
                                  -------       -------     --------     --------      ---------     --------      -------
Net change:
  Shares.....................       4,549         3,922       85,609       40,931         10,017       29,054        7,958
  Amount.....................     $30,380       $21,011     $482,498     $232,137      $  54,117     $156,680      $45,641
                                  -------       -------     --------     --------      ---------     --------      -------
Shares end of period:
  Shares.....................       4,549         3,922       85,609       40,931         10,017       29,054        7,958
  Amount.....................     $30,380       $21,011     $482,498     $232,137      $  54,117     $156,680      $45,641
                                  =======       =======     ========     ========      =========     ========      =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                        ----------------------------------------------------
                                                          MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND       SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------   ------------   -----------   ----------
                        ASSETS
Investments at cost (Note 4)..........................  $2,240,947     $807,314     $19,042,714   $1,476,423
                                                        ==========     ========     ===========   ==========
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2)......................................  $2,240,947     $771,258     $17,111,793   $1,447,700
Amount due from MONY America..........................       3,307            0               0            0
Amount due from MONY Series Fund, Inc.................          25            0               0            0
                                                        ----------     --------     -----------   ----------
  Total assets........................................   2,244,279      771,258      17,111,793    1,447,700
                                                        ----------     --------     -----------   ----------
                     LIABILITIES
Amount due to MONY America............................          25            0               0            0
Amount due to MONY Series Fund, Inc...................       3,307            0               0            0
                                                        ----------     --------     -----------   ----------
  Total liabilities...................................       3,332            0               0            0
                                                        ----------     --------     -----------   ----------
Net assets............................................  $2,240,947     $771,258     $17,111,793   $1,447,700
                                                        ==========     ========     ===========   ==========
Net assets consist of:
  Contractholders' net payments.......................  $2,608,286     $777,104     $18,381,616   $1,457,391
  Cost of insurance and mortality & expense risk
     withdrawals (Note 3).............................    (622,670)     (12,749)       (360,304)     (37,363)
  Undistributed net investment income.................     255,331       43,049       1,037,304       55,001
  Accumulated net realized gain (loss) on
     investments......................................           0          (90)        (15,902)       1,394
  Unrealized depreciation of investments..............           0      (36,056)     (1,930,921)     (28,723)
                                                        ----------     --------     -----------   ----------
Net assets............................................  $2,240,947     $771,258     $17,111,793   $1,447,700
                                                        ==========     ========     ===========   ==========
Number of units outstanding*..........................     204,867       72,739       1,655,441      137,073
                                                        ----------     --------     -----------   ----------
Net asset value per unit outstanding*.................  $    10.94     $  10.60     $     10.34   $    10.56
                                                        ==========     ========     ===========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                           ---------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                           ---------------------------------------------------------------------
                                                        SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                             EQUITY         VALUE        MANAGED        GROWTH          BOND
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                           ----------   -------------   ----------   -------------   -----------
                 ASSETS
Investments at cost (Note 4).............  $1,272,512     $395,980      $1,082,754     $317,566      $18,507,788
                                           ==========     ========      ==========     ========      ===========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2)......  $1,320,293     $427,908      $1,080,942     $323,002      $17,906,923
                                           ----------     --------      ----------     --------      -----------
Net assets...............................  $1,320,293     $427,908      $1,080,942     $323,002      $17,906,923
                                           ==========     ========      ==========     ========      ===========
Net assets consist of:
  Contractholders' net payments..........  $1,282,205     $396,020      $1,033,228     $313,624      $18,290,636
  Cost of insurance and mortality &
     expense risk withdrawals (Note 3)...     (20,961)     (20,202)        (37,811)     (11,858)        (376,452)
  Undistributed net investment income....       1,962       44,291          86,341       14,276          622,136
  Accumulated net realized gain (loss) on
     investments.........................       9,306      (24,129)            996        1,524          (28,532)
  Unrealized appreciation (depreciation)
     of investments......................      47,781       31,928          (1,812)       5,436         (600,865)
                                           ----------     --------      ----------     --------      -----------
Net assets...............................  $1,320,293     $427,908      $1,080,942     $323,002      $17,906,923
                                           ==========     ========      ==========     ========      ===========
Number of units outstanding*.............     102,230       30,446          89,284       30,511        1,609,222
                                           ----------     --------      ----------     --------      -----------
Net asset value per unit outstanding*....  $    12.91     $  14.05      $    12.11     $  10.59      $     11.13
                                           ==========     ========      ==========     ========      ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------
                                                  DREYFUS                         VAN ECK WORLDWIDE INSURANCE TRUST
                                 ------------------------------------------   ------------------------------------------
                                   CAPITAL      SMALL COMPANY      STOCK         HARD      WORLDWIDE       WORLDWIDE
                                 APPRECIATION       STOCK          INDEX        ASSETS        BOND      EMERGING MARKETS
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                 ------------   -------------   -----------   ----------   ----------   ----------------
            ASSETS
Investments at cost (Note 4)...   $1,635,970      $389,457      $22,825,439     $1,847      $29,658         $29,632
                                  ==========      ========      ===========     ======      =======         =======
Investments in Dreyfus at net
  asset value (Note 2).........   $1,778,706      $411,523      $24,943,247     $    0      $     0         $     0
Investments in Van Eck
  Worldwide Insurance Trust at
  net asset value (Note 2).....            0             0                0      1,933       28,244          39,383
                                  ----------      --------      -----------     ------      -------         -------
Net assets.....................   $1,778,706      $411,523      $24,943,247     $1,933      $28,244         $39,383
                                  ==========      ========      ===========     ======      =======         =======
Net assets consist of:
  Contractholders' net
    payments...................   $1,655,168      $410,645      $22,754,687     $1,886      $29,295         $39,545
  Cost of insurance and
    mortality & expense risk
    withdrawals (Note 3).......      (35,656)      (18,479)        (271,091)       (34)        (820)         (2,823)
  Undistributed net investment
    income.....................        4,060         1,046          184,576          3        1,150             197
  Accumulated net realized gain
    (loss) on investments......       12,398        (3,755)         157,267         (8)          33          (7,287)
  Unrealized appreciation
    (depreciation) of
    investments................      142,736        22,066        2,117,808         86       (1,414)          9,751
                                  ----------      --------      -----------     ------      -------         -------
Net assets.....................   $1,778,706      $411,523      $24,943,247     $1,933      $28,244         $39,383
                                  ==========      ========      ===========     ======      =======         =======
Number of units outstanding*...      124,632        43,963        1,664,308        198        2,734           5,819
                                  ----------      --------      -----------     ------      -------         -------
Net asset value per unit
  outstanding*.................   $    14.27      $   9.36      $     14.99     $ 9.76      $ 10.33         $  6.77
                                  ==========      ========      ===========     ======      =======         =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                     --------------------------------------------------------------------------------------
                                       EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                       INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                     ----------   ----------   -------------   ----------   -----------   -----------------
              ASSETS
Investments at cost (Note 4).......   $560,760     $98,553        $66,442        $ 912       $157,205         $245,863
                                      ========     =======        =======        =====       ========         ========
Investments in T. Rowe Price at net
  asset value (Note 2).............   $598,973     $98,553        $68,246        $ 889       $175,457         $251,853
                                      --------     -------        -------        -----       --------         --------
Net assets.........................   $598,973     $98,553        $68,246        $ 889       $175,457         $251,853
                                      ========     =======        =======        =====       ========         ========
Net assets consist of:
  Contractholders' net payments....   $564,963     $97,608        $68,116        $ 916       $161,195         $239,687
  Cost of insurance and mortality &
    expense risk withdrawals (Note
    3).............................    (10,827)       (684)        (2,012)         (23)        (5,691)          (2,650)
  Undistributed net investment
    income.........................      5,564       1,629            235           20            953            8,860
  Accumulated net realized gain
    (loss) on investments..........      1,060           0            103           (1)           748              (34)
  Unrealized appreciation
    (depreciation) of
    investments....................     38,213           0          1,804          (23)        18,252            5,990
                                      --------     -------        -------        -----       --------         --------
Net assets.........................   $598,973     $98,553        $68,246        $ 889       $175,457         $251,853
                                      ========     =======        =======        =====       ========         ========
Number of units outstanding*.......     52,389       9,674          6,237           89         14,034           22,972
                                      --------     -------        -------        -----       --------         --------
Net asset value per unit
  outstanding*.....................   $  11.43     $ 10.19        $ 10.94        $9.96       $  12.50         $  10.96
                                      ========     =======        =======        =====       ========         ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                          ------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                          ------------------------------------------------------
                                                             MONEY       INTERMEDIATE    LONG TERM    GOVERNMENT
                                                             MARKET       TERM BOND        BOND       SECURITIES
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                          ------------   ------------   -----------   ----------
Dividend income.........................................  $    192,522     $ 35,406     $ 1,028,956    $ 36,509
                                                          ------------     --------     -----------    --------
Realized and unrealized gain (loss) on investments (Note
  2):
  Proceeds from sales...................................    72,747,383       17,216         628,494      61,562
  Cost of shares sold...................................   (72,747,383)     (17,250)       (644,466)    (60,703)
                                                          ------------     --------     -----------    --------
Net realized gain (loss) on investments.................             0          (34)        (15,972)        859
Net decrease in unrealized appreciation of
  investments...........................................             0      (41,511)     (1,942,071)    (42,052)
                                                          ------------     --------     -----------    --------
Net realized and unrealized loss on investments.........             0      (41,545)     (1,958,043)    (41,193)
                                                          ------------     --------     -----------    --------
Net increase (decrease) in net assets resulting from
  operations............................................  $    192,522     $ (6,139)    $  (929,087)   $ (4,684)
                                                          ============     ========     ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                     --------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                     --------------------------------------------------------------------
                                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                     ----------   -------------   ----------   -------------   ----------
Dividend income...................................    $      0      $       0      $      0      $      0      $ 590,574
                                                      --------      ---------      --------      --------      ---------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.............................      73,708        418,338        48,118        20,127        676,531
  Cost of shares sold.............................     (70,684)      (443,888)      (48,228)      (18,857)      (704,718)
                                                      --------      ---------      --------      --------      ---------
Net realized gain (loss) on investments...........       3,024        (25,550)         (110)        1,270        (28,187)
Net increase (decrease) in unrealized appreciation
  of investments..................................      47,543         56,055        72,133         2,613       (574,005)
                                                      --------      ---------      --------      --------      ---------
Net realized and unrealized gain (loss) on
  investments.....................................      50,567         30,505        72,023         3,883       (602,192)
                                                      --------      ---------      --------      --------      ---------
Net increase (decrease) in net assets resulting
  from operations.................................    $ 50,567      $  30,505      $ 72,023      $  3,883      $ (11,618)
                                                      ========      =========      ========      ========      =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        --------------------------------------------------------------------------------------
                                                         DREYFUS                        VAN ECK WORLDWIDE INSURANCE TRUST
                                        -----------------------------------------   ------------------------------------------
                                          CAPITAL      SMALL COMPANY     STOCK         HARD      WORLDWIDE       WORLDWIDE
                                        APPRECIATION       STOCK         INDEX        ASSETS        BOND      EMERGING MARKETS
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                        ------------   -------------   ----------   ----------   ----------   ----------------
Dividend income.......................    $     70       $      0      $  144,438      $  3       $ 1,150         $      0
                                          --------       --------      ----------      ----       -------         --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................      41,640         21,385         534,333        32           766            8,457
  Cost of shares sold.................     (31,288)       (24,019)       (402,300)      (35)         (763)         (11,238)
                                          --------       --------      ----------      ----       -------         --------
Net realized gain (loss) on
  investments.........................      10,352         (2,634)        132,033        (3)            3           (2,781)
Net increase (decrease) in unrealized
  appreciation of investments.........      75,588         16,137       1,485,471       111        (2,878)          15,333
                                          --------       --------      ----------      ----       -------         --------
Net realized and unrealized gain
  (loss) on investments...............      85,940         13,503       1,617,504       108        (2,875)          12,552
                                          --------       --------      ----------      ----       -------         --------
Net increase (decrease) in net assets
  resulting from operations...........    $ 86,010       $ 13,503      $1,761,942      $111       $(1,725)        $ 12,552
                                          ========       ========      ==========      ====       =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF OPERATIONS (UNAUDITED)(CONTINUED)

                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              ------------------------------------------------
                                               T. ROWE PRICE
                              ------------------------------------------------
                                 EQUITY            PRIME         INTERNATIONAL
                                 INCOME           RESERVE            STOCK
                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                              ------------   -----------------   -------------
                              FOR THE SIX     FOR THE PERIOD      FOR THE SIX
                              MONTHS ENDED   FEBRUARY 1, 1999*   MONTHS ENDED
                                JUNE 30,          THROUGH          JUNE 30,
                                  1999         JUNE 30, 1999         1999
                              ------------   -----------------   -------------
Dividend income.............    $  3,921          $ 1,629           $     0
                                --------          -------           -------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales.......      20,075            5,416             2,168
  Cost of shares sold.......     (19,027)          (5,416)           (2,064)
                                --------          -------           -------
Net realized gain (loss) on
  investments...............       1,048                0               104
Net increase (decrease) in
  unrealized appreciation of
  investments...............      39,317                0             1,247
                                --------          -------           -------
Net realized and unrealized
  gain (loss) on
  investments...............      40,365                0             1,351
                                --------          -------           -------
Net increase (decrease) in
  net assets resulting from
  operations................    $ 44,286          $ 1,629           $ 1,351
                                ========          =======           =======

                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              ----------------------------------------------------
                                                 T. ROWE PRICE
                              ----------------------------------------------------
                                LIMITED TERM      NEW AMERICA    PERSONAL STRATEGY
                                    BOND             GROWTH           BALANCE
                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                              -----------------   ------------   -----------------
                               FOR THE PERIOD     FOR THE SIX       FOR THE SIX
                              FEBRUARY 1, 1999*   MONTHS ENDED     MONTHS ENDED
                                   THROUGH          JUNE 30,         JUNE 30,
                                JUNE 30, 1999         1999             1999
                              -----------------   ------------   -----------------
Dividend income.............        $ 20            $     0           $ 8,488
                                    ----            -------           -------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales.......          45              6,692             4,062
  Cost of shares sold.......         (46)            (5,954)           (4,099)
                                    ----            -------           -------
Net realized gain (loss) on
  investments...............          (1)               738               (37)
Net increase (decrease) in
  unrealized appreciation of
  investments...............         (23)            14,030             6,063
                                    ----            -------           -------
Net realized and unrealized
  gain (loss) on
  investments...............         (24)            14,768             6,026
                                    ----            -------           -------
Net increase (decrease) in
  net assets resulting from
  operations................        $ (4)           $14,768           $14,514
                                    ====            =======           =======

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                              MONEY                        INTERMEDIATE               LONG TERM
                                             MARKET                          TERM BOND                   BOND
                                           SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   ---------------------------   ---------------------------------   ------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX      FOR THE PERIOD     FOR THE SIX
                                   MONTHS ENDED      ENDED       MONTHS ENDED   JANUARY 23, 1998**   MONTHS ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,          THROUGH           JUNE 30,
                                       1999           1998           1999       DECEMBER 31, 1998        1999
                                   ------------   ------------   ------------   ------------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                         (UNAUDITED)
From operations:
  Net investment income..........  $    192,522   $    49,821      $ 35,406          $  7,643        $ 1,028,956
  Net realized gain (loss) on
    investments..................             0             0           (34)              (56)           (15,972)
  Net increase (decrease) in
    unrealized appreciation of
    investments..................             0             0       (41,511)            5,455         (1,942,071)
                                   ------------   -----------      --------          --------        -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................       192,522        49,821        (6,139)           13,042           (929,087)
                                   ------------   -----------      --------          --------        -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    58,344,961     6,078,380       486,151           296,772         18,180,378
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (58,982,415)   (4,286,177)      (13,287)           (5,281)          (476,653)
                                   ------------   -----------      --------          --------        -----------
Net increase (decrease) from unit
  transactions...................      (637,454)    1,792,203       472,864           291,491         17,703,725
                                   ------------   -----------      --------          --------        -----------
Net increase (decrease) in net
  assets.........................      (444,932)    1,842,024       466,725           304,533         16,774,638
Net assets beginning of period...     2,685,879       843,855       304,533                 0            337,155
                                   ------------   -----------      --------          --------        -----------
Net assets end of period*........  $  2,240,947   $ 2,685,879      $771,258          $304,533        $17,111,793
                                   ============   ===========      ========          ========        ===========
Units outstanding beginning of
  period.........................       251,238        83,085        28,549                 0             30,651
Units issued during the period...     6,654,464       494,235        45,764            29,060          1,683,650
Units redeemed during the
  period.........................    (6,700,835)     (326,082)       (1,574)             (511)           (58,860)
                                   ------------   -----------      --------          --------        -----------
Units outstanding end of
  period.........................       204,867       251,238        72,739            28,549          1,655,441
                                   ============   ===========      ========          ========        ===========

---------------
*  Includes undistributed net
   investment income of:           $    255,331   $    62,809      $ 43,049          $  7,643        $ 1,037,304
** Commencement of operations.

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                   ------------------------------------------------------
                                       LONG TERM                   GOVERNMENT
                                          BOND                     SECURITIES
                                       SUBACCOUNT                  SUBACCOUNT
                                   ------------------   ---------------------------------
                                     FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD
                                   JANUARY 23, 1998**   MONTHS ENDED   FEBRUARY 9, 1998**
                                        THROUGH           JUNE 30,          THROUGH
                                   DECEMBER 31, 1998        1999       DECEMBER 31, 1998
                                   ------------------   ------------   ------------------
                                                        (UNAUDITED)
From operations:
  Net investment income..........       $  8,348         $   36,509         $ 18,492
  Net realized gain (loss) on
    investments..................             70                859              535
  Net increase (decrease) in
    unrealized appreciation of
    investments..................         11,150            (42,052)          13,329
                                        --------         ----------         --------
Net increase (decrease) in net
  assets resulting from
  operations.....................         19,568             (4,684)          32,356
                                        --------         ----------         --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................        323,690            597,786          886,032
  Net asset value of units
    redeemed or used to meet
    contract obligations.........         (6,103)           (21,954)         (41,836)
                                        --------         ----------         --------
Net increase (decrease) from unit
  transactions...................        317,587            575,832          844,196
                                        --------         ----------         --------
Net increase (decrease) in net
  assets.........................        337,155            571,148          876,552
Net assets beginning of period...              0            876,552                0
                                        --------         ----------         --------
Net assets end of period*........       $337,155         $1,447,700         $876,552
                                        ========         ==========         ========
Units outstanding beginning of
  period.........................              0             82,700                0
Units issued during the period...         31,230             60,084           86,711
Units redeemed during the
  period.........................           (579)            (5,711)          (4,011)
                                        --------         ----------         --------
Units outstanding end of
  period.........................         30,651            137,073           82,700
                                        ========         ==========         ========
---------------
*  Includes undistributed net
   investment income of:                $  8,348         $   55,001         $ 18,492
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------
                                                                         SMALL COMPANY
                                              EQUITY                         VALUE                        MANAGED
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------   ---------------------------
                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1999           1998           1999           1998           1999           1998
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income............   $        0      $  1,531      $       0       $ 26,454      $        0      $ 67,233
 Net realized gain (loss) on
   investments....................        3,024         6,241        (25,550)         1,253            (110)          966
 Net increase (decrease) in
   unrealized appreciation of
   investments....................       47,543           (12)        56,055        (13,120)         72,133       (57,275)
                                     ----------      --------      ---------       --------      ----------      --------
Net increase (decrease) in net
 assets resulting from
 operations.......................       50,567         7,760         30,505         14,587          72,023        10,924
                                     ----------      --------      ---------       --------      ----------      --------
From unit transactions:
 Net proceeds from the issuance of
   units..........................    1,256,672        59,447        362,360        230,882         199,279       442,750
 Net asset value of units redeemed
   or used to meet contract
   obligations....................      (20,842)      (46,311)      (395,909)       (24,242)        (42,675)      (22,989)
                                     ----------      --------      ---------       --------      ----------      --------
Net increase (decrease) from unit
 transactions.....................    1,235,830        13,136        (33,549)       206,640         156,604       419,761
                                     ----------      --------      ---------       --------      ----------      --------
Net increase (decrease) in net
 assets...........................    1,286,397        20,896         (3,044)       221,227         228,627       430,685
Net assets beginning of period....       33,896        13,000        430,952        209,725         852,315       421,630
                                     ----------      --------      ---------       --------      ----------      --------
Net assets end of period*.........   $1,320,293      $ 33,896      $ 427,908       $430,952      $1,080,942      $852,315
                                     ==========      ========      =========       ========      ==========      ========
Units outstanding beginning of
 period...........................        2,848         1,232         34,921         18,628          75,641        40,391
Units issued during the period....      105,438         5,434         29,488         18,280          17,129        37,287
Units redeemed during the
 period...........................       (6,056)       (3,818)       (33,963)        (1,987)         (3,486)       (2,037)
                                     ----------      --------      ---------       --------      ----------      --------
Units outstanding end of period...      102,230         2,848         30,446         34,921          89,284        75,641
                                     ==========      ========      =========       ========      ==========      ========

---------------
* Includes undistributed net
  investment income of:              $    1,962      $  1,962      $  44,291       $ 44,291      $   86,341      $ 86,341

                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------
                                           INTERNATIONAL                  HIGH YIELD
                                              GROWTH                         BOND
                                            SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------
                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1999           1998           1999           1998
                                    ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income............    $      0       $ 11,028     $   590,574      $ 29,756
 Net realized gain (loss) on
   investments....................       1,270            314         (28,187)         (362)
 Net increase (decrease) in
   unrealized appreciation of
   investments....................       2,613          5,752        (574,005)      (26,236)
                                      --------       --------     -----------      --------
Net increase (decrease) in net
 assets resulting from
 operations.......................       3,883         17,094         (11,618)        3,158
                                      --------       --------     -----------      --------
From unit transactions:
 Net proceeds from the issuance of
   units..........................      96,745        120,360      18,065,147       232,444
 Net asset value of units redeemed
   or used to meet contract
   obligations....................      (6,146)       (18,780)       (526,318)      (12,715)
                                      --------       --------     -----------      --------
Net increase (decrease) from unit
 transactions.....................      90,599        101,580      17,538,829       219,729
                                      --------       --------     -----------      --------
Net increase (decrease) in net
 assets...........................      94,482        118,674      17,527,211       222,887
Net assets beginning of period....     228,520        109,846         379,712       156,825
                                      --------       --------     -----------      --------
Net assets end of period*.........    $323,002       $228,520     $17,906,923      $379,712
                                      ========       ========     ===========      ========
Units outstanding beginning of
 period...........................      21,906         12,091          34,788        14,882
Units issued during the period....      10,514         11,665       1,634,259        21,095
Units redeemed during the
 period...........................      (1,909)        (1,850)        (59,825)       (1,189)
                                      --------       --------     -----------      --------
Units outstanding end of period...      30,511         21,906       1,609,222        34,788
                                      ========       ========     ===========      ========
---------------
* Includes undistributed net
  investment income of:               $ 14,276       $ 14,276     $   622,136      $ 31,562

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                       ---------------------------------------------------------------------------------------------
                                                                                  DREYFUSS
                                       ---------------------------------------------------------------------------------------------
                                                 CAPITAL                       SMALL COMPANY                        STOCK
                                              APPRECIATION                         STOCK                            INDEX
                                               SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                       ---------------------------   ----------------------------------   --------------------------
                                                                                      FOR THE PERIOD
                                       FOR THE SIX    FOR THE YEAR   FOR THE SIX    FEBRUARY 13, 1998**   FOR THE SIX   FOR THE YEAR
                                       MONTHS ENDED      ENDED       MONTHS ENDED         THROUGH         MONTHS ENDED     ENDED
                                         JUNE 30,     DECEMBER 31,     JUNE 30,        DECEMBER 31,         JUNE 30,    DECEMBER 31,
                                           1999           1998           1999              1998               1999          1998
                                       ------------   ------------   ------------   -------------------   ------------  ------------
                                       (UNAUDITED)                   (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income...............   $       70      $  2,695       $      0          $  1,046          $   144,438   $   39,642
 Net realized gain (loss) on
   investments.......................       10,352         2,055         (2,634)           (1,121)             132,033       25,220
 Net increase (decrease) in
   unrealized appreciation of
   investments.......................       75,588        68,575         16,137             5,929            1,485,471      632,283
                                        ----------      --------       --------          --------          -----------   -----------
Net increase (decrease) in net assets
 resulting from operations...........       86,010        73,325         13,503             5,854            1,761,942      697,145
                                        ----------      --------       --------          --------          -----------   -----------
From unit transactions:
 Net proceeds from the issuance of
   units.............................    1,239,449       265,531        110,866           296,497           19,526,043    3,380,123
 Net asset value of units redeemed or
   used to meet contract
   obligations.......................      (27,178)      (14,387)        (8,525)           (6,672)            (247,288)    (187,687)
                                        ----------      --------       --------          --------          -----------   -----------
Net increase from unit
 transactions........................    1,212,271       251,144        102,341           289,825           19,278,755    3,192,436
                                        ----------      --------       --------          --------          -----------   -----------
Net increase in net assets...........    1,298,281       324,469        115,844           295,679           21,040,697    3,889,581
Net assets beginning of period.......      480,425       155,956        295,679                 0            3,902,550       12,969
                                        ----------      --------       --------          --------          -----------   -----------
Net assets end of period*............   $1,778,706      $480,425       $411,523          $295,679          $24,943,247   $3,902,550
                                        ==========      ========       ========          ========          ===========   ===========
Units outstanding beginning of
 period..............................       36,191        15,519         32,362                 0              291,990        1,244
Units issued during the period.......       91,428        22,391         13,954            33,108            1,409,669      306,624
Units redeemed during the period.....       (2,987)       (1,719)        (2,353)             (746)             (37,351)     (15,878)
                                        ----------      --------       --------          --------          -----------   -----------
Units outstanding end of period......      124,632        36,191         43,963            32,362            1,664,308      291,990
                                        ==========      ========       ========          ========          ===========   ===========

---------------
*  Includes undistributed net
   investment income of:                $    4,060      $  3,990       $  1,046          $  1,046          $   184,576   $   40,138
** Commencement of operations

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------------------------------------------------------------
                                                                    VAN ECK WORLDWIDE INSURANCE TRUST
                                    ------------------------------------------------------------------------------------------------
                                                  HARD                         WORLDWIDE                          WORLDWIDE
                                                 ASSETS                          BOND                          EMERGING MARKETS
                                               SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
                                    --------------------------------   -------------------------------   ---------------------------
                                                    FOR THE PERIOD                   FOR THE PERIOD
                                    FOR THE SIX     JUNE 15, 1998**    FOR THE SIX   BRUARY 13, 1998**   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED        THROUGH        MONTHS ENDED      THROUGH         MONTHS ENDED      ENDED
                                      JUNE 30,       DECEMBER 31,        JUNE 30,     DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                        1999             1998              1999           1998               1999           1998
                                    ------------   -----------------   ------------  -----------------   ------------   ------------
                                    (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
From operations:
 Net investment income...............  $    3           $  0             $ 1,150       $     0            $     0        $   197
 Net realized gain (loss) on
   investments.......................      (3)            (5)                  3            30             (2,781)        (4,445)
 Net increase (decrease) in
   unrealized appreciation of
   investments.......................     111            (25)             (2,878)        1,464             15,333         (1,662)
                                       ------           ----             -------       -------             -------        -------
Net increase (decrease) in net assets
 resulting from operations...........     111            (30)             (1,725)        1,494             12,552         (5,910)
                                       ------           ----             -------       -------             -------        -------
From unit transactions:
 Net proceeds from the issuance of
   units.............................   1,642            249               9,579        19,806              8,917         22,510
 Net asset value of units redeemed or
   used to meet contract
   obligations.......................      (31)           (8)               (429)         (481)            (7,569)        (3,996)
                                       ------           ----             -------       -------             -------        -------
Net increase from unit
 transactions........................   1,611            241               9,150        19,325              1,348         18,514
                                       ------           ----             -------       -------             -------        -------
Net increase in net assets...........   1,722            211               7,425        20,819             13,900         12,604
Net assets beginning of period.......     211              0              20,819        25,483             12,879
                                       ------           ----             -------       -------             -------       -------
Net assets end of period*............  $1,933           $211             $28,244       $20,819            $39,383        $25,483
                                       ======           ====             =======       =======             =======       =======
Units outstanding beginning of
 period..............................      26              0               1,873             0              5,495          1,829
Units issued during the period.......     175             27                 933         1,919              1,751          4,961
Units redeemed during the period.....       (3)           (1)                (72)          (46)            (1,427)        (1,295)
                                       ------           ----             -------       -------             -------       -------
Units outstanding end of period......     198             26               2,734         1,873              5,819          5,495
                                       ======           ====             =======       =======             =======       =======
---------------
*  Includes undistributed net
   investment income of:               $    3           $  0             $ 1,150       $     0            $   197        $   197
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             -----------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                             -----------------------------------------------------------------------
                                                           EQUITY                        PRIME          INTERNATIONAL
                                                           INCOME                       RESERVE            STOCK
                                                         SUBACCOUNT                    SUBACCOUNT        SUBACCOUNT
                                             -----------------------------------   ------------------   ------------
                                                               FOR THE PERIOD        FOR THE PERIOD
                                             FOR THE SIX    NOVEMBER 19, 1998**    FEBRUARY 1, 1999**   FOR THE SIX
                                             MONTHS ENDED         THROUGH               THROUGH         MONTHS ENDED
                                               JUNE 30,         DECEMBER 31,            JUNE 30,          JUNE 30,
                                                 1999               1998                  1999              1999
                                             ------------   --------------------   ------------------   ------------
                                             (UNAUDITED)                              (UNAUDITED)       (UNAUDITED)
From operations:
 Net investment income.....................    $  3,921           $ 1,643               $  1,629          $     0
 Net realized gain (loss) on investments...       1,048                12                      0              104
 Net increase (decrease) in unrealized
   appreciation of investments.............      39,317            (1,104)                     0            1,247
                                               --------           -------               --------          -------
Net increase (decrease) in net assets
 resulting from operations.................      44,286               551                  1,629            1,351
                                               --------           -------               --------          -------
From unit transactions:
 Net proceeds from the issuance of units...     523,915            49,656                102,246           53,947
 Net asset value of units redeemed or used
   to meet contract obligations............     (18,612)             (823)                (5,322)          (2,101)
                                               --------           -------               --------          -------
Net increase from unit transactions........     505,303            48,833                 96,924           51,846
                                               --------           -------               --------          -------
Net increase in net assets.................     549,589            49,384                 98,553           53,197
Net assets beginning of period.............      49,384                 0                      0           15,049
                                               --------           -------               --------          -------
Net assets end of period*..................    $598,973           $49,384               $ 98,553          $68,246
                                               ========           =======               ========          =======
Units outstanding beginning of period......       4,853                 0                      0            1,427
Units issued during the period.............      49,302             4,934                 10,207            5,013
Units redeemed during the period...........      (1,766)              (81)                  (533)            (203)
                                               --------           -------               --------          -------
Units outstanding end of period............      52,389             4,853                  9,674            6,237
                                               ========           =======               ========          =======

---------------
*  Includes undistributed net investment
   income of:                                  $  5,564           $ 1,643               $  1,629          $   235
** Commencement of operations.

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             -----------------------------------------------------------------------------
                                                                             T. ROWE PRICE
                                             -----------------------------------------------------------------------------
                                              INTERNATIONAL
                                                    STOCK                 TERM                        GROWTH
                                                 SUBACCOUNT            SUBACCOUNT                   SUBACCOUNT
                                             -------------------   ------------------   ----------------------------------
                                               FOR THE PERIOD        FOR THE PERIOD
                                             NOVEMBER 19, 1998**   FEBRUARY 1, 1999**   FOR THE SIX      FOR THE PERIOD
                                                   THROUGH              THROUGH         MONTHS ENDED   NOVEMBER 19, 1998**
                                                DECEMBER 31,            JUNE 30,          JUNE 30,           THROUGH
                                                    1998                  1999              1999        DECEMBER 31, 1998
                                             -------------------   ------------------   ------------   -------------------
                                                                      (UNAUDITED)       (UNAUDITED)
From operations:
 Net investment income.....................        $   235                $ 20            $      0           $   953
 Net realized gain (loss) on investments...             (1)                 (1)                738                10
 Net increase (decrease) in unrealized
   appreciation of investments.............            557                 (23)             14,030             4,222
                                                   -------                ----            --------           -------
Net increase (decrease) in net assets
 resulting from operations.................            791                  (4)             14,768             5,185
                                                   -------                ----            --------           -------
From unit transactions:
 Net proceeds from the issuance of units...         14,497                 921             118,494            43,761
 Net asset value of units redeemed or used
   to meet contract obligations............           (239)                (28)             (6,025)             (726)
                                                   -------                ----            --------           -------
Net increase from unit transactions........         14,258                 893             112,469            43,035
                                                   -------                ----            --------           -------
Net increase in net assets.................         15,049                 889             127,237            48,220
Net assets beginning of period.............              0                   0              48,220                 0
                                                   -------                ----            --------           -------
Net assets end of period*..................        $15,049                $889            $175,457           $48,220
                                                   =======                ====            ========           =======
Units outstanding beginning of period......              0                   0               4,282                 0
Units issued during the period.............          1,451                  94              10,332             4,354
Units redeemed during the period...........            (24)                 (5)               (580)              (72)
                                                   -------                ----            --------           -------
Units outstanding end of period............          1,427                  89              14,034             4,282
                                                   =======                ====            ========           =======
---------------
*  Includes undistributed net investment
   income of:                                      $   235                $ 20            $    953           $   953
** Commencement of operations.

                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ----------------------------------
                                                       T. ROWE PRICE
                                             ----------------------------------
                                                     PERSONAL STRATEGY
                                                          BALANCE
                                                         SUBACCOUNT
                                             ----------------------------------
                                                              FOR THE PERIOD
                                             FOR THE SIX    NOVEMBER 19, 1998**
                                             MONTHS ENDED         THROUGH
                                               JUNE 30,        DECEMBER 31,
                                                 1999              1998
                                             ------------   -------------------
                                             (UNAUDITED)
From operations:
 Net investment income.....................    $  8,488           $  372
 Net realized gain (loss) on investments...         (37)               3
 Net increase (decrease) in unrealized
   appreciation of investments.............       6,063              (73)
                                               --------           ------
Net increase (decrease) in net assets
 resulting from operations.................      14,514              302
                                               --------           ------
From unit transactions:
 Net proceeds from the issuance of units...     231,387            8,762
 Net asset value of units redeemed or used
   to meet contract obligations............      (2,967)            (145)
                                               --------           ------
Net increase from unit transactions........     228,420            8,617
                                               --------           ------
Net increase in net assets.................     242,934            8,919
Net assets beginning of period.............       8,919                0
                                               --------           ------
Net assets end of period*..................    $251,853           $8,919
                                               ========           ======
Units outstanding beginning of period......         856                0
Units issued during the period.............      22,512              870
Units redeemed during the period...........        (396)             (14)
                                               --------           ------
Units outstanding end of period............      22,972              856
                                               ========           ======
---------------
*  Includes undistributed net investment
   income of:                                  $  8,860           $  372
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies is presented here.

     There are currently twenty-one Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), the Van Eck Worldwide Insurance Trust ("Van Eck Trust"), the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc., (collectively the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997, 1998 and 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for 1999 aggregated $1,490,726.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in the MONY Series Fund, Inc. at cost, at June 30, 1999 consist of the following:

                                                          MONEY        INTERMEDIATE     LONG TERM     GOVERNMENT
                                                          MARKET        TERM BOND         BOND        SECURITIES
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                       ------------    ------------    -----------    ----------
Shares beginning of period:
  Shares.............................................     2,685,879        26,879           23,794        78,474
  Amount.............................................  $  2,685,879      $299,078      $   326,005    $  863,223
                                                       ------------      --------      -----------    ----------
Shares acquired:
  Shares.............................................    72,109,929        43,250        1,307,144        57,717
  Amount.............................................  $ 72,109,929      $490,080      $18,332,219    $  637,394
Shares received for reinvestment of dividends:
  Shares.............................................       192,522         3,290           81,212         3,374
  Amount.............................................  $    192,522      $ 35,406      $ 1,028,956    $   36,509
Shares redeemed:
  Shares.............................................   (72,747,383)       (1,540)         (46,484)       (5,518)
  Amount.............................................  $(72,747,383)     $(17,250)     $  (644,466)   $  (60,703)
                                                       ------------      --------      -----------    ----------
Net change:
  Shares.............................................      (444,932)       45,000        1,341,872        55,573
  Amount.............................................  $   (444,932)     $508,236      $18,716,709    $  613,200
                                                       ------------      --------      -----------    ----------
Shares end of period:
  Shares.............................................     2,240,947        71,879        1,365,666       134,047
  Amount.............................................  $  2,240,947      $807,314      $19,042,714    $1,476,423
                                                       ============      ========      ===========    ==========

     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                              SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                                   EQUITY         VALUE        MANAGED        GROWTH          BOND
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 ----------   -------------   ----------   -------------   -----------
Shares beginning of period:
  Shares.......................................         921        15,751         21,014       33,905           70,710
  Amount.......................................  $   33,658     $ 455,079     $  926,260     $225,697      $   406,572
                                                 ----------     ---------     ----------     --------      -----------
Shares acquired:
  Shares.......................................      34,089        13,301          4,934       16,325        3,355,143
  Amount.......................................  $1,309,538     $ 384,789     $  204,722     $110,725      $18,215,360
Shares received for reinvestment of dividends:
  Shares.......................................           0             0              0            0          110,643
  Amount.......................................  $        0     $       0     $        0     $      0      $   590,574
Shares redeemed:
  Shares.......................................      (1,961)      (15,320)        (1,144)      (3,007)        (125,653)
  Amount.......................................  $  (70,684)    $(443,888)    $  (48,228)    $(18,856)     $  (704,718)
                                                 ----------     ---------     ----------     --------      -----------
Net change:
  Shares.......................................      32,128        (2,019)         3,790       13,318        3,340,133
  Amount.......................................  $1,238,854     $ (59,099)    $  156,494     $ 91,869      $18,101,216
                                                 ----------     ---------     ----------     --------      -----------
Shares end of period:
  Shares.......................................      33,049        13,732         24,804       47,223        3,410,843
  Amount.......................................  $1,272,512     $ 395,980     $1,082,754     $317,566      $18,507,788
                                                 ==========     =========     ==========     ========      ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Dreyfus and Van Eck Worldwide Insurance Trust at cost, at June 30, 1999 consist of the following:

                                                    DREYFUS                        VAN ECK WORLDWIDE INSURANCE TRUST
                                   ------------------------------------------   ----------------------------------------
                                     CAPITAL      SMALL COMPANY      STOCK        HARD      WORLDWIDE      WORLDWIDE
                                   APPRECIATION       STOCK          INDEX       ASSETS       BOND      EMERGING MARKETS
                                    PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO
                                   ------------   -------------   -----------   ---------   ---------   ----------------
Shares beginning of period:
  Shares.........................       13,304        19,594          120,004        23        1,695           3,579
  Amount.........................   $  413,277      $289,750      $ 3,270,213    $  236      $19,355        $ 31,065
                                    ----------      --------      -----------    ------      -------        --------
Shares acquired:
  Shares.........................       33,623         8,471          582,066       161          894           1,141
  Amount.........................   $1,253,911      $123,726      $19,813,088    $1,643      $ 9,916        $  9,805
Shares received for reinvestment
  of dividends:
  Shares.........................            2             0            4,139         0*         100               0
  Amount.........................   $       70      $      0      $   144,438    $    3      $ 1,150        $      0
Shares redeemed:
  Shares.........................       (1,110)       (1,447)         (15,453)       (3)         (69)           (929)
  Amount.........................   $  (31,288)     $(24,019)     $  (402,300)   $  (35)     $  (763)       $(11,238)
                                    ----------      --------      -----------    ------      -------        --------
Net change:
  Shares.........................       32,515         7,024          570,752       158          925             212
  Amount.........................   $1,222,693      $ 99,707      $19,555,226    $1,611      $10,303        $ (1,433)
                                    ----------      --------      -----------    ------      -------        --------
Shares end of period:
  Shares.........................       45,819        26,618          690,756       181        2,620           3,791
  Amount.........................   $1,635,970      $389,457      $22,825,439    $1,847      $29,658        $ 29,632
                                    ==========      ========      ===========    ======      =======        ========

---------------
* Less than one share

     Investments in T. Rowe Price at cost, at June 30, 1999 consist of the following:

                                         EQUITY       PRIME     INTERNATIONAL    LIMITED    NEW AMERICA   PERSONAL STRATEGY
                                         INCOME      RESERVE        STOCK         TERM        GROWTH           BALANCE
                                        PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO
                                        ---------   ---------   -------------   ---------   -----------   -----------------
Shares beginning of period:
  Shares..............................     2,565           0         1,037           0          1,949              552
  Amount..............................  $ 50,488    $      0       $14,492        $  0       $ 43,998         $  8,992
                                        --------    --------       -------        ----       --------         --------
Shares acquired:
  Shares..............................    26,269     102,339         3,639         187          4,703           14,534
  Amount..............................  $525,378    $102,339       $54,014        $938       $119,161         $232,482
Shares received for reinvestment of
  dividends:
  Shares..............................       192       1,629             0           4              0              533
  Amount..............................  $  3,921    $  1,629       $     0        $ 20       $      0         $  8,488
Shares redeemed:
  Shares..............................      (972)     (5,415)         (147)         (9)          (265)            (253)
  Amount..............................  $(19,027)   $ (5,415)      $(2,064)       $(46)      $ (5,954)        $ (4,099)
                                        --------    --------       -------        ----       --------         --------
Net change:
  Shares..............................    25,489      98,553         3,492         182          4,438           14,814
  Amount..............................  $510,272    $ 98,553       $51,950        $912       $113,207         $236,871
                                        --------    --------       -------        ----       --------         --------
Shares end of period:
  Shares..............................    28,054      98,553         4,529         182          6,387           15,366
  Amount..............................  $560,760    $ 98,553       $66,442        $912       $157,205         $245,863
                                        ========    ========       =======        ====       ========         ========

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                            STRATEGIST
                                          ------------------------------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                          ------------------------------------------------------------------------------
                                            EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                            GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                          ----------   ----------   ------------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4)............   $ 80,570     $ 51,330      $  7,158      $ 13,766     $ 89,119      $ 24,109
                                           ========     ========      ========      ========     ========      ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)..............   $104,565     $ 52,396      $  7,267      $ 14,551     $110,915      $ 24,109
Amount due from MONY....................          6            6             0             6            0             2
Amount due from MONY Series Fund,
  Inc. .................................        115          102             0            72            0            23
                                           --------     --------      --------      --------     --------      --------
          Total assets..................    104,686       52,504         7,267        14,629      110,915        24,134
                                           --------     --------      --------      --------     --------      --------
LIABILITIES
Amount due to MONY......................        115          102             0            72            0            23
Amount due to MONY Series Fund, Inc.....          6            6             0             6            0             2
                                           --------     --------      --------      --------     --------      --------
          Total liabilities.............        121          108             0            78            0            25
                                           --------     --------      --------      --------     --------      --------
Net assets..............................   $104,565     $ 52,396      $  7,267      $ 14,551     $110,915      $ 24,109
                                           ========     ========      ========      ========     ========      ========
Net assets consist of:
  Contractholders' net payments.........   $ 69,801     $ 49,502      $  9,778      $ 16,938     $ 70,163      $ 47,290
  Cost of insurance withdrawals (Note
     3).................................    (59,312)     (38,538)      (13,583)      (36,899)     (42,088)      (50,241)
  Undistributed net investment income...     34,978       28,201         9,800        28,268       54,255        27,060
  Accumulated net realized gain
     on investments.....................     35,103       12,165         1,163         5,459        6,789             0
  Unrealized appreciation of
     investments........................     23,995        1,066           109           785       21,796             0
                                           --------     --------      --------      --------     --------      --------
Net assets..............................   $104,565     $ 52,396      $  7,267      $ 14,551     $110,915      $ 24,109
                                           ========     ========      ========      ========     ========      ========
Number of units outstanding*............      1,649          929           321           544        2,315         1,310
                                           --------     --------      --------      --------     --------      --------
Net asset value per unit outstanding*...   $  63.40     $  56.40      $  22.61      $  26.73     $  47.92      $  18.41
                                           ========     ========      ========      ========     ========      ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                    MONY SERIES FUND, INC
                                     ---------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------
ASSETS
Investments at cost (Note 4).......   $ 92,274      $31,917       $165,211     $343,458
                                      ========      =======       ========     ========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................   $      0      $     0       $      0     $      0
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................     89,640       31,234        149,839      343,458
Amount due from MONY...............          0            0              0        6,460
Amount due from MONY Series Fund,
  Inc..............................         30            6             59          126
Amount due from Enterprise
  Accumulation Trust...............          0            0              0            0
                                      --------      -------       --------     --------
        Total assets...............     89,670       31,240        149,898      350,044
                                      --------      -------       --------     --------
LIABILITIES
Amount due to MONY.................         30            6             59          126
Amount due to MONY Series Fund,
  Inc..............................          0            0              0        6,460
Amount due to Enterprise
  Accumulation Trust...............          0            0              0            0
                                      --------      -------       --------     --------
        Total liabilities..........         30            6             59        6,586
                                      --------      -------       --------     --------
Net assets.........................   $ 89,640      $31,234       $149,839     $343,458
                                      ========      =======       ========     ========
Net assets consist of:
  Contractholders' net payments....   $105,042      $36,468       $182,952     $373,295
  Cost of insurance withdrawals
    (Note 3).......................    (16,402)      (6,141)       (33,229)     (43,634)
  Undistributed net investment
    income.........................      2,644        1,326         11,000       13,797
  Accumulated net realized gain on
    investments....................        990          264          4,488            0
  Unrealized appreciation
    (depreciation) of
    investments....................     (2,634)        (683)       (15,372)           0
                                      --------      -------       --------     --------
Net assets.........................   $ 89,640      $31,234       $149,839     $343,458
                                      ========      =======       ========     ========
Number of units outstanding*.......      8,037        2,766         13,104       30,686
                                      --------      -------       --------     --------
Net asset value per unit
  outstanding*.....................   $  11.15      $ 11.29       $  11.44     $  11.19
                                      ========      =======       ========     ========

                                                               MONYEQUITY MASTER
                                     ---------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------------------
                                                  SMALL COMPANY                 INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE         MANAGED        GROWTH          BOND
                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                     ----------   -------------   -----------   -------------   ----------
ASSETS
Investments at cost (Note 4).......  $3,349,453    $1,416,691     $ 5,857,220     $483,183       $353,763
                                     ==========    ==========     ===========     ========       ========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................  $3,604,712    $1,564,692     $ 6,052,535     $497,795       $337,215
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................           0             0               0            0              0
Amount due from MONY...............       3,244         2,590           5,532          103             96
Amount due from MONY Series Fund,
  Inc..............................           0             0               0            0              0
Amount due from Enterprise
  Accumulation Trust...............       1,510         1,008           2,250          269            135
                                     ----------    ----------     -----------     --------       --------
        Total assets...............   3,609,466     1,568,290       6,060,317      498,167        337,446
                                     ----------    ----------     -----------     --------       --------
LIABILITIES
Amount due to MONY.................       1,510         1,008           2,250          269            135
Amount due to MONY Series Fund,
  Inc..............................           0             0               0            0              0
Amount due to Enterprise
  Accumulation Trust...............       3,244         2,590           5,532          103             96
                                     ----------    ----------     -----------     --------       --------
        Total liabilities..........       4,754         3,598           7,782          372            231
                                     ----------    ----------     -----------     --------       --------
Net assets.........................  $3,604,712    $1,564,692     $ 6,052,535     $497,795       $337,215
                                     ==========    ==========     ===========     ========       ========
Net assets consist of:
  Contractholders' net payments....  $3,730,261    $1,599,713     $ 6,427,457     $544,577       $384,500
  Cost of insurance withdrawals
    (Note 3).......................    (588,748)     (279,765)     (1,120,902)     (85,652)       (61,482)
  Undistributed net investment
    income.........................     126,607        70,086         418,678       17,488         31,840
  Accumulated net realized gain on
    investments....................      81,333        26,657         131,987        6,770         (1,095)
  Unrealized appreciation
    (depreciation) of
    investments....................     255,259       148,001         195,315       14,612        (16,548)
                                     ----------    ----------     -----------     --------       --------
Net assets.........................  $3,604,712    $1,564,692     $ 6,052,535     $497,795       $337,215
                                     ==========    ==========     ===========     ========       ========
Number of units outstanding*.......     242,202        85,045         401,285       41,148         28,342
                                     ----------    ----------     -----------     --------       --------
Net asset value per unit
  outstanding*.....................  $    14.88    $    18.40     $     15.08     $  12.10       $  11.90
                                     ==========    ==========     ===========     ========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                            STRATEGIST
                                          ------------------------------------------------------------------------------
                                                                      MONY SERIES FUND INC.
                                          ------------------------------------------------------------------------------
                                            EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                            GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                          ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.........................   $ 7,904      $ 8,500        $ 345        $   876       $12,929      $   561
Mortality and expense risk charges (Note
  3)....................................      (309)        (150)         (22)           (45)         (313)         (73)
                                           -------      -------        -----        -------       -------      -------
Net investment income...................     7,595        8,350          323            831        12,616          488
                                           -------      -------        -----        -------       -------      -------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...................    16,020        6,223          368            640         2,122        1,570
  Cost of shares sold...................    (9,274)      (4,821)        (338)          (575)       (1,353)      (1,570)
                                           -------      -------        -----        -------       -------      -------
Net realized gain on investments........     6,746        1,402           30             65           769            0
Net increase (decrease) in unrealized
  appreciation of investments...........     2,234       (3,873)        (419)        (1,887)          745            0
                                           -------      -------        -----        -------       -------      -------
Net realized and unrealized gain (loss)
  on investments........................     8,980       (2,471)        (389)        (1,822)        1,514            0
                                           -------      -------        -----        -------       -------      -------
Net increase (decrease) in net assets
  resulting from operations.............   $16,575      $ 5,879        $ (66)       $  (991)      $14,130      $   488
                                           =======      =======        =====        =======       =======      =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                      MONY EQUITY MASTER
                                     ----------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                     ----------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM       MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   -----------
Dividend income....................   $  2,524      $ 1,343       $  8,412    $     5,279
Mortality and expense risk charges
  (Note 3).........................       (280)        (101)          (554)          (859)
                                      --------      -------       --------    -----------
Net investment income (loss).......      2,244        1,242          7,858          4,420
                                      --------      -------       --------    -----------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales..............     18,899        4,796         57,171      1,139,712
  Cost of shares sold..............    (18,978)      (4,607)       (57,308)    (1,139,712)
                                      --------      -------       --------    -----------
Net realized gain (loss) on
  investments......................        (79)         189           (137)             0
Net increase (decrease) in
  unrealized appreciation of
  investments......................     (2,753)      (1,696)       (17,769)             0
                                      --------      -------       --------    -----------
Net realized and unrealized gain
  (loss) on investments............     (2,832)      (1,507)       (17,906)             0
                                      --------      -------       --------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $   (588)     $  (265)      $(10,048)   $     4,420
                                      ========      =======       ========    ===========

                                                              MONY EQUITY MASTER
                                     --------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------
                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   -------------   ----------   -------------   ----------
Dividend income....................  $       0      $       0     $       0      $      0       $ 12,570
Mortality and expense risk charges
  (Note 3).........................    (11,506)        (4,777)      (20,321)       (1,604)        (1,116)
                                     ---------      ---------     ---------      --------       --------
Net investment income (loss).......    (11,506)        (4,777)      (20,321)       (1,604)        11,454
                                     ---------      ---------     ---------      --------       --------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales..............    302,459        188,925       686,013        52,853         40,980
  Cost of shares sold..............   (285,854)      (182,606)     (696,271)      (51,652)       (43,744)
                                     ---------      ---------     ---------      --------       --------
Net realized gain (loss) on
  investments......................     16,605          6,319       (10,258)        1,201         (2,764)
Net increase (decrease) in
  unrealized appreciation of
  investments......................    252,914        171,277       417,101         6,174         (4,847)
                                     ---------      ---------     ---------      --------       --------
Net realized and unrealized gain
  (loss) on investments............    269,519        177,596       406,843         7,375         (7,611)
                                     ---------      ---------     ---------      --------       --------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $ 258,013      $ 172,819     $ 386,522      $  5,771       $  3,843
                                     =========      =========     =========      ========       ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         STRATEGIST
                                   ---------------------------------------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                   ---------------------------------------------------------------------------------------
                                          EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                           SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1999           1998           1999           1998           1999           1998
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income..........     $  7,595       $13,287        $ 8,350        $ 7,084         $  323         $  325
 Net realized gain on
   investments..................        6,746         3,530          1,402          1,152             30             43
 Net increase (decrease) in
   unrealized appreciation of
   investments..................        2,234         2,645         (3,873)        (3,246)          (419)           109
                                     --------       -------        -------        -------         ------         ------
Net increase (decrease) in net
 assets resulting from
 operations.....................       16,575        19,462          5,879          4,990            (66)           477
                                     --------       -------        -------        -------         ------         ------
From unit transactions:
 Net proceeds from the issuance
   of units.....................        4,267         8,754          3,710          7,517            204            407
 Net asset value of units
   redeemed or used to meet
   contract obligations.........      (15,644)       (7,677)        (6,051)        (6,714)          (312)          (504)
                                     --------       -------        -------        -------         ------         ------
Net increase (decrease) from
 unit transactions..............      (11,377)        1,077         (2,341)           803           (108)           (97)
                                     --------       -------        -------        -------         ------         ------
Net increase (decrease) in net
 assets.........................        5,198        20,539          3,538          5,793           (174)           380
Net assets beginning of
 period.........................       99,367        78,828         48,858         43,065          7,441          7,061
                                     --------       -------        -------        -------         ------         ------
Net assets end of period*.......     $104,565       $99,367        $52,396        $48,858         $7,267         $7,441
                                     ========       =======        =======        =======         ======         ======
Units outstanding beginning of
 period.........................        1,830         1,811            975            962            327            331
Units issued during the
 period.........................           72           187             70            162              8             19
Units redeemed during the
 period.........................         (253)         (168)          (116)          (149)           (14)           (23)
                                     --------       -------        -------        -------         ------         ------
Units outstanding end of
 period.........................        1,649         1,830            929            975            321            327
                                     ========       =======        =======        =======         ======         ======

---------------
* Includes undistributed net
  investment income of:              $ 34,978       $27,383        $28,201        $19,851         $9,800         $9,477

                                                                        STRATEGIST
                                  ---------------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                  ---------------------------------------------------------------------------------------
                                        LONG TERM BOND                  DIVERSIFIED                  MONEY MARKET
                                          SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------   ---------------------------
                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1999           1998           1999           1998           1999           1998
                                  ------------   ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income..........    $   831        $   752        $ 12,616       $18,741        $   488        $ 1,294
 Net realized gain on
   investments..................         65            157             769         1,312              0              0
 Net increase (decrease) in
   unrealized appreciation of
   investments..................     (1,887)           481             745        (1,726)             0              0
                                    -------        -------        --------       -------        -------        -------
Net increase (decrease) in net
 assets resulting from
 operations.....................       (991)         1,390          14,130        18,327            488          1,294
                                    -------        -------        --------       -------        -------        -------
From unit transactions:
 Net proceeds from the issuance
   of units.....................        322            646           1,016         2,164             91            242
 Net asset value of units
   redeemed or used to meet
   contract obligations.........       (584)        (1,117)         (1,691)       (3,504)        (1,467)        (7,011)
                                    -------        -------        --------       -------        -------        -------
Net increase (decrease) from
 unit transactions..............       (262)          (471)           (675)       (1,340)        (1,376)        (6,769)
                                    -------        -------        --------       -------        -------        -------
Net increase (decrease) in net
 assets.........................     (1,253)           919          13,455        16,987           (888)        (5,475)
Net assets beginning of
 period.........................     15,804         14,885          97,460        80,473         24,997         30,472
                                    -------        -------        --------       -------        -------        -------
Net assets end of period*.......    $14,551        $15,804        $110,915       $97,460        $24,109        $24,997
                                    =======        =======        ========       =======        =======        =======
Units outstanding beginning of
 period.........................        554            571           2,330         2,366          1,385          1,767
Units issued during the
 period.........................         12             24              22            58              5             14
Units redeemed during the
 period.........................        (22)           (41)            (37)          (94)           (80)          (396)
                                    -------        -------        --------       -------        -------        -------
Units outstanding end of
 period.........................        544            554           2,315         2,330          1,310          1,385
                                    =======        =======        ========       =======        =======        =======
---------------
* Includes undistributed net
  investment income of:             $28,268        $27,437        $ 54,255       $41,639        $27,060        $26,572

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MONY EQUITY MASTER
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                        GOVERNMENT SECURITIES           INTERMEDIATE TERM                 LONG TERM
                                             SUBACCOUNT                  BOND SUBACCOUNT               BOND SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............    $  2,244       $    432       $ 1,242        $    84        $  7,858       $  2,252
  Net realized gain (loss) on
    investments....................         (79)         1,037           189             48            (137)         4,667
  Net increase (decrease) in
    unrealized appreciation of
    investments....................      (2,753)          (183)       (1,696)           936         (17,769)            95
                                       --------       --------       -------        -------        --------       --------
Net increase (decrease) in net
  assets resulting from
  operations.......................        (588)         1,286          (265)         1,068         (10,048)         7,014
                                       --------       --------       -------        -------        --------       --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      52,866         65,090         9,522         25,294          83,106        117,542
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (11,527)       (30,558)       (1,978)        (4,660)        (43,506)       (45,844)
                                       --------       --------       -------        -------        --------       --------
Net increase (decrease) from unit
  transactions.....................      41,339         34,532         7,544         20,634          39,600         71,698
                                       --------       --------       -------        -------        --------       --------
Net increase (decrease) in net
  assets...........................      40,751         35,818         7,279         21,702          29,552         78,712
Net assets beginning of period.....      48,889         13,071        23,955          2,253         120,287         41,575
                                       --------       --------       -------        -------        --------       --------
Net assets end of period*..........    $ 89,640       $ 48,889       $31,234        $23,955        $149,839       $120,287
                                       ========       ========       =======        =======        ========       ========
Units outstanding beginning of
  period...........................       4,352          1,234         2,101            211           9,848          3,719
Units issued during the period.....       4,735          7,967           863          2,310           7,304         11,923
Units redeemed during the period...      (1,050)        (4,849)         (198)          (420)         (4,048)        (5,794)
                                       --------       --------       -------        -------        --------       --------
Units outstanding end of period....       8,037          4,352         2,766          2,101          13,104          9,848
                                       ========       ========       =======        =======        ========       ========

---------------
 * Includes
   undistributed/accumulated net
   investment income of:               $  2,644       $    400       $ 1,326        $    84        $ 11,000       $  3,142

                                         MONY EQUITY MASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                            MONEY MARKET
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1999           1998
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............    $  4,420     $     6,364
  Net realized gain (loss) on
    investments....................           0               0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................           0               0
                                       --------     -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................       4,420           6,364
                                       --------     -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     799,026       2,471,685
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (817,046)     (2,290,641)
                                       --------     -----------
Net increase (decrease) from unit
  transactions.....................     (18,020)        181,044
                                       --------     -----------
Net increase (decrease) in net
  assets...........................     (13,600)        187,408
Net assets beginning of period.....     357,058         169,650
                                       --------     -----------
Net assets end of period*..........    $343,458     $   357,058
                                       ========     ===========
Units outstanding beginning of
  period...........................      32,517          16,142
Units issued during the period.....      79,040         237,863
Units redeemed during the period...     (80,871)       (221,488)
                                       --------     -----------
Units outstanding end of period....      30,686          32,517
                                       ========     ===========
---------------
 * Includes
   undistributed/accumulated net
   investment income of:               $ 13,797     $     9,377

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY EQUITY MASTER
                                   ---------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------------------------------------
                                             EQUITY                     SMALL COMPANY                    MANAGED
                                           SUBACCOUNT                 VALUE SUBACCOUNT                 SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1999           1998           1999           1998           1999           1998
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...   $  (11,506)    $  101,544     $   (4,777)    $   56,481     $  (20,321)    $  338,981
  Net realized gain (loss) on
    investments..................       16,605         31,965          6,319          9,045        (10,258)        87,429
  Net increase (decrease) in
    unrealized appreciation of
    investments..................      252,914          1,665        171,277        (23,869)       417,101       (225,085)
                                    ----------     ----------     ----------     ----------     ----------     ----------
Net increase in net assets
  resulting from operations......      258,013        135,174        172,819         41,657        386,522        201,325
                                    ----------     ----------     ----------     ----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      920,782      1,691,977        490,602        952,775      1,335,821      3,108,506
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (243,768)      (333,417)      (150,223)      (165,227)      (563,978)      (766,917)
                                    ----------     ----------     ----------     ----------     ----------     ----------
Net increase from unit
  transactions...................      677,014      1,358,560        340,379        787,548        771,843      2,341,589
                                    ----------     ----------     ----------     ----------     ----------     ----------
Net increase in net assets.......      935,027      1,493,734        513,198        829,205      1,158,365      2,542,914
Net assets beginning of period...    2,669,685      1,175,951      1,051,494        222,289      4,894,170      2,351,256
                                    ----------     ----------     ----------     ----------     ----------     ----------
Net assets end of period*........   $3,604,712     $2,669,685     $1,564,692     $1,051,494     $6,052,535     $4,894,170
                                    ==========     ==========     ==========     ==========     ==========     ==========
Units outstanding beginning of
  period.........................      193,933         93,188         64,856         14,918        347,392        178,819
Units issued during the period...       66,916        127,117         29,740         61,712         96,268        225,219
Units redeemed during the
  period.........................      (18,647)       (26,372)        (9,551)       (11,774)       (42,375)       (56,646)
                                    ----------     ----------     ----------     ----------     ----------     ----------
Units outstanding end of
  period.........................      242,202        193,933         85,045         64,856        401,285        347,392
                                    ==========     ==========     ==========     ==========     ==========     ==========

---------------
* Includes undistributed net
  investment income of:             $  126,607     $  138,113     $   70,086     $   74,863     $  418,678     $  438,999

                                                      MONY EQUITY MASTER
                                   ---------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------
                                      INTERNATIONAL GROWTH             HIGH YIELD BOND
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1999           1998           1999           1998
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...    $ (1,604)      $ 14,611       $ 11,454       $ 16,017
  Net realized gain (loss) on
    investments..................       1,201           (901)        (2,764)           (22)
  Net increase (decrease) in
    unrealized appreciation of
    investments..................       6,174         18,656         (4,847)       (12,950)
                                     --------       --------       --------       --------
Net increase in net assets
  resulting from operations......       5,771         32,366          3,843          3,045
                                     --------       --------       --------       --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................     164,970        217,747        103,404        192,334
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (43,616)       (50,680)       (28,697)       (34,511)
                                     --------       --------       --------       --------
Net increase from unit
  transactions...................     121,354        167,067         74,707        157,823
                                     --------       --------       --------       --------
Net increase in net assets.......     127,125        199,433         78,550        160,868
Net assets beginning of period...     370,670        171,237        258,665         97,797
                                     --------       --------       --------       --------
Net assets end of period*........    $497,795       $370,670       $337,215       $258,665
                                     ========       ========       ========       ========
Units outstanding beginning of
  period.........................      30,978         16,311         22,083          8,584
Units issued during the period...      14,022         19,541          9,120         16,309
Units redeemed during the
  period.........................      (3,852)        (4,874)        (2,861)        (2,810)
                                     --------       --------       --------       --------
Units outstanding end of
  period.........................      41,148         30,978         28,342         22,083
                                     ========       ========       ========       ========
---------------
* Includes undistributed net
  investment income of:              $ 17,488       $ 19,092       $ 31,840       $ 20,386

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master). These policies are issued by MONY.

     There are currently six Strategist subaccounts and nine MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1999 aggregated $791,047.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Strategist Subaccounts) and .75 percent (for the MONYEquity Master Subaccounts) of the average daily net assets of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1999 consist of the following:

                                                                MONY SERIES FUND, INC.
                                      --------------------------------------------------------------------------
                                       EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                       GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                      PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                      ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of period:
  Shares............................     2,601       1,883          657         1,115        4,895       24,997
  Amount............................   $77,606     $43,918       $6,913       $13,132      $76,409      $24,997
                                       -------     -------       ------       -------      -------      -------
Shares acquired:
  Shares............................       106         145           22            25           55          121
  Amount............................   $ 4,334     $ 3,733       $  238       $   333      $ 1,134      $   121
Shares received for reinvestment of
  dividends:
  Shares............................       194         349           32            69          648          561
  Amount............................   $ 7,904     $ 8,500       $  345       $   876      $12,929      $   561
Shares redeemed:
  Shares............................      (369)       (236)         (33)          (48)        (102)      (1,570)
  Amount............................   $(9,274)    $(4,821)      $ (338)      $  (575)     $(1,353)     $(1,570)
                                       -------     -------       ------       -------      -------      -------
Net change:
  Shares............................       (69)        258           21            46          601         (888)
  Amount............................   $ 2,964     $ 7,412       $  245       $   634      $12,710      $  (888)
                                       -------     -------       ------       -------      -------      -------
Shares end of period:
  Shares............................     2,532       2,141          678         1,161        5,496       24,109
  Amount............................   $80,570     $51,330       $7,158       $13,766      $89,119      $24,109
                                       =======     =======       ======       =======      =======      =======

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                     MONY SERIES FUND, INC.
                       ---------------------------------------------------
                       GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                       SECURITIES    TERM BOND       BOND        MARKET
                       PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                       ----------   ------------   ---------   -----------
Shares beginning of
  period:
  Shares.............      4,377        2,114         8,489        357,058
  Amount.............  $  48,770      $22,942      $117,891    $   357,058
                       ---------      -------      --------    -----------
Shares acquired:
  Shares.............      5,396        1,101         6,988      1,120,833
  Amount.............  $  59,958      $12,239      $ 96,216    $ 1,120,833
Shares received for
  reinvestment of
  dividends:
  Shares.............        233          125           664          5,279
  Amount.............  $   2,524      $ 1,343      $  8,412    $     5,279
Shares redeemed:
  Shares.............     (1,706)        (429)       (4,183)    (1,139,712)
  Amount.............  $ (18,978)     $(4,607)     $(57,308)   $(1,139,712)
                       ---------      -------      --------    -----------
Net change:
  Shares.............      3,923          797         3,469        (13,600)
  Amount.............  $  43,504      $ 8,975      $ 47,320    $   (13,600)
                       ---------      -------      --------    -----------
Shares end of period:
  Shares.............      8,300        2,911        11,958        343,458
  Amount.............  $  92,274      $31,917      $165,211    $   343,458
                       =========      =======      ========    ===========

                                          ENTERPRISE ACCUMULATION TRUST
                       --------------------------------------------------------------------
                                    SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                         EQUITY         VALUE        MANAGED        GROWTH          BOND
                       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                       ----------   -------------   ----------   -------------   ----------
Shares beginning of
  period:
  Shares.............      72,507        38,432        120,665       54,995         48,169
  Amount.............  $2,667,340    $1,074,770     $5,115,956     $362,232       $270,366
                       ----------    ----------     ----------     --------       --------
Shares acquired:
  Shares.............      25,767        18,388         34,745       25,628         21,347
  Amount.............  $  967,967    $  524,527     $1,437,535     $172,603       $114,571
Shares received for
  reinvestment of
  dividends:
  Shares.............           0             0              0            0          2,350
  Amount.............  $        0    $        0     $        0     $      0       $ 12,570
Shares redeemed:
  Shares.............      (8,043)       (6,605)       (16,527)      (7,846)        (7,634)
  Amount.............  $ (285,854)   $ (182,606)    $ (696,271)    $(51,652)      $(43,744)
                       ----------    ----------     ----------     --------       --------
Net change:
  Shares.............      17,724        11,783         18,218       17,782         16,063
  Amount.............  $  682,113    $  341,921     $  741,264     $120,951       $ 83,397
                       ----------    ----------     ----------     --------       --------
Shares end of period:
  Shares.............      90,231        50,215        138,883       72,777         64,232
  Amount.............  $3,349,453    $1,416,691     $5,857,220     $483,183       $353,763
                       ==========    ==========     ==========     ========       ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                               MONYVESTOR
                                                    -----------------------------------------------------------------
                                                      EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                                      GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ----------   ----------   ------------   -----------   ----------
ASSETS
Investments at cost (Note 4)......................   $108,849     $130,584      $35,010       $145,414      $56,646
                                                     ========     ========      =======       ========      =======
Investments in MONY Series Fund, Inc at net asset
  value (Note 2)..................................   $183,810     $148,298      $35,648       $199,029      $56,646
                                                     --------     --------      -------       --------      -------
          Net assets..............................   $183,810     $148,298      $35,648       $199,029      $56,646
                                                     ========     ========      =======       ========      =======
Net assets consist of:
  Contractholders' net payments...................   $ 20,602     $ (5,131)     $17,309       $ 34,070      $35,657
  Cost of insurance withdrawals (Note 3)..........     (8,947)     (13,345)      (6,555)       (14,860)      (3,483)
  Undistributed net investment income.............     58,257      104,490       25,372        110,296       24,472
  Accumulated net realized gain (loss) on
     investments..................................     38,937       44,570       (1,116)        15,908            0
  Unrealized appreciation of investments..........     74,961       17,714          638         53,615            0
                                                     --------     --------      -------       --------      -------
Net assets........................................   $183,810     $148,298      $35,648       $199,029      $56,646
                                                     ========     ========      =======       ========      =======
Number of units outstanding*......................      2,914        2,880        1,720          4,352        3,351
                                                     --------     --------      -------       --------      -------
Net asset value per unit outstanding*.............   $  63.07     $  51.49      $ 20.74       $  45.74      $ 16.91
                                                     ========     ========      =======       ========      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                      MONYVESTOR
                                           -----------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                             GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   -----------   ----------
Dividend income..........................   $13,997      $24,383       $ 1,693        $23,200       $1,282
Mortality and expense risk charges (Note
  3).....................................      (729)        (585)         (151)          (794)        (237)
                                            -------      -------       -------        -------       ------
Net investment income....................    13,268       23,798         1,542         22,406        1,045
                                            -------      -------       -------        -------       ------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales....................       786          632           205            842          252
  Cost of shares sold....................      (241)        (376)         (201)          (486)        (252)
                                            -------      -------       -------        -------       ------
Net realized gain on investments.........       545          256             4            356            0
Net increase (decrease) in unrealized
  appreciation of investments............    12,432       (7,652)       (1,913)         2,296            0
                                            -------      -------       -------        -------       ------
Net realized and unrealized gain (loss)
  on investments.........................    12,977       (7,396)       (1,909)         2,652            0
                                            -------      -------       -------        -------       ------
Net increase (decrease) in net assets
  resulting from operations..............   $26,245      $16,402       $  (367)       $25,058       $1,045
                                            =======      =======       =======        =======       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MONYVESTOR
                                  ---------------------------------------------------------------------------------------
                                         EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                          SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                  ---------------------------   ---------------------------   ---------------------------
                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1999           1998           1999           1998           1999           1998
                                  ------------   ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income..........    $ 13,268       $ 21,360       $ 23,798       $ 19,262       $ 1,542        $ 1,516
 Net realized gain on
   investments..................         545          3,863            256          1,585             4             63
 Net increase (decrease) in
   unrealized appreciation of
   investments..................      12,432          6,332         (7,652)        (6,820)       (1,913)           692
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
 assets resulting from
 operations.....................      26,245         31,555         16,402         14,027          (367)         2,271
                                    --------       --------       --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance
   of units.....................           0            561              0            443             0            534
 Net asset value of units
   redeemed or used to meet
   contract obligations.........         (57)        (4,521)           (47)        (3,645)          (54)        (1,418)
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) from
 unit transactions..............         (57)        (3,960)           (47)        (3,202)          (54)          (884)
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
 assets.........................      26,188         27,595         16,355         10,825          (421)         1,387
Net assets beginning of
 period.........................     157,622        130,027        131,943        121,118        36,069         34,682
                                    --------       --------       --------       --------       -------        -------
Net assets end of period*.......    $183,810       $157,622       $148,298       $131,943       $35,648        $36,069
                                    ========       ========       ========       ========       =======        =======
Units outstanding beginning of
 period.........................       2,915          2,993          2,881          2,954         1,722          1,765
Units issued during the
 period.........................           0             12              0              8             0             21
Units redeemed during the
 period.........................          (1)           (90)            (1)           (81)           (2)           (64)
                                    --------       --------       --------       --------       -------        -------
Units outstanding end of
 period.........................       2,914          2,915          2,880          2,881         1,720          1,722
                                    ========       ========       ========       ========       =======        =======

---------------
* Includes undistributed net
  investment
  income of:                        $ 58,257       $ 44,989       $104,490       $ 80,692       $25,372        $23,830

                                                         MONYVESTOR
                                  ---------------------------------------------------------
                                          DIVERSIFIED                  MONEY MARKET
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1999           1998           1999           1998
                                  ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income..........    $ 22,406       $ 32,747       $ 1,045        $ 2,348
 Net realized gain on
   investments..................         356            590             0              0
 Net increase (decrease) in
   unrealized appreciation of
   investments..................       2,296         (1,150)            0              0
                                    --------       --------       -------        -------
Net increase (decrease) in net
 assets resulting from
 operations.....................      25,058         32,187         1,045          2,348
                                    --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance
   of units.....................           0            450             0            389
 Net asset value of units
   redeemed or used to meet
   contract obligations.........         (48)          (428)          (15)          (671)
                                    --------       --------       -------        -------
Net increase (decrease) from
 unit transactions..............         (48)            22           (15)          (282)
                                    --------       --------       -------        -------
Net increase (decrease) in net
 assets.........................      25,010         32,209         1,030          2,066
Net assets beginning of
 period.........................     174,019        141,810        55,616         53,550
                                    --------       --------       -------        -------
Net assets end of period*.......    $199,029       $174,019       $56,646        $55,616
                                    ========       ========       =======        =======
Units outstanding beginning of
 period.........................       4,353          4,351         3,352          3,369
Units issued during the
 period.........................           0             10             0             21
Units redeemed during the
 period.........................          (1)            (8)           (1)           (38)
                                    --------       --------       -------        -------
Units outstanding end of
 period.........................       4,352          4,353         3,351          3,352
                                    ========       ========       =======        =======
---------------
* Includes undistributed net
  investment
  income of:                        $110,296       $ 87,890       $24,472        $23,427

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     There are currently six MONYVestor subaccounts available within the Variable Account. One of the subaccounts has no assets and five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of the respective Funds' portfolios is stated at value which is the net asset value of the Fund. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1999 aggregated $213.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc at cost, at June 30, 1999 consist of the following:

                                               EQUITY      EQUITY     INTERMEDIATE                   MONEY
                                               GROWTH      INCOME      TERM BOND     DIVERSIFIED    MARKET
                                              PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
                                              ---------   ---------   ------------   -----------   ---------
Shares beginning of period:
  Shares....................................     4,126       5,085        3,183          8,740       55,616
  Amount....................................  $ 95,093    $106,577      $33,518       $122,700      $55,616
                                              --------    --------      -------       --------      -------
Shares acquired:
  Shares....................................         0           0            0              0            0
  Amount....................................  $      0    $      0      $     0       $      0      $     0
Shares received for reinvestment of
  dividends:
  Shares....................................       343       1,000          157          1,163        1,282
  Amount....................................  $ 13,997    $ 24,383      $ 1,693       $ 23,200      $ 1,282
Shares redeemed:
  Shares....................................       (19)        (24)         (19)           (41)        (252)
  Amount....................................  $   (241)   $   (376)     $  (201)      $   (486)     $  (252)
                                              --------    --------      -------       --------      -------
Net change:
  Shares....................................       324         976          138          1,122        1,030
  Amount....................................  $ 13,756    $ 24,007      $ 1,492       $ 22,714      $ 1,030
                                              --------    --------      -------       --------      -------
Shares end of period:
  Shares....................................     4,450       6,061        3,321          9,862       56,646
  Amount....................................  $108,849    $130,584      $35,010       $145,414      $56,646
                                              ========    ========      =======       ========      =======

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                     MONYVESTOR
                                                              -------------------------
                                                                EQUITY
                                                                INCOME      DIVERSIFIED
                                                              SUBACCOUNT    SUBACCOUNT
                                                              ----------    -----------
                           ASSETS
Investments at cost (Note 4)................................   $55,341       $  89,231
                                                               =======       =========
Investments in MONY Series Fund, Inc at net asset value
  (Note 2)..................................................   $74,121       $ 118,436
                                                               -------       ---------
Net assets..................................................   $74,121       $ 118,436
                                                               =======       =========
Net assets consist of:
  Contractholders' net payments.............................   $16,607       $(141,710)
  Cost of insurance withdrawals (Note 3)....................    (1,904)        (66,568)
  Undistributed net investment income.......................    37,460         183,386
  Accumulated net realized gains on investments.............     3,178         114,123
  Unrealized appreciation of investments....................    18,780          29,205
                                                               -------       ---------
Net assets..................................................   $74,121       $ 118,436
                                                               =======       =========
Number of units outstanding*................................     1,525           2,770
                                                               -------       ---------
Net asset value per unit outstanding*.......................   $ 48.62       $   42.75
                                                               =======       =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                     MONYVESTOR
                                                              -------------------------
                                                                EQUITY
                                                                INCOME      DIVERSIFIED
                                                              SUBACCOUNT    SUBACCOUNT
                                                              ----------    -----------
Dividend income.............................................   $12,187        $13,809
Mortality and expense risk charges (Note 3).................      (292)          (473)
                                                               -------        -------
Net investment income.......................................    11,895         13,336
                                                               -------        -------
Realized and unrealized gain (loss) on investments (Note 2):
  Proceeds from sales.......................................       292            642
  Cost of shares sold.......................................      (152)          (391)
                                                               -------        -------
Net realized gain on investments............................       140            251
Net increase (decrease) in unrealized appreciation of
  investments...............................................    (3,837)         1,332
                                                               -------        -------
Net realized and unrealized gain (loss) on investments......    (3,697)         1,583
                                                               -------        -------
Net increase in net assets resulting from operations........   $ 8,198        $14,919
                                                               =======        =======

                       See notes to financial statements

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONYVESTOR
                                         ------------------------------------------------------------
                                                EQUITY INCOME                    DIVERSIFIED
                                                  SUBACCOUNT                      SUBACCOUNT
                                         ----------------------------    ----------------------------
                                         FOR THE SIX     FOR THE YEAR    FOR THE SIX     FOR THE YEAR
                                         MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                                           JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                             1999            1998            1999            1998
                                         ------------    ------------    ------------    ------------
                                         (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income................    $11,895         $ 9,379         $ 13,336        $ 19,575
  Net realized gain on investments.....        140             241              251             360
  Net increase (decrease) in unrealized
     appreciation of investments.......     (3,837)         (2,720)           1,332            (756)
                                           -------         -------         --------        --------
Net increase in net assets resulting
  from operations......................      8,198           6,900           14,919          19,179
                                           -------         -------         --------        --------
From unit transactions:
  Net asset value of units redeemed or
     used to meet contract
     obligations.......................          0               0             (146)           (367)
                                           -------         -------         --------        --------
Net decrease from unit transactions....          0               0             (146)           (367)
                                           -------         -------         --------        --------
Net increase in net assets.............      8,198           6,900           14,773          18,812
Net assets beginning of period.........     65,923          59,023          103,663          84,851
                                           -------         -------         --------        --------
Net assets end of period*..............    $74,121         $65,923         $118,436        $103,663
                                           =======         =======         ========        ========
Units outstanding beginning of
  period...............................      1,525           1,525            2,774           2,785
Units redeemed during the period.......          0               0               (4)            (11)
                                           -------         -------         --------        --------
Units outstanding end of period........      1,525           1,525            2,770           2,774
                                           =======         =======         ========        ========
---------------
* Includes undistributed net investment
  income of:                               $37,460         $25,565         $183,386        $170,050

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies. These policies are issued by MONY.

     There are currently six MONYVestor subaccounts available within the Variable Account. Four of the subaccounts have no assets and two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the Fund. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1999 aggregated $147.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of average daily net assets of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT S

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc at cost, at June 30, 1999 consist of the following:

                                                               EQUITY
                                                               INCOME     DIVERSIFIED
                                                              PORTFOLIO    PORTFOLIO
                                                              ---------   -----------
Shares beginning of period:
  Shares....................................................     2,540        5,207
  Amount....................................................   $43,306      $75,790
                                                               -------      -------
Shares received for reinvestment of dividends:
  Shares....................................................       500          693
  Amount....................................................   $12,187      $13,832
Shares redeemed:
  Shares....................................................       (11)         (31)
  Amount....................................................   $  (152)     $  (391)
                                                               -------      -------
Net change:
  Shares....................................................       489          662
  Amount....................................................   $12,035      $13,441
                                                               -------      -------
Shares end of period:
  Shares....................................................     3,029        5,869
  Amount....................................................   $55,341      $89,231
                                                               =======      =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                          MONYMASTER
                       ---------------------------------------------------------------------------------
                                                    MONY SERIES FUND, INC.
                       ---------------------------------------------------------------------------------
                         EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY
                         GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET
                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                       ----------   ----------   ------------   -----------   -----------   ------------
ASSETS
Investments at cost
  (Note 4)...........  $1,345,607   $1,159,007   $44,618,444    $86,499,208   $1,473,055    $205,805,811
                       ==========   ==========   ===========    ===========   ==========    ============
Investments in MONY
  Series Fund, Inc.,
  at net asset value
  (Note 2)...........  $1,597,124   $1,244,396   $43,658,493    $79,035,192   $1,677,202    $205,805,811
Amount due from MONY
  America............           0            0         2,576          3,452            0         120,663
Amount due from MONY
  Series Fund,
  Inc. ..............           0            0       182,155         28,182           60          98,514
                       ----------   ----------   -----------    -----------   ----------    ------------
Total assets.........   1,597,124    1,244,396    43,843,224     79,066,826    1,677,262     206,024,988
                       ----------   ----------   -----------    -----------   ----------    ------------
LIABILITIES
Amount due to MONY
  America............           0            0       182,155         28,182           60          98,514
Amount due to MONY
  Series Fund,
  Inc. ..............           0            0         2,576          3,452            0         120,663
                       ----------   ----------   -----------    -----------   ----------    ------------
Total liabilities....           0            0       184,731         31,634           60         219,177
                       ----------   ----------   -----------    -----------   ----------    ------------
Net assets...........  $1,597,124   $1,244,396   $43,658,493    $79,035,192   $1,677,202    $205,805,811
                       ==========   ==========   ===========    ===========   ==========    ============
Net assets consist
  of:
  Contractholders'
    net payments.....   $(169,111)   $(424,442)  $34,135,828    $61,589,441   $ (553,407)   $177,474,236
  Undistributed net
    investment
    income...........     568,337      903,513     9,379,510     18,143,795    1,240,444      28,331,575
  Accumulated net
    realized gain on
    investments......     946,381      679,936     1,103,106      6,765,972      786,018               0
  Unrealized
    appreciation
    (depreciation) of
    investments......     251,517       85,389      (959,951)    (7,464,016)     204,147               0
                       ----------   ----------   -----------    -----------   ----------    ------------
Net assets...........  $1,597,124   $1,244,396   $43,658,493    $79,035,192   $1,677,202    $205,805,811
                       ==========   ==========   ===========    ===========   ==========    ============
Number of units
  outstanding*.......      27,719       26,000     2,254,968      3,411,758       39,824      12,848,671
                       ----------   ----------   -----------    -----------   ----------    ------------
Net asset value per
  unit
  outstanding*.......  $    57.62    $   47.86   $     19.36    $     23.17   $    42.12    $      16.02
                       ==========   ==========   ===========    ===========   ==========    ============

                       MONYMASTER    VALUEMASTER
                       -----------   -----------
                        MONY SERIES FUND, INC.
                       -------------------------
                       GOVERNMENT       MONEY
                       SECURITIES      MARKET
                       SUBACCOUNT    SUBACCOUNT
                       -----------   -----------
ASSETS
Investments at cost
  (Note 4)...........  $43,317,487   $2,778,011
                       ===========   ==========
Investments in MONY
  Series Fund, Inc.,
  at net asset value
  (Note 2)...........  $42,466,159   $2,778,011
Amount due from MONY
  America............           71            0
Amount due from MONY
  Series Fund,
  Inc. ..............       25,946            0
                       -----------   ----------
Total assets.........   42,492,176    2,778,011
                       -----------   ----------
LIABILITIES
Amount due to MONY
  America............       25,946            0
Amount due to MONY
  Series Fund,
  Inc. ..............           71            0
                       -----------   ----------
Total liabilities....       26,017            0
                       -----------   ----------
Net assets...........  $42,466,159   $2,778,011
                       ===========   ==========
Net assets consist
  of:
  Contractholders'
    net payments.....  $39,793,195   $1,573,265
  Undistributed net
    investment
    income...........    2,093,942    1,204,746
  Accumulated net
    realized gain on
    investments......    1,430,349            0
  Unrealized
    appreciation
    (depreciation) of
    investments......     (851,327)           0
                       -----------   ----------
Net assets...........  $42,466,159   $2,778,011
                       ===========   ==========
Number of units
  outstanding*.......    3,410,995      189,897
                       -----------   ----------
Net asset value per
  unit
  outstanding*.......  $     12.45   $    14.63
                       ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                    MONYMASTER
                                    ---------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------
                                                   SMALL COMPANY                    INTERNATIONAL   HIGH YIELD
                                       EQUITY          VALUE          MANAGED          GROWTH          BOND
                                     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                    ------------   -------------   --------------   -------------   -----------
ASSETS
Investments at cost (Note 4)......  $466,127,460   $313,485,801    $2,002,132,684    $67,821,927    $87,254,140
                                    ============   ============    ==============    ===========    ===========
Investments in Enterprise
  Accumulation Trust, at net asset
  value (Note 2)..................  $527,868,394   $354,459,614    $2,221,337,440    $69,689,806    $82,280,732
Amount due from MONY America......        22,659         10,491            41,687          1,921            189
Amount due from Enterprise
  Accumulation Trust..............       421,481        260,981         1,334,578         50,222          8,641
                                    ------------   ------------    --------------    -----------    -----------
          Total assets............   528,312,534    354,731,086     2,222,713,705     69,741,949     82,289,562
                                    ------------   ------------    --------------    -----------    -----------
LIABILITIES
Amount due to MONY America........       421,481        260,981         1,334,578         50,222          8,641
Amount due to Enterprise
  Accumulation Trust..............        22,659         10,491            41,687          1,921            189
                                    ------------   ------------    --------------    -----------    -----------
          Total liabilities.......       444,140        271,472         1,376,265         52,143          8,830
                                    ------------   ------------    --------------    -----------    -----------
Net assets........................  $527,868,394   $354,459,614    $2,221,337,440    $69,689,806    $82,280,732
                                    ============   ============    ==============    ===========    ===========
Net assets consist of:
  Contractholders' net payments...  $292,447,834   $170,188,328    $  892,333,835    $54,924,533    $71,253,336
  Undistributed net investment
     income.......................    33,149,399     54,306,797       305,127,152      3,846,828     15,033,250
  Accumulated net realized gain on
     investments..................   140,530,227     88,990,676       804,671,697      9,050,566        967,554
  Unrealized appreciation
     (depreciation) of
     investments..................    61,740,934     40,973,813       219,204,756      1,867,879     (4,973,408)
                                    ------------   ------------    --------------    -----------    -----------
Net assets........................  $527,868,394   $354,459,614    $2,221,337,440    $69,689,806    $82,280,732
                                    ============   ============    ==============    ===========    ===========
Number of units outstanding*......    10,938,568      7,655,774        36,978,336      4,693,994      5,503,181
                                    ------------   ------------    --------------    -----------    -----------
Net asset value per unit
  outstanding*....................  $      48.26   $      46.30    $        60.07    $     14.85    $     14.95
                                    ============   ============    ==============    ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                           VALUEMASTER
                                                      -----------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                                      -----------------------------------------------------
                                                      US GOVERNMENT
                                                         INCOME         EQUITY     SMALL CAP      MANAGED
                                                       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                      -------------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 4)........................   $  835,632     $1,713,075   $2,366,323   $24,351,623
                                                       ==========     ==========   ==========   ===========
Investments in OCC Accumulation Trust, at net asset
  value (Note 2)....................................   $  797,448     $2,306,205   $2,603,024   $32,474,260
Dividends Receivable................................        1,362              0            0             0
                                                       ----------     ----------   ----------   -----------
Net assets..........................................   $  798,810     $2,306,205   $2,603,024   $32,474,260
                                                       ==========     ==========   ==========   ===========
Net assets consist of:
  Contractholders' net payments.....................   $ (610,407)    $ (243,794)  $1,271,891   $(3,210,166)
  Undistributed net investment income...............    1,370,362        349,891      293,080     4,175,479
  Accumulated net realized gain on investments......       77,039      1,606,978      801,352    23,386,310
  Unrealized appreciation (depreciation) of
     investments....................................      (38,184)       593,130      236,701     8,122,637
                                                       ----------     ----------   ----------   -----------
Net assets..........................................   $  798,810     $2,306,205   $2,603,024   $32,474,260
                                                       ==========     ==========   ==========   ===========
Number of units outstanding*........................       44,905         46,769       81,142       563,862
                                                       ----------     ----------   ----------   -----------
Net asset value per unit outstanding*...............   $    17.79     $    49.31   $    32.08   $     57.59
                                                       ==========     ==========   ==========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                               MONYMASTER
                           -----------------------------------------------------------------------------------
                                                         MONY SERIES FUND, INC.
                           -----------------------------------------------------------------------------------
                             EQUITY       EQUITY     INTERMEDIATE    LONG TERM                       MONEY
                             GROWTH       INCOME      TERM BOND         BOND       DIVERSIFIED      MARKET
                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                           ----------   ----------   ------------   ------------   -----------   -------------
Dividend income..........  $ 124,351    $ 205,455    $ 2,160,506    $  5,049,948    $ 197,329    $   5,500,734
Mortality and expense
  risk charges (Note
  3).....................     (9,667)      (7,707)      (287,301)       (564,977)     (10,072)      (1,490,114)
                           ---------    ---------    -----------    ------------    ---------    -------------
Net investment income....    114,684      197,748      1,873,205       4,484,971      187,257        4,010,620
                           ---------    ---------    -----------    ------------    ---------    -------------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales....    711,537      380,129      9,121,477      27,302,596      316,221      243,489,412
  Cost of shares sold....   (371,883)    (227,854)    (8,746,625)    (24,803,492)    (204,530)    (243,489,412)
                           ---------    ---------    -----------    ------------    ---------    -------------
Net realized gain on
  investments............    339,654      152,275        374,852       2,499,104      111,691                0
Net increase (decrease)
  in unrealized
  appreciation of
  investments............   (229,329)    (208,351)    (2,813,507)    (13,206,765)     (91,765)               0
                           ---------    ---------    -----------    ------------    ---------    -------------
Net realized and
  unrealized gain (loss)
  on investments.........    110,325      (56,076)    (2,438,655)    (10,707,661)      19,926                0
                           ---------    ---------    -----------    ------------    ---------    -------------
Net increase (decrease)
  in net assets resulting
  from operations........  $ 225,009    $ 141,672    $  (565,450)   $ (6,222,690)   $ 207,183    $   4,010,620
                           =========    =========    ===========    ============    =========    =============

                            MONYMASTER    VALUEMASTER
                           ------------   -----------
                             MONY SERIES FUND, INC.
                           --------------------------
                            GOVERNMENT       MONEY
                            SECURITIES      MARKET
                            SUBACCOUNT    SUBACCOUNT
                           ------------   -----------
Dividend income..........  $  1,378,515    $  54,118
Mortality and expense
  risk charges (Note
  3).....................      (286,580)     (14,708)
                           ------------    ---------
Net investment income....     1,091,935       39,410
                           ------------    ---------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales....    12,475,580      619,102
  Cost of shares sold....   (12,096,746)    (619,102)
                           ------------    ---------
Net realized gain on
  investments............       378,834            0
Net increase (decrease)
  in unrealized
  appreciation of
  investments............    (1,933,979)           0
                           ------------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (1,555,145)           0
                           ------------    ---------
Net increase (decrease)
  in net assets resulting
  from operations........  $   (463,210)   $  39,410
                           ============    =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                       MONYMASTER
                                       ---------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                       ---------------------------------------------------------------------------
                                                      SMALL COMPANY                   INTERNATIONAL    HIGH YIELD
                                          EQUITY          VALUE          MANAGED         GROWTH           BOND
                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                       ------------   -------------   -------------   -------------   ------------
Dividend income......................  $          0   $          0    $           0   $          0    $  3,653,948
Mortality and expense risk charges
  (Note 3)...........................    (3,227,922)    (2,151,285)     (14,096,537)      (445,415)       (540,807)
                                       ------------   ------------    -------------   ------------    ------------
Net investment income (loss).........    (3,227,922)    (2,151,285)     (14,096,537)      (445,415)      3,113,141
                                       ------------   ------------    -------------   ------------    ------------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales................    96,810,580     73,166,703      422,214,063     17,860,910      17,171,423
  Cost of shares sold................   (71,396,729)   (52,605,618)    (303,157,512)   (16,268,687)    (17,603,998)
                                       ------------   ------------    -------------   ------------    ------------
Net realized gain (loss) on
  investments........................    25,413,851     20,561,022      119,056,551      1,592,223        (432,573)
Net increase (decrease) in unrealized
  appreciation of investments........    17,474,560     24,553,809       42,549,884       (629,790)     (1,489,181)
                                       ------------   ------------    -------------   ------------    ------------
Net realized and unrealized gain
  (loss) on investments..............    42,888,411     45,114,831      161,606,435        962,433      (1,921,754)
                                       ------------   ------------    -------------   ------------    ------------
Net increase (decrease) in net assets
  resulting from operations..........  $ 39,660,489   $ 42,963,546    $ 147,509,898   $    517,018    $  1,191,387
                                       ============   ============    =============   ============    ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                          VALUEMASTER
                                                    --------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                                    --------------------------------------------------------
                                                    US GOVERNMENT
                                                       INCOME          EQUITY      SMALL CAP       MANAGED
                                                     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    -------------    ----------    ----------    -----------
Dividend income...................................    $  21,879      $ 138,601     $  16,419     $ 1,770,170
Mortality and expense risk charges (Note 3).......       (5,845)       (15,692)      (15,571)       (216,581)
                                                      ---------      ---------     ---------     -----------
Net investment income.............................       16,034        122,909           848       1,553,589
                                                      ---------      ---------     ---------     -----------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.............................      347,621        904,975       290,959       7,498,913
  Cost of shares sold.............................     (359,700)      (430,985)     (233,921)     (3,767,888)
                                                      ---------      ---------     ---------     -----------
Net realized gain (loss) on investments...........      (12,079)       473,990        57,038       3,731,025
Net increase (decrease) in unrealized appreciation
  of investments..................................      (28,732)      (366,241)        5,108      (3,035,594)
                                                      ---------      ---------     ---------     -----------
Net realized and unrealized gain (loss) on
  investments.....................................      (40,811)       107,749        62,146         695,431
                                                      ---------      ---------     ---------     -----------
Net increase (decrease) in net assets resulting
  from operations.................................    $ (24,777)     $ 230,658     $  62,994     $ 2,249,020
                                                      =========      =========     =========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MONYMASTER
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                            EQUITY GROWTH                 EQUITY INCOME            INTERMEDIATE TERM BOND
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............   $  114,684     $  225,073     $  197,748     $  186,231    $  1,873,205   $ 1,494,311
  Net realized gain on
    investments....................      339,654        131,932        152,275        154,874         374,852       888,198
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     (229,329)       (34,914)      (208,351)      (198,816)     (2,813,507)       76,556
                                      ----------     ----------     ----------     ----------    ------------   -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................      225,009        322,091        141,672        142,289        (565,450)    2,459,065
                                      ----------     ----------     ----------     ----------    ------------   -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      110,220         29,672         21,450         33,985       5,426,664    20,238,046
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (314,159)      (276,074)      (203,056)      (329,978)     (8,524,550)  (11,236,483)
                                      ----------     ----------     ----------     ----------    ------------   -----------
Net increase (decrease) from unit
  transactions.....................     (203,939)      (246,402)      (181,606)      (295,993)     (3,097,886)    9,001,563
                                      ----------     ----------     ----------     ----------    ------------   -----------
Net increase (decrease) in net
  assets...........................       21,070         75,689        (39,934)      (153,704)     (3,663,336)   11,460,628
Net assets beginning of period.....    1,576,054      1,500,365      1,284,330      1,438,034      47,321,829    35,861,201
                                      ----------     ----------     ----------     ----------    ------------   -----------
Net assets end of period*..........   $1,597,124     $1,576,054     $1,244,396     $1,284,330    $ 43,658,493   $47,321,829
                                      ==========     ==========     ==========     ==========    ============   ===========
Units outstanding beginning of
  period...........................       31,847         37,580         30,115         37,519       2,414,529     1,941,792
Units issued during the period.....        1,731            679            363            802         278,227     1,055,742
Units redeemed during the period...       (5,859)        (6,412)        (4,478)        (8,206)       (437,788)     (583,005)
                                      ----------     ----------     ----------     ----------    ------------   -----------
Units outstanding end of period....       27,719         31,847         26,000         30,115       2,254,968     2,414,529
                                      ==========     ==========     ==========     ==========    ============   ===========

---------------
* Includes undistributed net
  investment income of:               $  568,337     $  453,653     $  903,513     $  705,765    $  9,379,510   $ 7,506,305

                                             MONYMASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                           LONG TERM BOND
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1999           1998
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $  4,484,971   $  2,645,761
  Net realized gain on
    investments....................     2,499,104      3,237,119
  Net increase (decrease) in
    unrealized appreciation of
    investments....................   (13,206,765)        71,611
                                     ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    (6,222,690)     5,954,491
                                     ------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    11,347,949     60,292,920
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (25,334,176)   (27,360,952)
                                     ------------   ------------
Net increase (decrease) from unit
  transactions.....................   (13,986,227)    32,931,968
                                     ------------   ------------
Net increase (decrease) in net
  assets...........................   (20,208,917)    38,886,459
Net assets beginning of period.....    99,244,109     60,357,650
                                     ------------   ------------
Net assets end of period*..........  $ 79,035,192   $ 99,244,109
                                     ============   ============
Units outstanding beginning of
  period...........................     4,000,596      2,645,732
Units issued during the period.....       467,575      2,492,768
Units redeemed during the period...    (1,056,413)    (1,137,904)
                                     ------------   ------------
Units outstanding end of period....     3,411,758      4,000,596
                                     ============   ============
---------------
* Includes undistributed net
  investment income of:              $ 18,143,795   $ 13,658,824

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONYMASTER
                                     ------------------------------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                     ------------------------------------------------------------------------------------------
                                             DIVERSIFIED                    MONEY MARKET               GOVERNMENT SECURITIES
                                             SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                     ---------------------------   ------------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR    FOR THE SIX     FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED        MONTHS ENDED        ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                         1999           1998            1999            1998            1999           1998
                                     ------------   ------------   --------------   -------------   ------------   ------------
                                     (UNAUDITED)                      (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income............   $  187,257     $  322,270    $    4,010,620   $   8,309,890   $  1,091,935   $   549,166
  Net realized gain on
    investments....................      111,691        156,896                 0               0        378,834       773,944
  Net increase (decrease) in
    unrealized appreciation of
    investments....................      (91,765)      (192,414)                0               0     (1,933,979)      207,004
                                      ----------     ----------    --------------   -------------   ------------   -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................      207,183        286,752         4,010,620       8,309,890       (463,210)    1,530,114
                                      ----------     ----------    --------------   -------------   ------------   -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................       25,536         71,356       138,922,610   1,105,652,600      9,496,288    34,260,541
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (125,883)      (461,042)     (225,096,994)   (956,073,355)   (11,720,156)  (11,620,889)
                                      ----------     ----------    --------------   -------------   ------------   -----------
Net increase (decrease) from unit
  transactions.....................     (100,347)      (389,686)      (86,174,384)    149,579,245     (2,223,868)   22,639,652
                                      ----------     ----------    --------------   -------------   ------------   -----------
Net increase (decrease) in net
  assets...........................      106,836       (102,934)      (82,163,764)    157,889,135     (2,687,078)   24,169,766
Net assets beginning of period.....    1,570,366      1,673,300       287,969,575     130,080,440     45,153,237    20,983,471
                                      ----------     ----------    --------------   -------------   ------------   -----------
Net assets end of period*..........   $1,677,202     $1,570,366    $  205,805,811   $ 287,969,575   $ 42,466,159   $45,153,237
                                      ==========     ==========    ==============   =============   ============   ===========
Units outstanding beginning of
  period...........................       42,575         55,440        18,280,159       8,585,010      3,591,602     1,761,542
Units issued during the period.....          441          2,111         8,751,401      71,354,491        756,947     2,769,576
Units redeemed during the period...       (3,192)       (14,976)      (14,182,889)    (61,659,342)      (937,554)     (939,516)
                                      ----------     ----------    --------------   -------------   ------------   -----------
Units outstanding end of period....       39,824         42,575        12,848,671      18,280,159      3,410,995     3,591,602
                                      ==========     ==========    ==============   =============   ============   ===========

---------------
* Includes undistributed net
  investment income of:               $1,240,444     $1,053,187    $   28,331,575   $  24,320,955   $  2,093,942   $ 1,002,007

                                             VALUEMASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                            MONEY MARKET
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1999           1998
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $    39,410    $    77,747
  Net realized gain on
    investments....................            0              0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................            0              0
                                     -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................       39,410         77,747
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,352,509      4,927,649
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (574,050)    (4,747,240)
                                     -----------    -----------
Net increase (decrease) from unit
  transactions.....................      778,459        180,409
                                     -----------    -----------
Net increase (decrease) in net
  assets...........................      817,869        258,156
Net assets beginning of period.....    1,960,142      1,701,986
                                     -----------    -----------
Net assets end of period*..........  $ 2,778,011    $ 1,960,142
                                     ===========    ===========
Units outstanding beginning of
  period...........................      136,239        122,178
Units issued during the period.....       93,251        347,333
Units redeemed during the period...      (39,593)      (333,272)
                                     -----------    -----------
Units outstanding end of period....      189,897        136,239
                                     ===========    ===========
---------------
* Includes undistributed net
  investment income of:              $ 1,204,746    $   404,185

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           MONYMASTER
                                  ---------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------------------------------------------
                                             EQUITY                  SMALL COMPANY VALUE                    MANAGED
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------   ----------------------------   -------------------------------
                                  FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR     FOR THE SIX      FOR THE YEAR
                                  MONTHS ENDED       ENDED       MONTHS ENDED       ENDED        MONTHS ENDED        ENDED
                                    JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                      1999           1998            1999           1998             1999             1998
                                  ------------   -------------   ------------   -------------   --------------   --------------
                                  (UNAUDITED)                    (UNAUDITED)                     (UNAUDITED)
From operations:
 Net investment income (loss)...  $(3,227,922)   $ 17,035,596    $(2,151,285)   $ 17,214,203    $  (14,096,537)  $  155,340,057
 Net realized gain (loss) on
   investments..................   25,413,851      60,301,202     20,561,022      49,018,291       119,056,551      334,350,165
 Net increase (decrease) in
   unrealized appreciation of
   investments..................   17,474,560     (43,212,812)    24,553,809     (45,383,177)       42,549,884     (358,930,321)
                                  ------------   -------------   ------------   -------------   --------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations.....................   39,660,489      34,123,986     42,963,546      20,849,317       147,509,898      130,759,901
                                  ------------   -------------   ------------   -------------   --------------   --------------
From unit transactions:
 Net proceeds from the issuance
   of units.....................   59,214,659     208,152,834     35,608,582     143,928,984       131,755,810      669,500,974
 Net asset value of units
   redeemed or used to meet
   contract obligations.........  (91,337,160)   (163,245,612)   (67,335,255)   (138,895,329)     (395,255,619)    (775,855,076)
                                  ------------   -------------   ------------   -------------   --------------   --------------
Net increase (decrease) from
 unit transactions..............  (32,122,501)     44,907,222    (31,726,673)      5,033,655      (263,499,809)    (106,354,102)
                                  ------------   -------------   ------------   -------------   --------------   --------------
Net increase (decrease) in net
 assets.........................    7,537,988      79,031,208     11,236,873      25,882,972      (115,989,911)      24,405,799
Net assets beginning of
 period.........................  520,330,406     441,299,198    343,222,741     317,339,769     2,337,327,351    2,312,921,552
                                  ------------   -------------   ------------   -------------   --------------   --------------
Net assets end of period*....... $527,868,394    $520,330,406   $354,459,614    $343,222,741    $2,221,337,440   $2,337,327,351
                                  ============   =============   ============   =============   ==============   ==============
Units outstanding beginning of
 period.........................   11,629,793      10,706,757      8,392,405       8,401,211        41,556,499       43,843,754
Units issued during the
 period.........................    1,305,409       4,840,471        836,915       3,677,232         2,294,443       12,310,620
Units redeemed during the
 period.........................   (1,996,634)     (3,917,435)    (1,573,546)     (3,686,038)       (6,872,606)     (14,597,875)
                                  ------------   -------------   ------------   -------------   --------------   --------------
Units outstanding end of
 period.........................   10,938,568      11,629,793      7,655,774       8,392,405        36,978,336       41,556,499
                                  ============   =============   ============   =============   ==============   ==============

---------------
* Includes undistributed net
investment
 income of:                       $33,149,399    $ 36,377,321    $54,306,797    $ 56,458,082    $  305,127,152   $  319,223,689

                                                         MONYMASTER
                                  ---------------------------------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------
                                     INTERNATIONAL GROWTH             HIGH YIELD BOND
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1999           1998           1999           1998
                                  ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income (loss)...  $  (445,415)   $ 2,664,002    $ 3,113,141    $  6,340,249
 Net realized gain (loss) on
   investments..................    1,592,223      3,212,062       (432,573)        686,650
 Net increase (decrease) in
   unrealized appreciation of
   investments..................     (629,790)     1,983,502     (1,489,181)     (5,646,150)
                                  ------------   ------------   ------------   ------------
Net increase (decrease) in net
 assets resulting from
 operations.....................      517,018      7,859,566      1,191,387       1,380,749
                                  ------------   ------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance
   of units.....................   13,148,567     24,902,914     10,671,034      44,173,041
 Net asset value of units
   redeemed or used to meet
   contract obligations.........  (16,916,068)   (24,998,725)   (16,181,817)    (17,825,323)
                                  ------------   ------------   ------------   ------------
Net increase (decrease) from
 unit transactions..............   (3,767,501)       (95,811)    (5,510,783)     26,347,718
                                  ------------   ------------   ------------   ------------
Net increase (decrease) in net
 assets.........................   (3,250,483)     7,763,755     (4,319,396)     27,728,467
Net assets beginning of
 period.........................   72,940,289     65,176,534     86,600,128      58,871,661
                                  ------------   ------------   ------------   ------------
Net assets end of period*.......  $69,689,806    $72,940,289    $82,280,732    $ 86,600,128
                                  ============   ============   ============   ============
Units outstanding beginning of
 period.........................    4,954,694      5,021,078      5,868,866       4,081,656
Units issued during the
 period.........................      895,798      1,790,119        712,302       3,012,678
Units redeemed during the
 period.........................   (1,156,498)    (1,856,503)    (1,077,987)     (1,225,468)
                                  ------------   ------------   ------------   ------------
Units outstanding end of
 period.........................    4,693,994      4,954,694      5,503,181       5,868,866
                                  ============   ============   ============   ============
---------------
* Includes undistributed net
investment
 income of:                       $ 3,846,828    $ 4,292,243    $15,033,250    $ 11,920,109

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VALUEMASTER
                                     ---------------------------------------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                     ---------------------------------------------------------------------------------------
                                            US GOVERNMENT
                                               INCOME                        EQUITY                       SMALL CAP
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income.............   $   16,034    $    55,137     $  122,909    $   130,385     $      848    $   120,856
 Net realized gain (loss) on
   investments.....................      (12,079)        60,866        473,990        527,393         57,038        460,748
 Net increase (decrease) in
   unrealized appreciation of
   investments.....................      (28,732)       (42,129)      (366,241)      (370,869)         5,108       (935,652)
                                      ----------    -----------     ----------    -----------     ----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations........................      (24,777)        73,874        230,658        286,909         62,994       (354,048)
                                      ----------    -----------     ----------    -----------     ----------    -----------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      188,938      1,261,119        471,854        181,362         65,946        644,248
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................     (341,744)    (1,645,115)      (889,755)    (1,024,747)      (271,769)    (1,633,006)
                                      ----------    -----------     ----------    -----------     ----------    -----------
Net decrease from unit
 transactions......................     (152,806)      (383,996)      (417,901)      (843,385)      (205,823)      (988,758)
                                      ----------    -----------     ----------    -----------     ----------    -----------
Net decrease in net assets.........     (177,583)      (310,122)      (187,243)      (556,476)      (142,829)    (1,342,806)
Net assets beginning of period.....      976,393      1,286,515      2,493,448      3,049,924      2,745,853      4,088,659
                                      ----------    -----------     ----------    -----------     ----------    -----------
Net assets end of period*..........   $  798,810    $   976,393     $2,306,205    $ 2,493,448     $2,603,024    $ 2,745,853
                                      ==========    ===========     ==========    ===========     ==========    ===========
Units outstanding beginning of
 period............................       53,421         75,192         55,058         74,411         88,120        117,879
Units issued during the period.....       10,498         70,341         10,413          3,895          2,277         18,913
Units redeemed during the period...      (19,014)       (92,112)       (18,702)       (23,248)        (9,255)       (48,672)
                                      ----------    -----------     ----------    -----------     ----------    -----------
Units outstanding end of period....       44,905         53,421         46,769         55,058         81,142         88,120
                                      ==========    ===========     ==========    ===========     ==========    ===========

---------------
* Includes undistributed net
  investment income of:               $1,370,362    $   408,838     $  349,891    $   226,982     $  293,080    $   292,232

                                             VALUEMASTER
                                     ---------------------------
                                       OCC ACCUMULATION TRUST
                                     ---------------------------

                                               MANAGED
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1999           1998
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
 Net investment income.............  $ 1,553,589    $  1,220,397
 Net realized gain (loss) on
   investments.....................    3,731,025       8,304,096
 Net increase (decrease) in
   unrealized appreciation of
   investments.....................   (3,035,594)     (6,813,165)
                                     -----------    ------------
Net increase (decrease) in net
 assets resulting from
 operations........................    2,249,020       2,711,328
                                     -----------    ------------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      233,024       2,807,780
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................   (7,068,324)    (16,067,125)
                                     -----------    ------------
Net decrease from unit
 transactions......................   (6,835,300)    (13,259,345)
                                     -----------    ------------
Net decrease in net assets.........   (4,586,280)    (10,548,017)
Net assets beginning of period.....   37,060,540      47,608,557
                                     -----------    ------------
Net assets end of period*..........  $32,474,260    $ 37,060,540
                                     ===========    ============
Units outstanding beginning of
 period............................      685,762         932,054
Units issued during the period.....        4,336          54,133
Units redeemed during the period...     (126,236)       (300,425)
                                     -----------    ------------
Units outstanding end of period....      563,862         685,762
                                     ===========    ============
---------------
* Includes undistributed net
  investment income of:              $ 4,175,479    $  2,621,890

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support flexible payment variable annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster insurance policies is presented here.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     On March 31, 1997, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Bond Portfolio and using the redemption proceeds to purchase shares of the OCC Accumulation Trust U.S. Government Income Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund Money Market Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on the amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1999 was $1,372,111.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1999 consist of the following:

                                                           MONYMASTER
                       -----------------------------------------------------------------------------------
                                                     MONY SERIES FUND, INC.
                       -----------------------------------------------------------------------------------
                         EQUITY       EQUITY     INTERMEDIATE    LONG TERM                       MONEY
                         GROWTH       INCOME      TERM BOND         BOND       DIVERSIFIED      MARKET
                       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                       ----------   ----------   ------------   ------------   -----------   -------------
Shares beginning of
  period:
  Shares.............      41,258       49,493     4,176,684       7,003,819       78,873      287,969,575
  Amount.............  $1,095,208   $  990,590   $45,468,273    $ 93,501,360   $1,274,454    $ 287,969,575
                       ----------   ----------   -----------    ------------   ----------    -------------
Shares acquired:
  Shares.............      11,616        6,898       512,572         926,011        9,441      155,824,914
  Amount.............  $  497,931   $  190,816   $ 5,736,290    $ 12,751,392   $  205,802    $ 155,824,914
Shares received for
  reinvestment of
  dividends:
  Shares.............       3,051        8,427       200,791         398,575        9,891        5,500,734
  Amount.............  $  124,351   $  205,455   $ 2,160,506    $  5,049,948   $  197,329    $   5,500,734
Shares redeemed:
  Shares.............     (17,254)     (13,964)     (821,222)     (2,020,728)     (15,094)    (243,489,412)
  Amount.............  $ (371,883)  $ (227,854)  $(8,746,625)   $(24,803,492)  $ (204,530)   $(243,489,412)
                       ----------   ----------   -----------    ------------   ----------    -------------
Net change:
  Shares.............      (2,587)       1,361      (107,859)       (696,142)       4,238      (82,163,764)
  Amount.............  $  250,399   $  168,417   $  (849,829)   $ (7,002,152)  $  198,601    $ (82,163,764)
                       ----------   ----------   -----------    ------------   ----------    -------------
Shares end of period:
  Shares.............      38,671       50,854     4,068,825       6,307,677       83,111      205,805,811
  Amount.............  $1,345,607   $1,159,007   $44,618,444    $ 86,499,208   $1,473,055    $ 205,805,811
                       ==========   ==========   ===========    ============   ==========    =============

                        MONYMASTER    VALUEMASTER
                       ------------   -----------
                         MONY SERIES FUND, INC.
                       --------------------------
                        GOVERNMENT       MONEY
                        SECURITIES      MARKET
                        PORTFOLIO      PORTFOLIO
                       ------------   -----------
Shares beginning of
  period:
  Shares.............     4,042,367    1,960,142
  Amount.............  $ 44,070,585   $1,960,142
                       ------------   ----------
Shares acquired:
  Shares.............       895,148    1,382,853
  Amount.............  $  9,965,133   $1,382,853
Shares received for
  reinvestment of
  dividends:
  Shares.............       127,404       54,118
  Amount.............  $  1,378,515   $   54,118
Shares redeemed:
  Shares.............    (1,132,867)    (619,102)
  Amount.............  $(12,096,746)  $ (619,102)
                       ------------   ----------
Net change:
  Shares.............      (110,315)     817,869
  Amount.............  $   (753,098)  $  817,869
                       ------------   ----------
Shares end of period:
  Shares.............     3,932,052    2,778,011
  Amount.............  $ 43,317,487   $2,778,011
                       ============   ==========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                                      MONYMASTER
                                     ----------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------------------------------------------
                                                    SMALL COMPANY                    INTERNATIONAL
                                        EQUITY          VALUE          MANAGED          GROWTH        HIGH YIELD
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                     ------------   -------------   --------------   -------------   ------------
Shares beginning of period:
  Shares...........................    14,131,732     12,544,691        57,626,414     10,822,001      16,126,653
  Amount...........................  $476,064,032   $326,802,737    $2,160,672,479   $ 70,442,620    $ 90,084,355
                                     ------------   ------------    --------------   ------------    ------------
Shares acquired:
  Shares...........................     1,641,293      1,372,863         3,469,001      2,025,303       2,067,904
  Amount...........................  $ 61,460,157   $ 39,288,745    $  144,617,717   $ 13,647,994    $ 11,119,833
Shares received for reinvestment of
  dividends:
  Shares...........................             0              0                 0              0         682,660
  Amount...........................  $          0   $          0    $            0   $          0    $  3,653,948
Shares redeemed:
  Shares...........................    (2,559,800)    (2,542,085)      (10,123,927)    (2,658,736)     (3,204,697)
  Amount...........................  $(71,396,729)  $(52,605,681)   $ (303,157,512)  $(16,268,687)   $(17,603,996)
                                     ------------   ------------    --------------   ------------    ------------
Net change:
  Shares...........................      (918,507)    (1,169,222)       (6,654,926)      (633,433)       (454,133)
  Amount...........................  $ (9,936,572)  $(13,316,936)   $ (158,539,795)  $ (2,620,693)   $ (2,830,215)
                                     ------------   ------------    --------------   ------------    ------------
Shares end of period:
  Shares...........................    13,213,225     11,375,469        50,971,488     10,188,568      15,672,520
  Amount...........................  $466,127,460   $313,485,801    $2,002,132,684   $ 67,821,927    $ 87,254,140
                                     ============   ============    ==============   ============    ============

     Investments in OCC Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                                     VALUEMASTER
                                               --------------------------------------------------------
                                                                OCC ACCUMULATION TRUST
                                               --------------------------------------------------------
                                               US GOVERNMENT
                                                  INCOME          EQUITY      SMALL CAP       MANAGED
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------    ----------    ----------    -----------
Shares beginning of period:
  Shares.....................................       91,594          64,430       118,868        847,291
  Amount.....................................    $ 985,845      $1,534,077    $2,514,260    $25,902,309
                                                 ---------      ----------    ----------    -----------
Shares acquired:
  Shares.....................................       18,110          12,367         3,272         10,549
  Amount.....................................    $ 187,608      $  471,382    $   69,565    $   447,032
Shares received for reinvestment of
  dividends:
  Shares.....................................        1,969           3,894           789         43,611
  Amount.....................................    $  21,879      $  138,601    $   16,419    $ 1,770,170
Shares redeemed:
  Shares.....................................      (33,492)        (23,209)      (13,375)      (172,839)
  Amount.....................................    $(359,700)     $ (430,985)   $ (233,921)   $(3,767,888)
                                                 ---------      ----------    ----------    -----------
Net change:
  Shares.....................................      (13,413)         (6,948)       (9,314)      (118,679)
  Amount.....................................    $(150,213)     $  178,998    $ (147,937)   $(1,550,686)
                                                 ---------      ----------    ----------    -----------
Shares end of period:
  Shares.....................................       78,181          57,482       109,554        728,612
  Amount.....................................    $ 835,632      $1,713,075    $2,366,323    $24,351,623
                                                 =========      ==========    ==========    ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                   MONY CUSTOM MASTER
                            -------------------------------------------------------------------------------------------------
                                           MONY SERIES FUND, INC.                         ENTERPRISE ACCUMULATION TRUST
                            -----------------------------------------------------   -----------------------------------------
                            INTERMEDIATE   LONG TERM    GOVERNMENT                                SMALL COMPANY
                             TERM BOND        BOND      SECURITIES   MONEY MARKET     EQUITY          VALUE         MANAGED
                             SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ------------   ----------   ----------   ------------   -----------   -------------   -----------
          ASSETS
Investments at cost (Note
  4)......................   $4,591,384    $8,467,825   $7,229,558   $23,349,064    $14,626,235    $15,042,237    $72,195,557
                             ==========    ==========   ==========   ===========    ===========    ===========    ===========
Investments in Enterprise
  Accumulation Trust, at
  net asset value (Note
  2)......................   $        0    $        0   $        0   $         0    $15,290,477    $16,086,503    $74,482,516
Investments in MONY Series
  Fund, Inc., at net asset
  value (Note 2)..........    4,420,257     7,916,814    7,046,569    23,349,064              0              0              0
Amount due from Enterprise
  Accumulation Trust......            0             0            0             0            959            634         11,964
Amount due from MONY
  America.................        2,281        88,204       38,519       416,830        167,737              0      1,051,264
Amount due from MONY
  Series Fund, Inc........            0           597          496           875              0              0              0
                             ----------    ----------   ----------   -----------    -----------    -----------    -----------
         Total assets.....    4,422,538     8,005,615    7,085,584    23,766,769     15,459,173     16,087,137     75,545,744
                             ----------    ----------   ----------   -----------    -----------    -----------    -----------
       LIABILITIES
Amount due to Enterprise
  Accumulation Trust......            0             0            0             0        167,737              0      1,051,264
Amount due to MONY
  America.................            0           597          496           875            959            634         11,964
Amount due to MONY Series
  Fund, Inc...............        2,281        88,204       38,519       416,830              0              0              0
                             ----------    ----------   ----------   -----------    -----------    -----------    -----------
         Total
           liabilities....        2,281        88,801       39,015       417,705        168,696            634      1,063,228
                             ----------    ----------   ----------   -----------    -----------    -----------    -----------
Net assets................   $4,420,257    $7,916,814   $7,046,569   $23,349,064    $15,290,477    $16,086,503    $74,482,516
                             ==========    ==========   ==========   ===========    ===========    ===========    ===========
Net assets consist of:
  Contractholders' net
    payments..............   $4,452,533    $8,197,392   $7,093,162   $23,168,498    $14,597,847    $14,994,039    $72,067,264
  Undistributed net
    investment income
    (loss)................      143,923       328,943      149,430       180,566        (40,388)       (38,440)      (187,274)
  Accumulated net realized
    gain (loss) on
    investments...........       (5,072)      (58,510)     (13,034)            0         68,776         86,638        315,567
  Unrealized appreciation
    (depreciation) of
    investments...........     (171,127)     (551,011)    (182,989)            0        664,242      1,044,266      2,286,959
                             ----------    ----------   ----------   -----------    -----------    -----------    -----------
Net assets................   $4,420,257    $7,916,814   $7,046,569   $23,349,064    $15,290,477    $16,086,503    $74,482,516
                             ==========    ==========   ==========   ===========    ===========    ===========    ===========
Number of units
  outstanding*............      447,415       852,808      712,918     2,289,704      1,421,321      1,345,322      6,995,263
                             ----------    ----------   ----------   -----------    -----------    -----------    -----------
Net asset value per unit
  outstanding*............   $     9.88    $     9.28   $     9.88   $     10.20    $     10.76    $     11.96    $     10.65
                             ==========    ==========   ==========   ===========    ===========    ===========    ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                      MONY CUSTOM MASTER
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL   HIGH YIELD                  GROWTH AND    SMALL COMPANY     EQUITY        CAPITAL
                                GROWTH          BOND         GROWTH        INCOME         GROWTH         INCOME      APPRECIATION
                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             -------------   ----------   ------------   -----------   -------------   -----------   ------------
          ASSETS
Investments at cost (Note
  4).......................   $6,126,844     $6,849,473   $108,050,979   $27,819,040    $4,588,842     $12,882,892   $11,214,715
                              ==========     ==========   ============   ===========    ==========     ===========   ===========
Investments in Enterprise
  Accumulation Trust, at
  net asset value (Note
  2).......................   $6,208,200     $6,706,923   $111,251,764   $30,102,863    $5,228,448     $13,333,618   $11,796,662
Amount due from MONY
  America..................       62,509         67,672      2,111,998       361,456         9,021         130,309       162,987
Amount due from Enterprise
  Accumulation Trust ......            0            525          9,839         3,870           430           2,032           119
                              ----------     ----------   ------------   -----------    ----------     -----------   -----------
         Total assets......    6,270,709      6,775,120    113,373,601    30,468,189     5,237,899      13,465,959    11,959,768
                              ----------     ----------   ------------   -----------    ----------     -----------   -----------
        LIABILITIES
Amount due to MONY
  America..................            0            525          9,839         3,870           430           2,032           119
Amount due to Enterprise
  Accumulation Trust.......       62,509         67,672      2,111,998       361,456         9,021         130,309       162,987
                              ----------     ----------   ------------   -----------    ----------     -----------   -----------
         Total
           liabilities.....       62,509         68,197      2,121,837       365,326         9,451         132,341       163,106
                              ----------     ----------   ------------   -----------    ----------     -----------   -----------
Net assets.................   $6,208,200     $6,706,923   $111,251,764   $30,102,863    $5,228,448     $13,333,618   $11,796,662
                              ==========     ==========   ============   ===========    ==========     ===========   ===========
Net assets consist of:
  Contractholders' net
    payments...............   $6,134,127     $6,743,129   $107,679,186   $27,658,225    $4,578,885     $12,838,614   $11,158,972
  Undistributed net
    investment income
    (loss).................      (15,083)       109,193       (279,571)      (71,120)      (12,078)         (3,930)      (26,552)
  Accumulated net realized
    gain (loss) on
    investments............        7,800         (2,849)       651,364       231,935        22,035          48,208        82,295
  Unrealized appreciation
    (depreciation) of
    investments............       81,356       (142,550)     3,200,785     2,283,823       639,606         450,726       581,947
                              ----------     ----------   ------------   -----------    ----------     -----------   -----------
Net assets.................   $6,208,200     $6,706,923   $111,251,764   $30,102,863    $5,228,448     $13,333,618   $11,796,662
                              ==========     ==========   ============   ===========    ==========     ===========   ===========
Number of units
  outstanding*.............      583,198        662,666      9,581,456     2,518,648       422,777       1,176,359       976,599
                              ----------     ----------   ------------   -----------    ----------     -----------   -----------
Net asset value per unit
  outstanding*.............   $    10.65     $    10.12   $      11.61   $     11.95    $    12.37     $     11.33   $     12.08
                              ==========     ==========   ============   ===========    ==========     ===========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                  MONY CUSTOM MASTER
                                              ----------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                              ----------------------------------------------------------
                                              INTERMEDIATE     LONG TERM     GOVERNMENT        MONEY
                                               TERM BOND         BOND        SECURITIES        MARKET
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                              ------------    -----------    -----------    ------------
Dividend income.............................   $ 157,156      $   354,278    $   173,261    $    246,837
Mortality and expense risk charges (Note
  3)........................................     (13,149)         (25,177)       (23,629)        (67,497)
                                               ---------      -----------    -----------    ------------
Net investment income (loss)................     144,007          329,101        149,632         179,340
                                               ---------      -----------    -----------    ------------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.......................     602,162        1,053,291      1,026,763      16,269,210
  Cost of shares sold.......................    (607,234)      (1,111,778)    (1,039,797)    (16,269,210)
                                               ---------      -----------    -----------    ------------
Net realized gain (loss) on investments.....      (5,072)         (58,487)       (13,034)              0
Net increase (decrease) in unrealized
  appreciation of investments...............    (171,603)        (551,654)      (183,750)              0
                                               ---------      -----------    -----------    ------------
Net realized and unrealized gain (loss) on
  investments...............................    (176,675)        (610,141)      (196,784)              0
                                               ---------      -----------    -----------    ------------
Net increase (decrease) in net assets
  resulting from operations.................   $ (32,668)     $  (281,040)   $   (47,152)   $    179,340
                                               =========      ===========    ===========    ============

                                                          MONY CUSTOM MASTER
                                              -------------------------------------------
                                                     ENTERPRISE ACCUMULATION TRUST
                                              -------------------------------------------
                                                             SMALL COMPANY
                                                EQUITY           VALUE          MANAGED
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              -----------    -------------    -----------
Dividend income.............................  $         0     $         0     $         0
Mortality and expense risk charges (Note
  3)........................................      (40,186)        (38,304)       (186,627)
                                              -----------     -----------     -----------
Net investment income (loss)................      (40,186)        (38,304)       (186,627)
                                              -----------     -----------     -----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.......................    1,242,856       1,193,086       5,937,658
  Cost of shares sold.......................   (1,173,694)     (1,106,524)     (5,620,916)
                                              -----------     -----------     -----------
Net realized gain (loss) on investments.....       69,162          86,562         316,742
Net increase (decrease) in unrealized
  appreciation of investments...............      651,323       1,024,349       2,257,867
                                              -----------     -----------     -----------
Net realized and unrealized gain (loss) on
  investments...............................      720,485       1,110,911       2,574,609
                                              -----------     -----------     -----------
Net increase (decrease) in net assets
  resulting from operations.................  $   680,299     $ 1,072,607     $ 2,387,982
                                              ===========     ===========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                    MONY CUSTOM MASTER
                                                ----------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                                ----------------------------------------------------------
                                                INTERNATIONAL    HIGH YIELD                    GROWTH AND
                                                   GROWTH           BOND          GROWTH         INCOME
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                -------------    ----------    ------------    -----------
Dividend income...............................    $       0      $ 127,562     $          0    $         0
Mortality and expense risk charges (Note 3)...      (14,996)       (18,813)        (278,979)       (71,045)
                                                  ---------      ---------     ------------    -----------
Net investment income (loss)..................      (14,996)       108,749         (278,979)       (71,045)
                                                  ---------      ---------     ------------    -----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.........................      611,149        624,310       10,694,745      2,236,553
  Cost of shares sold.........................     (603,353)      (627,159)     (10,043,525)    (2,004,619)
                                                  ---------      ---------     ------------    -----------
Net realized gain (loss) on investments.......        7,796         (2,849)         651,220        231,934
Net increase (decrease) in unrealized
  appreciation of investments.................       76,148       (142,909)       3,165,130      2,277,645
                                                  ---------      ---------     ------------    -----------
Net realized and unrealized gain (loss) on
  investments.................................       83,944       (145,758)       3,816,350      2,509,579
                                                  ---------      ---------     ------------    -----------
Net increase (decrease) in net assets
  resulting from operations...................    $  68,948      $ (37,009)    $  3,537,371    $ 2,438,534
                                                  =========      =========     ============    ===========

                                                            MONY CUSTOM MASTER
                                                -------------------------------------------
                                                       ENTERPRISE ACCUMULATION TRUST
                                                -------------------------------------------
                                                SMALL COMPANY      EQUITY        CAPITAL
                                                   GROWTH          INCOME      APPRECIATION
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                -------------    ----------    ------------
Dividend income...............................    $       0       $ 24,851     $         0
Mortality and expense risk charges (Note 3)...      (12,011)       (28,734)        (26,503)
                                                  ---------       --------     -----------
Net investment income (loss)..................      (12,011)        (3,883)        (26,503)
                                                  ---------       --------     -----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.........................      552,676        640,080       1,098,559
  Cost of shares sold.........................     (530,645)      (591,873)     (1,016,268)
                                                  ---------       --------     -----------
Net realized gain (loss) on investments.......       22,031         48,207          82,291
Net increase (decrease) in unrealized
  appreciation of investments.................      630,661        449,002         572,998
                                                  ---------       --------     -----------
Net realized and unrealized gain (loss) on
  investments.................................      652,692        497,209         655,289
                                                  ---------       --------     -----------
Net increase (decrease) in net assets
  resulting from operations...................    $ 640,681       $493,326     $   628,786
                                                  =========       ========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             MONY CUSTOM MASTER
                                   -----------------------------------------------------------------------
                                                           MONY SERIES FUND, INC.
                                   -----------------------------------------------------------------------
                                         INTERMEDIATE TERM BOND                   LONG TERM BOND
                                               SUBACCOUNT                           SUBACCOUNT
                                   ----------------------------------   ----------------------------------
                                   FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                   MONTHS ENDED   DECEMBER 8, 1998**    MONTHS ENDED   DECEMBER 2, 1998**
                                     JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                       1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                   ------------   ------------------    ------------   ------------------
                                   (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)....   $  144,007         $    (84)         $  329,101         $   (158)
 Net realized gain (loss) on
   investments...................       (5,072)               0             (58,487)             (23)
 Net increase (decrease) in
   unrealized appreciation of
   investments...................     (171,603)             476            (551,654)             643
                                    ----------         --------          ----------         --------
Net increase (decrease) in net
 assets resulting from
 operations......................      (32,668)             392            (281,040)             462
                                    ----------         --------          ----------         --------
From unit transactions:
 Net proceeds from the issuance
   of units......................    4,414,104          244,986           8,344,860          387,777
 Net asset value of units
   redeemed or used to meet
   contract obligations..........     (206,557)               0            (535,245)               0
                                    ----------         --------          ----------         --------
Net increase from unit
 transactions....................    4,207,547          244,986           7,809,615          387,777
                                    ----------         --------          ----------         --------
Net increase in net assets.......    4,174,879          245,378           7,528,575          388,239
Net assets beginning of period...      245,378                0             388,239                0
                                    ----------         --------          ----------         --------
Net assets end of period*........   $4,420,257         $245,378          $7,916,814         $388,239
                                    ==========         ========          ==========         ========
Units outstanding beginning of
 period..........................       24,535                0              39,054                0
Units issued during the period...      443,713           24,535             870,003           39,054
Units redeemed during the
 period..........................      (20,833)               0             (56,249)               0
                                    ----------         --------          ----------         --------
Units outstanding end of
 period..........................      447,415           24,535             852,808           39,054
                                    ==========         ========          ==========         ========

---------------
 * Includes undistributed net
   investment income (loss) of:     $  143,923         $    (84)         $  328,943         $   (158)
** Commencement of operations

                                                             MONY CUSTOM MASTER
                                   -----------------------------------------------------------------------
                                                           MONY SERIES FUND, INC.
                                   -----------------------------------------------------------------------
                                         GOVERNMENT SECURITIES                     MONEY MARKET
                                               SUBACCOUNT                           SUBACCOUNT
                                   ----------------------------------   ----------------------------------
                                   FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                   MONTHS ENDED   DECEMBER 2, 1998**    MONTHS ENDED   DECEMBER 2, 1998**
                                     JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                       1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                   ------------   ------------------    ------------   ------------------
                                   (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)....   $  149,632         $   (202)        $   179,340        $    1,226
 Net realized gain (loss) on
   investments...................      (13,034)               0                   0                 0
 Net increase (decrease) in
   unrealized appreciation of
   investments...................     (183,750)             761                   0                 0
                                    ----------         --------         -----------        ----------
Net increase (decrease) in net
 assets resulting from
 operations......................      (47,152)             559             179,340             1,226
                                    ----------         --------         -----------        ----------
From unit transactions:
 Net proceeds from the issuance
   of units......................    6,966,271          546,179          34,061,175         1,599,084
 Net asset value of units
   redeemed or used to meet
   contract obligations..........     (419,288)               0         (12,320,478)         (171,283)
                                    ----------         --------         -----------        ----------
Net increase from unit
 transactions....................    6,546,983          546,179          21,740,697         1,427,801
                                    ----------         --------         -----------        ----------
Net increase in net assets.......    6,499,831          546,738          21,920,037         1,429,027
Net assets beginning of period...      546,738                0           1,429,027                 0
                                    ----------         --------         -----------        ----------
Net assets end of period*........   $7,046,569         $546,738         $23,349,064        $1,429,027
                                    ==========         ========         ===========        ==========
Units outstanding beginning of
 period..........................       54,777                0             142,487                 0
Units issued during the period...      700,460           54,777           3,364,373           159,572
Units redeemed during the
 period..........................      (42,319)               0          (1,217,156)          (17,085)
                                    ----------         --------         -----------        ----------
Units outstanding end of
 period..........................      712,918           54,777           2,289,704           142,487
                                    ==========         ========         ===========        ==========
---------------
 * Includes undistributed net
   investment income (loss) of:     $  149,430         $   (202)        $   180,566        $    1,226
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONY CUSTOM MASTER
                                           --------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                           --------------------------------------------------------------------------------------
                                                         EQUITY                        SMALL COMPANY VALUE             MANAGED
                                                       SUBACCOUNT                           SUBACCOUNT                SUBACCOUNT
                                           ----------------------------------   ----------------------------------   ------------
                                           FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD      FOR THE SIX
                                           MONTHS ENDED   DECEMBER 1, 1998**    MONTHS ENDED   DECEMBER 3, 1998**    MONTHS ENDED
                                             JUNE 30,           THROUGH           JUNE 30,           THROUGH           JUNE 30,
                                               1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998        1999
                                           ------------   ------------------    ------------   ------------------    ------------
                                           (UNAUDITED)                          (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)............  $   (40,186)        $   (202)        $   (38,304)        $   (136)        $  (186,627)
 Net realized gain (loss) on
   investments...........................       69,162             (386)             86,562               76             316,742
 Net increase (decrease) in unrealized
   appreciation of investments...........      651,323           12,919           1,024,349           19,917           2,257,867
                                           -----------         --------         -----------         --------         -----------
Net increase (decrease) in net assets
 resulting from operations...............      680,299           12,331           1,072,607           19,857           2,387,982
                                           -----------         --------         -----------         --------         -----------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   14,330,674          631,080          14,972,317          362,502          73,124,485
 Net asset value of units redeemed or
   used to meet contract obligations.....     (363,907)               0            (340,780)               0          (3,181,147)
                                           -----------         --------         -----------         --------         -----------
Net increase from unit transactions......   13,966,767          631,080          14,631,537          362,502          69,943,338
                                           -----------         --------         -----------         --------         -----------
Net increase in net assets...............   14,647,066          643,411          15,704,144          382,359          72,331,320
Net assets beginning of period...........      643,411                0             382,359                0           2,151,196
                                           -----------         --------         -----------         --------         -----------
Net assets end of period*................  $15,290,477         $643,411         $16,086,503         $382,359         $74,482,516
                                           ===========         ========         ===========         ========         ===========
Units outstanding beginning of period....       64,500                0              36,198                0             215,756
Units issued during the period...........    1,391,742           64,500           1,340,090           36,198           7,087,285
Units redeemed during the period.........      (34,921)               0             (30,966)               0            (307,778)
                                           -----------         --------         -----------         --------         -----------
Units outstanding end of period..........    1,421,321           64,500           1,345,322           36,198           6,995,263
                                           ===========         ========         ===========         ========         ===========

---------------
 * Includes undistributed net investment
   income (loss) of:                       $   (40,388)        $   (202)        $   (38,440)        $   (136)        $  (187,274)
** Commencement of operations

                                                              MONY CUSTOM MASTER
                                           --------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                           --------------------------------------------------------
                                                 MANAGED                INTERNATIONAL GROWTH
                                               SUBACCOUNT                    SUBACCOUNT
                                           -------------------   ----------------------------------
                                             FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                           DECEMBER 1, 1998**    MONTHS ENDED   DECEMBER 3, 1998**
                                                 THROUGH           JUNE 30,           THROUGH
                                            DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                           ------------------    ------------   ------------------
                                                                 (UNAUDITED)
From operations:
 Net investment income (loss)............      $     (647)        $  (14,996)        $    (87)
 Net realized gain (loss) on
   investments...........................          (1,175)             7,796                4
 Net increase (decrease) in unrealized
   appreciation of investments...........          29,092             76,148            5,208
                                               ----------         ----------         --------
Net increase (decrease) in net assets
 resulting from operations...............          27,270             68,948            5,125
                                               ----------         ----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................       2,123,926          6,173,075          161,753
 Net asset value of units redeemed or
   used to meet contract obligations.....               0           (200,701)               0
                                               ----------         ----------         --------
Net increase from unit transactions......       2,123,926          5,972,374          161,753
                                               ----------         ----------         --------
Net increase in net assets...............       2,151,196          6,041,322          166,878
Net assets beginning of period...........               0            166,878                0
                                               ----------         ----------         --------
Net assets end of period*................      $2,151,196         $6,208,200         $166,878
                                               ==========         ==========         ========
Units outstanding beginning of period....               0             15,811                0
Units issued during the period...........         215,756            586,644           15,811
Units redeemed during the period.........               0            (19,257)               0
                                               ----------         ----------         --------
Units outstanding end of period..........         215,756            583,198           15,811
                                               ==========         ==========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                           $     (647)        $  (15,083)        $    (87)
** Commencement of operations

                                                   MONY CUSTOM MASTER
                                           ----------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------
                                                   HIGH YIELD GROWTH
                                                       SUBACCOUNT
                                           ----------------------------------
                                           FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED   DECEMBER 9, 1998**
                                             JUNE 30,           THROUGH
                                               1999        DECEMBER 31, 1998
                                           ------------   ------------------
                                           (UNAUDITED)
From operations:
 Net investment income (loss)............   $  108,749         $    444
 Net realized gain (loss) on
   investments...........................       (2,849)               0
 Net increase (decrease) in unrealized
   appreciation of investments...........     (142,909)             359
                                            ----------         --------
Net increase (decrease) in net assets
 resulting from operations...............      (37,009)             803
                                            ----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................    6,783,552          246,240
 Net asset value of units redeemed or
   used to meet contract obligations.....     (286,663)               0
                                            ----------         --------
Net increase from unit transactions......    6,496,889          246,240
                                            ----------         --------
Net increase in net assets...............    6,459,880          247,043
Net assets beginning of period...........      247,043                0
                                            ----------         --------
Net assets end of period*................   $6,706,923         $247,043
                                            ==========         ========
Units outstanding beginning of period....       24,732                0
Units issued during the period...........      666,119           24,732
Units redeemed during the period.........      (28,185)               0
                                            ----------         --------
Units outstanding end of period..........      662,666           24,732
                                            ==========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                        $  109,193         $    444
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM MASTER
                                          -----------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                          -----------------------------------------------------------------------
                                                        GROWTH                         GROWTH AND INCOME
                                                      SUBACCOUNT                           SUBACCOUNT
                                          ----------------------------------   ----------------------------------
                                          FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                          MONTHS ENDED   DECEMBER 1, 1998**    MONTHS ENDED   DECEMBER 3, 1998**
                                            JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                              1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                          ------------   ------------------    ------------   ------------------
                                          (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)...........  $   (278,979)      $     (592)       $   (71,045)        $    (75)
 Net realized gain on investments.......       651,220              144            231,934                1
 Net increase in unrealized appreciation
   of investments.......................     3,165,130           35,655          2,277,645            6,178
                                          ------------       ----------        -----------         --------
Net increase in net assets resulting
 from operations........................     3,537,371           35,207          2,438,534            6,104
                                          ------------       ----------        -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units................................   109,733,919        1,594,029         28,077,303          265,896
 Net asset value of units redeemed or
   used to meet contract obligations....    (3,648,762)               0           (684,974)               0
                                          ------------       ----------        -----------         --------
Net increase from unit transactions.....   106,085,157        1,594,029         27,392,329          265,896
                                          ------------       ----------        -----------         --------
Net increase in net assets..............   109,622,528        1,629,236         29,830,863          272,000
Net assets beginning of period..........     1,629,236                0            272,000                0
                                          ------------       ----------        -----------         --------
Net assets end of period*...............  $111,251,764       $1,629,236        $30,102,863         $272,000
                                          ============       ==========        ===========         ========
Units outstanding beginning of period...       154,728                0             26,693                0
Units issued during the period..........     9,754,505          154,728          2,552,263           26,693
Units redeemed during the period........      (327,777)               0            (60,308)               0
                                          ------------       ----------        -----------         --------
Units outstanding end of period.........     9,581,456          154,728          2,518,648           26,693
                                          ============       ==========        ===========         ========

---------------
 * Includes undistributed net investment
   income (loss) of:                      $   (279,571)      $     (592)       $   (71,120)        $    (75)
** Commencement of operations

                                                                    MONY CUSTOM MASTER
                                          -----------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                          -----------------------------------------------------------------------
                                                 SMALL COMPANY GROWTH                    EQUITY INCOME
                                                      SUBACCOUNT                           SUBACCOUNT
                                          ----------------------------------   ----------------------------------
                                          FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                          MONTHS ENDED   DECEMBER 3, 1998**    MONTHS ENDED   DECEMBER 8, 1998**
                                            JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                              1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                          ------------   ------------------    ------------   ------------------
                                          (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)...........   $  (12,011)        $    (67)        $    (3,883)        $    (47)
 Net realized gain on investments.......       22,031                4              48,207                1
 Net increase in unrealized appreciation
   of investments.......................      630,661            8,945             449,002            1,724
                                           ----------         --------         -----------         --------
Net increase in net assets resulting
 from operations........................      640,681            8,882             493,326            1,678
                                           ----------         --------         -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units................................    4,578,270          185,484          12,832,773          197,340
 Net asset value of units redeemed or
   used to meet contract obligations....     (184,869)               0            (191,499)               0
                                           ----------         --------         -----------         --------
Net increase from unit transactions.....    4,393,401          185,484          12,641,274          197,340
                                           ----------         --------         -----------         --------
Net increase in net assets..............    5,034,082          194,366          13,134,600          199,018
Net assets beginning of period..........      194,366                0             199,018                0
                                           ----------         --------         -----------         --------
Net assets end of period*...............   $5,228,448         $194,366         $13,333,618         $199,018
                                           ==========         ========         ===========         ========
Units outstanding beginning of period...       17,887                0              19,409                0
Units issued during the period..........      421,608           17,887           1,174,572           19,409
Units redeemed during the period........      (16,718)               0             (17,622)               0
                                           ----------         --------         -----------         --------
Units outstanding end of period.........      422,777           17,887           1,176,359           19,409
                                           ==========         ========         ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                       $  (12,078)        $    (67)        $    (3,930)        $    (47)
** Commencement of operations

                                                  MONY CUSTOM MASTER
                                          ----------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                          ----------------------------------
                                                 CAPITAL APPRECIATION
                                                      SUBACCOUNT
                                          ----------------------------------
                                          FOR THE SIX      FOR THE PERIOD
                                          MONTHS ENDED   DECEMBER 8, 1998**
                                            JUNE 30,           THROUGH
                                              1999        DECEMBER 31, 1998
                                          ------------   ------------------
                                          (UNAUDITED)
From operations:
 Net investment income (loss)...........  $   (26,503)        $    (49)
 Net realized gain on investments.......       82,291                4
 Net increase in unrealized appreciation
   of investments.......................      572,998            8,949
                                          -----------         --------
Net increase in net assets resulting
 from operations........................      628,786            8,904
                                          -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units................................   11,277,504          215,502
 Net asset value of units redeemed or
   used to meet contract obligations....     (334,034)               0
                                          -----------         --------
Net increase from unit transactions.....   10,943,470          215,502
                                          -----------         --------
Net increase in net assets..............   11,572,256          224,406
Net assets beginning of period..........      224,406                0
                                          -----------         --------
Net assets end of period*...............  $11,796,662         $224,406
                                          ===========         ========
Units outstanding beginning of period...       20,360                0
Units issued during the period..........      985,003           20,360
Units redeemed during the period........      (28,764)               0
                                          -----------         --------
Units outstanding end of period.........      976,599           20,360
                                          ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                      $   (26,552)        $    (49)
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support flexible payment variable annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are currently fourteen MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset value is based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained for any premium taxes.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc and the Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                         MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                         -------------------------------------------------------   -----------------------------------------
                         INTERMEDIATE    LONG TERM    GOVERNMENT       MONEY                     SMALL COMPANY
                          TERM BOND        BOND       SECURITIES       MARKET        EQUITY          VALUE         MANAGED
                          PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                         ------------   -----------   -----------   ------------   -----------   -------------   -----------
Shares beginning of
  period:
  Shares...............       21,658         27,399        48,947      1,429,027        17,474         13,975         53,037
  Amount...............   $  244,902    $   387,596   $   545,977   $  1,429,027   $   630,492    $   362,442    $ 2,122,104
                          ----------    -----------   -----------   ------------   -----------    -----------    -----------
Shares acquired:
  Shares...............      429,301        655,418       680,594     37,942,409       397,446        543,213      1,796,142
  Amount...............   $4,796,560    $ 8,837,729   $ 7,550,118   $ 37,942,409   $15,169,437    $15,786,318    $75,694,369
Shares received for
  reinvestment of
  dividends:
  Shares...............       14,606         27,962        16,013        246,837             0              0              0
  Amount...............   $  157,156    $   354,278   $   173,260   $    246,837   $         0    $         0    $         0
Shares redeemed:
  Shares...............      (53,612)       (78,950)      (93,094)   (16,269,209)      (32,180)       (40,933)      (140,081)
  Amount...............   $ (607,234)   $(1,111,778)  $(1,039,797)  $(16,269,209)  $(1,173,694)   $(1,106,523)   $(5,620,916)
                          ----------    -----------   -----------   ------------   -----------    -----------    -----------
Net change:
  Shares...............      390,295        604,430       603,513     21,920,037       365,266        502,280      1,656,061
  Amount...............   $4,346,482    $ 8,080,229   $ 6,683,581   $ 21,920,037   $13,995,743    $14,679,795    $70,073,453
                          ----------    -----------   -----------   ------------   -----------    -----------    -----------
Shares end of period:
  Shares...............      411,953        631,829       652,460     23,349,064       382,740        516,255      1,709,098
  Amount...............   $4,591,384    $ 8,467,825   $ 7,229,558   $ 23,349,064   $14,626,235    $15,042,237    $72,195,557
                          ==========    ===========   ===========   ============   ===========    ===========    ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in the Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                          ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------------------------------------------
                       INTERNATIONAL   HIGH YIELD                  GROWTH AND    SMALL COMPANY     EQUITY        CAPITAL
                          GROWTH          BOND         GROWTH        INCOME         GROWTH         INCOME      APPRECIATION
                         PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                       -------------   ----------   ------------   -----------   -------------   -----------   ------------
Shares beginning of
  period:
  Shares.............       24,759         46,004        309,153        53,229        35,598          39,100        40,288
  Amount.............   $  161,670     $  246,684   $  1,593,581   $   265,822    $  185,421     $   197,294   $   215,457
                        ----------     ----------   ------------   -----------    ----------     -----------   -----------
Shares acquired:
  Shares.............      972,804      1,324,163     20,602,705     5,334,236       897,946       2,433,241     2,068,371
  Amount.............   $6,568,527     $7,102,386   $116,500,923   $29,557,837    $4,934,066     $13,252,620   $12,015,526
Shares received for
  reinvestment of
  dividends:
  Shares.............            0         23,982              0             0             0           4,398             0
  Amount.............   $        0     $  127,562   $          0   $         0    $        0     $    24,851   $         0
Shares redeemed:
  Shares.............      (89,932)      (116,640)    (1,894,462)     (395,282)      (98,329)       (116,806)     (187,379)
  Amount.............   $ (603,353)    $ (627,159)  $(10,043,525)  $(2,004,619)   $ (530,645)    $  (591,873)  $(1,016,268)
                        ----------     ----------   ------------   -----------    ----------     -----------   -----------
Net change:
  Shares.............      882,872      1,231,505     18,708,243     4,938,954       799,617       2,320,833     1,880,992
  Amount.............   $5,965,174     $6,602,789   $106,457,398   $27,553,218    $4,403,421     $12,685,598   $10,999,258
                        ----------     ----------   ------------   -----------    ----------     -----------   -----------
Shares end of period:
  Shares.............      907,631      1,277,509     19,017,396     4,992,183       835,215       2,359,933     1,921,280
  Amount.............   $6,126,844     $6,849,473   $108,050,979   $27,819,040    $4,588,842     $12,882,892   $11,214,715
                        ==========     ==========   ============   ===========    ==========     ===========   ===========

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                        MONYMASTER
                            ------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.
                            ------------------------------------------------------------------
                              EQUITY       EQUITY     INTERMEDIATE    LONG TERM
                              GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED
                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            ----------   ----------   ------------   -----------   -----------
ASSETS
Investments at cost (Note
  4)......................   $397,243    $  87,717    $10,439,367    $20,392,228    $  95,768
                             ========    =========    ===========    ===========    =========
Investments in MONY Series
  Fund, Inc., at net asset
  value (Note 2)..........   $471,061    $  83,595    $10,200,283    $19,309,872    $ 112,349
Amount due from MONY......          0            0            810          4,082            0
Amount due from MONY
  Series Fund, Inc. ......          0            0          5,053          3,386            0
                             --------    ---------    -----------    -----------    ---------
         Total assets.....    471,061       83,595     10,206,146     19,317,340      112,349
                             --------    ---------    -----------    -----------    ---------
LIABILITIES
Amount due to MONY........          0            0          5,053          3,386            0
Amount due to MONY Series
  Fund, Inc...............          0            0            810          4,082            0
                             --------    ---------    -----------    -----------    ---------
         Total
           liabilities....          0            0          5,863          7,468            0
                             --------    ---------    -----------    -----------    ---------
Net assets................   $471,061    $  83,595    $10,200,283    $19,309,872    $ 112,349
                             ========    =========    ===========    ===========    =========
Net assets consist of:
  Contractholders' net
    payments..............   $ 89,856    $(304,449)   $ 7,825,090    $14,817,502    $(172,645)
  Undistributed net
    investment income.....    122,996      186,780      2,288,379      4,345,436      143,100
  Accumulated net realized
    gain on investments...    184,391      205,386        325,898      1,229,290      125,313
  Unrealized appreciation
    (depreciation) of
    investments...........     73,818       (4,122)      (239,084)    (1,082,356)      16,581
                             --------    ---------    -----------    -----------    ---------
Net assets................   $471,061    $  83,595    $10,200,283    $19,309,872    $ 112,349
                             ========    =========    ===========    ===========    =========
Number of units
  outstanding*............      8,153        1,805        537,260        827,319        2,750
                             --------    ---------    -----------    -----------    ---------
Net asset value per unit
  outstanding*............   $  57.78    $   46.31    $     18.99    $     23.34    $   40.85
                             ========    =========    ===========    ===========    =========

                                   MONYMASTER          VALUEMASTER
                            ------------------------   -----------
                                    MONY SERIES FUND, INC.
                            --------------------------------------
                               MONEY      GOVERNMENT      MONEY
                              MARKET      SECURITIES     MARKET
                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                            -----------   ----------   -----------
ASSETS
Investments at cost (Note
  4)......................  $38,165,194   $7,138,812    $618,719
                            ===========   ==========    ========
Investments in MONY Series
  Fund, Inc., at net asset
  value (Note 2)..........  $38,165,194   $7,042,411    $618,719
Amount due from MONY......        9,471        1,002           0
Amount due from MONY
  Series Fund, Inc. ......          150            8     217,979
                            -----------   ----------    --------
         Total assets.....   38,174,815    7,043,421     836,698
                            -----------   ----------    --------
LIABILITIES
Amount due to MONY........          150            8     217,979
Amount due to MONY Series
  Fund, Inc...............        9,471        1,002           0
                            -----------   ----------    --------
         Total
           liabilities....        9,621        1,010     217,979
                            -----------   ----------    --------
Net assets................  $38,165,194   $7,042,411    $618,719
                            ===========   ==========    ========
Net assets consist of:
  Contractholders' net
    payments..............  $33,343,520   $6,653,780    $537,019
  Undistributed net
    investment income.....    4,821,674      310,206      81,700
  Accumulated net realized
    gain on investments...            0      174,826           0
  Unrealized appreciation
    (depreciation) of
    investments...........            0      (96,401)          0
                            -----------   ----------    --------
Net assets................  $38,165,194   $7,042,411    $618,719
                            ===========   ==========    ========
Number of units
  outstanding*............    2,387,407      568,596      42,421
                            -----------   ----------    --------
Net asset value per unit
  outstanding*............  $     15.99   $    12.39    $  14.59
                            ===========   ==========    ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                        MONYMASTER
                                         ------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                         ------------------------------------------------------------------------
                                                       SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                           EQUITY          VALUE         MANAGED         GROWTH          BOND
                                         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         -----------   -------------   ------------   -------------   -----------
ASSETS
Investments at cost (Note 4)...........  $65,380,083    $43,837,759    $282,243,394    $10,618,486    $12,245,337
                                         ===========    ===========    ============    ===========    ===========
Investments in Enterprise Accumulation
  Trust, at net asset value (Note 2)...  $75,846,676    $52,238,147    $320,435,347    $11,204,728    $11,530,045
Amount due from MONY...................       17,115          4,308          31,150            647          1,011
Amount due from Enterprise Accumulation
  Trust................................        7,934          5,215          48,448             11            367
                                         -----------    -----------    ------------    -----------    -----------
          Total assets.................   75,871,725     52,247,670     320,514,945     11,205,386     11,531,423
                                         -----------    -----------    ------------    -----------    -----------
LIABILITIES
Amount due to MONY.....................        7,934          5,215          48,448             11            367
Amount due to Enterprise Accumulation
  Trust................................       17,115          4,308          31,150            647          1,011
                                         -----------    -----------    ------------    -----------    -----------
          Total liabilities............       25,049          9,523          79,598            658          1,378
                                         -----------    -----------    ------------    -----------    -----------
Net assets.............................  $75,846,676    $52,238,147    $320,435,347    $11,204,728    $11,530,045
                                         ===========    ===========    ============    ===========    ===========
Net assets consist of:
  Contractholders' net payments........  $42,613,550    $28,028,678    $138,792,840    $ 9,243,858    $10,384,880
  Undistributed net investment
     income............................    4,575,405      6,803,183      40,596,956        524,206      1,777,171
  Accumulated net realized gain on
     investments.......................   18,191,128      9,005,897     102,853,598        850,422         83,286
  Unrealized appreciation
     (depreciation) of investments.....   10,466,593      8,400,389      38,191,953        586,242       (715,292)
                                         -----------    -----------    ------------    -----------    -----------
Net assets.............................  $75,846,676    $52,238,147    $320,435,347    $11,204,728    $11,530,045
                                         ===========    ===========    ============    ===========    ===========
Number of units outstanding*...........    1,571,511      1,130,823       5,336,423        754,695        769,913
                                         -----------    -----------    ------------    -----------    -----------
Net asset value per unit
  outstanding*.........................  $     48.26    $     46.19    $      60.05    $     14.85    $     14.98
                                         ===========    ===========    ============    ===========    ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                               VALUEMASTER
                                                           ----------------------------------------------------
                                                                          OCC ACCUMULATION TRUST
                                                           ----------------------------------------------------
                                                           US GOVERNMENT
                                                              INCOME         EQUITY     SMALL CAP     MANAGED
                                                            SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                           -------------   ----------   ----------   ----------
ASSETS
Investments at cost (Note 4).............................    $395,836       $523,636     $122,898    $6,813,835
                                                             ========       ========     ========    ==========
Investments in OCC Accumulation Trust, at net asset value
  (Note 2)...............................................    $386,362       $663,357     $130,629    $8,635,742
Amount due from OCC Accumulation Trust...................     188,313              0            0             0
Dividends receivable.....................................         981              0            0             0
                                                             --------       --------     --------    ----------
          Total assets...................................     575,656        663,357      130,629     8,635,742
                                                             --------       --------     --------    ----------
LIABILITIES
Amount due to MONY.......................................     188,313              0            0             0
                                                             --------       --------     --------    ----------
          Total liabilities..............................     188,313              0            0             0
                                                             --------       --------     --------    ----------
Net assets...............................................    $387,343       $663,357     $130,629    $8,635,742
                                                             ========       ========     ========    ==========
Net assets consist of:
  Contractholders' net payments..........................    $232,818       $336,962     $(29,832)   $  (64,479)
  Undistributed net investment income....................     165,536         58,078       32,489     1,075,976
  Accumulated net realized gain (loss) on investments....      (1,537)       128,596      120,241     5,802,338
  Unrealized appreciation (depreciation) of
     investments.........................................      (9,474)       139,721        7,731     1,821,907
                                                             --------       --------     --------    ----------
Net assets...............................................    $387,343       $663,357     $130,629    $8,635,742
                                                             ========       ========     ========    ==========
Number of units outstanding*.............................      21,781         13,451        4,081       149,995
                                                             --------       --------     --------    ----------
Net asset value per unit outstanding*....................    $  17.78       $  49.32     $  32.01    $    57.57
                                                             ========       ========     ========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                              MONYMASTER
                           ---------------------------------------------------------------------------------
                                                        MONY SERIES FUND, INC.
                           ---------------------------------------------------------------------------------
                             EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY
                             GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET
                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                           ----------   ----------   ------------   -----------   -----------   ------------
Dividend income..........   $ 35,897    $  13,766    $   484,498    $ 1,157,704     $13,116     $    944,476
Mortality and expense
  risk charges (Note
  3).....................     (2,551)      (1,254)       (63,908)      (126,076)       (660)        (255,895)
                            --------    ---------    -----------    -----------     -------     ------------
Net investment income....     33,346       12,512        420,590      1,031,628      12,456          688,581
                            --------    ---------    -----------    -----------     -------     ------------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
    Proceeds from
      sales..............    115,166      277,755      1,368,595      3,209,437         788       41,355,501
    Cost of shares
      sold...............    (46,424)    (173,120)    (1,286,907)    (2,850,348)       (609)     (41,355,501)
                            --------    ---------    -----------    -----------     -------     ------------
Net realized gain on
  investments............     68,742      104,635         81,688        359,089         179                0
Net increase (decrease)
  in unrealized
  appreciation of
  investments............    (39,576)     (97,428)      (627,304)    (2,762,444)      1,331                0
                            --------    ---------    -----------    -----------     -------     ------------
Net realized and
  unrealized gain (loss)
  on investments.........     29,166        7,207       (545,616)    (2,403,355)      1,510                0
                            --------    ---------    -----------    -----------     -------     ------------
Net increase (decrease)
  in net assets resulting
  from operations........   $ 62,512    $  19,719    $  (125,026)   $(1,371,727)    $13,966     $    688,581
                            ========    =========    ===========    ===========     =======     ============

                           MONYMASTER    VALUEMASTER
                           -----------   -----------
                            MONY SERIES FUND, INC.
                           -------------------------
                           GOVERNMENT       MONEY
                           SECURITIES      MARKET
                           SUBACCOUNT    SUBACCOUNT
                           -----------   -----------
Dividend income..........  $   209,595    $  16,578
Mortality and expense
  risk charges (Note
  3).....................      (44,128)      (4,508)
                           -----------    ---------
Net investment income....      165,467       12,070
                           -----------    ---------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
    Proceeds from
      sales..............    1,163,701      254,943
    Cost of shares
      sold...............   (1,097,478)    (254,943)
                           -----------    ---------
Net realized gain on
  investments............       66,223            0
Net increase (decrease)
  in unrealized
  appreciation of
  investments............     (298,932)           0
                           -----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........     (232,709)           0
                           -----------    ---------
Net increase (decrease)
  in net assets resulting
  from operations........  $   (67,242)   $  12,070
                           ===========    =========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                          MONYMASTER
                                           ------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                           ------------------------------------------------------------------------
                                                         SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                             EQUITY          VALUE         MANAGED         GROWTH          BOND
                                           SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                           -----------   -------------   ------------   -------------   -----------
Dividend income..........................  $         0    $         0    $          0     $       0     $   470,723
Mortality and expense risk charges (Note
  3).....................................     (440,074)      (293,917)     (1,916,630)      (67,002)        (69,654)
                                           -----------    -----------    ------------     ---------     -----------
Net investment income....................     (440,074)      (293,917)     (1,916,630)      (67,002)        401,069
                                           -----------    -----------    ------------     ---------     -----------
Realized and unrealized gain on
  investments (Note 2):
     Proceeds from sales.................    6,139,390      3,756,964      29,899,976       881,784       1,211,228
     Cost of shares sold.................   (4,167,509)    (2,495,023)    (20,460,874)     (735,617)     (1,238,051)
                                           -----------    -----------    ------------     ---------     -----------
Net realized gain on investments.........    1,971,881      1,261,941       9,439,102       146,167         (26,823)
Net increase (decrease) in unrealized
  appreciation of investments............    4,022,837      5,022,067      13,029,141        24,206        (232,983)
                                           -----------    -----------    ------------     ---------     -----------
Net realized and unrealized gain (loss)
  on investments.........................    5,994,718      6,284,008      22,468,243       170,373        (259,806)
                                           -----------    -----------    ------------     ---------     -----------
Net increase in net assets resulting from
  operations.............................  $ 5,554,644    $ 5,990,091    $ 20,551,613     $ 103,371     $   141,263
                                           ===========    ===========    ============     =========     ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                          VALUEMASTER
                                                    --------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                                    --------------------------------------------------------
                                                    US GOVERNMENT
                                                       INCOME          EQUITY      SMALL CAP       MANAGED
                                                     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    -------------    ----------    ----------    -----------
Dividend income...................................    $  14,739       $ 31,932      $    877     $   437,887
Mortality and expense risk charges (Note 3).......       (3,935)        (3,514)         (778)        (56,334)
                                                      ---------       --------      --------     -----------
Net investment income.............................       10,804         28,418            99         381,553
                                                      ---------       --------      --------     -----------
Realized and unrealized gain (loss) on investments
  (Note 2):
     Proceeds from sales..........................      284,828         30,465        34,062       2,864,570
     Cost of shares sold..........................     (283,065)       (14,755)      (27,474)     (1,467,767)
                                                      ---------       --------      --------     -----------
Net realized gain on investments..................        1,763         15,710         6,588       1,396,803
Net increase (decrease) in unrealized appreciation
  of investments..................................      (29,185)        19,501        (6,588)     (1,267,564)
                                                      ---------       --------      --------     -----------
Net realized and unrealized gain (loss) on
  investments.....................................      (27,422)        35,211             0         129,239
                                                      ---------       --------      --------     -----------
Net increase (decrease) in net assets resulting
  from operations.................................    $ (16,618)      $ 63,629      $     99     $   510,792
                                                      =========       ========      ========     ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONYMASTER
                                                  ---------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                  ---------------------------------------------------------
                                                         EQUITY GROWTH                 EQUITY INCOME
                                                          SUBACCOUNT                    SUBACCOUNT
                                                  ---------------------------   ---------------------------
                                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                      1999           1998           1999           1998
                                                  ------------   ------------   ------------   ------------
                                                  (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income.........................   $  33,346       $ 40,592      $  12,512       $ 47,069
  Net realized gain on investments..............      68,742         30,177        104,635         29,180
  Net increase (decrease) in unrealized
    appreciation of investments.................     (39,576)        (7,398)       (97,428)       (39,218)
                                                   ---------       --------      ---------       --------
Net increase (decrease) in net assets resulting
  from operations...............................      62,512         63,371         19,719         37,031
                                                   ---------       --------      ---------       --------
From unit transactions:
  Net proceeds from the issuance of units.......     206,414              0          1,834              0
  Net asset value of units redeemed or used to
    meet contract obligations...................    (112,615)       (40,219)      (276,501)       (46,377)
                                                   ---------       --------      ---------       --------
Net increase (decrease) from unit
  transactions..................................      93,799        (40,219)      (274,667)       (46,377)
                                                   ---------       --------      ---------       --------
Net increase (decrease) in net assets...........     156,311         23,152       (254,948)        (9,346)
Net assets beginning of period..................     314,750        291,598        338,543        347,889
                                                   ---------       --------      ---------       --------
Net assets end of period*.......................   $ 471,061       $314,750      $  83,595       $338,543
                                                   =========       ========      =========       ========
Units outstanding beginning of period...........       6,343          7,284          8,207          9,384
Units issued during the period..................       3,758              0             44              0
Units redeemed during the period................      (1,948)          (941)        (6,446)        (1,177)
                                                   ---------       --------      ---------       --------
Units outstanding end of period.................       8,153          6,343          1,805          8,207
                                                   =========       ========      =========       ========
---------------
* Includes undistributed net investment income
of:                                                $ 122,996       $ 89,650      $ 186,780       $174,268

                                                                         MONYMASTER
                                                  ---------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                  ---------------------------------------------------------
                                                    INTERMEDIATE TERM BOND            LONG TERM BOND
                                                          SUBACCOUNT                    SUBACCOUNT
                                                  ---------------------------   ---------------------------
                                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                      1999           1998           1999           1998
                                                  ------------   ------------   ------------   ------------
                                                  (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income.........................  $   420,590    $   320,184    $ 1,031,628    $   630,153
  Net realized gain on investments..............       81,688        133,811        359,089        507,345
  Net increase (decrease) in unrealized
    appreciation of investments.................     (627,304)        74,736     (2,762,444)       203,832
                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting
  from operations...............................     (125,026)       528,731     (1,371,727)     1,341,330
                                                  -----------    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units.......      781,240      5,241,941      2,465,270      8,276,703
  Net asset value of units redeemed or used to
    meet contract obligations...................   (1,247,202)    (2,884,226)    (2,969,655)    (2,329,561)
                                                  -----------    -----------    -----------    -----------
Net increase (decrease) from unit
  transactions..................................     (465,962)     2,357,715       (504,385)     5,947,142
                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets...........     (590,988)     2,886,446     (1,876,112)     7,288,472
Net assets beginning of period..................   10,791,271      7,904,825     21,185,984     13,897,512
                                                  -----------    -----------    -----------    -----------
Net assets end of period*.......................  $10,200,283    $10,791,271    $19,309,872    $21,185,984
                                                  ===========    ===========    ===========    ===========
Units outstanding beginning of period...........      561,493        436,486        847,628        604,629
Units issued during the period..................       40,893        277,572        101,375        341,631
Units redeemed during the period................      (65,126)      (152,565)      (121,684)       (98,632)
                                                  -----------    -----------    -----------    -----------
Units outstanding end of period.................      537,260        561,493        827,319        847,628
                                                  ===========    ===========    ===========    ===========
---------------
* Includes undistributed net investment income
of:                                               $ 2,288,379    $ 1,867,789    $ 4,345,436    $ 3,313,808

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          MONYMASTER
                                                  ----------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                                  ----------------------------------------------------------
                                                          DIVERSIFIED                   MONEY MARKET
                                                          SUBACCOUNT                     SUBACCOUNT
                                                  ---------------------------   ----------------------------
                                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                  MONTHS ENDED      ENDED       MONTHS ENDED       ENDED
                                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                      1999           1998           1999           1998
                                                  ------------   ------------   ------------   -------------
                                                  (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income.........................    $ 12,456       $ 24,140     $   688,581    $   1,275,552
  Net realized gain on investments..............         179         13,977               0                0
  Net increase (decrease) in unrealized
    appreciation of investments.................       1,331        (14,958)              0                0
                                                    --------       --------     -----------    -------------
Net increase (decrease) in net assets resulting
  from operations...............................      13,966         23,159         688,581        1,275,552
                                                    --------       --------     -----------    -------------
From unit transactions:
  Net proceeds from the issuance of units.......           0              0      27,553,479      142,540,251
  Net asset value of units redeemed or used to
    meet contract obligations...................        (128)       (62,443)    (39,035,884)    (118,190,820)
                                                    --------       --------     -----------    -------------
Net increase (decrease) from unit
  transactions..................................        (128)       (62,443)    (11,482,405)      24,349,431
                                                    --------       --------     -----------    -------------
Net increase (decrease) in net assets...........      13,838        (39,284)    (10,793,824)      25,624,983
Net assets beginning of period..................      98,511        137,795      48,959,018       23,334,035
                                                    --------       --------     -----------    -------------
Net assets end of period*.......................    $112,349       $ 98,511     $38,165,194    $  48,959,018
                                                    ========       ========     ===========    =============
Units outstanding beginning of period...........       2,754          4,707       3,114,064        1,543,043
Units issued during the period..................           0              0       1,737,005        9,230,746
Units redeemed during the period................          (4)        (1,953)     (2,463,662)      (7,659,725)
                                                    --------       --------     -----------    -------------
Units outstanding end of period.................       2,750          2,754       2,387,407        3,114,064
                                                    ========       ========     ===========    =============
---------------
* Includes undistributed net investment income
  of:                                               $143,100       $130,644     $ 4,821,674    $   4,133,093

                                                          MONYMASTER                    VALUEMASTER
                                                  ---------------------------   ---------------------------
                                                                   MONY SERIES FUND, INC.
                                                  ---------------------------------------------------------
                                                     GOVERNMENT SECURITIES             MONEY MARKET
                                                          SUBACCOUNT                    SUBACCOUNT
                                                  ---------------------------   ---------------------------
                                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                      1999           1998           1999           1998
                                                  ------------   ------------   ------------   ------------
                                                  (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income.........................   $  165,467     $   93,950      $ 12,070     $    17,105
  Net realized gain on investments..............       66,223         82,016             0               0
  Net increase (decrease) in unrealized
    appreciation of investments.................     (298,932)        72,464             0               0
                                                   ----------     ----------      --------     -----------
Net increase (decrease) in net assets resulting
  from operations...............................      (67,242)       248,430        12,070          17,105
                                                   ----------     ----------      --------     -----------
From unit transactions:
  Net proceeds from the issuance of units.......      889,007      4,518,283       340,742       1,808,234
  Net asset value of units redeemed or used to
    meet contract obligations...................   (1,049,667)    (1,075,338)     (249,899)     (1,773,805)
                                                   ----------     ----------      --------     -----------
Net increase (decrease) from unit
  transactions..................................     (160,660)     3,442,945        90,843          34,429
                                                   ----------     ----------      --------     -----------
Net increase (decrease) in net assets...........     (227,902)     3,691,375       102,913          51,534
Net assets beginning of period..................    7,270,313      3,578,938       515,806         464,272
                                                   ----------     ----------      --------     -----------
Net assets end of period*.......................   $7,042,411     $7,270,313      $618,719     $   515,806
                                                   ==========     ==========      ========     ===========
Units outstanding beginning of period...........      581,295        302,006        35,959          33,429
Units issued during the period..................       71,386        361,047        23,613         126,735
Units redeemed during the period................      (84,085)       (81,758)      (17,151)       (124,205)
                                                   ----------     ----------      --------     -----------
Units outstanding end of period.................      568,596        581,295        42,421          35,959
                                                   ==========     ==========      ========     ===========
---------------
* Includes undistributed net investment income
  of:                                              $  310,206     $  144,739      $ 81,700     $    69,630

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONYMASTER
                                   ---------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------------------------------------
                                             EQUITY                     SMALL COMPANY                    MANAGED
                                           SUBACCOUNT                 VALUE SUBACCOUNT                 SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1999           1998           1999           1998           1999           1998
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...  $  (440,074)   $ 2,200,379    $  (293,917)   $  2,192,556   $ (1,916,630)  $ 19,750,547
  Net realized gain (loss) on
    investments..................    1,971,881      7,916,403      1,261,941       4,722,353      9,439,102     44,737,325
  Net increase (decrease) in
    unrealized appreciation of
    investments..................    4,022,837     (5,669,218)     5,022,067      (4,325,400)    13,029,141    (48,532,620)
                                   -----------    -----------    -----------    ------------   ------------   ------------
Net increase in net assets
  resulting from operations......    5,554,644      4,447,564      5,990,091       2,589,509     20,551,613     15,955,252
                                   -----------    -----------    -----------    ------------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    8,118,969     22,879,320      5,175,989      14,502,302     24,342,372     83,188,883
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (5,432,416)   (18,619,183)    (3,298,973)    (12,018,701)   (26,330,001)   (94,338,742)
                                   -----------    -----------    -----------    ------------   ------------   ------------
Net increase (decrease) from unit
  transactions...................    2,686,553      4,260,137      1,877,016       2,483,601     (1,987,629)   (11,149,859)
                                   -----------    -----------    -----------    ------------   ------------   ------------
Net increase in net assets.......    8,241,197      8,707,701      7,867,107       5,073,110     18,563,984      4,805,393
Net assets beginning of period...   67,605,479     58,897,778     44,371,040      39,297,930    301,871,363    297,065,970
                                   -----------    -----------    -----------    ------------   ------------   ------------
Net assets end of period*........  $75,846,676    $67,605,479    $52,238,147    $ 44,371,040   $320,435,347   $301,871,363
                                   ===========    ===========    ===========    ============   ============   ============
Units outstanding beginning of
  period.........................    1,510,836      1,428,789      1,087,406       1,042,727      5,369,272      5,633,476
Units issued during the period...      179,041        526,017        120,997         373,071        425,261      1,521,008
Units redeemed during the
  period.........................     (118,366)      (443,970)       (77,580)       (328,392)      (458,110)    (1,785,212)
                                   -----------    -----------    -----------    ------------   ------------   ------------
Units outstanding end of
  period.........................    1,571,511      1,510,836      1,130,823       1,087,406      5,336,423      5,369,272
                                   ===========    ===========    ===========    ============   ============   ============

---------------
* Includes undistributed net
  investment income of:            $ 4,575,405    $ 5,015,479    $ 6,803,183    $  7,097,100   $ 40,596,956   $ 42,513,586

                                                          MONYMASTER
                                   ---------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------
                                      INTERNATIONAL GROWTH             HIGH YIELD BOND
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1999           1998           1999           1998
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...  $   (67,002)   $   381,003    $   401,069    $   799,222
  Net realized gain (loss) on
    investments..................      146,167        277,852        (26,823)        47,477
  Net increase (decrease) in
    unrealized appreciation of
    investments..................       24,206        405,104       (232,983)      (710,908)
                                   -----------    -----------    -----------    -----------
Net increase in net assets
  resulting from operations......      103,371      1,063,959        141,263        135,791
                                   -----------    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    1,376,996      2,826,722      1,642,620      5,348,741
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (749,215)    (2,036,923)    (1,077,521)    (1,925,911)
                                   -----------    -----------    -----------    -----------
Net increase (decrease) from unit
  transactions...................      627,781        789,799        565,099      3,422,830
                                   -----------    -----------    -----------    -----------
Net increase in net assets.......      731,152      1,853,758        706,362      3,558,621
Net assets beginning of period...   10,473,576      8,619,818     10,823,683      7,265,062
                                   -----------    -----------    -----------    -----------
Net assets end of period*........  $11,204,728    $10,473,576    $11,530,045    $10,823,683
                                   ===========    ===========    ===========    ===========
Units outstanding beginning of
  period.........................      711,551        664,152        732,343        502,892
Units issued during the period...       93,953        200,326        109,687        363,458
Units redeemed during the
  period.........................      (50,809)      (152,927)       (72,117)      (134,007)
                                   -----------    -----------    -----------    -----------
Units outstanding end of
  period.........................      754,695        711,551        769,913        732,343
                                   ===========    ===========    ===========    ===========
---------------
* Includes undistributed net
  investment income of:            $   524,206    $   591,208    $ 1,777,171    $ 1,376,102

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VALUEMASTER
                                     ---------------------------------------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                     ---------------------------------------------------------------------------------------
                                            US GOVERNMENT
                                               INCOME                        EQUITY                       SMALL CAP
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income............   $  10,804       $ 31,948       $ 28,418      $  17,635       $     99      $   8,730
  Net realized gain on
    investments....................       1,763          2,987         15,710         65,238          6,588         51,928
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     (29,185)         4,164         19,501        (46,441)        (6,588)       (68,424)
                                      ---------       --------       --------      ---------       --------      ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (16,618)        39,099         63,629         36,432             99         (7,766)
                                      ---------       --------       --------      ---------       --------      ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................           0        116,160        293,359         32,150         15,190         33,004
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (275,893)       (65,871)       (26,951)      (127,289)       (33,284)      (137,264)
                                      ---------       --------       --------      ---------       --------      ---------
Net increase (decrease) from unit
  transactions.....................    (275,893)        50,289        266,408        (95,139)       (18,094)      (104,260)
                                      ---------       --------       --------      ---------       --------      ---------
Net increase (decrease) in net
  assets...........................    (292,511)        89,388        330,037        (58,707)       (17,995)      (112,026)
Net assets beginning of period.....     679,854        590,466        333,320        392,027        148,624        260,650
                                      ---------       --------       --------      ---------       --------      ---------
Net assets end of period*..........   $ 387,343       $679,854       $663,357      $ 333,320       $130,629      $ 148,624
                                      =========       ========       ========      =========       ========      =========
Units outstanding beginning of
  period...........................      37,207         34,521          7,358          9,563          4,781          7,532
Units issued during the period.....           0          6,460          6,690            729            471            991
Units redeemed during the period...     (15,426)        (3,774)          (597)        (2,934)        (1,171)        (3,742)
                                      ---------       --------       --------      ---------       --------      ---------
Units outstanding end of period....      21,781         37,207         13,451          7,358          4,081          4,781
                                      =========       ========       ========      =========       ========      =========
---------------
* Includes undistributed net
investment income of:                 $ 165,536       $154,732       $ 58,078      $  29,660       $ 32,489      $  32,390

                                             VALUEMASTER
                                     ---------------------------
                                       OCC ACCUMULATION TRUST
                                     ---------------------------

                                               MANAGED
                                             SUBACCOUNT
                                     ---------------------------
                                     FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,
                                         1999           1998
                                     ------------   ------------
                                     (UNAUDITED)
From operations:
  Net investment income............  $   381,553    $   316,824
  Net realized gain on
    investments....................    1,396,803      2,059,748
  Net increase (decrease) in
    unrealized appreciation of
    investments....................   (1,267,564)    (1,784,329)
                                     -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................      510,792        592,243
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      125,062      1,794,905
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (2,429,343)    (4,139,893)
                                     -----------    -----------
Net increase (decrease) from unit
  transactions.....................   (2,304,281)    (2,344,988)
                                     -----------    -----------
Net increase (decrease) in net
  assets...........................   (1,793,489)    (1,752,745)
Net assets beginning of period.....   10,429,231     12,181,976
                                     -----------    -----------
Net assets end of period*..........  $ 8,635,742    $10,429,231
                                     ===========    ===========
Units outstanding beginning of
  period...........................      193,049        238,580
Units issued during the period.....        2,187         35,581
Units redeemed during the period...      (45,241)       (81,112)
                                     -----------    -----------
Units outstanding end of period....      149,995        193,049
                                     ===========    ===========
---------------
* Includes undistributed net
investment income of:                $ 1,075,976    $   694,423

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster and ValueMaster). These policies are issued by MONY.

     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund, Inc. Money Market Portfolios. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

    Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net assets values of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on the amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1999 was $155,798.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of average daily net assets of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc at cost, at June 30, 1999 consist of the following:

                                                                    MONYMASTER
                           ---------------------------------------------------------------------------------------------
                            EQUITY      EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                            GROWTH      INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                           PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                           ---------   ---------   ------------   -----------   -----------   ------------   -----------
Shares beginning of
  period:
  Shares.................     8,240       13,046       952,451      1,495,129       4,948       48,959,018       650,878
  Amount.................  $201,356    $ 245,237   $10,403,051    $19,505,896     $83,261     $ 48,959,018   $ 7,067,782
                           --------    ---------   -----------    -----------     -------     ------------   -----------
Shares acquired:
  Shares.................     4,869           69        75,395        188,787           0       29,873,096        86,693
  Amount.................  $206,414    $   1,834   $   838,725    $ 2,578,976     $     0     $ 29,873,096   $   958,913
Shares received for
  reinvestment of
  dividends:
  Shares.................       881          565        45,028         91,374         657          688,581        19,371
  Amount.................  $ 35,897    $  13,766   $   484,498    $ 1,157,704     $13,116     $    688,581   $   209,595
Shares redeemed:
  Shares.................    (2,584)     (10,264)     (122,242)      (234,199)        (38)     (41,355,501)     (104,868)
  Amount.................  $(46,424)   $(173,120)  $(1,286,907)   $(2,850,348)    $  (609)    $(41,355,501)  $(1,097,478)
                           --------    ---------   -----------    -----------     -------     ------------   -----------
Net change:
  Shares.................     3,166       (9,630)       (1,819)        45,962         619      (10,793,824)        1,196
  Amount.................  $195,887    $(157,520)  $    36,316    $   886,332     $12,507     $(10,793,824)  $    71,030
                           --------    ---------   -----------    -----------     -------     ------------   -----------
Shares end of period:
  Shares.................    11,406        3,416       950,632      1,541,091       5,567       38,165,194       652,074
  Amount.................  $397,243    $  87,717   $10,439,367    $20,392,228     $95,768     $ 38,165,194   $ 7,138,812
                           ========    =========   ===========    ===========     =======     ============   ===========

                           VALUEMASTER
                           -----------
                              MONEY
                             MARKET
                            PORTFOLIO
                           -----------
Shares beginning of
  period:
  Shares.................     515,806
  Amount.................   $ 515,806
                            ---------
Shares acquired:
  Shares.................     345,786
  Amount.................   $ 345,786
Shares received for
  reinvestment of
  dividends:
  Shares.................      12,070
  Amount.................   $  12,070
Shares redeemed:
  Shares.................    (254,943)
  Amount.................   $(254,943)
                            ---------
Net change:
  Shares.................     102,913
  Amount.................   $ 102,913
                            ---------
Shares end of period:
  Shares.................     618,719
  Amount.................   $ 618,719
                            =========

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                                            MONYMASTER
                                             ------------------------------------------------------------------------
                                                           SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                               EQUITY          VALUE         MANAGED         GROWTH          BOND
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             -----------   -------------   ------------   -------------   -----------
Shares beginning of period:
  Shares...................................    1,836,107      1,621,749       7,442,588      1,553,943      2,015,583
  Amount...................................  $61,161,723    $40,992,718    $276,708,551    $ 9,911,540    $11,305,992
                                             -----------    -----------    ------------    -----------    -----------
Shares acquired:
  Shares...................................      223,936        185,734         626,850        214,539        406,173
  Amount...................................  $ 8,385,869    $ 5,340,064    $ 25,995,717    $ 1,442,563    $ 2,177,396
Shares received for reinvestment of
  dividends:
  Shares...................................            0              0               0              0              0
  Amount...................................  $         0    $         0    $          0    $         0    $         0
Shares redeemed:
  Shares...................................     (161,504)      (131,033)       (716,630)      (130,364)      (225,558)
  Amount...................................  $(4,167,509)   $(2,495,023)   $(20,460,874)   $  (735,617)   $(1,238,051)
                                             -----------    -----------    ------------    -----------    -----------
Net change:
  Shares...................................       62,432         54,701         (89,780)        84,175        180,615
  Amount...................................  $ 4,218,360    $ 2,845,041    $  5,534,843    $   706,946    $   939,345
                                             -----------    -----------    ------------    -----------    -----------
Shares end of period:
  Shares...................................    1,898,539      1,676,450       7,352,808      1,638,118      2,196,198
  Amount...................................  $65,380,083    $43,837,759    $282,243,394    $10,618,486    $12,245,337
                                             ===========    ===========    ============    ===========    ===========

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in OCC Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                                      VALUEMASTER
                                                  ---------------------------------------------------
                                                  US GOVERNMENT
                                                     INCOME        EQUITY     SMALL CAP     MANAGED
                                                    PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                  -------------   ---------   ---------   -----------
Shares beginning of period:
  Shares........................................       63,775        8,612       6,433        238,437
  Amount........................................    $ 660,143     $213,100    $134,305    $ 7,339,760
                                                    ---------     --------    --------    -----------
Shares acquired:
  Shares........................................          480        7,819         636         11,861
  Amount........................................    $   5,000     $293,359    $ 15,190    $   503,955
Shares received for reinvestment of dividends:
  Shares........................................        1,320          897          42         10,788
  Amount........................................    $  13,758     $ 31,932    $    877    $   437,887
Shares redeemed:
  Shares........................................      (27,697)        (795)     (1,614)       (67,329)
  Amount........................................    $(283,065)    $(14,755)   $(27,474)   $(1,467,767)
                                                    ---------     --------    --------    -----------
Net change:
  Shares........................................      (25,897)       7,921        (936)       (44,680)
  Amount........................................    $(264,307)    $310,536    $(11,407)   $  (525,925)
                                                    ---------     --------    --------    -----------
Shares end of period:
  Shares........................................       37,878       16,533       5,497        193,757
  Amount........................................    $ 395,836     $523,636    $122,898    $ 6,813,835
                                                    =========     ========    ========    ===========

                             MONY SERIES FUND, INC.

                               EQUITY GROWTH FUND

     When the financial crisis hit world markets last year, investors responded by moving into the biggest and best companies. The expectation was that in a hostile and uncertain world the safest place to be was in the most financially secure, most broadly diversified and highest growth stocks. As money poured in, these stocks rose at the expense of the rest of the market; and the popular averages which were dominated by the big cap growth names, outperformed everything else.

     Now with the world on the mend, and the outlook for corporate profits improving, the market has begun to broaden out. During the second quarter this has resulted in increased investor interest in economy sensitive stocks and in mid cap and some smaller cap names. Many of these stocks went through their own bear market last year, declining while the popular averages rose. This year may see the reverse of the past several years' pattern -- the big cap dominated averages underperform the average stock.

     The Equity Growth Fund has a strong representation in sectors which should benefit from the improving world economy. The fund continues to have a major emphasis in technology -- hardware and software and telecom equipment and networking stocks, as well as telecommunication companies themselves. Basic materials -- paper and forest products, and energy -- oil service and drilling as well as the major internationals -- are overweighted. Entertainment and specialty retailers provide the consumer sector emphasis in the portfolio.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                                  SHARES       (NOTE 2)
------------------------------------------------------------------
COMMON STOCKS -- 96.3%
------------------------------------------------------------------
AIR TRANSPORTATION -- 2.3%
  AMR Corp.*                                     400    $   27,300
  Delta Airlines Inc.                            500        28,812
  UAL Corp.*                                     400        26,000
                                                        ----------
                                                            82,112
                                                        ----------
AUTOMOBILES -- 1.7%
  Ford Motor Co.                                 500        28,219
  General Motors Corp. (Class E)                 500        33,000
                                                        ----------
                                                            61,219
                                                        ----------
AUTOMOTIVE PARTS -- 0.2%
  Delphi Automotive Systems Corp.                300         5,569
                                                        ----------
BANKS/MAJOR -- 4.0%
  BankAmerica Corp.                              600        43,987
  Chase Manhattan Corp.                          500        43,313
  Citigroup, Inc.                              1,100        52,250
                                                        ----------
                                                           139,550
                                                        ----------
BANKS/REGIONAL -- 2.4%
  BankBoston Corp.                               500        25,562
  Fleet Financial Group, Inc.                    500        22,187
  Mellon Bank Corp.                            1,000        36,375
                                                        ----------
                                                            84,124
                                                        ----------
BEVERAGES/NON-ALCOHOLIC -- 0.4%
  Coca-Cola Co.                                  200        12,500
                                                        ----------
BIO-TECHNOLOGIES -- 2.7%
  Amgen, Inc. *                                  700        42,613
  BioGen Inc. *                                  800        51,450
                                                        ----------
                                                            94,063
                                                        ----------
CABLE TELEVISION -- 2.9%
  Cablevision Systems Corp.                      700        49,000
  Comcast Corp. (Class A)                      1,400        53,813
                                                        ----------
                                                           102,813
                                                        ----------
CHEMICALS -- 3.0%
  Dow Chemical Co.                               600        40,988
  DuPont (E.I.) de Nemours & Co.                 400        50,750
  Monsanto Co.                                   300        11,831
                                                        ----------
                                                           103,569
                                                        ----------
COMPUTER SERVICES -- 1.0%
  America Online Inc.                            300        33,150
                                                        ----------
COMPUTER STORAGE DEVICES -- 0.6%
  EMC Corp.                                      400        22,000
                                                        ----------
DRUGS -- 6.9%
  American Home Products Corp.                   600        34,500
  Bristol-Meyers Squibb Co.                      600        42,262
  Lilly (Eli) & Co.                              400        28,650
  Pfizer Inc.                                    400        43,900
  Schering-Plough Corp.                          600        31,800
  Smithkline Beecham, PLC, ADR                   400        26,425
  Warner Lambert Co.                             500        34,687
                                                        ----------
                                                           242,224
                                                        ----------
ELECTRICAL EQUIPMENT -- 4.0%
  Emerson Electric Co.                           600        37,725
  General Electric Co.                           900       101,700
                                                        ----------
                                                           139,425
                                                        ----------
ELECTRONICS -- 4.1%
  Applied Materials, Inc. *                      600        44,325
  Hewlett-Packard Co.                            400        40,200
  Intel Corp.                                    500        29,750
  Texas Instruments, Inc.                        200        29,000
                                                        ----------
                                                           143,275
                                                        ----------
ENTERTAINMENT -- 4.2%
  Cumulus Media Inc. (Class A) *                 500        10,937
  Disney (Walt) Co.                            1,000        30,812
  Infinity Broadcasting Corp. (Class A)        1,300        38,675
  Time Warner, Inc.                              900        66,150
                                                        ----------
                                                           146,574
                                                        ----------
FINANCIAL SERVICES -- 2.4%
  American Express Co.                           300        39,038
  Associates First Capital Corp. (Class A)       400        17,725
  Morgan (JP) & Co. Inc.                         200        28,100
                                                        ----------
                                                            84,863
                                                        ----------
HOSPITAL MANAGEMENT -- 0.7%
  United Healthcare Corp.                        400        25,050
                                                        ----------
HOSPITAL SUPPLIES -- 1.4%
  Johnson & Johnson                              500        49,000
                                                        ----------
INSURANCE -- 1.7%
  American International Group, Inc.             500        58,531
                                                        ----------
OFFICE & BUSINESS EQUIPMENT -- 7.7%
  Compaq Computer Corp.                          700        16,582
  Dell Computer Corp.*                           900        33,300
  International Business Machines Corp.          600        77,550
  Microsoft Corp.*                               800        72,150
  Oracle Corp.*                                  600        22,275
  Sun Microsystems, Inc.*                        700        48,212
                                                        ----------
                                                           270,069
                                                        ----------
OIL -- DOMESTIC -- 0.7%
  Atlantic Richfield Co.                         300        25,069
                                                        ----------
OIL -- INTERNATIONAL -- 5.6%
  BP Amoco, PLC Sponsored ADR                    400        43,400
  Chevron Corp.                                  400        38,075
  Exxon Corp.                                    600        46,275
  Mobil Corp.                                    300        29,700
  Texaco, Inc.                                   600        37,500
                                                        ----------
                                                           194,950
                                                        ----------
OIL -- SERVICES -- 5.8%
  Baker Hughes, Inc.                             900        30,150
  B.J. Services Co. *                          1,200        35,325
  Diamond Offshore Drilling, Inc.              1,000        28,375
  Halliburton Holdings Co.                       800        36,200
  Schlumberger Ltd.                              600        38,212
  Weatherford International, Inc.*               900        32,963
                                                        ----------
                                                           201,225
                                                        ----------
PAPER & PAPER PRODUCTS -- 5.4%
  Bowater Inc.                                   800        37,800
  Champion International Corp.                   800        38,300
  Georgia-Pacific Group                        1,000        47,375
  International Paper Co.                        600        30,300
  Temple-Inland Inc.                             500        34,125
                                                        ----------
                                                           187,900
                                                        ----------
RESTAURANTS -- 1.2%
  McDonald's Corp.                             1,000        41,312
                                                        ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                                  SHARES       (NOTE 2)
------------------------------------------------------------------
RETAIL -- 4.1%
  Dayton-Hudson Corp.                            300    $   19,500
  GAP (The) Inc.                                1050        52,894
  Home Depot, Inc.                               500        32,219
  Wal-Mart Stores Inc.                           800        38,600
                                                        ----------
                                                           143,213
                                                        ----------
TELECOMMUNICATIONS -- 14.4%
  Cisco Systems, Inc.*                           800        51,600
  General Instrument *                         1,000        42,500
  Global Crossing LTD                            700        29,794
  L-3 Communications Holdings Inc.*              500        24,156
  Lucent Technologies Inc.                       800        53,950
  MCI WorldCom Inc. *                          1,000        86,250
  Nokia Corp. Sponsored ADR                      600        54,938
  Qwest Communications International Inc.*     2,000        66,125
  Sprint, Corp."PCS"                             500        28,563
  Tellabs, Inc.*                               1,000        67,563
                                                        ----------
                                                           505,439
                                                        ----------
TOBACCO -- 0.6%
  Philip Morris Companies, Inc.                  500        20,094
                                                        ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.8%
  Federal National Mortgage Assn                 400        27,350
                                                        ----------
UTILITIES -- TELEPHONE -- 3.4%
  AT&T Corp.                                   1,400        78,137
  Sprint, Corp."FON"                             800        42,250
                                                        ----------
                                                           120,387
                                                        ----------
TOTAL COMMON STOCKS
(COST $1,984,143)                                       $3,366,619
------------------------------------------------------------------

                                               PRINCIPAL AMOUNT
                                            ----------------------
COMMERCIAL PAPER -- 2.9%
------------------------------------------------------------------
General Electric Capital Corp.,
  4.81% due 07/07/99
  (COST $99,920)                             $100,000   $   99,920
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,084,063) -- 99.2%                              $3,466,539
OTHER ASSETS LESS LIABILITIES -- 0.8%                       28,673
------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $3,495,212
==================================================================

The aggregate cost of securities for Federal income tax purposes at June 30, 1999 is $2,088,656.

    The following amounts are based on costs for Federal income tax purposes:

        Aggregate gross unrealized appreciation      $1,385,222
        Aggregate gross unrealized depreciation          (7,339)
                                                     ----------
        Net unrealized appreciation                  $1,377,883
                                                     ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
  ADR = American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     When the financial crisis hit world markets last year, investors responded by moving into the biggest and best companies. The expectation was that in a hostile and uncertain world the safest place to be was in the most financially secure, most broadly diversified and highest growth stocks. As money poured in, these stocks rose at the expense of the rest of the market; and the popular averages which were dominated by the big cap growth names, outperformed everything else.

     Now with the world on the mend, and the outlook for corporate profits improving, the market has begun to broaden out. During the second quarter this has resulted in increased investor interest in economy sensitive stocks and in mid cap and some smaller cap names. Many of these stocks went through their own bear market last year, declining while the popular averages rose. This year may see the reverse of the past several years pattern -- the big cap dominated averages underperform the average stock.

     The Equity Income Fund has a substantial emphasis on the economy sensitive sectors. Cyclicals -- basic materials, capital spending related and energy stocks -- moved up during the quarter, but still represent value. They are relatively underowned, went through bear market size declines last year and should experience an improving earnings outlook. They suffered the most from the crisis and should benefit the most from the ending of the crisis and the beginning of economic and financial recovery.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                                  SHARES       (NOTE 2)
------------------------------------------------------------------
COMMON STOCK -- 98.5%
------------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.3%
  Northrop Grumman Corp.                      3,000    $   198,938
  United Technologies Corp.                   4,000        286,750
                                                       -----------
                                                           485,688
                                                       -----------
AUTOMOBILES -- 2.2%
  Ford Motor Co.                              4,500        253,969
  General Motors Corp.                        3,000        198,000
                                                       -----------
                                                           451,969
                                                       -----------
AUTOMOTIVE PARTS -- 2.2%
  Dana Corp.                                  4,000        184,250
  Delphi Automotive Systems Corp.             2,100         38,981
  Eaton Corp.                                 2,500        230,000
                                                       -----------
                                                           453,231
                                                       -----------
BANKS/MAJOR -- 5.8%
  Bank of New York, Inc.                      6,000        220,125
  BankAmerica Corp.                           4,300        315,244
  Chase Manhattan Corp.                       3,700        320,512
  Citigroup Inc.                              7,200        342,000
                                                       -----------
                                                         1,197,881
                                                       -----------
BANKS/REGIONAL -- 3.8%
  BankBoston Corp.                            4,000        204,500
  Fleet Financial Group, Inc.                 3,600        159,750
  Mellon Bank Corp.                           6,000        218,250
  Wells Fargo & Co.                           5,000        213,750
                                                       -----------
                                                           796,250
                                                       -----------
CHEMICALS -- 3.3%
  Dow Chemical Co.                            2,200        279,125
  DuPont (E.I.) de Nemours & Co.              3,500        239,094
  Rohm & Haas Co.                             4,000        171,500
                                                       -----------
                                                           689,719
                                                       -----------
CONGLOMERATES -- 5.1%
  Honeywell Inc.                              2,700        312,863
  Minnesota Mining & Manufacturing Co.        2,200        191,262
  Textron, Inc.                               2,500        205,781
  Tyco Int'l Ltd.                             3,500        331,625
                                                       -----------
                                                         1,041,531
                                                       -----------
CONTAINERS AND PACKAGING -- 0.9%
  Temple-Inland, Inc.                         2,800        191,100
                                                       -----------
COSMETICS -- 1.9%
  Avon Products, Inc.                         7,000        388,500
                                                       -----------
DRUGS -- 7.7%
  American Home Products Corp.                5,000        287,500
  Baxter International, Inc.                  4,000        242,500
  Bristol-Myers Squibb Co.                    4,400        309,925
  Merck & Co., Inc.                           2,500        185,000
  Pharmacia & UpJohn, Inc.                    4,000        227,250
  SmithKline Beecham, PLC, ADR                4,000        264,250
  Warner Lambert Co.                          1,000         69,375
                                                       -----------
                                                         1,585,800
                                                       -----------
ELECTRICAL EQUIPMENT -- 4.2%
  Emerson Electric Co.                        4,000        251,500
  General Electric Co.                        5,500        621,500
                                                       -----------
                                                           873,000
                                                       -----------
ELECTRONICS -- 0.5%
  Thomas & Betts Corp.                        2,000         94,500
                                                       -----------
FINANCIAL SERVICES -- 1.4%
  Morgan (JP) & Co. Inc.                      2,000        281,000
                                                       -----------
FOREST PRODUCT -- 1.2%
  Weyerhaeuser Co.                            3,500        240,625
                                                       -----------
INSURANCE -- 4.3%
  Chubb Corp.                                 2,500        173,750
  CIGNA Corp.                                 4,500        400,500
  Lincoln National Corp.                      6,000        313,875
                                                       -----------
                                                           888,125
                                                       -----------
MACHINERY -- 2.2%
  Caterpillar Inc.                            4,300        258,000
  Deere & Co.                                 5,000        198,125
                                                       -----------
                                                           456,125
                                                       -----------
METALS -- 1.7%
  ALCOA Inc.                                  3,300        204,188
  Phelps-Dodge Corp.                          2,500        154,844
                                                       -----------
                                                           359,032
                                                       -----------
NATURAL GAS -- 4.1%
  Consolidated Natural Gas Co.                4,500        273,375
  El Paso Energy Corp.                        6,800        239,275
  Enron Corp.                                 4,000        327,000
                                                       -----------
                                                           839,650
                                                       -----------
OFFICE & BUSINESS EQUIPMENT -- 3.3%
  Pitney-Bowes, Inc.                          4,500        289,125
  Xerox Corp.                                 6,500        383,906
                                                       -----------
                                                           673,031
                                                       -----------
OIL -- DOMESTIC -- 2.2%
  BP Amoco, PLC Sponsored ADR                 2,500        271,250
  Atlantic Richfield Co.                      2,200        183,838
                                                       -----------
                                                           455,088
                                                       -----------
OIL -- INTERNATIONAL -- 4.8%
  Chevron Corp.                               2,200        209,413
  Exxon Corp.                                 4,000        308,500
  Mobil Corp.                                 3,000        297,000
  Texaco, Inc.                                3,000        187,500
                                                       -----------
                                                         1,002,413
                                                       -----------
OIL -- SERVICES & DRILLING -- 5.9%
  Baker Hughes Inc.                           5,500        184,250
  Diamond Offshore Drilling Inc.              5,500        156,063
  Halliburton Holdings Co.                    5,000        226,250
  Schlumberger LTD                            3,500        222,906
  Williams (The) Companies, Inc.             10,000        425,625
                                                       -----------
                                                         1,215,094
                                                       -----------
PAPER & PAPER PRODUCTS -- 4.8%
  Bowater, Inc.                               4,000        189,000
  Georgia-Pacific Group                       7,000        331,625
  International Paper Co.                     9,500        479,750
                                                       -----------
                                                         1,000,375
                                                       -----------
PUBLISHING -- 1.4%
  McGraw-Hill Companies, Inc.                 5,500        296,656
                                                       -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                                  SHARES       (NOTE 2)
------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
  Avalon Bay Communities, Inc.                2,500    $    92,500
  Boston Properties Inc.                      3,000        107,625
  Crescent Real Estate Equities Trust         5,000        118,750
  Equity Office Properties Trust              4,500        115,313
  Equity Residential Properties Trust         2,500        112,656
                                                       -----------
                                                           546,844
                                                       -----------
SOAPS -- 0.9%
  Colgate-Palmolive Co.                       2,000        197,500
                                                       -----------
TOBACCO -- 0.6%
  Philip Morris Companies, Inc.               3,000        120,563
                                                       -----------
U.S. GOVERNMENT AGENCIES -- 0.8%
  Federal National Mortgage Assn              2,500        170,938
                                                       -----------
UTILITIES -- ELECTRIC -- 3.8%
  CMS Energy Corp.                            3,000        125,625
  Carolina Power & Light Co.                  4,000        171,250
  Duke Energy Corp.                           4,000        217,500
  Edison Int'l                                6,000        160,500
  FPL Group, Inc.                             2,000        109,250
                                                       -----------
                                                           784,125
                                                       -----------
UTILITIES -- TELEPHONE -- 12.6%
  AT&T Corp.                                  6,200        346,034
  Ameritech Corp.                             4,500        330,750
  Bell Atlantic Corp.                         4,500        294,188
  Bellsouth Corp.                             6,000        281,250
  Frontier Corp.                              4,500        265,500
  GTE Corp.                                   4,000        303,000
  SBC Communications, Inc.                    5,800        336,400
  Sprint Corp. "FON"                          4,000        211,250
  US West Inc.                                4,000        235,000
                                                       -----------
                                                         2,603,372
                                                       -----------

TOTAL COMMON STOCKS
(COST $12,833,927)                                     $20,379,725
------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT
                                           --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  4.98%, due 08/19/99                      $100,000    $    99,322
Federal National Mortgage Assn.,
  4.90%, due 08/16/99                       150,000        149,061
                                                       -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $248,383)                                        $   248,383
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $13,082,310) -- 99.7%                            $20,628,108
OTHER ASSETS LESS LIABILITIES -- 0.3%                       66,748
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $20,694,856
==================================================================

The aggregate cost of securities for Federal income tax purpose at June 30, 1999 is $13,069,083.

    The following amounts are based on costs for Federal income tax purposes:

          Aggregate gross unrealized appreciation    $ 7,617,370
          Aggregate gross unrealized depreciation        (58,345)
                                                     -----------
          Net unrealized appreciation                $ 7,559,025
                                                     ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
ADR = American Depository Receipt.
Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 5.05 years as of June 30, 1999.

     For the quarter ended June 30, 1999, the Portfolio earned a total return of -6%. For the one year period ended June 30, 1999, the Portfolio earned a total return of 3.15% and for the five and ten year periods the Portfolio earned an average annual return of 6.68% and 7.16% respectively.

     The bond market produced negative returns across all sectors during the second quarter, as yields continued to ascend. Interest rates, as measured by the benchmark five-year U.S. Treasury, surged another 55 basis points to close the quarter at 5.65%; and the yield curve, as measured by the spread differential between the 2-year U.S. Treasury note and the 30-year U.S. Treasury bond, flattened. Short rates increased sharply relative to bonds in response to a tightening move by the Federal Reserve Bank ("Fed"). The Asset-backed sector was the best performer this past quarter, followed by Mortgages and Agencies.

     The resilient U.S. economy continued to expand at a robust pace supported by high productivity, consumer demand and low inflation. With global economic conditions improving and commodity prices rising, the Fed found it appropriate to raise the Fed Funds rate by 25 basis points to cool down the domestic economy and preemptively stifle inflation.

     The corporate sector underperformed, however, it was more a reflection of the sharp rise in interest rates and the longer duration of the sector than the credit fundamentals of Corporate America. Nonetheless, spreads did widen an average of about 15-20 basis points, as market participants showed concern about potential supply and Y2K issues. We expect strong second quarter earnings, which bodes well for spreads and equity markets.

     Our view for the coming quarter is that the economy will start to slow down, as the recent hike in rates works its way through the system. Commodity prices will probably continue to recover but inflation will most likely remain in check. The Fed as always will remain vigilant, but another change in monetary policy is not expected in the near future given that the Fed changed its bias to "neutral" from a bias to "tighten".

     Throughout the quarter, we increased the portfolio's exposure to Agencies, which is a sector that offers relative cheapness versus other spread product. The Portfolio's breakdown by sectors is as follows: Corporates 47%, U.S. Treasuries 36%, Agencies 6%, Mortgage-backed securities 6%, Asset-backed securities 3%, with the balance in cash equivalents. The average Moody's rating on the bonds in the Portfolio is Aa3, reflecting emphasis on higher quality debt issuers.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                           VALUE
DESCRIPTION                           PRINCIPAL AMOUNT    (NOTE 2)
------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 45.6%
------------------------------------------------------------------
Arizona Public Service,
  5.875%, due 02/15/04                 $1,000,000      $   968,634
Associates Corp. of North America,
  6.000%, due 06/15/00                  1,000,000          999,986
Associates Corp. of North America,
  6.250%, due 11/01/08                  1,000,000          949,432
BankBoston Corp., subordinated
  note, 6.625%, due 02/01/04            1,000,000          993,068
Bear Stearns Co. Inc.,
  7.250%, due 10/15/06                  1,000,000          990,110
Chase Manhattan Corp.,
  subordinated
  note, 6.313%, due 08/01/28            1,000,000          966,953
Commonwealth Edison Co.,
  7.000%, due 07/01/05                  1,000,000        1,008,194
Connecticut Light & Power Co.,
  7.250%, due 07/01/99                    747,000          747,000
Conoco Inc.,
  5.900%, due 04/15/04                  1,000,000          974,416
CSX Corp.,
  7.250%, due 05/01/04 144A             1,000,000        1,014,186
Delphi Auto Systems Corp.,
  6.125%, due 05/01/04                  1,000,000          974,164
Finova Capital Corp.,
  6.250%, due 11/01/02                  1,000,000          985,340
First Data Corp.,
  6.750%, due 07/15/05                  1,000,000          994,544
Ford Motor Credit Corp.,
  6.500%, due 02/28/02                  1,000,000        1,003,510
General Electric Capital Corp.,
  6.660%, due 05/01/18                  1,000,000        1,005,823
General Motors Acceptance Corp.,
  7.125%, due 05/01/03                  1,000,000        1,016,025
Illinois Central Railroad Co.,
  6.750%, due 05/15/03                  1,000,000        1,004,969
International Bank for
  Reconstruction & Development,
  5.625%, due 03/17/03                  1,000,000          984,741
Laidlaw Inc.,
  7.700%, due 08/15/02                  1,000,000        1,001,236
MCI Worldcom, Inc.,
  6.125%, due 08/15/01                  1,000,000          995,124
National Rural Utilities,
  6.750%, due 09/01/01                  1,000,000        1,007,165
Peco Energy Transition Trust,
  6.130%, due 03/01/09                  1,000,000          948,170
Philip Morris Companies, Inc.,
  7.500%, due 04/01/04                  1,000,000        1,029,490
Potash Corp. of Saskatchewan Inc.,
  7.125%, due 06/15/07                  1,000,000          975,353
Potomac Edison Co.,
  8.000%, due 06/01/06                  1,000,000        1,005,093
Provident Bank,
  6.375%, due 01/15/04                  1,000,000          973,536
Tyco International Group, SA,
  6.375%, due 06/15/05                  1,000,000          974,508
USA Waste Services Inc.,
  7.000%, due 10/01/04                  1,000,000        1,009,324
                                                       -----------
TOTAL CORPORATE BONDS AND NOTES
(COST $27,682,590)                                     $27,500,094
------------------------------------------------------------------
ASSET BACKED SECURITIES -- 3.1%
------------------------------------------------------------------
Chemical Master Credit Card Trust
  Series 1996-2 Class A,
  5.980%, due 09/15/08                 $1,000,000      $   973,990
Comed Rate Reduction, Class A-7,
  5.740%, due 12/25/08                  1,000,000          932,650
                                                       -----------
TOTAL ASSET BACKED SECURITIES
(COST $1,999,419)                                      $ 1,906,640
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.5%
------------------------------------------------------------------
Federal Home Loan Bank,
  5.125%, due 04/17/01                 $3,000,000      $ 2,964,738
Federal Home Loan Mortgage Corp.,
  4.840%, due 07/29/99                    100,000           99,624
Federal Home Loan Mortgage Corp.,
  REMIC, Series 1574,
  6.500%, due 02/15/21                  2,000,000        1,994,340
Federal National Mortgage Assn.,
  4.800%, due 07/13/99                     50,000           49,920
Federal National Mortgage Assn.,
  4.840%, due 02/05/99                    450,000          448,911
Federal National Mortgage Assn.,
  REMIC, Trust 94-75,
  7.000%, due 01/25/03                  1,000,000        1,007,790
Student Loan Marketing Assn.,
  5.780%, due 10/25/10                  1,000,000          978,160
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $7,555,748)                                      $ 7,543,483
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 35.5%
------------------------------------------------------------------
U.S. Treasury Note,
  6.000%, due 08/15/00                 $4,000,000      $ 4,025,000
U.S. Treasury Note,
  6.625%, due 07/31/00                  3,500,000        3,573,283
U.S. Treasury Note,
  6.500%, due 05/31/00                  5,000,000        5,112,500
U.S. Treasury Note,
  5.750%, due 11/30/02                  2,000,000        2,002,500
U.S. Treasury Note,
  7.500%, due 02/15/05                  1,000,000        1,076,875
U.S. Treasury Note,
  6.500%, due 10/15/06                  5,500,000        5,675,313
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $21,732,865)                                     $21,465,471
------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%
------------------------------------------------------------------
Sears Roebuck Acceptance Corp.,
  5.130%, due 07/20/99
  (COST $229,377)                      $  230,000      $   229,377
------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                           VALUE
DESCRIPTION                           PRINCIPAL AMOUNT    (NOTE 2)
------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATION -- 1.7%
------------------------------------------------------------------
British Columbia, Province of,
  7.250%, due 09/01/36
  (COST $992,799)                      $1,000,000      $ 1,012,170
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $60,192,798) -- 98.8%                            $59,657,235
OTHER ASSETS LESS LIABILITIES -- 1.2%                      697,941
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $60,355,176
==================================================================

The aggregate cost of securities for Federal income tax purpose at June 30, 1999 is $60,223,289.

    The following amounts are based on costs for Federal income tax purposes:

        Aggregate gross unrealized appreciation     $   207,625
        Aggregate gross unrealized depreciation        (773,679)
                                                    -----------
        Net unrealized appreciation                 ($  566,054)
                                                    ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income accounts with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of
20.2 years and a duration of 10.2 years as of June 30, 1999.

     For the quarter ended June 30, 1999, the Portfolio earned a total return of -2.9%. For the one year period ended June 30, 1999, the Portfolio earned a total return of -1.96% and for the five and ten year periods the Portfolio earned an average annual return of 8.95% and 8.72% respectively.

     The second quarter was a difficult one for the fixed income markets. All major sectors of the market produced negative returns, largely due to the substantial backup in interest rates. The yield on the Treasury long bond started the quarter at 5.62% and rose to 5.97% by quarter end. The rise in Treasury rates have produced a flatter yield curve, meaning short-term interest rates rose more than long term interest rates. The key factor currently driving this has been the Fed, which currently remains in play. After raising the Fed Funds rate by 25 basis points it is currently anticipated that the Fed could raise interest rates again by year-end. Corporate bonds have also been under pressure during the quarter, however, the weak performance had not been attributable to bad credit fundaments. Instead, it has come from the specter of supply and the lack of investor demand. Large corporate supply had been driven by heavy merger and acquisition financing, historically favorable interest rate levels, and Y2K worries. This heavy supply has overwhelmed the positive credit fundamentals and should continue but only for the near term. We expect the technical outlook (supply/demand factors) to improve as the supply overhang diminishes and the Fed becomes less of a factor as we enter the fourth quarter and Y2K issues remain outstanding. Overall, the economy continues to carry strong momentum, but despite a rebound in oil prices, there continues to be virtually no evidence of renewed inflation. Our view is that the recent Fed monetary tightening, but even more the run-up in market interest rates, will have the effect of cooling off the economy in the second half.

     As we noted in the previous quarter, we started to modestly add to our corporate exposure and would look to participate in the heavy new issue corporate supply during the second quarter. With the improving oil sector fundamentals we added Conoco, a major integrated oil and gas company, to the portfolio. The company tapped the bond market as part of its financing to split from DuPont. We also added AAA rated Agency paper to the portfolio and reduced some Treasury exposure as a way to add incremental yield. We continue to maintain the core group on credit holdings based on market dominance, superb management, and stability of earnings throughout market cycles. Some of these credits are GE, Lucent, Fifth Third Bank, and USA Waste. Over the near term we will be looking at opportunities to add cyclical names to the portfolio as these spreads over Treasuries have remained at the wider range historically.

     The Portfolio is currently invested in 38 corporate issuers, comprising 37% of total invested assets, U.S. Treasury issues represent 51%, with 9% in mortgage and asset-backed securities. The remaining represent cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio is Aa2.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                      PRINCIPAL AMOUNT         (NOTE 2)
-------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 35.5%
------------------------------------------------------------------
AT&T Corp., 6.500%, due 03/15/29   $1,000,000         $    899,386
Aetna Services Inc., 7.625%, due
  08/15/26                          1,000,000              980,339
Associate Corp. N.A. 6.250%, due
  11/01/08                          1,000,000              949,432
Boeing Co., 8.625%, due 11/15/31    1,000,000            1,130,216
Burlington Northern Railroad,
  6.750%, due 03/15/29              1,000,000              912,934
Capita Equipment Receivable Trust
  Series 1997-1, Class C, 6.480%,
  due 10/15/06                      1,000,000              967,040
Columbia/HCA Healthcare Corp.,
  7.690%, due 06/15/25              1,000,000              835,280
Commonwealth Edison Co., 7.000%,
  due 07/01/05                      1,000,000            1,008,194
Conoco Inc., 6.950%, due 04/15/29   1,500,000            1,401,048
Crown Cork and Seal Co., Inc.,
  7.375%, due 12/15/26              1,000,000              940,144
Discover Card Master Trust,
  6.200%, due 05/16/06              1,000,000              991,000
Enersis S.A., 7.400%, due
  12/01/16                          1,000,000              875,202
Federal Express Corp., Series
  97-A, 7.500%, due 01/15/18        1,945,242            1,933,609
Fifth Third Cap Trust I, Series
  A, 8.136%, due 03/15/27           2,000,000            2,035,368
Ford Motor Co., 6.375%, due
  02/01/29                          2,000,000            1,737,686
General Electric Capital Corp.,
  8.300%, due 09/20/09              2,000,000            2,239,216
General Motors Corp., 7.000%, due
  06/15/03                          1,000,000            1,009,367
GTE North Inc., Series D, 7.625%,
  due 05/15/26                      1,000,000              970,521
James River Corp., 7.750%, due
  11/15/23                          1,000,000              971,473
Laidlaw Inc., 7.875%, due
  04/15/05                          1,000,000              988,503
Legrand SA, 8.500%, due 02/15/25    1,000,000            1,079,887
Lockheed Martin Corp., 7.650%,
  due 05/01/16                      1,000,000              992,639
Lucent Technologies Inc., 5.500%,
  due 11/15/08                      2,000,000            1,840,100
MBIA Inc., 7.150%, due 07/15/27     1,000,000              967,229
MCI Worldcom, Inc., 6.950%, due
  08/15/28                          1,000,000              942,638
Merck & Co. Inc., 5.950%, due
  12/01/28                          1,000,000              875,970
Merrill Lynch & Co. Inc., 6.375%,
  10/15/08                          1,000,000              950,242
National City Bank, 7.250%, due
  10/21/11                          1,000,000              997,215
National Rural Utilities, 5.700%,
  due 01/15/10                      2,000,000            1,828,542
Peco Energy Transition Trust ABS,
  6.130%, due 03/01/09              2,000,000            1,896,340
Philip Morris Companies Inc.,
  7.250%, due 09/15/01              1,000,000            1,013,852
Seagram (J.E.) & Sons Inc.,
  9.650%, due 08/15/18              1,000,000            1,188,238
Swiss Bank Corp., 7.750%, due
  09/01/26                          2,000,000            2,028,010
Texaco Capital, Inc., 9.750%, due
  03/15/20                          1,000,000            1,260,030
Tyco Int'l Group SA, 7.000%, due
  06/15/28                          2,000,000            1,852,548
USA Waste Services Inc., 7.000%,
  due 10/01/04                      1,000,000            1,009,324
                                                      ------------
TOTAL CORPORATE BONDS AND NOTES
(COST $46,129,441)                                    $ 44,498,762
------------------------------------------------------------------
ASSET BACKED SECURITIES -- 2.4%
------------------------------------------------------------------
Comed Rate Reduction, 5.740%, due
  12/25/08                         $1,000,000         $    932,650
Standard Credit Card Master
  Trust, Series 94-2A, Class A,
  7.250%, due 04/07/06              2,000,000            2,068,636
                                                      ------------
TOTAL ASSET BACKED SECURITIES
(COST $3,102,760)                                     $  3,001,286
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  4.980%, due 08/19/99             $   100,000        $     99,322
Federal Home Loan Mortgage Corp.,
  6.850%, due 01/15/22               1,000,000             990,440
Federal National Mortgage Assn.,
  4.850%, due 08/02/99                 150,000             149,353
Federal National Mortgage Assn.,
  4.900%, due 08/16/99                 150,000             149,061
Federal National Mortgage Assn.,
  6.375%, due 06/15/09               1,000,000             989,453
Federal National Mortgage Assn.,
  REMIC, Trust 92-198, 7.500%,
  due 09/25/22                       2,000,000           2,021,411
Federal National Mortgage Assn.,
  6.250%, due 05/15/29               1,000,000             941,715
Student Loan Marketing Assn.,
  5.950%, due 07/25/09               1,000,000             991,250
Tennessee Valley Authority,
  5.375%, due 11/13/08               1,000,000             922,046
Tennessee Valley Authority,
  6.000%, due 03/15/13               1,000,000             940,000
                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
$8,165,255)                                           $  8,194,051
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 51.1%
------------------------------------------------------------------
U.S. Treasury Bond, 7.500%, due
  11/15/16                         $11,000,000        $ 12,364,693
U.S. Treasury Bond, 5.500%, due
  08/15/28                           6,000,000           5,478,750
U.S. Treasury Bond, 6.625%, due
  05/15/07                           3,000,000           3,124,689
U.S. Treasury Bond, 6.750%, due
  08/15/26                           9,500,000          10,135,313
U.S. Treasury Bond, 7.875%, due
  02/15/21                          10,000,000          11,843,750
U.S. Treasury Bond, 6.625%, due
  02/15/27                          15,500,000          16,318,602
U.S. Treasury Inflation Index
  Bond, 3.625%, due 04/15/28         1,000,000             944,375
U.S. Treasury Strips, 0.000%, due
  05/15/18                          12,900,000           3,914,363
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $68,185,303)                                    $ 64,124,535
------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                           VALUE
DESCRIPTION                        PRINCIPAL AMOUNT       (NOTE 2)
------------------------------------------------------------------
COMMERCIAL PAPER -- 1.2%
------------------------------------------------------------------
American Express Credit Corp.,
  5.050%, due 07/22/99             $  300,000        $    299,116
General Electric Capital Corp.,
  4.840%, due 07/12/99                550,000              549,187
TRW Inc., 5.300%, due 07/21/99        570,000              568,322
                                                      ------------
TOTAL COMMERCIAL PAPER
(COST $1,416,625)                                     $  1,416,625
------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.7%
------------------------------------------------------------------
British Columbia, Province of,
  7.250%, due 09/01/36             $1,000,000        $  1,012,170
Hydro-Quebec, 8.500%, due
  12/01/29                          1,000,000            1,118,340
                                                      ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(COST $2,050,221)                                     $  2,130,510
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $129,049,605) -- 98.4%                          $123,365,769
OTHER ASSETS LESS LIABILITIES -- 1.6%                    2,060,128
------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $125,425,897
==================================================================

The aggregate cost of securities for Federal income tax purposes at June 30,
  1999 is $129,080,097.
    The following amounts are based on costs for Federal income tax purposes:

        Aggregate gross unrealized appreciation      $ 1,705,072
        Aggregate gross unrealized depreciation       (7,419,400)
                                                     -----------
        Net unrealized depreciation                  ($5,714,328)
                                                     ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     The equity markets yet again turned out a superior performance in the second quarter of 1999. Rebounding from a global financial scare late last year, the markets took a look at the continued strength and profitability of the domestic economy and liked what it saw. Interestingly, stocks of smaller companies, as represented in the Russell 2000 Index, grabbed the lead mid-spring, and for the first time in some while performed better than the big-cap leaders of past quarters. Stock market strength was especially impressive in the presence of a substantial bond market weakness. Generally, higher interest rates act as a drag on stocks, but so far equities have pretty much shrugged off about a full percentage point rise in bond yields to date in 1999. The benchmark S&P 500 Index was up 6.92% for the quarter, while the Russell 2000 Index of smaller stocks was up 15.55%. The benchmark Lehman Brothers Gov't/Corporate bond Index fell by 1.10%.

     We see the economy, and thus corporate profits cooling a little bit in the second half. Year-to-date gains in the stock market would still make for a decent 1999 even if stocks were flat for the rest of the year, and that is our expected outcome. We do not see a recession, and feel that the primary downside risk is an economy that overheats and sends interest rates much higher -- a bear market in bonds would spill over to equities.

     For the quarter ended June 30, 1999, the Portfolio earned a total return of 5.24%. For the one year period ended June 30, 1999, the Portfolio earned a total return of 25.30%. For the five and ten year periods ended June 30, 1999, the Portfolio earned an average annual return of 21.74% and 14.67% respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     As of June 30, 1999, the Diversified Portfolio was invested 83% in common stocks, 15% in bonds, and 2% in money-market equivalents.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                          VALUE
DESCRIPTION                               SHARES         (NOTE 2)
------------------------------------------------------------------
COMMON STOCKS -- 81.9%
------------------------------------------------------------------
AIR TRANSPORTATION -- 2.5%
  AMR Corp.*                                  500       $   34,125
  Delta Airlines Inc.                         600           28,813
  UAL Corp.                                   400           26,000
                                                        ----------
                                                            88,938
                                                        ----------
AUTOMOBILES -- 0.8%
  Ford Motor Co.                              500           28,219
                                                        ----------
BANKS/MAJOR -- 3.0%
  BankAmerica Corp.                           300           21,993
  Chase Manhattan Corp.                       500           43,313
  Citigroup Inc.                              900           42,750
                                                        ----------
                                                           108,056
                                                        ----------
BANKS/REGIONAL -- 2.3%
  BankBoston Corp.                            500           25,563
  Fleet Financial Group, Inc.                 500           22,188
  Mellon Bank Corp.                         1,000           36,375
                                                        ----------
                                                            84,126
                                                        ----------
BIO TECHNOLOGIES -- 1.4%
  BioGen, Inc.*                               800           51,450
                                                        ----------
CABLE TELEVISION -- 2.7%
  Cablevision Systems Corp.*                  600           42,000
  Comcast Corp., (Class A)                  1,400           53,813
                                                        ----------
                                                            95,813
                                                        ----------
CHEMICALS -- 2.2%
  DuPont (E.I.) de Nemours & Co.              600           40,988
  Dow Chemical Co.                            300           38,063
                                                        ----------
                                                            79,051
                                                        ----------
COMPUTER SERVICES -- 0.9%
  America Online, Inc.*                       300           33,150
                                                        ----------
COMPUTER STORAGE DEVICES -- 0.6%
  EMC Corp.                                   400           22,000
                                                        ----------
DRUGS -- 5.5%
  American Home Products Corp.                500           28,750
  Bristol Myers Squibb Co.                    300           35,219
  Lilly (Eli) & Co.                           200           14,325
  Pfizer Inc.                                 400           32,925
  Schering-Plough Corp.                       600           31,800
  SmithKline Beecham PLC, ADR                 400           26,425
  Warner Lambert Co.                          600           27,750
                                                        ----------
                                                           197,194
                                                        ----------
ELECTRICAL EQUIPMENT -- 3.4%
  Emerson Electric Co.                        500           31,438
  General Electric Co.                        800           90,400
                                                        ----------
                                                           121,838
                                                        ----------
ELECTRONICS -- 3.5%
  Applied Materials, Inc.*                    500           36,938
  Hewlett-Packard Co.                         300           30,150
  Intel Corp.                                 500           29,750
  Texas Instruments, Inc.                     200           29,000
                                                        ----------
                                                           125,838
                                                        ----------
ENTERTAINMENT -- 3.9%
  Cumulus Media Inc. (Class A)*               500           10,938
  Disney (Walt) Co.                           900           27,731
  Infinity Broadcasting Corp.
    (Class A)*                              1,200           35,700
  Time Warner, Inc                            900           66,150
                                                        ----------
                                                           140,519
                                                        ----------

                                                          VALUE
DESCRIPTION                               SHARES         (NOTE 2)
------------------------------------------------------------------
FINANCIAL SERVICES -- 2.6%
  American Express Co.                        300       $   39,038
  Associates First Capital Corp.
    (Class A)                                 600           26,588
  Morgan (JP) & Co. Inc.                      200           28,100
                                                        ----------
                                                            93,726
                                                        ----------
HOSPITAL MANAGEMENT -- 0.5%
  United HealthCare Corp.                     300           18,788
                                                        ----------
HOSPITAL SUPPLIES -- 1.1%
  Johnson & Johnson                           400           39,200
                                                        ----------
INSURANCE -- 1.6%
  American International Group,
    Inc.                                      500           58,531
                                                        ----------
OFFICE & BUSINESS EQUIPMENT -- 7.1%
  Compaq Computer Corp.                       600           14,213
  Dell Computer Corp.*                        800           29,600
  International Business Machines
    Corp.                                     600           77,550
  Microsoft Corp.*                            800           72,150
  Oracle Corp.*                               500           18,563
  Sun Microsystems, Inc.*                     600           41,325
                                                        ----------
                                                           253,401
                                                        ----------
OIL -- DOMESTIC -- 0.7%
  Atlantic Richfield Co.                      300           25,069
                                                        ----------
OIL -- INTERNATIONAL -- 4.8%
  BP Amoco PLC Sponsored ADR                  400           43,400
  Chevron Corp.                               300           28,556
  Exxon Corp.                                 500           38,563
  Mobil Corp.                                 300           29,700
  Texaco, Inc.                                500           31,250
                                                        ----------
                                                           171,469
                                                        ----------
OIL -- SERVICES -- 4.9%
  Baker Hughes, Inc.                          800           26,800
  B.J. Services Co.*                        1,000           29,437
  Diamond Offshore Drilling Inc.              900           25,537
  Halliburton Holdings Co.                    700           31,675
  Schlumberger Limited                        600           38,213
  Weatherford International, Inc.*            700           25,638
                                                        ----------
                                                           177,300
                                                        ----------
PAPER & PAPER PRODUCTS -- 4.7%
  Bowater Inc.                                700           33,075
  Champion International Corp.                700           33,513
  International Paper Co.                     600           30,300
  Georgia-Pacific Corp.                       900           42,638
  Temple-Inland Inc.                          400           27,300
                                                        ----------
                                                           166,826
                                                        ----------
RESTAURANT -- 1.2%
  McDonald's Corp.                          1,000           41,313
                                                        ----------
RETAIL -- 3.1%
  Gap (The) Inc.                              900           45,338
  Home Depot Inc.                             500           32,218
  Wal-Mart Stores Inc.                        700           33,775
                                                        ----------
                                                           111,331
                                                        ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                          VALUE
DESCRIPTION                               SHARES         (NOTE 2)
------------------------------------------------------------------
TELECOMMUNICATIONS -- 12.3%
  Cisco Systems, Inc.*                        600       $   38,700
  General Instrument Corp.*                 1,000           42,500
  Global Crossing LTD                         600           25,537
  L-3 Communications Holdings Inc.*           500           24,156
  Lucent Technologies Inc.                    600           40,463
  MCI WorldCom, Inc.*                         900           77,625
  Nokia Corp., Sponsored ADS                  600           54,937
  Qwest Communications Int'l. Inc.          1,800           59,513
  Sprint Corp. "PCS"*                         400           22,850
  Tellabs Inc.*                               800           54,050
                                                        ----------
                                                           440,331
                                                        ----------
TOBACCO -- 0.6%
  Philip Morris Cos., Inc.                    500           20,094
                                                        ----------
U.S. GOVERNMENT AGENCIES -- 1.0%
  Federal National Mortgage Assn              500           34,179
                                                        ----------
UTILITIES -- TELEPHONE -- 3.0%
  AT&T Corp.                                1,200           66,975
  Sprint Corp. "FON"                          800           42,250
                                                        ----------
                                                           109,225
                                                        ----------
TOTAL COMMON STOCKS
(COST $1,699,619)                                       $2,936,975
------------------------------------------------------------------

                                                          VALUE
DESCRIPTION                          PRINCIPAL AMOUNT    (NOTE 2)
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 2.8%
------------------------------------------------------------------
Federal National Mortgage Assn.,
  4.84%, due 07/19/99
  (COST $99,758)                         $100,000       $   99,758
------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 14.6%
------------------------------------------------------------------
U.S. Treasury Note, 7.50%, due
  05/15/02 (COST $509,850)               $500,000       $  524,219
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,309,227) -- 99.3%                              $3,560,952
OTHER ASSETS LESS LIABILITIES -- 0.7%                       24,809
------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $3,585,761
==================================================================

The aggregate cost of securities for Federal income tax purposes at June 30, 1999 is $2,313,963.

    The following amounts are based on costs for Federal income tax purposes:

        Aggregate gross unrealized appreciation      $1,260,072
        Aggregate gross unrealized depreciation         (13,083)
                                                     ----------
        Net unrealized appreciation                  $1,246,989
                                                     ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
  ADR = American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     U.S. Treasury and Agency securities fell steadily in price in the second quarter 1999, continuing what has become an eight-month bear market for bonds. The price drop is attributable to the effects of surging domestic growth, global economic recovery, and a firming in key commodity prices -- all of which led market participants to expect (correctly) a monetary tightening by the Federal Reserve on the last day of June. Treasury yields moved up by 35-55 basis points (hundredths of a percentage point), lifting interest rates up to levels not seen since mid 1997. The yield curve remained flat by historical standards, with relatively little incremental return for extending out in maturity. Of further note was the continued relative poor performance of U.S. Government Agency securities, which currently trade with historically wide yield risk premiums given their implicit government backing.

     The economy currently carries strong momentum, but despite a rebound in oil prices, there continues to be virtually no evidence of renewed inflation. Our view is that the recent Fed monetary tightening, but even more the run-up in market interest rates, will have the effect of cooling off the economy in the second half. Bonds have moved into the upper end of a broad trading range, and now offer yields that we find attractive for the patient investor. The portfolio has moved towards a fully invested duration posture, with a bias in favor of lower volatility and a somewhat flatter yield curve.

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 3.8 years at June 30, 1999.

     For the quarter ended June 30, 1999, the Portfolio earned a total return of -2%. For the one year period ended June 30, 1999, the Portfolio earned a total return of 3.73%. Since inception in December 1994, the Portfolio earned an average annual return of 5.39% for the period ended June 30, 1999.

     The Portfolio is currently invested 100% in U.S. Treasury and Agency obligations. Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                           PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 37.7%
------------------------------------------------------------------
U.S. Treasury Note, 6.000%, due
  08/15/99                            $ 1,000,000      $ 1,001,563
U.S. Treasury Note, 5.875%, due
  11/15/99                              1,000,000        1,003,125
U.S. Treasury Note 7.750%, due
  11/30/99                              1,000,000        1,010,938
U.S. Treasury Note, 6.250%, due
  01/31/02                             10,000,000       10,146,880
U.S. Treasury Note 5.625%, due
  12/31/02                              1,000,000          997,813
U.S. Treasury Note, 5.500%, due
  01/31/03                              3,000,000        2,979,375
U.S. Treasury Note, 5.500%, due
  10/25/06                              5,000,000        5,159,375
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $22,649,650)                                     $22,299,069
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.2%
------------------------------------------------------------------
Attransco, Inc., 6.120%, due
  04/01/08                            $ 1,899,042      $ 1,820,877
Federal Home Loan Bank, 4.875%,
  due 01/22/02                          1,000,000          975,208
Federal Home Loan Bank, 5.125%,
  due 02/26/02                          1,000,000          980,055
Federal Home Loan Bank, 5.500%,
  due 01/21/03                          2,000,000        1,964,264
Federal Home Loan Mortgage Corp.,
  5.100%, due 07/09/99                    400,000          399,547
Federal Home Loan Mortgage Corp.,
  4.730%, due 07/12/99                    200,000          199,714
Federal Home Loan Mortgage Corp.,
  4.730%, due 07/14/99                    650,000          648,899
Federal Home Loan Mortgage Corp.,
  4.840%, due 07/29/99                  2,325,000        2,316,248
Federal Home Loan Mortgage Corp.,
  4.920%, due 08/19/99                    350,000          347,656
Federal Home Loan Mortgage Corp.,
  4.980%, due 08/19/99                    225,000          223,475
Federal Home Loan Mortgage Corp.,
  6.300%, due 06/01/04                  2,000,000        1,982,028
Federal National Mortgage Corp.,
  6.500%, due 11/15/21                  1,500,000        1,479,524
Federal National Mortgage Corp.,
  6.500%, due 03/01/26                  1,000,000          964,100
Federal National Mortgage Assn.,
  4.770%, due 07/01/99                  3,300,000        3,300,000
Federal National Mortgage Assn.,
  4.800%, due 07/13/99                     75,000           74,880
Federal National Mortgage Assn.,
  4.740%, due 07/19/99                  1,050,000        1,047,512
Federal National Mortgage Assn.,
  4.960%, due 07/28/99                    150,000          149,442
Federal National Mortgage Assn.,
  4.900%, due 08/24/99                    400,000          397,060
Federal National Mortgage Assn.,
  7.000%, due 01/25/03                    285,000          287,220
Federal National Mortgage Assn.,
  5.750%, due 04/15/03                  2,000,000        1,997,146
Federal National Mortgage Assn.,
  5.875%, due 04/23/04                  1,000,000          973,631
Federal National Mortgage Assn.
  REMIC Trust, 5.750%, due
  08/25/18                                399,933          398,913
Federal National Mortgage Assn.
  REMIC Trust, 6.500%, due
  10/25/23                              1,300,000        1,307,924
Government National Mortgage
  Assn., 7.500%, due 05/15/24             447,570          452,565
Government National Mortgage
  Assn., 7.500%, due 10/15/24             160,171          161,959
Government National Mortgage
  Assn., 7.000%, due 09/20/28           1,698,698        1,670,619
Private Export Funding Corp.,
  7.010%, due 04/30/04                  2,000,000        2,068,690
Private Export Funding Corp.,
  5.250%, due 05/15/05                  2,500,000        2,375,495
Tennessee Valley Authority Series
  A, 6.375%, due 06/15/05                 500,000          501,467
Tennessee Valley Authority Series
  A, 5.375%, due 11/13/08               2,000,000        1,844,091
Tennessee Valley Authority Series
  A, 6.000%, due 03/15/13               1,000,000          940,000
U.S. Government -- HUD, 6.230%,
  due 08/01/02                          2,000,000        2,012,623
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $36,783,846)                                     $36,242,832
------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $59,433,496) -- 98.9%                            $58,541,901
OTHER ASSETS LESS LIABILITIES -- 1.1%                      654,607
------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $59,196,508
==================================================================

The aggregate cost of securities for federal income tax purposes on June 30, 1999 is $59,433,496.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation     $   151,802
        Aggregate gross unrealized depreciation      (1,043,397)
                                                    -----------
        Net unrealized appreciation                 $  (891,595)
                                                    ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     During the past three months, U.S. financial markets have seemingly regained a measure of stability clearly lacking in the second half of 1998. The equity markets made new highs while the fixed income markets adjusted to the widely anticipated and telegraphed (since the Federal Reserve's tightening bias adopted at the May 18 FOMC meeting) 0.25% increase in the federal funds rate undertaken at the June 29-30 FOMC meeting. The U.S. Treasury market spent much of the quarter in retreat as the long bond's yield moved above 6% for the first time since May 1998. In like fashion, yields on money market securities generally increased about 0.25% during the past few months. The Fed felt compelled to increase interest rates based on the continued buoyant performance of the U.S. economy despite the relative absence of inflationary signs. The Fed's implicit "taking back" some or all of last year's cumulative 0.75% easing is on the minds of some market participants. The current estimate of first quarter real GDP is 4.1% with second quarter tracking similarly, a level not likely to provide comfort to Federal Reserve Board members wary of falling behind the curve in addressing above-trend economic growth and inevitable pressures leading to an uptick in inflation. Thus, while April's 0.7% CPI increase (core, 0.4% gain) is viewed as an aberration (and confirmed by May's 0.0%, core 0.1% gain), strength in the U.S.'s retail sales, equity markets, labor markets, etc. provided sufficient cover for the Fed to raise interest rates at quarter's close. Accompanying the rate increase was a move by the FOMC to remove the aforementioned tightening bias from its policy directive going to a neutral stance on near-term prospective interest rate moves. There has been much debate as to the implications of the bias removal, but it seems that, presented with further evidence that the U.S. economy refuses to glide toward a desired 3-3.5% real GDP path, the Fed will not hesitate to move interest rates up again in the third quarter. The fixed income markets are pricing in at least one more Fed tightening in 1999. Such a move at the August 24 Fed meeting is very possible. Clues as to what the Fed may do near term may come at Chairman Greenspan's July 22 Humphrey-Hawkins testimony before the House Banking Committee. For the Fed to avoid falling behind the inflation curve, the thinking here is that the Fed will err on the side of preemptively tightening in the months ahead. The Fed could move sooner rather than later: it may likely find itself in the position of providing increased liquidity in the fourth quarter to address Y2K distortions just beginning to become evident in the markets. Thus, there may soon come a time to lock in attractive money market yields extending into the year 2000, but we have not yet reached that point.

     The Treasury yield curve moved upward significantly in the second quarter with a particular increase in interest rates between two years and ten years. Interest rates on the long bond increased 35 basis points (1/100 of a percentage point) during the quarter from a yield of 5.62% at March 31, 1999 to 5.97% at quarter end. Yields on the short end held also rose, as the three-month T-bill yield moved up 29 basis points from 4.47% at March 31, 1999 to 4.76% at June 30, 1999.

     Going forward, the average maturity of the Portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. To take advantage of such perceived market opportunities, the average maturity of the portfolio was reduced from 46.3 days at March 31, 1999, to approximately 39.3 days at June 30, 1999.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income. The 30-day and 7-day current yields of the Portfolio were 4.55% and 4.60%, respectively, as of June 30, 1999.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Portfolio seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                           PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 95.7%
------------------------------------------------------------------
American Crystal Sugar Co.,
  5.120%, due 07/09/99                $2,000,000        $1,997,724
American Express Credit Corp.,
  4.800%, due 07/06/99                 2,600,000         2,598,267
American Express Credit Corp.,
  4.860%, due 07/06/99                 3,700,000         3,697,503
American Express Credit Corp.,
  5.050%, due 07/22/99                   650,000           648,085
Aristar, Inc., 5.150%, due
  07/19/99                             4,000,000         3,989,700
Associates Corp. N.A., 4.850%,
  due 7/23/99                          4,000,000         3,988,144
Associates Corp. N.A., 4.880%,
  due 10/08/99                         8,000,000         7,892,640
Bank One, Cleveland, N.A.,
  4.910%, due 07/15/99(a)              3,401,000         3,237,000
Capital One Funding Corp.,
  4.910%, due 07/15/99(a)              3,400,000         3,564,000
C.I.T. Group Holdings, Inc.,
  4.840%, due 07/09/99                 5,200,000         5,194,407
Ciesco, L.P., 5.000%, due
  07/19/99                             6,700,000         6,683,250
Ciesco, L.P., 4.980%, due
  07/28/99                             2,700,000         2,689,916
Coca-Cola Enterprises Inc.,
  5.010%, due 08/09/99                   550,000           547,015
Coca-Cola Enterprises Inc.,
  4.900%, due 08/11/99                 3,625,000         3,604,770
Commercial Credit Corp., 4.970%,
  due 07/13/99                        14,000,000        13,976,807
CSX Corp., 5.090%, due 07/09/99        2,000,000         1,997,738
Countrywide Funding Corp.,
  4.920%, due 07/08/99                 2,600,000         2,597,513
Countrywide Funding Corp.,
  5.000%, due 07/19/99                 5,000,000         4,987,500
Countrywide Funding Corp.,
  5.000%, due 08/03/99                 6,850,000         6,818,604
Dayton Hudson Corp., 5.050%, due
  07/09/99                             2,000,000         1,997,756
Edison Asset Securitization,
  4.850%, due 07/01/99                11,200,000        11,200,000
Edison Asset Securitization,
  4.980%, due 07/30/99                 2,050,000         2,041,776
Enterprise Funding Corp., 5.130%,
  due 07/09/99                         4,009,000         4,004,430
Enterprise Funding Corp., 4.910%,
  due 07/14/99                         4,000,000         3,992,908
Enterprise Funding Corp., 5.030%,
  due 07/28/99                         4,832,000         4,813,771
Enterprise Funding Corp., 4.870%,
  due 08/26/99                         1,000,000           992,424
Finova Capital Corp., 4.940%, due
  07/30/99                             6,000,000         5,976,123
Finova Capital Corp., 4.880%, due
  08/27/99                             2,500,000         2,480,683
Ford Motor Credit Corp., 4.840%,
  due 07/08/99                         7,000,000         6,993,412
Ford Motor Credit Corp., 5.200%,
  due 07/14/99                         1,250,000         1,247,653
Ford Motor Credit Corp. Canada,
  4.820%, due 07/09/99                 1,000,000           998,929
General Electric Capital Corp.,
  5.200%, due 07/06/99                   700,000           699,494
General Electric Capital Corp.,
  4.810%, due 07/07/99                 2,200,000         2,198,236
General Electric Capital Corp.,
  4.840%, due 07/12/99                   800,000           798,817
General Motors Acceptance Corp.,
  4.810%, due 07/12/99                 8,170,000         8,157,992
Golden Funding Corp -- Series B.,
  5.050%, due 07/07/99                 9,994,000         9,985,588
Golden Funding Corp -- Series B.,
  5.020%, due 08/03/99                 4,000,000         3,981,593
Goldman Sachs Group, L.P.,
  5.080%, due 07/15/99                 5,000,000         5,000,000
Goldman Sachs Group, L.P.,
  5.400%, due 02/25/00                 6,000,000         6,000,000
Heller Financial, Inc., 5.000%,
  due 07/20/99                        14,000,000        13,963,056
Household International Inc.,
  4.830%, due 07/02/99                 2,850,000         2,849,618
Houston Industries Financial
  Corp., 5.080%, due 07/14/99          1,600,000         1,597,065
Houston Industries Financial
  Corp., 5.150%, due 07/15/99          1,000,000           997,997
Johnson Controls Inc., 4.940%,
  due 07/19/99                        11,800,000        11,770,854
Lehman Syndicated Loan Funding,
  5.053%, due 03/15/00                 7,000,000         7,000,000
Lehman Brothers Holdings Inc.,
  6.150%, due 03/15/00                 3,575,000         3,582,987
MCI Worldcom, Inc., 5.180%, due
  07/09/99                             2,600,000         2,597,007
Merrill Lynch and Co., Inc.,
  4.810%, due 07/06/99                 4,000,000         3,997,328
Merrill Lynch and Co., Inc.,
  4.810%, due 07/08/99                 3,225,000         3,221,984
Montauk Funding Corp., 4.840%,
  due 07/15/99                         8,552,000         8,535,903
Montauk Funding Corp., 4.840%,
  due 07/27/99                           900,000           896,854
Morgan (JP) & Co., 4.850%, due
  08/20/99                             3,125,000         3,103,950
Norfolk Southern Corp., 5.200%,
  due 07/22/99                         1,300,000         1,296,057
Paccar Financial Services Ltd.,
  5.200%, due 07/29/99                 7,200,000         7,170,880
Sears Roebuck Acceptance Corp.,
  5.130%, due 07/20/99                   960,000           957,401
TRW, Inc., 5.230%, due 07/13/99        1,000,000           998,257
Textron Financial Corp., 5.150%,
  due 07/14/99                         2,600,000         2,595,164
Transamerica Finance Group Inc.,
  5.100%, due 08/27/99                 9,700,000         9,621,672
Union Bancal Corp., 5.250%, due
  05/08/00                             5,000,000         5,000,000
Wachovia Corp., 4.970%, due
  07/29/99                             8,201,001         8,201,001
Windmill Funding Corp., 5.030%,
  due 08/12/99                         1,800,000         1,789,563
                                                      ------------
TOTAL COMMERCIAL PAPER
(COST $266,016,766)                                   $266,016,766
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 2.9%
------------------------------------------------------------------
Federal Home Loan Bank, 5.000%,
  due 02/10/00 (COST $8,000,000)      $8,000,000        $8,000,000
------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                            VALUE
DESCRIPTION                           PRINCIPAL AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.4%
------------------------------------------------------------------
Asset-Backed Sec. Inv. Trust,
  5.278%, due 01/15/03
  (COST $4,000,000)                   $4,000,000        $4,000,000
------------------------------------------------------------------
TOTAL INVESTMENTS (COST
$278,016,766) -- 100%                                 $278,016,766
OTHER ASSETS LESS LIABILITIES -- 0%                         36,429
------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $278,053,195
------------------------------------------------------------------

                       See notes to financial statements.
--------------------------------------------------------------------------------
(a) The interest rate is subject to change periodically based on the greater of the 30 or 90-day non-financial commercial paper rate plus 10 basis points. This instrument resets on a weekly basis. The rate shown was in effect as of June 30, 1999.
    Percentages are based on net assets.

                             MONY SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                       INTERMEDIATE    LONG TERM
                                                       EQUITY GROWTH   EQUITY INCOME    TERM BOND         BOND       DIVERSIFIED
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                       -------------   -------------   ------------   ------------   -----------
ASSETS
    Securities, at value (Note 2)*...................   $3,466,539      $20,628,108    $59,657,235    $123,365,769   $3,560,952
    Cash.............................................       40,233           73,602         49,028          64,480       51,063
    Dividends receivable.............................        2,144           30,904              0               0        1,764
    Interest receivable..............................            0                0        888,601       2,155,206        4,793
    Receivable for fund shares sold..................           35            2,271         15,656         102,300           10
    Receivable for securities sold...................       13,846                0              0               0            0
                                                        ----------      -----------    -----------    ------------   ----------
Total assets.........................................    3,522,797       20,734,885     60,610,520     125,687,755    3,618,582
                                                        ----------      -----------    -----------    ------------   ----------
LIABILITIES
    Payable for fund shares redeemed.................          241            6,587        203,489         176,866          362
    Payable for securities purchased.................        5,811                0              0               0       12,651
    Accrued expenses:
         Investment advisory fees....................        1,532            9,320         27,440          57,119        1,580
         Custodian fees..............................        5,236            7,190          3,403           1,680        5,533
         Accounting fees.............................        2,315            2,607          3,069           3,684        2,322
         Professional fees...........................       12,349           13,556         15,760          18,583       10,243
         Miscellaneous fees..........................          101              769          2,183           3,926          130
                                                        ----------      -----------    -----------    ------------   ----------
Total liabilities....................................       27,585           40,029        255,344         261,858       32,821
                                                        ----------      -----------    -----------    ------------   ----------
NET ASSETS...........................................   $3,495,212      $20,694,856    $60,355,176    $125,425,897   $3,585,761
                                                        ==========      ===========    ===========    ============   ==========
Net assets consist of:
    Capital stock -- $.01 par value..................   $      846      $     8,457    $    56,231    $    100,083   $    1,777
    Additional paid-in capital.......................    1,795,475       11,756,573     59,362,422     127,261,794    2,018,089
    Undistributed net investment income (loss).......      (35,068)         159,192      1,634,921       3,273,414      (47,391)
    Undistributed/accumulated net realized gain
      (loss) on investments..........................      351,483        1,224,836       (162,835)        474,442      361,561
    Net unrealized appreciation (depreciation) of
      investments....................................    1,382,476        7,545,798       (535,563)     (5,683,836)   1,251,725
                                                        ----------      -----------    -----------    ------------   ----------
NET ASSETS...........................................   $3,495,212      $20,694,856    $60,355,176    $125,425,897   $3,585,761
                                                        ==========      ===========    ===========    ============   ==========
Shares of capital stock outstanding..................       84,633          845,670      5,623,116      10,008,345      177,721
                                                        ----------      -----------    -----------    ------------   ----------
Net asset value per share of outstanding capital
  stock..............................................   $    41.30      $     24.47    $     10.73    $      12.53   $    20.18
                                                        ==========      ===========    ===========    ============   ==========
*Investments at cost.................................   $2,084,063      $13,082,310    $60,192,798    $129,049,605   $2,309,227

                                                       GOVERNMENT       MONEY
                                                       SECURITIES       MARKET
                                                        PORTFOLIO     PORTFOLIO
                                                       -----------   ------------
ASSETS
    Securities, at value (Note 2)*...................  $58,541,901   $278,016,766
    Cash.............................................       74,233         53,244
    Dividends receivable.............................            0              0
    Interest receivable..............................      766,976        646,232
    Receivable for fund shares sold..................       46,775        929,102
    Receivable for securities sold...................            0              0
                                                       -----------   ------------
Total assets.........................................   59,429,885    279,645,344
                                                       -----------   ------------
LIABILITIES
    Payable for fund shares redeemed.................      188,557      1,429,669
    Payable for securities purchased.................            0              0
    Accrued expenses:
         Investment advisory fees....................       27,180        104,764
         Custodian fees..............................        1,447         12,323
         Accounting fees.............................        2,789          5,681
         Professional fees...........................       11,855         28,164
         Miscellaneous fees..........................        1,549         11,548
                                                       -----------   ------------
Total liabilities....................................      233,377      1,592,149
                                                       -----------   ------------
NET ASSETS...........................................  $59,196,508   $278,053,195
                                                       ===========   ============
Net assets consist of:
    Capital stock -- $.01 par value..................  $    54,798   $  2,780,532
    Additional paid-in capital.......................   58,589,595    275,272,663
    Undistributed net investment income (loss).......    1,433,719              0
    Undistributed/accumulated net realized gain
      (loss) on investments..........................        9,991              0
    Net unrealized appreciation (depreciation) of
      investments....................................     (891,595)             0
                                                       -----------   ------------
NET ASSETS...........................................  $59,196,508   $278,053,195
                                                       ===========   ============
Shares of capital stock outstanding..................    5,479,834    278,053,195
                                                       -----------   ------------
Net asset value per share of outstanding capital
  stock..............................................  $     10.80   $       1.00
                                                       ===========   ============
*Investments at cost.................................  $59,433,496   $278,016,766

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

STATEMENTS OF OPERATIONS For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                         INTERMEDIATE    LONG TERM
                                                         EQUITY GROWTH   EQUITY INCOME    TERM BOND         BOND       DIVERSIFIED
                                                           PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                         -------------   -------------   ------------    ---------     -----------
INVESTMENT INCOME:
    Interest...........................................    $  2,877       $    6,472     $ 1,810,808    $  3,884,209    $ 19,976
    Dividends..........................................      14,568          226,121               0               0      13,266
                                                           --------       ----------     -----------    ------------    --------
         Total investment income.......................      17,445          232,593       1,810,808       3,884,209      33,242
                                                           --------       ----------     -----------    ------------    --------
EXPENSES:
    Investment advisory fees (Note 3)..................       8,227           49,879         150,143         326,109       8,607
    Custodian fees.....................................       4,802            4,975           2,572           1,474       4,843
    Accounting fees (Note 3)...........................      12,617           13,703          16,285          19,755      12,617
    Professional fees..................................       4,023            4,281           4,953           5,861       4,021
    Directors fees.....................................         102              678           2,132           4,080         101
    Miscellaneous fees.................................          51              323           1,129           2,221          49
                                                           --------       ----------     -----------    ------------    --------
         Total expenses................................      29,822           73,839         177,214         359,500      30,238
         Expenses reduced by a custodian fee
           arrangement.................................        (794)            (439)         (1,327)           (959)       (622)
                                                           --------       ----------     -----------    ------------    --------
         Net expenses..................................      29,028           73,400         175,887         358,541      29,616
                                                           --------       ----------     -----------    ------------    --------
Net investment income (loss)...........................     (11,583)         159,193       1,634,921       3,525,668       3,626
                                                           --------       ----------     -----------    ------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 2):
    Realized gain from security transactions (excluding
      short-term securities):
         Proceeds from sales...........................     715,752        3,980,792      11,419,730      18,150,578     644,100
         Less: Cost of securities sold.................     383,160        2,769,184      11,417,272      17,897,905     328,796
                                                           --------       ----------     -----------    ------------    --------
Net realized gain on investments.......................     332,592        1,211,608           2,458         252,673     315,304
Net increase (decrease) in unrealized appreciation of
  investments..........................................     188,277        1,067,041      (1,988,140)    (12,012,100)    149,494
                                                           --------       ----------     -----------    ------------    --------
Net realized and unrealized gain (loss) on
  investments..........................................     520,869        2,278,649      (1,985,682)    (11,759,427)    464,798
                                                           --------       ----------     -----------    ------------    --------
Net increase (decrease) in net assets resulting from
  operations...........................................    $509,286       $2,437,842     $  (350,761)   $ (8,233,759)   $468,424
                                                           ========       ==========     ===========    ============    ========

                                                         GOVERNMENT
                                                         SECURITIES    MONEY MARKET
                                                          PORTFOLIO     PORTFOLIO
                                                         ----------    ------------
INVESTMENT INCOME:
    Interest...........................................  $ 1,614,846    $7,753,153
    Dividends..........................................            0             0
                                                         -----------    ----------
         Total investment income.......................    1,614,846     7,753,153
                                                         -----------    ----------
EXPENSES:
    Investment advisory fees (Note 3)..................      147,329       613,947
    Custodian fees.....................................        3,445        11,535
    Accounting fees (Note 3)...........................       15,331        35,102
    Professional fees..................................        4,740        10,101
    Directors fees.....................................        1,620        12,779
    Miscellaneous fees.................................          929         7,134
                                                         -----------    ----------
         Total expenses................................      173,394       690,598
         Expenses reduced by a custodian fee
           arrangement.................................       (2,258)       (3,327)
                                                         -----------    ----------
         Net expenses..................................      171,136       687,271
                                                         -----------    ----------
Net investment income (loss)...........................    1,443,710     7,065,882
                                                         -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 2):
    Realized gain from security transactions (excluding
      short-term securities):
         Proceeds from sales...........................      585,286             0
         Less: Cost of securities sold.................      585,286             0
                                                         -----------    ----------
Net realized gain on investments.......................            0             0
Net increase (decrease) in unrealized appreciation of
  investments..........................................   (1,659,567)            0
                                                         -----------    ----------
Net realized and unrealized gain (loss) on
  investments..........................................   (1,659,567)            0
                                                         -----------    ----------
Net increase (decrease) in net assets resulting from
  operations...........................................  $  (215,857)   $7,065,882
                                                         ===========    ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        EQUITY GROWTH PORTFOLIO       EQUITY INCOME PORTFOLIO
                                      ---------------------------   ---------------------------
                                      FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                      MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                        JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                          1999           1998           1999           1998
                                      ------------   ------------   ------------   ------------
                                      (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
    Net investment income (loss)...    $  (11,583)    $  (13,658)   $   159,193    $   375,239
    Net realized gain on
      investments (Note 2).........       332,592        278,489      1,211,608      3,086,639
    Net increase (decrease) in
      unrealized appreciation of
      investments..................       188,277        392,152      1,067,041     (1,030,272)
                                       ----------     ----------    -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................       509,286        656,983      2,437,842      2,431,606
                                       ----------     ----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income (Note
      4)...........................       (23,485)      (119,498)      (365,229)      (632,565)
    Net realized gain from
      investment transactions (Note
      4)...........................      (244,903)      (342,882)    (3,095,880)    (2,642,564)
                                       ----------     ----------    -----------    -----------
        Total dividends and
          distributions to
          shareholders.............      (268,388)      (462,380)    (3,461,109)    (3,275,129)
                                       ----------     ----------    -----------    -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of
      shares.......................       739,285         95,975        417,265        796,187
    Proceeds from dividends and
      distributions reinvested.....       268,388        462,380      3,461,109      3,275,129
    Net asset value of shares
      redeemed.....................      (862,710)      (442,713)    (1,961,738)    (4,147,192)
                                       ----------     ----------    -----------    -----------
Net increase (decrease) in net
  assets resulting from share
  transactions.....................       144,963        115,642      1,916,636        (75,876)
                                       ----------     ----------    -----------    -----------
Net increase (decrease) in net
  assets...........................       385,861        310,245        893,369       (919,399)
Net assets beginning of period.....     3,109,351      2,799,106     19,801,487     20,720,886
                                       ----------     ----------    -----------    -----------
Net assets end of period*..........    $3,495,212     $3,109,351    $20,694,856    $19,801,487
                                       ==========     ==========    ===========    ===========
SHARES ISSUED AND REDEEMED:
    Issued.........................        17,351          2,784         15,318         29,633
    Issued in reinvestment of
      dividends and
      distributions................         6,585         13,656        141,965        126,845
    Redeemed.......................       (20,694)       (12,625)       (74,580)      (158,014)
                                       ----------     ----------    -----------    -----------
        Net increase (decrease) in
          shares outstanding.......         3,242          3,815         82,703         (1,536)
                                       ==========     ==========    ===========    ===========
*Including undistributed net
  investment income (loss) of:.....    $  (35,068)    $        0    $   159,192    $   365,228

                                          INTERMEDIATE TERM
                                           BOND PORTFOLIO           LONG TERM BOND PORTFOLIO
                                     ---------------------------   ---------------------------
                                     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
    Net investment income (loss)...  $  1,634,921   $  2,897,928   $  3,525,668   $  5,178,086
    Net realized gain on
      investments (Note 2).........         2,458         77,522        252,673      2,529,920
    Net increase (decrease) in
      unrealized appreciation of
      investments..................    (1,988,140)       678,142    (12,012,100)       895,785
                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................      (350,761)     3,653,592     (8,233,759)     8,603,791
                                     ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income (Note
      4)...........................    (2,897,928)    (2,478,951)    (5,430,340)    (4,173,497)
    Net realized gain from
      investment transactions (Note
      4)...........................             0              0     (2,277,660)      (314,904)
                                     ------------   ------------   ------------   ------------
        Total dividends and
          distributions to
          shareholders.............    (2,897,928)    (2,478,951)    (7,708,000)    (4,488,401)
                                     ------------   ------------   ------------   ------------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of
      shares.......................    12,419,804     27,469,322     43,933,958     72,363,250
    Proceeds from dividends and
      distributions reinvested.....     2,897,928      2,478,951      7,708,000      4,488,401
    Net asset value of shares
      redeemed.....................   (11,245,320)   (15,808,455)   (33,231,092)   (33,363,015)
                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from share
  transactions.....................     4,072,412     14,139,818     18,410,866     43,488,636
                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets...........................       823,723     15,314,459      2,469,107     47,604,026
Net assets beginning of period.....    59,531,453     44,216,994    122,956,790     75,352,764
                                     ------------   ------------   ------------   ------------
Net assets end of period*..........  $ 60,355,176   $ 59,531,453   $125,425,897   $122,956,790
                                     ============   ============   ============   ============
SHARES ISSUED AND REDEEMED:
    Issued.........................     1,110,041      2,465,899      3,183,790      5,224,600
    Issued in reinvestment of
      dividends and
      distributions................       269,324        231,461        608,366        344,731
    Redeemed.......................    (1,010,875)    (1,417,637)    (2,458,457)    (2,417,533)
                                     ------------   ------------   ------------   ------------
        Net increase (decrease) in
          shares outstanding.......       368,490      1,279,723      1,333,699      3,151,798
                                     ============   ============   ============   ============
*Including undistributed net
  investment income (loss) of:.....  $  1,634,921   $  2,897,928   $  3,273,414   $  5,178,086

                       See notes to financial statements

                             MONY SERIES FUND, INC.

--------------------------------------------------------------------------------

                                                                       GOVERNMENT SECURITIES
                                         DIVERSIFIED PORTFOLIO               PORTFOLIO                MONEY MARKET PORTFOLIO
                                      ---------------------------   ---------------------------   -------------------------------
                                      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE       FOR THE SIX        FOR THE
                                      MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED      YEAR ENDED
                                        JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,       DECEMBER 31,
                                          1999           1998           1999           1998           1999             1998
                                      ------------   ------------   ------------   ------------   ------------     ------------
                                      (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
FROM OPERATIONS:
    Net investment income...........   $    3,626     $   12,540    $ 1,443,710    $  1,817,929   $   7,065,882   $    12,917,964
    Net realized gain on investments
      (Note 2)......................      315,304        406,579              0          12,868               0                 0
    Net increase (decrease) in
      unrealized appreciation of
      investments...................      149,494        234,702     (1,659,567)        449,812               0                 0
                                       ----------     ----------    -----------    ------------   -------------   ---------------
Net increase (decrease) in net
  assets resulting from
  operations........................      468,424        653,821       (215,857)      2,280,609       7,065,882        12,917,964
                                       ----------     ----------    -----------    ------------   -------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income (Note
      4)............................      (63,557)      (233,109)    (1,827,920)     (1,106,347)     (7,065,882)      (12,917,964)
    Net realized gain from
      investment transactions (Note
      4)............................     (360,297)      (468,435)        (1,135)              0               0                 0
                                       ----------     ----------    -----------    ------------   -------------   ---------------
         Total dividends and
           distributions to
           shareholders.............     (423,854)      (701,544)    (1,829,055)     (1,106,347)     (7,065,882)      (12,917,964)
                                       ----------     ----------    -----------    ------------   -------------   ---------------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of
      shares........................      242,637        200,875     19,685,933      41,828,223     304,853,071     1,317,395,361
    Proceeds from dividends and
      distributions reinvested......      423,854        701,544      1,829,055       1,106,347       7,065,882        12,917,964
    Net asset value of shares
      redeemed......................     (404,920)      (804,465)   (14,888,381)    (14,559,912)   (383,287,118)   (1,139,178,202)
                                       ----------     ----------    -----------    ------------   -------------   ---------------
Net increase (decrease) in net
  assets resulting from share
  transactions......................      261,571         97,954      6,626,607      28,374,658     (71,368,165)      191,135,123
                                       ----------     ----------    -----------    ------------   -------------   ---------------
Net increase (decrease) in net
  assets............................      306,141         50,231      4,581,695      29,548,920     (71,368,165)      191,135,123
Net assets beginning of period......    3,279,620      3,229,389     54,614,813      25,065,893     349,421,360       158,286,237
                                       ----------     ----------    -----------    ------------   -------------   ---------------
Net assets end of period*...........   $3,585,761     $3,279,620    $59,196,508    $ 54,614,813   $ 278,053,195   $   349,421,360
                                       ==========     ==========    ===========    ============   =============   ===============
SHARES ISSUED AND REDEEMED:
    Issued..........................       11,222         10,555      1,772,236       3,806,065     304,853,071     1,317,395,361
    Issued in reinvestment of
      dividends and distributions...       21,246         39,703        169,044         104,570       7,065,882        12,917,964
    Redeemed........................      (19,431)       (42,265)    (1,350,957)     (1,323,593)   (383,287,118)   (1,139,178,202)
                                       ----------     ----------    -----------    ------------   -------------   ---------------
         Net increase (decrease) in
           shares outstanding.......       13,037          7,993        590,323       2,587,042     (71,368,165)      191,135,123
                                       ==========     ==========    ===========    ============   =============   ===============
* Including undistributed net
  investment income (loss) of:         $  (47,391)    $   12,540    $ 1,433,719    $  1,817,929   $           0   $             0

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven different portfolios that are, in effect, separate investment funds: the Equity Growth Portfolio, the Equity Income Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Diversified Portfolio, the Government Securities Portfolio, and the Money Market Portfolio. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities in the Money Market Portfolio are valued at amortized cost.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Original issue discounts on investments purchased are amortized over their respective lives using the yield-to-maturity method.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 1999, there were no such securities.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

  D. Other

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

                             MONY SERIES FUND, INC.
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly owned subsidiary of The MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee and an accounting fee. The investment advisory fee is a daily charge equal to an annual rate of .50% of the first $400,000,000 of the average daily net assets of each of the Fund's portfolios except the Money Market Portfolio, which is .40% of the first $400,000,000 of the average daily net assets .35% of the next $400,000,000 of the average daily net assets of each of the Fund's portfolios; and .30% of the average daily net assets of each of the Fund's portfolios in excess of $800,000,000. For the six months ended June 30, 1999, the fees incurred by the Fund were $1,304,241. On October 15, 1997, the Investment Adviser began assessing the Fund an accounting fee. This fee is based on an allocation of expenses borne by the Investment Adviser for personnel, facilities and services necessary to calculate the portfolios' daily net asset values. The fee is allocated to the Portfolios at $25,000 per portfolio, per annum, with the excess of the Investment Adviser's expenses allocated to each portfolio daily based on each portfolio's net assets in relation to the total net assets of the Fund.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the investment advisory agreement. MONY also provides transfer agent services to the Fund. The Investment Adviser pays MONY for these services.

     Aggregate directors fees incurred for non-affiliated Directors of the Fund for the six months ended June 30, 1999, amounted to $21,492.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. This policy enables the Money Market Portfolio to maintain a net asset value of $1.00 per share.

     Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles.

     During the year ended December 31, 1998, the Equity Income Portfolio increased undistributed realized gains by $10,010 and decrease undistributed net investment income by $10,010. These differences are primarily due to return of capital distribution received on investments.

                             MONY SERIES FUND, INC.
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes as follows: Equity Growth Portfolio (150 million shares); Equity Income Portfolio (150 million shares); Intermediate Term Bond Portfolio (150 million shares); Long Term Bond Portfolio (150 million shares); Diversified Portfolio (150 million shares); Government Securities Portfolio (150 million shares); and Money Market Portfolio (750 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

  B. Purchases of Fund Shares:

     Shares of the Fund are sold to MONY America and MONY for allocation to MONY America Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts, Variable Universal Life Insurance Contracts and Corporate Sponsored Flexible Premium Variable Universal Life Insurance Contracts; to MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts and Variable Universal Life Insurance Contracts; to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. FEDERAL INCOME TAX-CAPITAL LOSS CARRYFORWARD

     At June 30, 1999, the following portfolios of the Fund have capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                         PORTFOLIO                               AMOUNT      EXPIRATION DATE
                         ---------                               ------      ---------------
Intermediate Term Bond......................................    $ 22,753    December 31, 2004
                                                                 112,050    December 31, 2005
                                                                --------
                                                                $134,803
                                                                ========

7. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the six months ended June 30, 1999 were as follows:

                                                                        PURCHASES       SALES
                                                                        ---------       -----
Equity Growth Portfolio.................  Common Stock                 $   554,980   $   715,752
Equity Income Portfolio.................  Common Stock                   2,502,045     3,980,792
Intermediate Term Bond Portfolio........  U.S. Government Obligations   10,248,945     8,430,070
                                          Corporate Bonds                6,008,538     2,989,660
Long Term Bond Portfolio................  U.S. Government Obligations   28,370,021    14,445,551
                                          Corporate Bonds               12,946,491     3,705,027
Diversified Portfolio...................  Common Stock                     500,567       644,100
Government Securities Portfolio.........  U.S. Government Obligations   18,541,458       585,286

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                             FOR THE SIX
                                             MONTHS ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                               JUNE 30,     --------------------------------------------------------------
                                                 1999          1998         1997         1996         1995         1994
                                             ------------   ----------   ----------   ----------   ----------   ----------
                                             (UNAUDITED)
Net asset value, beginning of period.......   $    38.20    $    36.08   $    30.37   $    25.11   $    20.59   $    20.70
                                              ----------    ----------   ----------   ----------   ----------   ----------
Income from investment operations
  Net investment income (loss).............        (0.11)         1.50         0.11         0.96         0.39         0.36
  Net gains on investments (both realized
    and unrealized)........................         6.61          6.88         8.42         4.30         5.90         0.09
                                              ----------    ----------   ----------   ----------   ----------   ----------
        Total from investment operations...         6.50          8.38         8.53         5.26         6.29         0.45
                                              ----------    ----------   ----------   ----------   ----------   ----------
Less distributions
  Dividends (from net investment income)...        (0.30)        (1.62)       (0.96)        0.00        (0.39)       (0.36)
  Distributions (from realized capital
    gains).................................        (3.10)        (4.64)       (1.86)        0.00        (1.34)       (0.20)
  Distributions (from additional paid-in
    capital)...............................         0.00          0.00         0.00         0.00         0.00         0.00
  Distributions (in excess of realized
    capital gain)..........................         0.00          0.00         0.00         0.00        (0.04)        0.00
                                              ----------    ----------   ----------   ----------   ----------   ----------
        Total distributions................        (3.40)        (6.26)       (2.82)        0.00        (1.77)       (0.56)
                                              ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.............   $    41.30    $    38.20   $    36.08   $    30.37   $    25.11   $    20.59
                                              ==========    ==========   ==========   ==========   ==========   ==========
        Total return.......................        17.13%        25.46%       30.68%       20.95%       30.54%        2.15%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..................   $3,495,212    $3,109,351   $2,799,106   $2,154,669   $1,873,569   $1,556,536
Ratio of net investment income (loss) to
  average net assets.......................        (0.71%)+      (0.48%)       0.34%        0.62%        1.54%        2.11%
Ratio of expenses to average net assets....         1.82%+        1.93%        1.33%        1.22%        1.28%        0.53%
Portfolio turnover rate....................        17.33%        38.46%       45.90%       44.17%       38.17%       55.09%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                        FOR THE SIX
                                        MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                          JUNE 30,     -------------------------------------------------------------------
                                            1999          1998          1997          1996          1995          1994
                                        ------------   -----------   -----------   -----------   -----------   -----------
                                        (UNAUDITED)
Net asset value, beginning of
  period..............................  $     25.95    $     27.10   $     23.44   $     19.61   $     15.53   $     16.43
                                        -----------    -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income...............         0.22           0.78          0.61          0.98          0.69          0.64
  Net gains (losses) on investments
    (both realized and unrealized)....         3.11           2.62          5.96          2.89          4.45         (0.51)
                                        -----------    -----------   -----------   -----------   -----------   -----------
    Total from investment
      operations......................         3.33           3.40          6.57          3.87          5.14          0.13
                                        -----------    -----------   -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income)...........................        (0.51)         (0.88)        (1.00)        (0.04)        (0.65)        (0.64)
  Distributions (from realized capital
    gains)............................        (4.30)         (3.67)        (1.91)         0.00         (0.41)        (0.39)
                                        -----------    -----------   -----------   -----------   -----------   -----------
    Total distributions...............        (4.81)         (4.55)        (2.91)        (0.04)        (1.06)        (1.03)
                                        -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, end of period........  $     24.47    $     25.95   $     27.10   $     23.44   $     19.61   $     15.53
                                        ===========    ===========   ===========   ===========   ===========   ===========
    Total return......................        12.89%         12.63%        31.26%        19.76%        33.12%         0.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $20,694,856    $19,801,487   $20,720,886   $18,572,347   $18,091,035   $16,204,925
Ratio of net investment income to
  average net assets..................         1.60%+         1.88%         2.20%         2.79%         3.54%         3.53%
Ratio of expenses to average net
  assets..............................         0.74%+         0.76%         0.59%         0.55%         0.56%         0.48%
Portfolio turnover rate...............        12.71%         27.71%        29.32%        29.37%        26.80%        32.48%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                        FOR THE SIX
                                        MONTHS ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                          JUNE 30,     -------------------------------------------------------------------
                                            1999          1998          1997          1996          1995          1994
                                        ------------   -----------   -----------   -----------   -----------   -----------
                                        (UNAUDITED)
Net asset value, beginning of
  period..............................  $     11.33    $     11.12   $     10.96   $     10.57   $      9.75   $     10.51
                                        -----------    -----------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income...............         0.27           0.51          0.63          0.62          0.63          0.60
  Net gains (losses) on investments
    (both realized and unrealized)....        (0.34)          0.28          0.16         (0.23)         0.82         (0.76)
                                        -----------    -----------   -----------   -----------   -----------   -----------
    Total from investment
      operations......................        (0.07)          0.79          0.79          0.39          1.45         (0.16)
                                        -----------    -----------   -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income)...........................        (0.53)         (0.58)        (0.63)         0.00         (0.63)        (0.60)
  Distributions (from realized capital
    gains)............................         0.00           0.00          0.00          0.00          0.00          0.00
  Distributions (from additional
    paid-in capital)..................         0.00           0.00          0.00          0.00          0.00          0.00
                                        -----------    -----------   -----------   -----------   -----------   -----------
    Total distributions...............        (0.53)         (0.58)        (0.63)         0.00         (0.63)        (0.60)
                                        -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, end of period........  $     10.73    $     11.33   $     11.12   $     10.96   $     10.57   $      9.75
                                        ===========    ===========   ===========   ===========   ===========   ===========
    Total return......................        (.60%)          7.44%         7.70%         3.69%        14.82%        (1.52%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $60,355,176    $59,531,453   $44,216,994   $40,045,253   $37,519,833   $32,283,693
Ratio of net investment income to
  average net assets..................         5.45%+         5.61%         5.98%         5.88%         6.10%         5.66%
Ratio of expenses to average net
  assets..............................         0.59%+         0.62%         0.51%         0.48%         0.49%         0.52%
Portfolio turnover rate...............        19.65%         17.56%        79.25%        33.59%        32.07%        25.41%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                      FOR THE SIX
                                      MONTHS ENDED                     FOR THE YEARS ENDED DECEMBER 31,
                                        JUNE 30,     --------------------------------------------------------------------
                                          1999           1998          1997          1996          1995          1994
                                      ------------   ------------   -----------   -----------   -----------   -----------
                                      (UNAUDITED)
Net asset value, beginning of
  period............................  $      14.17   $      13.64   $     12.84   $     12.88   $     10.47   $     12.05
                                      ------------   ------------   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income.............          0.29           0.56          0.76          0.79          0.74          0.84
  Net gains (losses) on investments
    (both realized and
    unrealized).....................         (1.14)          0.75          0.83         (0.83)         2.41         (1.58)
                                      ------------   ------------   -----------   -----------   -----------   -----------
    Total from investment
      operations....................         (0.85)          1.31          1.59         (0.04)         3.15         (0.74)
                                      ------------   ------------   -----------   -----------   -----------   -----------
Less distributions
  Dividends (from net investment
    income).........................         (0.56)         (0.72)        (0.79)         0.00         (0.74)        (0.84)
  Distributions (from realized
    capital gains)..................         (0.23)         (0.06)         0.00          0.00          0.00          0.00
  Distributions (from additional
    paid-in capital)................          0.00           0.00          0.00          0.00          0.00          0.00
                                      ------------   ------------   -----------   -----------   -----------   -----------
    Total distributions.............         (0.79)         (0.78)        (0.79)         0.00         (0.74)        (0.84)
                                      ------------   ------------   -----------   -----------   -----------   -----------
Net asset value, end of period......  $      12.53   $      14.17   $     13.64   $     12.84   $     12.88   $     10.47
                                      ============   ============   ===========   ===========   ===========   ===========
    Total return....................         (6.03%)        10.08%        13.44%         (.31%)       30.04%        (6.14%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...........  $125,425,897   $122,956,790   $75,352,764   $62,098,817   $62,017,889   $44,012,329
Ratio of net investment income to
  average net assets................          5.46%+         5.50%         6.33%         6.40%         6.58%         6.45%
Ratio of expenses to average net
  assets............................          0.56%+         0.58%         0.49%         0.46%         0.48%         0.49%
Portfolio turnover rate.............         15.05%         40.77%        37.08%        59.78%        79.45%       110.19%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                             FOR THE SIX
                                             MONTHS ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                               JUNE 30,     --------------------------------------------------------------
                                                 1999          1998         1997         1996         1995         1994
                                             ------------   ----------   ----------   ----------   ----------   ----------
                                             (UNAUDITED)
Net asset value, beginning of period.......   $    19.91    $    20.61   $    17.99   $    15.72   $    13.14   $    13.47
                                              ----------    ----------   ----------   ----------   ----------   ----------
Income from investment operations
  Net investment income....................         0.06          1.41         0.34         0.36         0.43         0.38
  Net gains (losses) on investments (both
    realized and unrealized)...............         2.87          2.85         3.80         1.91         3.03        (0.24)
                                              ----------    ----------   ----------   ----------   ----------   ----------
    Total from investment operations.......         2.93          4.26         4.14         2.27         3.46         0.14
                                              ----------    ----------   ----------   ----------   ----------   ----------
Less distributions
  Dividends (from net investment income)...        (0.40)        (1.65)       (0.39)        0.00        (0.43)       (0.38)
  Distributions (from realized capital
    gains).................................        (2.26)        (3.31)       (1.13)        0.00        (0.43)       (0.09)
  Distributions (in excess of realized
    capital gain)..........................         0.00          0.00         0.00         0.00        (0.02)        0.00
                                              ----------    ----------   ----------   ----------   ----------   ----------
    Total distributions....................        (2.66)        (4.96)       (1.52)        0.00        (0.88)       (0.47)
                                              ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.............   $    20.18    $    19.91   $    20.61   $    17.99   $    15.72   $    13.14
                                              ==========    ==========   ==========   ==========   ==========   ==========
    Total return...........................        14.87%        23.69%       24.97%       14.44%       26.32%        1.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..................   $3,585,761    $3,279,620   $3,229,389   $3,380,587   $3,272,075   $2,860,700
Ratio of net investment income to average
  net assets...............................         0.21%+        0.40%        1.43%        2.02%        2.68%        3.19%
Ratio of expenses to average net assets....         1.76%+        1.83%        1.10%        0.91%        0.95%        0.57%
Portfolio turnover rate....................        15.19%        34.45%       32.58%       24.43%       27.69%       51.38%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                          FOR THE SIX
                                          MONTHS ENDED                   FOR THE YEARS ENDED DECEMBER 31,
                                            JUNE 30,     -----------------------------------------------------------------
                                              1999          1998          1997          1996          1995         1994
                                          ------------   -----------   -----------   -----------   ----------   ----------
                                          (UNAUDITED)
Net asset value, beginning of period....  $     11.17    $     10.89   $     10.58   $     10.21   $     9.51   $     9.72
                                          -----------    -----------   -----------   -----------   ----------   ----------
Income from investment operations
  Net investment income.................         0.22           0.33          0.45          0.45         0.34         0.05
  Net gains (losses) on investments
    (both realized and unrealized)......        (0.26)          0.39          0.28         (0.08)        0.70        (0.21)
                                          -----------    -----------   -----------   -----------   ----------   ----------
    Total from investment operations....        (0.04)          0.72          0.73          0.37         1.04        (0.16)
                                          -----------    -----------   -----------   -----------   ----------   ----------
Less distributions
  Dividends (from net investment
    income).............................        (0.33)         (0.44)        (0.42)         0.00        (0.34)       (0.05)
  Distributions (from realized capital
    gains)..............................         0.00           0.00          0.00          0.00        (0.00)*       0.00
  Distributions (in excess of realized
    capital gains)......................         0.00           0.00          0.00          0.00        (0.00)        0.00
                                          -----------    -----------   -----------   -----------   ----------   ----------
    Total distributions.................        (0.33)         (0.44)        (0.42)         0.00        (0.34)       (0.05)
                                          -----------    -----------   -----------   -----------   ----------   ----------
Net asset value, end of period..........  $     10.80    $     11.17   $     10.89   $     10.58   $    10.21   $     9.51
                                          ===========    ===========   ===========   ===========   ==========   ==========
    Total return........................         (.36%)         6.85%         7.18%         3.62%       10.89%       (2.68%)++
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...............  $59,196,508    $54,614,813   $25,065,893   $16,383,300   $8,555,893   $1,204,231
Ratio of net investment income to
  average net assets....................         4.93%+         5.10%         5.52%         5.59%        6.10%        5.43%++
Ratio of expenses to average net
  assets................................         0.59%+         0.64%         0.56%         0.55%        0.74%        0.57%++
Portfolio turnover rate.................         1.36%         29.55%        19.14%        12.52%        0.28%        7.82%

---------------

 * Less than $.01 per share.
 + Annualized
++ Annualized since Portfolio was dormant from June 24, 1994 to November 18,
1994.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                           FOR THE SIX
                                           MONTHS ENDED                      FOR THE YEARS ENDED DECEMBER 31,
                                             JUNE 30,     -----------------------------------------------------------------------
                                               1999           1998           1997           1996           1995          1994
                                           ------------   ------------   ------------   ------------   ------------   -----------
                                           (UNAUDITED)
Net asset value, beginning of period.....  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $      1.00
                                           ------------   ------------   ------------   ------------   ------------   -----------
Income from investment operations
  Net investment income..................          0.03           0.05           0.05           0.05           0.05          0.04
Less distributions
  Dividends (from net investment
    income)..............................         (0.03)         (0.05)         (0.05)         (0.05)         (0.05)        (0.04)
                                           ------------   ------------   ------------   ------------   ------------   -----------
Net asset value, end of period...........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $      1.00
                                           ============   ============   ============   ============   ============   ===========
        Total return.....................          2.28%          5.09%          5.15%          5.00%          5.50%         3.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period................  $278,053,195   $349,421,360   $158,286,237   $144,932,159   $110,366,978   $83,352,731
Ratio of net investment income to average
  net assets.............................          4.57%+         5.09%          5.11%          4.95%          5.30%         3.77%
Ratio of expenses to average net
  assets.................................          0.45%+         0.45%          0.46%          0.45%          0.46%         0.49%

---------------

+ Annualized

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                                   Chairman, President and Director
Joel Davis                                          Director
Michael J. Drabb                                    Director
Alan J. Hartnick                                    Director
Floyd L. Smith                                      Director
Robert H. Kramer                                    Vice President-Compliance
David V. Weigel                                     Treasurer
John P. Keller                                      Controller
Frederick C. Tedeschi                               Secretary

INVESTMENT ADVISER
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corporation
1740 Broadway
New York, New York 10019

CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004

TRANSFER AGENT
The MONY Life Insurance Company
1740 Broadway
New York, New York 10019

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

                      (This page intentionally left blank)

                         ENTERPRISE ACCUMULATION TRUST

                                GROWTH PORTFOLIO

MONTAG & CALDWELL, INC.
ATLANTA, GEORGIA

Investment Management

     Montag & Caldwell manages approximately $31 billion for institutional clients, and its normal investment minimum is $40 million.

Investment Objective

     The objective of the Enterprise Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The Growth Portfolio invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Portfolio combines growth and value style investing. This means that the Portfolio invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long-term value. The Portfolio's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

First Half 1999 Performance Review

     After a strong gain in the first quarter of 1999, the Portfolio experienced a moderate increase in value during the second quarter. During the first half of the year, weakness in the shares of global consumer growth companies and pharmaceutical holdings offset continued strength in technology positions. Specifically, Coca-Cola, Gillette, and McDonald's struggled as improving economic conditions in emerging markets have yet to translate into increased demand for consumer goods. Montag took advantage of price weakness during this time to add to the Portfolio's positions in Coca-Cola, Gillette, and Proctor & Gamble. Investor enthusiasm for cyclical sectors, growing concerns over potential legislative action to regulate drug prices, and a general rotation out of the healthcare sector resulted in lower share prices for many attractive companies. In response to this price movement, Montag added to their position in Pfizer. With regard to technology holdings, improving sales and order trends translated into significant price appreciation for the shares of Hewlett-Packard, Solectron, and Tellabs.

Future Investment Strategy

     The U.S. economy continues its march towards establishing a record for the longest expansion in its history. Only the 106-month expansion of the 1960s is longer in duration, and each day of growth after January 16, 2000, will mean new records of achievement in U.S. economic history. While the U.S. economy's fundamentals continue to be good, higher bond yields may offset the positive effect on share prices of greater-than-forecasted corporate profits. Because the major stock market indices are already at record valuation levels and investor enthusiasm is quite high, the increase in bond yields, along with rising short-term interest rates, temper our outlook for the second half of 1999. Also, investors may become anxious as we head into the year 2000 ("Y2K"), creating additional market volatility as the economy is moderately impacted by a build-up and then draw-down of inventories around the turn of the century. Given these developing trends, Montag believes it is appropriate to maintain some buying reserves in the Portfolio. This will increase Montag's flexibility to navigate better in more uncertain periods ahead and take advantage of attractive opportunities.

     Montag continues to favor the shares of consumer global growth companies, well-positioned pharmaceutical and medical device companies and high-growth technology enterprises that have staying power. While the Portfolio's consumer global growth holdings were weak during the second quarter, Montag expects a pick-up in earnings growth for these high-quality companies in the second half of this year and solid earnings momentum thereafter. Research-driven pharmaceutical companies may perform better in the period ahead as these stocks offer an attractive combination of value and double-digit earnings growth prospects. The outlook continues to be bright for the leading medical device companies. Selected technology holdings remain attractive as global industry conditions improve and the build-out of the Internet further stimulates product demand.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 86.69%              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
BUSINESS SERVICES -- 1.63%
  Interpublic Group of Companies
    Inc.                                    21,800        $  1,888,425
COMPUTER HARDWARE -- 9.41%
  Cisco Systems Inc. (a)                    25,200           1,625,400
  EMC Corporation (a)                       21,800           1,199,000
  Hewlett-Packard Company                   45,500           4,572,750
  Intel Corporation                         59,200           3,522,400
                                                          ------------
                                                            10,919,550
COMPUTER SERVICES -- 4.87%
  Electronic Data Systems
    Corporation (New)                       57,100           3,229,719
  Solectron Corporation (a)                 36,300           2,420,756
                                                          ------------
                                                             5,650,475
COMPUTER SOFTWARE -- 5.82%
  Electronic Arts Inc. (a)                  35,400           1,920,450
  Microsoft Corporation (a)                 34,700           3,129,506
  Oracle System Corporation (a)             45,800           1,700,325
                                                          ------------
                                                             6,750,281
CONSUMER PRODUCTS -- 10.07%
  Gillette Company                         120,000           4,920,000
  Newell Rubbermaid Inc.                    34,200           1,590,300
  Procter & Gamble Company                  58,000           5,176,500
                                                          ------------
                                                            11,686,800
ELECTRICAL EQUIPMENT -- 3.00%
  General Electric Company                  30,800           3,480,400
ENTERTAINMENT & LEISURE -- 3.51%
  Carnival Corporation                      35,200           1,707,200
  Walt Disney Company                       77,000           2,372,563
                                                          ------------
                                                             4,079,763
FOOD & BEVERAGES &
TOBACCO -- 6.65%
  Bestfoods                                 55,000           2,722,500
  Coca-Cola Company                         80,000           5,000,000
                                                          ------------
                                                             7,722,500
HEALTH CARE -- 3.29%
  Medtronic Inc.                            49,000           3,815,875
HOTELS & RESTAURANTS -- 4.81%
  Marriott International Inc.
  (Class A)                                 60,000           2,242,500
  McDonald's Corporation                    81,000           3,346,313
                                                          ------------
                                                             5,588,813
MEDICAL INSTRUMENTS -- 3.25%
  Boston Scientific Corporation
    (a)                                     85,800           3,769,838
MISC. FINANCIAL SERVICES -- 2.80%
  American Express Company                  25,000           3,253,125
MULTI-LINE INSURANCE -- 2.67%
  American International Group
    Inc.                                    26,500           3,102,156

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
PHARMACEUTICALS -- 15.54%
  Bristol Myers Squibb Company              61,600        $  4,338,950
  Johnson & Johnson                         50,700           4,968,600
  Lilly (Eli) & Company                     21,700           1,554,262
  Merck & Company Inc.                      22,800           1,687,200
  Pfizer Inc.                               50,000           5,487,500
                                                          ------------
                                                            18,036,512
RETAIL -- 5.54%
  Costco Companies Inc. (a)                 13,500           1,080,844
  Gap Inc.                                  55,050           2,773,143
  Home Depot Inc.                           40,000           2,577,500
                                                          ------------
                                                             6,431,487
TELECOMMUNICATIONS -- 3.83%
  MCI Worldcom Inc. (a)                     26,300           2,263,444
  Tellabs Inc. (a)                          32,300           2,182,269
                                                          ------------
                                                             4,445,713
                                                          ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $96,160,075)                              100,621,713
----------------------------------------------------------------------
COMMERCIAL PAPER -- 11.20%
----------------------------------------------------------------------
  Ford Motor Credit Company
    4.76% due 07/01/99                  $6,000,000           6,000,000
  Ford Motor Credit Company
    5.26% due 07/06/99                   7,000,000           6,994,886
                                                          ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $12,994,886)                               12,994,886
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.93%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25%
    due 07/01/99
    Collateral: U.S. Treasury Bond
    $4,495,000, $7.125% due
    02/29/00
    Value $4,760,900                     4,560,000           4,560,000
                                                          ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $4,560,000)                                 4,560,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $113,714,961)                            $118,176,599
OTHER ASSETS LESS LIABILITIES -- (1.82)%                    (2,112,024)
                                                          ------------
NET ASSETS 100%                                           $116,064,575
======================================================================

(a) Non-income producing security.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                          GROWTH AND INCOME PORTFOLIO

RETIREMENT SYSTEM INVESTORS INC.
NEW YORK, NEW YORK

Investment Management

     Retirement System Investors Inc. ("RSI") manages approximately $729 million for all of its clients.

Investment Objective

     The objective of the Enterprise Growth and Income Portfolio is a total return through capital appreciation with income as a secondary consideration.

Investment Strategies

     The Growth and Income Portfolio invests primarily in U.S. common stocks of large capitalization companies. The Portfolio selects stocks that will appreciate in value, seeking to take advantage of temporary stock price inefficiencies, which may be caused by market participants focusing heavily on short-terms developments. In selecting stocks for the Portfolio, the Portfolio Manager employs a "value-oriented" strategy. This means that the Portfolio Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Portfolio Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Portfolio Manager also considers current and projected dividend yields. The Portfolio Manager compares this information to that of other companies in determining relative value and dividend potential.

First Half 1999 Performance Review

     For the six months ended June 30, 1999, the Portfolio's overweightings in high performance groups such as technology, basic materials and capital goods sectors and underweightings in sub-par groups such as consumer staples, healthcare and utilities helped results. The standout performers were Safeguard Scientifics (up 130 percent), Tiffany (up 86 percent), Nortel Networks (up 74 percent), Alcoa (up 67 percent). The biggest disappointments were Cadence Design Systems, Philip Morris, Potash, Sterling Commerce, Lockheed Martin, Fannie Mae and Washington Mutual.

Future Investment Strategy

     RSI visualizes a pickup in earnings growth -- led by productivity gains, improving profit margins and recovery in foreign economies -- in the latter half of 1999 with the domestic economy continuing to grow at a satisfactory pace. However, higher interest rates could constrain market valuations and upset the economy, and Y2K liquidity concerns could raise volatility levels.

     Regarding stock selection, RSI expects significant variances of individual returns within sectors following the rotational shift out of a narrow group of growth stocks into a broader group of economically sensitive and other value stocks, which began in mid-April.

     An important strategy for RSI is keeping to discipline, focusing on relative value regardless of the sector. RSI will be opportunistic with respect to seeking out bargains in both growth and value stocks consistent with the current mix of existing holdings. This is within the context of expecting more value stocks to surface as attractive assuming earnings growth accelerates. Conversely, RSI will be more agnostic about growth issues, generally given the risk that their valuations may become compressed by higher interest rates and the emergence of more competitive earnings opportunities elsewhere.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                          GROWTH AND INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 73.17%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
AEROSPACE -- 0.55%
  AlliedSignal Inc.                           2,600        $   163,800
  Lockheed Martin Corporation                   250              9,313
                                                           -----------
                                                               173,113
BANKING -- 0.36%
  Chase Manhattan Corporation                 1,300            112,613
BROADCASTING -- 1.94%
  Time Warner Inc.                            8,270            607,845
BUILDING & CONSTRUCTION -- 4.58%
  Armstrong World Industries Inc.             1,200             69,375
  Martin Marietta Materials Inc.              6,825            402,675
  Southdown Inc.                             14,975            962,144
                                                           -----------
                                                             1,434,194
CHEMICALS -- 0.05%
  Du Pont (E. I.) De Nemours &
    Company                                     220             15,029
COMPUTER HARDWARE -- 9.54%
  Cisco Systems Inc. (a)                        360             23,220
  Dallas Semiconductor Corporation           16,870            851,935
  EMC Corporation (a)                         4,500            247,500
  IBM                                         8,760          1,132,230
  Intel Corporation                             100              5,950
  Xerox Corporation                          12,300            726,469
                                                           -----------
                                                             2,987,304
COMPUTER SERVICES -- 1.31%
  Comverse Technology Inc. (a)                  300             22,650
  Safeguard Scientifics Inc.                  6,000            372,000
  Sun Microsystems Inc. (a)                     220             15,152
                                                           -----------
                                                               409,802
COMPUTER SOFTWARE -- 4.12%
  BMC Software Inc. (a)                      12,750            688,500
  Cadence Design Systems Inc. (a)            10,700            136,425
  Sterling Commerce Inc. (a)                 12,765            465,922
                                                           -----------
                                                             1,290,847
CONSUMER PRODUCTS -- 3.27%
  Honeywell Inc.                              4,500            521,438
  Kimberly Clark Corporation                  8,600            490,200
  Mattel Inc.                                   492             13,007
                                                           -----------
                                                             1,024,645
CRUDE & PETROLEUM -- 3.66%
  BP Amoco (ADR)                                150             16,275
  Mobil Corporation                           2,850            282,150
  Royal Dutch Petroleum (ADR)                 1,045             62,961
  Texaco Inc.                                12,575            785,938
                                                           -----------
                                                             1,147,324
ELECTRICAL EQUIPMENT -- 3.30%
  Emerson Electric Company                   16,440          1,033,665
FINANCE -- 0.90%
  Citigroup, Inc.                             5,950            282,625
FOOD & BEVERAGES & TOBACCO -- 0.43%
  Philip Morris Companies Inc.                3,340            134,226
LIFE INSURANCE -- 0.65%
  American General Corporation                2,700            203,513
MACHINERY -- 3.70%
  Ingersoll Rand Company                     16,800          1,085,700
  Snap-On Inc.                                2,050             74,184
                                                           -----------
                                                             1,159,884
MANUFACTURING -- 0.47%
  Milacron Inc.                               8,000            148,000


                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
METALS & MINING -- 2.68%
  Alcoa Inc.                                 13,450        $   832,218
  Potash Corporation Saskatchewan
    Inc.                                        125              6,469
                                                           -----------
                                                               838,687
MULTI-LINE INSURANCE -- 0.00%
  American International Group Inc.              10              1,171
PROPERTY-CASUALTY
  INSURANCE -- 0.65%
  Allstate Corporation                        5,700            204,487
PHARMACEUTICALS -- 5.03%
  Bristol Myers Squibb Company                8,160            574,770
  Elan Corporation (ADR) (a)                 12,000            333,000
  Johnson & Johnson                           1,765            172,970
  Merck & Company Inc.                        6,370            471,380
  Pfizer Inc.                                   220             24,145
                                                           -----------
                                                             1,576,265
RETAIL -- 8.60%
  CVS Corporation                            14,200            720,650
  Federated Department Stores
    Inc.(a)                                   8,300            439,381
  Safeway Inc. (a)                           30,500          1,509,750
  Tiffany & Company                             250             24,125
                                                           -----------
                                                             2,693,906
SAVINGS AND LOAN -- 7.37%
  Federal National Mortgage
    Association                              19,800          1,353,825
  Washington Mutual Inc.                     26,950            953,356
                                                           -----------
                                                             2,307,181
TELECOMMUNICATIONS -- 7.00%
  Lucent Technologies Inc.                      430             28,998
  Nortel Networks Corp                       16,370          1,421,121
  SBC Communications Inc.                    12,795            742,110
                                                           -----------
                                                             2,192,229
TRANSPORTATION -- 3.01%
  FDX Corporation (a)                        17,350            941,237
                                                           -----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $20,352,838)                               22,919,792
----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.16%
MISC. FINANCIAL SERVICES -- 1.16%
  Kmart Financing                             6,200            362,700
                                                           -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $359,672)                                     362,700
----------------------------------------------------------------------

COMMERCIAL PAPER -- 25.63%
----------------------------------------------------------------------
  Alabama Power Company, 5.30% due
    07/09/99                             $1,500,000          1,498,233
  General Electric Capital
    Corporation, 5.08% due 07/07/99       1,000,000            999,153
  Kansas City Power & Light
    Company, 5.20% due 07/01/99           1,600,000          1,600,000
  Lucent Technologies Inc., 5.00%
    due 07/01/99                            335,000            335,000
  Mobil Corporation, 5.12% due
    07/06/99                              1,000,000            999,289
  Orange & Rockland Utilities
    Incorporated, 5.25% due
    07/08/99                              1,300,000          1,298,673
  Potomac Electric Power Company,
    5.30% due 07/07/99                    1,300,000          1,298,852
                                                           -----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $8,029,200)                                 8,029,200
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                   GROWTH AND INCOME PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
REPURCHASE AGREEMENT -- 0.53%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
    Collateral: U.S. Treasury Bond,
    $180,000, 3.625% due 04/15/28
    Value $177,421                       $  165,000        $   165,000
                                                           -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $165,000)                                     165,000
----------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $28,906,710)                              $31,476,692

OTHER ASSETS LESS LIABILITIES -- (0.49)%                      (153,241)
                                                           -----------
NET ASSETS 100%                                            $31,323,451
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

OPCAP ADVISORS, INC.
NEW YORK, NEW YORK

Investment Management

     OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, has been Portfolio Manager to the Equity Portfolio since inception. Oppenheimer Capital manages approximately $60 billion for institutional clients, and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Equity Portfolio is long-term capital appreciation.

Investment Strategies

     The Equity Portfolio invests primarily in U.S. common stocks of companies that meet the Portfolio Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Portfolio Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets. The Portfolio Manager also imposes a strict sell discipline to sell the stock once it rises close to the target price established by the Portfolio Manager.

First Half 1999 Performance Review

     Value stocks came back to life in the first half of 1999. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. After an extended period in which stock market gains were driven by a limited number of technology and large-cap growth issues, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned in the Portfolio.

     Some of the holdings that contributed to the Portfolio's performance included Computer Associates International, Inc., Rockwell International Corp, AlliedSignal, Inc., Motorola, Inc. and Wells Fargo & Co.

     OpCap continues to find quality stocks that meet strict value criteria. Purchases of these included the common stocks of Cadence Design Systems, Inc., Chancellor Media Corp, Emerson Electric Company, Monsanto Company, News Corp. Ltd., Raytheon Company, Walt Disney Company and Waste Management, Inc.

     Portfolio sales included positions in AlliedSignal, Inc., Champion International Corp., International Flavours & Fragrances, Inc. and Tenet Healthcare Corp.

Future Investment Strategy

     Despite their gains in the second quarter, the types of value stocks in which OpCap invests continue to trade at a significant discount to large-cap growth stocks and the market in general. OpCap believes this may bode well for the Portfolio's value style in the months ahead.

     OpCap continues to look for -- and find -- great companies with strong, sustainable cash flows, high competitive barriers, and rational managements with proven track records who are dedicated to shareholder value.

     OpCap believes its long-term perspective and emphasis on buying superior undervalued businesses provide a competitive advantage as the market moves away from highly priced growth stocks toward a renewed recognition of the enduring value of a company's earnings, cash flow and competitiveness.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 93.36%              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
ADVERTISING -- 2.29%
  Omnicom Group Inc.                        190,000       $ 15,200,000
AEROSPACE -- 4.48%
  AlliedSignal Inc.                          43,840          2,761,920
  General Dynamics Corporation              220,000         15,070,000
  Raytheon Company (Class A)                 58,400          4,022,300
  Raytheon Company (Class B)                111,600          7,853,850
                                                          ------------
                                                            29,708,070
BANKING -- 5.48%
  BankBoston Corporation                    332,000         16,973,500
  Wells Fargo & Company                     453,620         19,392,255
                                                          ------------
                                                            36,365,755
BROADCASTING -- 2.38%
  Chancellor Media Corporation (a)          200,000         11,025,000
  News Corporation Ltd. (ADR)               150,000          4,734,375
                                                          ------------
                                                            15,759,375
CHEMICALS -- 3.34%
  Du Pont (E. I.) De Nemours &
    Company                                 220,000         15,028,750
  Monsanto Company                          180,000          7,098,750
                                                          ------------
                                                            22,127,500
COMPUTER HARDWARE -- 1.46%
  Compaq Computer Corporation               410,000          9,711,875
COMPUTER SOFTWARE -- 5.06%
  Cadence Design Systems Inc. (a)           300,000          3,825,000
  Computer Associates
    International Inc.                      540,000         29,700,000
                                                          ------------
                                                            33,525,000
CONGLOMERATES -- 5.92%
  Minnesota Mining & Manufacturing
    Company                                 215,000         18,691,563
  Textron Inc.                              250,000         20,578,125
                                                          ------------
                                                            39,269,688
CONSUMER PRODUCTS -- 0.62%
  Mattel Inc.                               156,000          4,124,250
DRUGS & MEDICAL PRODUCTS -- 1.14%
  Becton, Dickinson & Company               252,316          7,569,480
ELECTRICAL EQUIPMENT -- 1.83%
  Avnet Inc.                                139,000          6,463,500
  Emerson Electric Company                   90,000          5,658,750
                                                          ------------
                                                            12,122,250
ELECTRONICS -- 2.02%
  Rockwell International
    Corporation                             220,000         13,365,000
ENTERTAINMENT & LEISURE -- 2.62%
  Carnival Corporation                      206,000          9,991,000
  Walt Disney Company                       240,000          7,395,000
                                                          ------------
                                                            17,386,000
FINANCE -- 5.09%
  Citigroup Inc.                            411,540         19,548,150
  Household International Inc.              300,000         14,212,500
                                                          ------------
                                                            33,760,650

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
  FOOD & BEVERAGES & TOBACCO -- 2.96%
  Diageo (ADR)                              176,384       $  7,584,512
  Heinz (H. J.) Company                     240,000         12,030,000
                                                          ------------
                                                            19,614,512
HOTELS & RESTAURANTS -- 2.63%
  McDonald's Corporation                    422,000         17,433,875
INSURANCE -- 8.54%
  ACE Ltd.                                  730,700         20,642,275
  AFLAC Inc.                                270,256         12,938,506
  Everest Reinsurance Holdings
    Inc.                                    480,000         15,660,000
  RenaissanceRe Holdings Ltd.               200,000          7,400,000
                                                          ------------
                                                            56,640,781
MACHINERY -- 4.71%
  Caterpillar Inc.                          241,000         14,460,000
  Dover Corporation                         480,000         16,800,000
                                                          ------------
                                                            31,260,000
MANUFACTURING -- 2.18%
  Avery Dennison Corporation                240,000         14,490,000
MISC. FINANCIAL SERVICES -- 6.53%
  Conseco Inc.                              536,152         16,319,126
  Countrywide Credit Industries
    Inc.                                    286,088         12,230,262
  Freddie Mac                               254,180         14,742,440
                                                          ------------
                                                            43,291,828
MULTI-LINE INSURANCE -- 1.02%
  American International Group
    Inc.                                     57,627          6,745,961
PROPERTY-CASUALTY
  INSURANCE -- 5.96%
  Chubb Corporation                         150,000         10,425,000
  XL Capital Ltd. (Class A)                 514,573         29,073,374
                                                          ------------
                                                            39,498,374
PRINTING & PUBLISHING -- 2.01%
  Donnelley (R. R.) & Sons Company          360,000         13,342,500
RETAIL -- 2.17%
  May Department Stores Company             352,068         14,390,780
TELECOMMUNICATIONS -- 4.52%
  Motorola Inc.                             170,000         16,107,500
  Sprint Corporation                        262,000         13,836,875
                                                          ------------
                                                            29,944,375
TRANSPORTATION -- 3.97%
  AMR Corporation (a)                       281,000         19,178,250
  Canadian Pacific Ltd.                     300,000          7,143,750
                                                          ------------
                                                            26,322,000
WASTE MANAGEMENT -- 2.43%
  Waste Management Inc.                     300,000         16,125,000
                                                          ------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $466,346,996)                             619,094,879
----------------------------------------------------------------------
COMMERCIAL PAPER -- 2.82%
----------------------------------------------------------------------
  Ford Motor Credit Company 5.10%
    due 07/28/99                        $18,767,000         18,695,216
                                                          ------------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $18,695,216)                               18,695,216
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        EQUITY PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
SHORT-TERM GOVERNMENT SECURITIES -- 3.01%
----------------------------------------------------------------------
  Federal National Mortgage
    Association Discount Note,
    4.83% due 07/21/99                  $20,000,000       $ 19,946,333
                                                          ------------
TOTAL SHORT-TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $19,946,333)                               19,946,333
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.73%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25%
    due 07/01/99
    Collateral: U.S. Treasury Note
    $4,820,000, 7.125% due
    02/29/00
    Value $5,105,125                      4,890,000          4,890,000
                                                          ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $4,890,000)                                 4,890,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $509,878,545)                            $662,626,428
OTHER ASSETS LESS LIABILITIES -- 0.08%                         512,748
                                                          ------------
NET ASSETS 100%                                           $663,139,176
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                            EQUITY INCOME PORTFOLIO

1740 ADVISERS, INC.
NEW YORK, NEW YORK

Investment Management

     1740 Advisers manages more than $2 billion for institutional clients and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Equity Income Portfolio is to seek a combination of growth and income to achieve an above-average and consistent total return.

Investment Strategies

     The Equity Income Portfolio invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

First Half 1999 Performance Review

     When the financial crisis hit world markets last year, investors responded by moving into the biggest and best companies. The expectation was that in a hostile and uncertain world the safest place to be was in the most financially secure, most broadly diversified and highest growth stocks. As money poured in, those stocks rose at the expense of the rest of the market; and the popular averages, which were dominated by the large-cap growth names, outperformed everything else.

     Now with the world on the mend and the outlook for corporate profits improving, the market has begun to broaden. During the second quarter this has resulted in increased investor interest in economy-sensitive stocks and in mid-cap and some smaller-cap names. Many of these stocks went through their own bear market last year, declining while the popular averages rose. This year may see the reverse of the past several years' pattern -- the large-cap dominated averages underperform the average stock.

Future Investment Strategy

     The Equity Income Portfolio has a substantial emphasis on the economy-sensitive sectors. Cyclicals such as basic materials, capital spending related and energy stocks represent value. They are relatively underowned, went through bear market size declines last year and may experience an improving earnings outlook. They suffered the most from the crisis and may benefit the most from the ending of the crisis and the beginning of economic and financial recovery.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                            EQUITY INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 92.63%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
AEROSPACE -- 2.44%
  Northrop Grumman Corporation                2,000        $   132,625
  United Technologies Corporation             3,000            215,063
                                                           -----------
                                                               347,688
AUTOMOTIVE -- 2.52%
  Delphi Automotive Systems Corp.             1,100             20,419
  Ford Motor Company                          3,300            186,244
  General Motors Corporation                  2,300            151,800
                                                           -----------
                                                               358,463
BANKING -- 8.88%
  Bank of America Corporation                 2,500            183,281
  Bank of New York Company Inc.               3,900            143,081
  BankBoston Corporation                      3,000            153,375
  Chase Manhattan Corporation                 2,200            190,575
  Fleet Financial Group Inc.                  2,600            115,375
  J.P. Morgan & Company Inc.                  1,400            196,700
  Mellon Bank Corporation                     4,000            145,500
  Wells Fargo & Company                       3,200            136,800
                                                           -----------
                                                             1,264,687
CHEMICALS -- 3.31%
  Dow Chemical Company                        1,500            190,312
  Du Pont (E. I.) De Nemours &
    Company                                   2,600            177,613
  Rohm & Haas Company                         2,400            102,900
                                                           -----------
                                                               470,825
COMPUTER HARDWARE -- 1.74%
  Xerox Corporation                           4,200            248,063
CONGLOMERATES -- 2.13%
  Minnesota Mining & Manufacturing
    Company                                   1,600            139,100
  Textron Inc.                                2,000            164,625
                                                           -----------
                                                               303,725
CONSUMER DURABLES -- 0.87%
  Dana Corporation                            2,700            124,369
CONSUMER NON-DURABLES -- 1.99%
  Avon Products Inc.                          5,100            283,050
CONSUMER PRODUCTS -- 2.40%
  Colgate Palmolive Company                   1,700            167,875
  Honeywell Inc.                              1,500            173,813
                                                           -----------
                                                               341,688
CRUDE & PETROLEUM -- 6.35%
  BP Amoco (ADR)                              1,700            184,450
  Chevron Corporation                         1,700            161,819
  Exxon Corporation                           2,800            215,950
  Mobil Corporation                           2,000            198,000
  Texaco Inc.                                 2,300            143,750
                                                           -----------
                                                               903,969
ELECTRICAL EQUIPMENT -- 4.16%
  Emerson Electric Company                    2,600            163,475
  General Electric Company                    3,800            429,400
                                                           -----------
                                                               592,875
ENERGY -- 7.66%
  Atlantic Richfield Company                  1,400            116,988
  Consolidated Natural Gas Company            2,800            170,100
  Duke Energy Company                         3,000            163,125
  El Paso Energy Corporation                  4,200            147,787
  Enron Corporation                           2,700            220,725
  Williams Companies Inc.                     6,400            272,400
                                                           -----------
                                                             1,091,125

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
FOOD & BEVERAGES & TOBACCO -- 0.68%
  Philip Morris Companies Inc.                2,400        $    96,450
INSURANCE -- 1.50%
  Cigna Corporation                           2,400            213,600
MACHINERY -- 3.92%
  Caterpillar Inc.                            3,000            180,000
  Deere & Company                             3,700            146,612
  Pitney Bowes Inc.                           3,600            231,300
                                                           -----------
                                                               557,912
MANUFACTURING -- 1.03%
  Eaton Corporation                           1,600            147,200
METALS & MINING -- 1.04%
  Alcoa Inc.                                  2,400            148,500
MISC. FINANCIAL SERVICES -- 1.50%
  Citigroup Inc.                              4,500            213,750
MULTI-LINE INSURANCE -- 1.40%
  Lincoln National Corporation                3,800            198,788
OIL SERVICES -- 3.62%
  Baker Hughes Inc.                           3,400            113,900
  Diamond Offshore Drilling Inc.              3,800            107,825
  Halliburton Company                         3,100            140,275
  Schlumberger Ltd.                           2,400            152,850
                                                           -----------
                                                               514,850
PROPERTY-CASUALTY
  INSURANCE -- 0.98%
  Chubb Corporation                           2,000            139,000
PAPER & FOREST PRODUCTS -- 4.85%
  Bowater Inc.                                2,800            132,300
  Georgia Pacific Corporation                 4,500            213,187
  International Paper Company                 4,000            202,000
  Temple-Inland Inc.                          2,100            143,325
                                                           -----------
                                                               690,812
PHARMACEUTICALS -- 7.17%
  American Home Products
    Corporation                               3,200            184,000
  Baxter International Inc.                   2,400            145,500
  Bristol Myers Squibb Company                2,400            169,050
  Merck & Company Inc.                        2,600            192,400
  Pharmacia & Upjohn Inc.                     2,900            164,756
  Smithkline Beecham (ADR)                    2,500            165,156
                                                           -----------
                                                             1,020,862
PRINTING & PUBLISHING -- 1.02%
  McGraw Hill Inc.                            2,700            145,631
RAW MATERIALS -- 2.52%
  Phelps Dodge Corporation                    1,500             92,906
  Reynolds Metals Company                     1,700            100,300
  Weyerhaeuser Company                        2,400            165,000
                                                           -----------
                                                               358,206
REAL ESTATE -- 2.09%
  Boston Properties Inc.                      2,100             75,337
  Crescent Real Estate Equities               3,300             78,375
  Equity Office Properties Trust              3,000             76,875
  Equity Residential Properties
    Trust                                     1,500             67,594
                                                           -----------
                                                               298,181
SAVINGS AND LOAN -- 0.87%
  Federal National Mortgage
    Association                               1,800            123,075
TECHNOLOGY -- 0.50%
  Thomas & Betts Corporation                  1,500             70,875

                         ENTERPRISE ACCUMULATION TRUST
                     EQUITY INCOME PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
TELECOMMUNICATIONS -- 10.21%
  Ameritech Corporation                       2,800        $   205,800
  AT & T Corporation                          3,800            212,087
  Bell Atlantic Corporation                   2,900            189,587
  BellSouth Corporation                       3,900            182,813
  GTE Corporation                             2,200            166,650
  SBC Communications Inc.                     3,300            191,400
  Sprint Corporation                          3,100            163,719
  U S West Inc.                               2,400            141,000
                                                           -----------
                                                             1,453,056
UTILITIES -- 3.28%
  Carolina Power & Light Company              2,900            124,156
  CMS Energy Corporation                      2,900            121,438
  Edison International                        4,200            112,350
  FPL Group Inc.                              2,000            109,250
                                                           -----------
                                                               467,194
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $12,596,917)                               13,188,469
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
REPURCHASE AGREEMENT -- 4.91%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
  Collateral: U.S. Treasury Note
    $695,000; 6.125%, due 07/31/00
  Value $734,848                         $  700,000        $   700,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $700,000)                                     700,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $13,296,917)                              $13,888,469
OTHER ASSETS LESS LIABILITIES -- 2.46%                         349,595
                                                           -----------
NET ASSETS 100%                                            $14,238,064
======================================================================

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         CAPITAL APPRECIATION PORTFOLIO

PROVIDENT INVESTMENT COUNSEL, INC.
PASADENA, CALIFORNIA

Investment Management

     Provident Investment Counsel manages approximately $18 billion for institutional clients, and its usual investment minimum is $5 million.

Investment Objective

     The objective of the Enterprise Capital Appreciation Portfolio is to seek maximum capital appreciation.

Investment Strategies

     The Capital Appreciation Portfolio invests in U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics. The Portfolio Manager's criteria for stock selection include: (a) steadily increasing earnings; and (b) a three-year performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate which, in the aggregate, average 1.5 times the average performance of the S&P 500 for the same period. The Portfolio Manager selects stocks of small, medium and large capitalization companies in an attempt to achieve an average capitalization of portfolio companies that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

First Half 1999 Performance Review

     A backdrop of vigorous economic growth and a nervous bond market caused tremendous volatility in stock market sectors year-to-date. Thirty-year bond yields increased from 5.12 percent at the end of December, 1998 to 6.14 percent near the close of June, 1999. This rise punished the prices of high-PE stocks of companies offering consistent earnings growth. Overall, the year thus far has been positive for the growth averages, but less so than the extraordinary gains of 1998.

     The year (as measured by the Russell 1000 Growth Index) began on a relatively good note but turned flat in April, took a fairly significant dip during May and rebounded strongly in June. The Portfolio participated in the June recovery, which was a reflection of growth stocks regaining their momentum after being badly disadvantaged during April and May with rising interest rates and a market rotation into cyclical stocks. The rotation was caused by the perception that stronger than expected economic growth would, in turn, generate better earnings growth for the economically sensitive stocks.

Future Investment Strategy

     The shift favoring cyclical/value stocks, which began in April and continued through May and early June, has abated. The key question is what trends in place today will most affect returns for the balance of the year? First, one of the most positive signs has been the broadening out of the market. For the first time in years, asset class returns in the quarter were in keeping with traditional risk/reward models, (i.e., the more risk you are willing to assume, the higher the returns would be). In the second quarter, small-cap stocks (up 14.8 percent) outperformed mid-cap stocks (up 10.4 percent), which outperformed large-cap stocks (up 3.9 percent), as measured by the Russell 2000 Growth, Russell Mid-Cap Growth, and the Russell 1000 Growth Indices. Also in the second quarter, value stocks (up 10.8 percent) outperformed growth stocks (up
3.8 percent), as measured by the S&P 500 Barra Value and S&P 500 Barra Growth Indices, as the better than expected economic growth and rising interests rates corrected the valuation extremes at both ends of the market. Provident believes the April/May stellar performance for cyclically oriented stocks represents a broadening out of the market and not a major change in style leadership.

     Provident remains committed to technology and consumer-oriented themes, but the Portfolio has reduced its commitment to the health technology area, particularly drug stocks. While Provident cut back on their drug holdings earlier in the year, two short-term obstacles nonetheless have penalized returns. The first is a drug pipeline that is less robust than at this time last year; the second concerns pending Medicare and Medicaid reform. On the other hand, the improved domestic and global economic backdrop does provide certain companies new opportunities for earnings growth. For example, Provident continues to look for new opportunities in telecommunications, where the longer-term earnings growth outlook of many companies may be exceptional. Finally, Provident believes the broadening of the market increases the opportunity universe. Investors, less concerned about liquidity, are seeking out stocks with the best relative attractiveness regardless of market capitalization. Provident will continue to build the stock positions in the Portfolio where Provident thinks valuations are particularly attractive.

     The Portfolio's return for the balance of the year will depend on the level of interest rates and the companies in the Portfolio maintaining their expected growth rates. If inflation remains subdued, i.e., under 3 percent, and interest rates remain in a reasonably narrow range around current levels, then the broad market should do well and both growth and value strategies should benefit. The challenge to growth stocks remains any sizeable increase in interest rates; value stocks are going to need a meaningful acceleration in earnings to maintain recent performance momentum. Provident believes the earnings power for cyclical companies is less than robust. They recognize, also, that investors cannot expect any further expansion in price/earnings ratios. Therefore, their challenge and primary focus in the management of the Portfolio is to be confident that the companies in the Portfolio continue to produce well above average sales and earnings growth.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         CAPITAL APPRECIATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 87.59%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
ADVERTISING -- 1.16%
  Outdoor Systems Inc. (a)                   4,000         $   146,000
BANKING -- 0.55%
  FIRSTAR Corporation                        2,500              70,000
BROADCASTING -- 1.45%
  Clear Channel Communications (a)           1,800             124,088
  Infinity Broadcasting Corporation
    (Class A) (a)                            2,000              59,500
                                                           -----------
                                                               183,588
BUSINESS SERVICES -- 2.41%
  Concord EFS Inc. (a)                       4,000             169,250
  CSG Systems International Inc.
    (a)                                      1,500              39,281
  Paychex Inc.                               3,000              95,625
                                                           -----------
                                                               304,156
COMPUTER HARDWARE -- 4.48%
  Dell Computer Corporation (a)              1,400              51,800
  Electronics for Imaging Inc. (a)           4,000             205,500
  EMC Corporation (a)                        2,000             110,000
  Lexmark International Group Inc.
    (Class A) (a)                            3,000             198,187
                                                           -----------
                                                               565,487
COMPUTER SERVICES -- 11.55%
  America Online Inc. (a)                    1,000             110,500
  Comverse Technology Inc. (a)               2,700             203,850
  Fiserv Inc. (a)                            4,000             125,250
  Ixl Enterprises Incorporated               5,050             135,719
  Solectron Corporation (a)                  2,000             133,375
  Sun Microsystems Inc. (a)                  2,000             137,750
  Sungard Data Systems Inc. (a)              1,500              51,750
  Synopsys Inc. (a)                          3,800             209,713
  Unisys Corporation                         9,000             350,437
                                                           -----------
                                                             1,458,344
COMPUTER SOFTWARE -- 3.51%
  BMC Software Inc. (a)                      2,000             108,000
  Intuit Inc. (a)                            2,000             180,250
  Real Networks Inc. (a)                       900              61,987
  Siebel Systems Inc. (a)                    1,400              92,925
                                                           -----------
                                                               443,162
CONSUMER DURABLES -- 1.08%
  Harley Davidson Inc.                       2,500             135,938
CONTAINERS/PACKAGING -- 2.39%
  Ball Corporation                           3,000             126,750
  Sealed Air Corporation (New)               2,700             175,163
                                                           -----------
                                                               301,913
CRUDE & PETROLEUM -- 1.89%
  Ensco International Inc.                  12,000             239,250
ELECTRICAL EQUIPMENT -- 2.74%
  Jabil Circuit Inc. (a)                     4,500             203,062
  Teradyne Incorporated (a)                  2,000             143,500
                                                           -----------
                                                               346,562
ELECTRONICS -- 6.02%
  Altera Corporation (a)                     7,000             257,687
  Gemstar International Group Ltd.
    (a)                                      3,200             208,800
  Tandy Corporation                          6,000             293,250
                                                           -----------
                                                               759,737
ENERGY -- 2.96%
  AES Corporation                            3,400             197,625
  Montana Power Company                      2,500             176,250
                                                           -----------
                                                               373,875

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
ENTERTAINMENT & LEISURE -- 0.96%
  Carnival Corporation                       2,500         $   121,250
FINANCE -- 6.37%
  Associates First Capital
    Corporation (Class A)                    1,700              75,331
  Capital One Financial Corporation          3,000             167,063
  MBNA Corporation                           6,000             183,750
  Metris Companies Inc.                      4,000             163,000
  Providian Financial Corporation            2,300             215,050
                                                           -----------
                                                               804,194
HEALTH CARE -- 0.43%
  Medtronic Inc.                               700              54,513
HOTELS & RESTAURANTS -- 3.24%
  Brinker International Inc. (a)            10,500             285,469
  Ruby Tuesday Inc.                          6,500             123,500
                                                           -----------
                                                               408,969
LIFE INSURANCE -- 0.34%
  Reinsurance Group America Inc.             1,200              42,300
MANUFACTURING -- 1.50%
  Tyco International Ltd.                    2,000             189,500
MEDICAL INSTRUMENTS -- 2.99%
  Guidant Corporation                        1,500              77,156
  VISX, Inc. (a)                             3,800             300,913
                                                           -----------
                                                               378,069
MEDICAL SERVICES -- 1.40%
  Ims Health Incorporated                    1,600              50,000
  Wellpoint Health Networks
    Incorporated (a)                         1,500             127,313
                                                           -----------
                                                               177,313
OIL SERVICES -- 2.81%
  Baker Hughes Inc.                          5,500             184,250
  Nabors Industries Incorporated
    (a)                                      7,000             171,062
                                                           -----------
                                                               355,312
PHARMACEUTICALS -- 0.42%
  Schering Plough Corporation                1,000              53,000
RETAIL -- 10.76%
  Abercrombie and Fitch Company
    (Class A) (a)                            1,400              67,200
  Bed Bath & Beyond Inc. (a)                 3,000             115,500
  Costco Companies Inc. (a)                  1,300             104,081
  CVS Corporation                              800              40,600
  Dollar Tree Stores Inc. (a)                2,600             114,400
  Family Dollar Stores Inc.                  3,500              84,000
  Kohl's Corporation (a)                     1,500             115,782
  Linens 'n Things Inc. (a)                  2,000              87,500
  Office Depot Inc. (a)                      2,000              44,125
  Safeway Inc. (a)                           1,800              89,100
  Staples Inc. (a)                           2,300              71,156
  Tiffany & Company                          2,500             241,250
  Tommy Hilfiger Corporation (a)             2,500             183,750
                                                           -----------
                                                             1,358,444
TECHNOLOGY -- 3.87%
  Linear Technology Corporation              2,000             134,500
  Network Appliance Inc. (a)                 2,000             111,750
  Uniphase Corporation (a)                     500              83,000
  Waters Corporation (a)                     3,000             159,375
                                                           -----------
                                                               488,625

                         ENTERPRISE ACCUMULATION TRUST
                 CAPITAL APPRECIATION PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
TELECOMMUNICATIONS -- 8.64%
  ADC Telecommunications Inc. (a)            3,500         $   159,469
  Alltel Corporation                         1,500             107,250
  Amdocs Ltd. (a)                            6,500             147,875
  Global TeleSystems Group Inc. (a)          3,000             243,000
  Lucent Technologies Inc.                   1,000              67,437
  MCI Worldcom Inc. (a)                      1,900             163,519
  Tellabs Inc. (a)                           3,000             202,687
                                                           -----------
                                                             1,091,237
WASTE MANAGEMENT -- 1.67%
  Tetra Tech Inc. (a)                        6,250             103,125
  Waste Management Inc.                      2,000             107,500
                                                           -----------
                                                               210,625
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,288,504)                               11,061,363
----------------------------------------------------------------------

COMMERCIAL PAPER -- 9.50%
----------------------------------------------------------------------
  American Express Credit
    Corporation, 5.50% due 07/01/99       $600,000             600,000
  Household Finance Corporation
    5.55% due 07/01/99                     600,000             600,000
                                                           -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,200,000)                                 1,200,000
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----

REPURCHASE AGREEMENT -- 1.11%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
    Collateral: U.S. Treasury Bond
    $155,000, 3.625%, due 04/15/28
    Value $152,779                        $140,000         $   140,000
                                                           -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $140,000)                                     140,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $11,628,504)                              $12,401,363
OTHER ASSETS LESS LIABILITIES -- 1.80%                         226,882
                                                           -----------
NET ASSETS 100%                                            $12,628,245
======================================================================

(a) Non-income producing security.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY GROWTH PORTFOLIO

WILLIAM D. WITTER, INC.
NEW YORK, NEW YORK

Investment Management

     William D. Witter, Inc. manages approximately $1 billion in assets under management and has a normal investment minimum for a separate account of $1 million.

Investment Objective

     The objective of the Enterprise Small Company Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The Small Company Growth Portfolio invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Portfolio Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Portfolio Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter the Portfolio Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Portfolio Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially over-weighted in the Portfolio, or when the company no longer meets expectations. The Portfolio Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

First Half 1999 Performance Review

     Concerns about the slowdown in global economic growth, which intensified in the summer of 1998, were still present in the first quarter of 1999. Investors responded, in part, by continuing to concentrate their equity investments into large, well-known, highly liquid issues. In the second quarter, as confidence developed that an economic recovery in Asia was beginning, the willingness to participate in the broader market increased.

     The dramatic rise in the prices of Internet stocks in the first part of the year led to a substantial increase in initial public offerings of internet-related companies. By the second quarter, the demand for this type of investment appeared to be satiated by supply. The extremely high valuation levels of the group were also a factor in encouraging investors to look elsewhere for opportunities.

     While a number of observers had pointed out the historically low relative valuations of small companies, in the second quarter an awareness developed of the increase in investment banking activity in this group. By early April, the number of mergers, acquisitions, and leveraged buyouts totaled 207, which compared with an annual average of 162 for this decade, according to Merrill Lynch Small Cap Research. This development is reminiscent of the 1980's when it was more economical for companies to expand by buying another company's stock than by building new facilities and expanding their own organizations.

     The Portfolio benefited from the announcement of two investment banking transactions. Amsted Industries offered to buy Varlen Corp. at $35. Varlen's stock had been selling in the low-to mid-twenties prior to the announcement and its management stated that the offer was inadequate. Additional negotiations are proceeding and Varlen was at $40 1/2 at June 30, 1999. Maxxim Medical's management, frustrated by their equity's price being $16 in spite of good fundamental progress, offered to buy the whole company themselves at $26. The stock finished the six months ended June 30, 1999 at $23 5/16.

Future Investment Strategy

     The rise in long-term interest rates during the first six months, particularly those related to the housing industry, may slow down the economy's growth rate. This factor together with the strong currency may keep the inflation rate at around 2 percent or lower. While valuation levels of large capitalization issues, in general, are high, the price/earnings ratios relative to earnings growth rates of the smaller company equities are still low. Witter believes that the sector should do well over the next one to three years.

     Accordingly, the Portfolio will continue to be fully invested and maintain significant emphasis on cyclical growth companies such as those in the semi-conductor equipment industry. It is also likely that more secular growth issues such as those in the computer systems/software, health care, and business services will be added.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                      NUMBER OF SHARES OR
COMMON STOCKS -- 91.47%                PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------
  AEROSPACE -- 2.69%
  AAR Corporation                             3,150         $   71,466
  Tristar Aerospace Company (a)              10,500             86,625
                                                            ----------
                                                               158,091
BUSINESS SERVICES -- 16.22%
  Analytical Surveys Inc. (a)                 8,300            206,463
  Charles River Associates Inc. (a)           8,900            223,056
  Labor Ready Inc. (a)                        6,500            211,250
  Maximus Inc. (a)                            4,500            129,375
  On Assignment Inc. (a)                      7,000            182,875
                                                            ----------
                                                               953,019
COMPUTER HARDWARE -- 1.94%
  Auspex Systems Inc. (a)                    10,500            114,188
COMPUTER SERVICES -- 7.39%
  Kronos Inc. (a)                             4,125            187,687
  National Computer Systems Inc.              7,300            246,375
                                                            ----------
                                                               434,062
COMPUTER SOFTWARE -- 12.19%
  Legato Systems Inc. (a)                     4,030            232,733
  Mapinfo Corporation (a)                     9,000            171,000
  Pervasive Software Inc. (a)                10,000            248,750
  Verity Inc. (a)                             1,175             63,670
                                                            ----------
                                                               716,153
ELECTRONICS -- 11.38%
  Applied Science & Technology Inc.
    (a)                                      12,600            283,500
  Cymer Inc. (a)                              8,600            215,000
  Veeco Instruments Inc. (a)                  5,000            170,000
                                                            ----------
                                                               668,500
FINANCE -- 1.17%
  Doral Financial Corporation                 4,000             69,000
INSURANCE -- 1.11%
  Everest Reinsurance Holdings                2,000             65,250
MANUFACTURING -- 5.62%
  Astropower Inc. (a)                         6,640            116,200
  Mueller Industries Inc. (a)                 3,440            116,745
  Varlen Corporation                          2,400             97,200
                                                            ----------
                                                               330,145
MEDICAL INSTRUMENTS -- 8.47%
  Candela Corporation (a)                    14,500            206,625
  Cytyc Corporation (a)                       9,900            193,050
  Theragenics Corporation (a)                14,080             97,680
                                                            ----------
                                                               497,355
MEDICAL SERVICES -- 3.25%
  Maxxim Medical Inc. (a)                     8,200            191,163

                                      NUMBER OF SHARES OR
                                       PRINCIPAL AMOUNT       VALUE
                                      -------------------     -----
OIL SERVICES -- 0.36%
  Atwood Oceanics Inc. (a)                      685         $   21,406
SECURITY & INVESTIGATION
  SERVICES -- 0.61%
  Barringer Technologies Inc. (a)             5,500             35,578
TECHNOLOGY -- 4.24%
  Catalytica Inc. (a)                        11,830            165,620
  Flir Systems Inc. (a)                       5,500             83,187
                                                            ----------
                                                               248,807
TRANSPORTATION -- 13.20%
  Alaska Air Group Inc. (a)                   3,200            133,600
  Amtran Inc. (a)                             4,000             98,500
  Atlas Air Inc. (a)                          7,040            227,040
  Ryanair Holdings (ADR) (a)                  2,935            155,555
  Sea Containers Ltd. (Class A)               4,800            161,100
                                                            ----------
                                                               775,795
TRAVEL/ENTERTAINMENT/LEISURE -- 1.63%
  Polaris Industries Inc.                     2,200             95,700
                                                            ----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $4,624,992)                                 5,374,212
----------------------------------------------------------------------

U.S. TREASURY BILLS -- 3.39%
----------------------------------------------------------------------
  U.S. Treasury Bill
    4.405% due 07/22/99                    $200,000            199,486
                                                            ----------

TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $199,486)                                     199,486
----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.83%
----------------------------------------------------------------------
  Alcoa Inc.
    5.75% due 07/01/99                      225,000            225,000
                                                            ----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $225,000)                                     225,000
----------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $5,049,478)                                $5,798,698

OTHER ASSETS LESS LIABILITIES -- 1.31%                          76,889
                                                            ----------
NET ASSETS 100%                                             $5,875,587
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY VALUE PORTFOLIO

GABELLI ASSET MANAGEMENT COMPANY
RYE, NEW YORK

Investment Management

     Gabelli Asset Management Company, which manages more than $9 billion for institutional clients and whose normal investment minimum is $1 million became manager of the Portfolio on June 1, 1996.

Investment Objective

     The objective of the Enterprise Small Company Value Portfolio is to seek maximum capital appreciation.

Investment Strategies

     The Small Company Value Portfolio invests primarily in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

First Half 1999 Performance Review

     The first six months of 1999 were a study in the psychology of small-cap investors. While the first quarter tested their patience, the second quarter rewarded it.

     The level of merger and acquisition activity that Gabelli saw during 1998 continued unabated into 1999. The Portfolio's returns were enhanced by the takeover of several holdings: Aeroquip Vickers, Hudson General, Calmat and Grand Casinos, to name just a few. Going forward, Gabelli expects the deal activity to accelerate as companies of all sizes race to acquire the much cheaper and undervalued smaller sized companies.

     Cable stocks contributed very nicely to the performance for the first six months of the year. The industry has been involved in round after round of consolidation as companies race to acquire more households, eyeballs and bandwidth. Due to this consolidation, the stocks of cable companies which have not yet been taken over have performed well during 1999. Rogers Communications (up 82 percent) and Cablevision (up 39 percent) have been rumored to be the next to go.

     The telecommunications industry and more specifically the cellular industry have been extremely hot during 1999. Omnipoint has increased 143 percent in the Portfolio for the first half of 1999 as it received a cash and stock offer from VoiceStream Wireless. As a result of this, the stocks of several cellular companies have exploded on the upside: Aerial Communications (up 130 percent), Price Communications (up 81 percent) and Telephone & Data Systems (up 63 percent) to name just a few.

Future Investment Strategy

     Inflation reared its head in the second quarter of 1999. A jump in the Consumer Price Index (CPI) in April rattled the bond and equity markets. Inflation all but disappeared again in the May CPI numbers. The bond market stabilized and stocks regained momentum. Despite the dueling data on inflation, the Federal Reserve decided to err on the side of caution by hiking the Federal Funds rate by 0.25 percent on June 30, in what Chairman Alan Greenspan characterized as a "preemptive action" against inflation. This sparked the current debate as to whether this single modest rate hike would be an effective move against inflation or just the first in a series of steps that will eventually weaken the economy and financial markets. Judging from the bond and stock markets' slide in late June, the consensus appears to expect more Fed rate hikes and higher interest rates going forward.

     Gabelli is cautiously optimistic on inflation in the near future. The inflationary threat comes partially from rising commodities prices, which are recovering from severely depressed levels following the Asian economic meltdown, and from the prospect of wage inflation in a fully employed America. Thus far, technology-driven productivity gains have offset rising wages.

Along with Federal Reserve Chairman Alan Greenspan, Gabelli is not sure how much longer this can continue in an America with help wanted signs in an increasing number of corporate windows. The American consumer continues to be the key to economic growth here and abroad. Full employment, rising wages and a generous stock market have been the drivers for consumer spending. If rising interest rates discourage consumer spending, or Gabelli sees a meaningful correction in the stock market that would dent consumer confidence, the engine that has been driving global economic growth could falter.

     Corporate earnings and interest rates may determine the course of the market for the balance of 1999. In general, first quarter earnings met consensus estimates and second quarter earnings may be stronger than anticipated. Interest rates are higher, and do not seem likely to trend much lower for the rest of the year. With the S&P 500's gains already approximating 1999 earnings growth forecasts, we see little fundamental justification for the market to move appreciably higher. Mutual fund flows are still favoring stocks, but money is no longer pouring into equity mutual funds at the rates seen in previous years.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 98.12%              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
ADVERTISING -- 1.46%
  BOWLIN Outdoor Advertising &
    Travel Center Inc. (a)                  60,000        $    360,000
  The Ackerley Group Inc.                  340,000           6,183,750
                                                          ------------
                                                             6,543,750
AEROSPACE -- 6.66%
  AAR Corporation                           18,000             408,375
  Ametek Inc.                              100,000           2,300,000
  Coltec Industries Inc. (a)                90,000           1,951,875
  Curtiss-Wright Corporation                88,000           3,421,000
  GenCorp Inc.                             210,000           5,302,500
  Kaman Corporation (Class A)              110,000           1,725,625
  Moog Inc. (Class A) (a)                   40,000           1,375,000
  Sequa Corporation (Class A)               70,000           4,900,000
  Sequa Corporation (Class B)               40,500           2,895,750
  SPS Technologies Inc. (a)                150,000           5,625,000
                                                          ------------
                                                            29,905,125
APPAREL & TEXTILES -- 0.26%
  Carlyle Industries Inc. (a)              200,259             256,582
  Hartmarx Corporation (a)                 220,000             921,250
                                                          ------------
                                                             1,177,832
AUTOMOTIVE -- 8.42%
  A. O. Smith Corporation                   12,000             336,000
  A. O. Smith Corporation (Class
    A)                                       4,000             108,500
  Arvin Industries Inc.                     45,000           1,704,375
  Borg-Warner Automotive Inc.               27,000           1,485,000
  Clarcor Inc.                             230,000           4,413,125
  Earl Scheib Inc. (a)                     225,000           1,068,750
  Federal Mogul Corporation                 24,500           1,274,000
  Lund International Holdings Inc.
    (a)                                     24,000             150,000
  Midas Inc.                                30,000             851,250
  Modine Manufacturing Company             265,000           8,629,062
  Navistar International
    Corporation (a)                         72,000           3,600,000
  Standard Motor Products Inc.             255,000           6,247,500
  Superior Industries
    International Inc.                     102,000           2,785,875
  Wynns International Inc.                 280,000           5,162,500
                                                          ------------
                                                            37,815,937
BROADCASTING -- 8.44%
  Chris-Craft Industries Inc. (a)          176,000           8,294,000
  Echostar Communications
    Corporation (Class A) (a)               10,000           1,534,375
  Fisher Companies Inc.                     27,000           1,701,000
  Gray Communications Systems Inc.          86,000           1,720,000
  Gray Communications Systems
    Inc.(Class B)                          165,000           2,330,625
  Paxson Communications
    Corporation (a)                        215,000           2,687,500
  United Television Inc.                    67,000           7,026,625
  USA Networks Inc. (a)                    314,700          12,627,337
                                                          ------------
                                                            37,921,462
BUILDING & CONSTRUCTION -- 0.00%
  Core Materials Corporation                 6,500              20,313
BUSINESS SERVICES -- 0.13%
  MDC Corporation (Class A) (a)             30,000             363,750
  Nashua Corporation (a)                    22,000             217,250
                                                          ------------
                                                               581,000
CABLE -- 7.31%
  AFC Cable Systems Inc. (a)                20,000             706,250
  Cablevision Systems Corporation
    (Class A) (a)                          242,000          16,940,000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
  Century Communications
    Corporation (Class A) (a)              110,000        $  5,060,000
  Rogers Communications Inc.
    (Class B) (a)                          393,000           6,361,687
  TCI Satellite Entertainment
    Inc.(Class A) (a)                      135,000             396,563
  United International Holdings
    Inc. (Class A) (a)                      50,000           3,381,250
                                                          ------------
                                                            32,845,750
CHEMICALS -- 1.75%
  Church & Dwight Company Inc.              68,000           2,958,000
  Ferro Corp.                               55,000           1,512,500
  Sybron Chemicals Inc. (a)                190,000           3,372,500
                                                          ------------
                                                             7,843,000
COMPUTER HARDWARE -- 0.00%
  Cerion Technologies Inc. (a) (d)          90,000                  --
COMPUTER SERVICES -- 0.28%
  Checkfree Holdings Corporation
    (a)                                      2,000              55,125
  Tyler Technologies Inc.                  175,000           1,203,125
                                                          ------------
                                                             1,258,250
CONSUMER DURABLES -- 0.67%
  Hussmann International Inc.              100,000           1,656,250
  Noel Group (a)                           135,000              84,375
  Noel Group Units (a)                     135,000              77,625
  Oneida Ltd.                               42,000           1,181,250
                                                          ------------
                                                             2,999,500
CONSUMER PRODUCTS -- 0.16%
  ARC International Corporation
    (a)                                     30,000              39,375
  Mikasa Inc.                               62,000             701,375
                                                          ------------
                                                               740,750
CONSUMER SERVICES -- 0.71%
  Berlitz International Inc. (a)            68,000           1,249,500
  ITT Educational Services Inc.
    (a)                                     75,000           1,954,688
                                                          ------------
                                                             3,204,188
ELECTRICAL EQUIPMENT -- 1.96%
  Ampco-Pittsburgh Corporation             130,000           1,665,625
  Oak Technology Inc. (a)                  250,000             906,250
  SL Industries Inc.                        45,000             573,750
  Thomas Industries Inc.                   220,000           4,510,000
  UCAR International Inc. (a)               45,000           1,136,250
                                                          ------------
                                                             8,791,875
ELECTRONICS -- 0.89%
  CTS Corporation                           42,000           2,940,000
  Power-One Inc. (a)                         7,000             172,375
  Watkins Johnson Company                   30,000             885,000
                                                          ------------
                                                             3,997,375
ENERGY -- 0.63%
  International Comfort Products
    Corporation                            180,000           2,047,500
  Kaneb Services Inc. (a)                  180,000             765,000
                                                          ------------
                                                             2,812,500
ENTERTAINMENT & LEISURE -- 4.91%
  Ascent Entertainment Group Inc.
    (a)                                    150,000           2,118,750
  Bull Run Corporation (a)                 150,000             628,125
  Churchill Downs Inc.                      35,000           1,207,500
  Florida Panthers Holdings Inc.
    (a)                                    130,000           1,389,375
  Gaylord Entertainment Company            266,701           8,001,030
  GC Companies Inc. (a)                    193,000           6,899,750
  Jackpot Enterprises Inc. (a)             215,000           1,827,500
                                                          ------------
                                                            22,072,030

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
FINANCE -- 0.70%
  Advest Group Inc.                         20,000        $    398,750
  Pioneer Group Inc.                       160,000           2,760,000
                                                          ------------
                                                             3,158,750
FOOD & BEVERAGES & TOBACCO -- 5.21%
  Brunos Inc. (a)                           60,000              15,000
  Buenos Aires Embotelladora
    (ADR)(a) (d)                            40,227                  --
  Celestial Seasonings Inc. (a)            250,000           5,375,000
  Chock Full o' Nuts Corporation
    (a)                                    315,000           3,287,812
  General Cigar Holdings
    Inc.(Class A) (a)                      285,000           2,226,563
  General Cigar Holdings
    Inc.(Class B) (a)                      190,000           1,413,220
  Ingles Markets Inc. (Class A)             82,500           1,258,125
  Pepsi Cola Puerto Rico Bottling
    Company (a)                            160,000             880,000
  Ralcorp Holdings Inc. (a)                 75,000           1,204,688
  Robert Mondavi Corporation
    (Class A) (a)                           10,000             363,750
  Tootsie Roll Industries Inc.              97,850           3,779,456
  Whitman Corporation                      200,000           3,600,000
                                                          ------------
                                                            23,403,614
HOTELS & RESTAURANTS -- 1.89%
  Advantica Restaurant Group Inc.
    (a)                                     56,000             192,500
  Aztar Corporation (a)                    550,000           5,053,125
  Extended Stay America Inc. (a)            55,000             660,000
  Lakes Gaming Inc. (a)                     35,000             382,813
  Park Place Entertainment
    Corporation (a)                         85,000             823,437
  Trump Hotels & Casino Resorts
    Inc. (a)                               300,000           1,368,750
                                                          ------------
                                                             8,480,625
INSURANCE -- 3.09%
  Argonaut Group Inc.                      105,000           2,520,000
  Danielson Holding Corporation
    (a)                                     60,000             345,000
  Liberty Corporation                      131,000           7,139,500
  Midland Company                          152,500           3,869,688
                                                          ------------
                                                            13,874,188
MACHINERY -- 5.06%
  Baldwin Technology Company
    Inc.(Class A) (a)                      165,000             484,688
  Commercial Intertech Corporation          60,000             956,250
  Fairchild Corporation (Class A)
    (a)                                    175,503           2,237,663
  Flowserve Corporation                    150,000           2,840,625
  Franklin Electric Company Inc.            16,500           1,072,500
  Idex Corporation                         110,000           3,616,250
  Katy Industries Inc.                     160,000           2,080,000
  Kollmorgen Corporation                   140,000           2,100,000
  Nortek Inc. (a)                          120,000           3,757,500
  Paxar Corporation (a)                    185,000           1,665,000
  Standex International
    Corporation                             18,000             492,750
  Tennant Company                            9,000             288,000
  Watts Industries Inc. (Class A)           60,000           1,151,250
                                                          ------------
                                                            22,742,476
MANUFACTURING -- 4.77%
  Aviall Inc.                               10,000             188,125
  Barnes Group Inc.                         50,000           1,087,500
  Belden Inc.                               45,000           1,077,187
  Bway Corporation (a)                       6,000              85,500
  Crane Company                             65,000           2,043,437
  Cuno Inc. (a)                             98,000           1,874,250
  Dexter Corporation                         4,000             163,250

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
  Fedders Corporation (Class A)            385,000        $  2,358,125
  Fedders USA Inc.                         100,000             668,750
  Graco Inc.                                40,000           1,175,000
  Industrial Distribution Group
    Inc. (a)                                40,000             202,500
  Mark IV Industries Inc.                  100,000           2,112,500
  Material Sciences Corporation
    (a)                                    138,000           2,070,000
  Myers Industries Inc.                     30,000             600,000
  Oil Dri Corporation of America           120,000           1,920,000
  Park Ohio Holdings Corporation
    (a)                                    130,000           2,201,875
  Rawlings Sporting Goods Company
    Inc. (a)                                50,500             498,688
  Strattec Security Corporation
    (a)                                     33,000           1,113,750
                                                          ------------
                                                            21,440,437
METALS & MINING -- 0.45%
  Homestake Mining Company                  29,600             242,350
  TVX Gold Inc. (a)                        650,000             650,000
  WHX Corporation (a)                      170,000           1,115,625
                                                          ------------
                                                             2,007,975
MISC. FINANCIAL SERVICES -- 1.34%
  Data Broadcasting Corporation
    (a)                                     88,000             929,500
  Paymentech Inc. (a)                      200,000           5,075,000
                                                          ------------
                                                             6,004,500
NEUTRACEUTICALS -- 0.16%
  Irwin Naturals/4 Health Inc. (a)          18,000              33,750
  Weider Nutrition International
    Inc.                                   170,000             701,250
                                                          ------------
                                                               735,000
PAPER PRODUCTS -- 0.39%
  Greif Brothers Corporation
    (Class A)                               68,000           1,734,000
PHARMACEUTICALS -- 2.94%
  Agribrands International Inc.
    (a)                                     15,000             593,438
  Carter Wallace Inc.                      275,000           5,001,562
  Ivax Corporation (a)                     440,000           6,215,000
  Twinlab Corporation (a)                  160,000           1,375,000
                                                          ------------
                                                            13,185,000
PRINTING & PUBLISHING -- 5.07%
  A.H. Belo Corporation (Class A)           27,000             531,563
  Lee Enterprises Inc.                      64,000           1,952,000
  McClatchy Company (Class A)               90,000           2,981,250
  Media General Inc. (Class A)             160,000           8,160,000
  Meredith Corporation                      40,000           1,385,000
  Penton Media Inc.                        100,000           2,425,000
  Pulitzer Inc.                             55,000           2,670,937
  Thomas Nelson Inc.                        35,000             389,375
  Topps Company Inc. (a)                   310,000           2,257,187
                                                          ------------
                                                            22,752,312
REAL ESTATE -- 1.12%
  Catellus Development Corporation
    (a)                                    245,000           3,797,500
  Griffin Land & Nurseries Inc.
    (a)                                    110,000           1,237,500
                                                          ------------
                                                             5,035,000
RETAIL -- 3.03%
  Burlington Coat Factory
    Warehouse Corporation                  125,000           2,414,063
  CDnow Inc. (a)                             8,000             141,000
  Coldwater Creek Inc. (a)                  45,000             877,500
  Lillian Vernon Corporation               330,000           4,290,000
  Neiman Marcus Group Inc. (a)             200,000           5,137,500
  Phar Mor Inc. (a)                         65,000             276,250
  Sports Authority Inc. (a)                110,000             488,125
                                                          ------------
                                                            13,624,438

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
SECURITY & INVESTIGATION SERVICES -- 2.51%
  Borg-Warner Security Corporation
    (a)                                     80,000        $  1,625,000
  Pittway Corporation (Class A)             78,000           2,666,625
  Rollins Inc.                             364,000           5,801,250
  Wackenhut Corporation (Class A)           40,000           1,190,000
                                                          ------------
                                                            11,282,875
TELECOMMUNICATIONS -- 10.09%
  Aerial Communications Inc. (a)           230,000           3,105,000
  Aliant Communications Inc.                 8,000             369,500
  Associated Group Inc. (Class A)
    (a)                                     76,000           4,949,500
  Atlantic Tele-Network Inc.                15,000             157,500
  Cellullar Communications of
    Puerto Rico (a)                         84,000           2,394,000
  Commonwealth Telephone
    Enterprises Inc.                        26,077           1,054,489
  Commonwealth Telephone
    Enterprises Inc. (Class B) (a)          58,833           2,397,445
  Communications Systems Inc.               60,000             742,500
  COMSAT Corporation                       175,000           5,687,500
  CoreComm Ltd. (a)                        102,000           4,921,500
  GST Telecommunications Inc. (a)          212,000           2,795,750
  Omnipoint Corporation (a)                 55,000           1,591,562
  RCN Corporation (a)                       86,000           3,579,750
  Rogers Cantel Mobile
    Communications Inc. (Class B)
    (a)                                     47,000             772,562
  Telephone and Data Systems Inc.          138,000          10,082,625
  Teligent Inc. (Class A) (a)               12,000             717,750
                                                          ------------
                                                            45,318,933
TRANSPORTATION -- 1.82%
  GATX Corporation                         207,700           7,905,581
  TransPro Inc.                             50,000             262,500
                                                          ------------
                                                             8,168,081
TRAVEL/ENTERTAINMENT/LEISURE -- 0.82%
  Hearst Argyle Television Inc.             35,000             840,000
  TV Guide Inc. (Class A) (a)               78,000           2,856,750
                                                          ------------
                                                             3,696,750
UTILITIES -- 1.29%
  AGL Resources Inc.                        10,000             184,375
  Citizens Utilities Company
    (Class B) (a)                          390,000           4,338,750
  Eastern Enterprises                       28,000           1,113,000
  Southwest Gas Corporation                  5,000             143,125
                                                          ------------
                                                             5,779,250

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
WASTE MANAGEMENT -- 0.05%
  EnviroSource Inc. (a)                    105,000        $    223,125
WIRELESS COMMUNICATIONS -- 1.68%
  Allen Telecom Inc. (a)                    50,000             537,500
  Price Communications Corporation
    (a)                                    468,750           7,031,250
                                                          ------------
                                                             7,568,750
                                                          ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $348,520,398)                             440,746,716
----------------------------------------------------------------------
U.S. TREASURY BILLS -- 1.72%
----------------------------------------------------------------------
    U.S. Treasury Bill     4.51%
    due 09/16/99                        $1,962,000           1,943,074
    U.S. Treasury Bill     4.54%
    due 08/12/99                         4,177,000           4,146,518
    U.S. Treasury Bill     4.545%
    due 09/16/99                         1,645,000           1,629,008
                                                          ------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $7,718,600)                                 7,718,600
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.64%
----------------------------------------------------------------------
    State Street Bank & Trust
      Repurchase Agreement, 4.25%
      due 07/01/99
      Collateral: U.S. Treasury Note $2,840,000,
      7.125%, due 02/29/00
      Value $3,007,999                   2,880,000           2,880,000
                                                          ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,880,000)                                 2,880,000
----------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $359,118,998)                            $451,345,316
OTHER ASSETS LESS LIABILITIES -- (0.48)%                    (2,168,380)
                                                          ------------
NET ASSETS 100%                                           $449,176,936
======================================================================

(a) Non-income producing security.
(d) Security is fair valued at June 30, 1999.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

VONTOBEL USA INC.
NEW YORK, NY

Investment Management

     Vontobel USA became Portfolio Manager on April 1, 1999. The firm manages approximately $2 billion and its normal investment minimum is $10 million.

Investment Objective

     The objective of the Enterprise International Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The International Growth Portfolio invests primarily in non-U.S. equity securities that the Portfolio Manager believes are undervalued. The Portfolio Manager uses an approach that involves bottom-up stock selection. The Portfolio Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Portfolio Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

First Half 1999 Performance Review

     Vontobel assumed management of the International Growth Portfolio on April 1, 1999. As of June 30, 1999, the portfolio has been completely restructured to reflect Vontobel's investment philosophy. Hedge positions against the Euro and the Swiss Franc have been opened to protect European investment returns in U.S. Dollar terms.

     A large number of positions were closed, and the total number of holdings was reduced from over 200 to well under 100. This reflects the Vontobel policy of bottom-up security selection that focuses on companies with attractive fundamentals, offering high return on equity, consistent historical earnings growth, low debt and high free cash flow. Additionally, the country allocation shifted. All Canadian positions were closed, holdings in the European sector were increased, and Pacific Rim holdings were reduced. Currently, there is a very slight overweight versus the EAFE in Europe, a market-neutral posture in Japan, and a modest underweight in the Pacific Rim.

     The massive sell-off of securities necessary to align the portfolio with Vontobel's current investment strategy had a negative impact on performance early in the second quarter. Losses were sustained while unloading many securities that did not meet Vontobel's investment criterion, largely due to company fundamentals. As the quarter progressed, and the portfolio management team was able to reap the rewards of holding positions that conform to current investment outlook and philosophy, performance picked up in the later weeks of the quarter.

Future Investment Strategy

     Given the real interest rate climate in Europe, it is reasonable to believe that the equity markets are currently undervalued. Vontobel thinks that as the earnings currently coming through are higher than projected expectations, revaluations will occur.

     Major market sectors in Europe, such as finance, health care and telecommunications should benefit from the current economic environment, with rising rates, and a Euro-Dollar exchange rate that is continuing to be favorable for Euroland exports. Vontobel's belief is that the Euro will test parity in the coming months. Many restructurings and significant merger and acquisition activity adds to what Vontobel believes is a positive climate for businesses in the new Europe, spurring a continued overweighting in the European sector.

     Japanese and the other Asian markets have been driven by liquidity for the first six months of 1999, and Vontobel questions the sustainability of the current rebound. Some restructuring has begun in Japan, but for the near-term Vontobel projects a neutral exposure, as Vontobel still believes they provide attractive investment opportunities. The majority of the Portfolio's Japanese holdings have average earnings expectations of about 35 percent, and most are businesses with large overseas markets.

     As with all international funds, the International Growth Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         INTERNATIONAL GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 94.66%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
BELGIUM -- 0.64%
  Barco                                        3,900       $   627,571
DENMARK -- 0.50%
  Bang & Olufsen Holdings (Class B)            7,600           481,604
FINLAND -- 1.79%
  Nokia Corporation (ADR) (Class A)           11,600         1,062,125
  Sampo Insurance Company
    Ltd.(Class A)                             23,400           677,825
                                                           -----------
                                                             1,739,950
FRANCE -- 11.85%
  Altran Technologies                          3,100           818,083
  Axa                                         11,700         1,426,810
  CGIP                                        21,600         1,044,293
  Dassault Systemes                           24,600           812,753
  L'Oreal                                      1,500         1,013,584
  Louis Vuitton Moet Hennessy                  4,100         1,199,899
  Louis Vuitton Moet Hennessy (Rts)            4,100           119,821
  Scor                                        26,300         1,304,056
  Societe Generale (Class A)                   6,400         1,127,503
  Total Fina (Class B)                        11,900         1,534,616
  Vivendi                                     14,072         1,139,456
                                                           -----------
                                                            11,540,874
GERMANY -- 3.51%
  Allianz                                      2,800           776,437
  BMW                                          1,300           893,850
  Mannesmann                                  11,700         1,745,219
                                                           -----------
                                                             3,415,506
HONG KONG -- 2.46%
  Dah Sing Financial Group                   159,000           605,580
  SmarTone Telecommunications
    Holdings Ltd.                            195,000           693,682
  Sun Hung Kai Properties Ltd.               120,000         1,094,269
                                                           -----------
                                                             2,393,531
IRELAND -- 2.38%
  Allied Irish Banks                          73,900           978,473
  CRH                                         27,400           485,374
  Elan Corporation (ADR) (a)                  30,600           849,150
                                                           -----------
                                                             2,312,997
ITALY -- 0.78%
  Telecom Italia                              73,100           759,580
JAPAN -- 20.18%
  Bridgestone Corporation                     45,000         1,361,494
  Fuji Photo Film                             27,000         1,022,237
  Honda Motor Company Ltd.                    23,000           975,366
  Hoya Corporation                            20,000         1,129,206
  Mikuni Coca-Cola Bottling Company
    Ltd.                                      19,000           386,377
  Murata Manufacturing Company Ltd.           17,000         1,118,624
  Nintendo Company Ltd.                       12,000         1,687,360
  NTT Data Corporation                           134         1,065,620
  NTT Mobile Communication Network
    Inc.                                          34           460,941
  NTT Mobile Communication Network
    Inc. (a)                                     136         1,821,278
  Rohm Company Ltd.                           15,000         2,349,756
  Sony Corporation                            13,000         1,402,414
  Takeda Chemical Industries                  47,000         2,179,631
  Tokyo Broadcasting System Inc.              35,000           506,324
  Tokyo Electron Ltd.                         22,000         1,493,097
  Yasuda Fire & Marine Insurance
    Company Ltd.                             129,000           683,550
                                                           -----------
                                                            19,643,275

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
MALAYSIA -- 0.05%
  Malayan Banking Berhad                       9,000       $    27,000
  Nestle (Malaysia) Berhad                     5,000            19,737
                                                           -----------
                                                                46,737
NETHERLANDS -- 9.62%
  Aegon                                       16,000         1,184,000
  Aegon (ADR)                                 19,400         1,406,894
  ASM Lithography Holdings (a)                24,000         1,387,937
  Getronics                                   17,500           672,888
  Heineken                                    20,100         1,028,753
  Hunter Douglas                              21,268           730,073
  Kempen & Company                            14,000           699,947
  Philips Electronics                         13,184         1,299,953
  Vendex KBB                                  35,900           958,495
                                                           -----------
                                                             9,368,940
SINGAPORE -- 2.45%
  Jardine Strategic Holdings Ltd.            362,500           942,500
  Singapore Press Holdings Ltd.               84,788         1,444,684
                                                           -----------
                                                             2,387,184
SPAIN -- 0.86%
  Banco Popular Espanol                       11,700           841,251
SWEDEN -- 6.48%
  ABB (Class B)                               87,700         1,162,239
  Assa Abloy (Class B)                       160,400         1,738,344
  Assa Abloy (Rts) (Class B)                 160,400            34,011
  AstraZeneca Group                           35,087         1,368,099
  Hennes & Mauritz (Series B)                 63,400         1,568,383
  OM Gruppen                                  38,600           436,518
                                                           -----------
                                                             6,307,594
SWITZERLAND -- 10.66%
  Credit Suisse Group                         12,300         2,127,645
  Nestle                                         700         1,260,819
  Pharma Vision 2000 (a)                         600           378,111
  Roche Holdings                                 136         2,238,827
  Roche Holdings Genusschein                     223         2,291,518
  Schweizerische
    Rueckversicherungs-
    Gesellschaft                                 600         1,142,049
  Swisscom (a)                                 2,500           940,454
                                                           -----------
                                                            10,379,423
UNITED KINGDOM -- 20.45%
  BP Amoco (ADR)                               9,300         1,009,050
  Capita Group                                64,300           665,382
  CGU                                         51,000           734,351
  Compass Group                              172,000         1,706,669
  Diageo                                      46,000           483,263
  Dixons Group                                76,000         1,425,561
  Hays                                        87,700           924,807
  HSBC Holdings                               45,600         1,615,795
  Invensys                                   157,000           742,414
  Lloyds TSB Group                            75,600         1,026,602
  Misys                                      116,400           996,272
  Next                                        56,000           679,679
  Provident Financial                         49,100           674,875
  Rentokil Initial                           364,800         1,414,540
  Schroders                                   36,000           726,336
  Securicor                                  104,700           921,712
  Smithkline Beecham                          58,000           754,236
  Tomkins                                    185,000           801,917
  Vodafone AirTouch                           72,500         1,426,191
  WPP Group                                  139,200         1,178,473
                                                           -----------
                                                            19,908,125
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,971,547)                               92,154,142
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
PREFERRED STOCK -- 1.80%
----------------------------------------------------------------------
GERMANY -- 1.80%
  Sap                                          4,400       $ 1,757,600
                                                           -----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,393,219)                                 1,757,600
----------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 0.51%
----------------------------------------------------------------------
UNITED STATES -- 0.51%
  Salomon Smith Barney Holdings
    Inc. (Series H), 5.12% due
    01/21/00 (v)                         $   500,000           497,500
                                                           -----------
TOTAL CONVERTIBLE CORPORATE BOND
(IDENTIFIED COST $500,000)                                     497,500
                                                           -----------
REPURCHASE AGREEMENT -- 3.10%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
    Collateral: U.S. Treasury Note
    $2,975,000, 7.125% due 02/29/00
    Value $3,150,985                       3,015,000         3,015,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $3,015,000)                                 3,015,000
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
TOTAL INVESTMENTS
(IDENTIFIED COST $93,879,766)                              $97,424,242
OTHER ASSETS LESS LIABILITIES -- (0.07)%                       (68,270)
                                                           -----------
NET ASSETS 100%                                            $97,355,972
======================================================================

(a) Non-income producing security.
(v) Variable interest rate security; interest rate is as of June 30, 1999, and is adjusted monthly.
(Rts) Rights
(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

Investment Management

     Caywood-Scholl manages approximately $1 billion for institutional clients, and its normal investment minimum is $1 million.

Investment Objective

     The objective of the Enterprise High-Yield Bond Portfolio is to seek maximum current income.

Investment Strategies

     The High-Yield Bond Portfolio invests primarily in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, inc. ("Moody's") or B- to BB+ by Standard & Poor's corporation ("S&P"), which are commonly known as "junk bonds." The Portfolio's investments are selected by the Portfolio Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Portfolio Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgement of the Portfolio Manager have characteristics of such lower-grade bonds. Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Portfolio Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20 percent of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgement of the Portfolio Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income producing cash equivalents.

First Half 1999 Performance Review

     Despite a modest rise in intermediate U.S. Treasury interest rates, high-yield bonds have substantially outperformed most higher-grade fixed-income sectors. The market's fundamentals continue to be overshadowed by weak technicals. Demand for high-yield bonds, like most fixed-income securities, has slackened due to investors' concern over rising U.S. Treasury rates. The good news is high-yield valuations are attractive and fundamentals are sound. More specifically, strong economic conditions have led to mostly positive earnings reports for high-yield issuers. The pace of mergers and acquisitions continues to benefit certain sectors of the market, such as telecommunications, due to the positive event risk. Lastly, the bank loan market and the equity markets have added liquidity to the marketplace, giving high-yield issuers financial flexibility. The single troubling aspect of the market's fundamentals is the increasing default rate which is reducing market liquidity for "problem" companies.

Future Investment Strategy

     The high economic growth rate, coupled with very low inflation is making the fundamental case for high-yield bonds very compelling for upper tier credits.

     The Portfolio will remain broadly diversified with emphasis placed on non-cyclical and higher growth industries such as telecommunications, cable and media. As always, Caywood-Scholl will search for the best "risk adjusted relative value" available in the marketplace.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                           HIGH-YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

CORPORATE BONDS, CONVERTIBLE
SECURITIES, COMMON &              NUMBER OF SHARES OR
PREFERRED STOCKS -- 89.00%         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------
AEROSPACE -- 0.69%
  BE Aerospace Inc.
    9.50% due 11/01/08                $  250,000        $    252,500
  Coltec Industries Inc.
    7.50% due 04/15/08                   600,000             600,000
                                                        ------------
                                                             852,500
APPAREL & TEXTILES -- 0.75%
  Fruit of the Loom Inc.
    8.875% due 04/15/06                1,000,000             917,500
AUTOMOTIVE -- 2.26%
  Avis Rent a Car Inc.
    11.00% due 05/01/09                1,000,000           1,001,250
  Budget Group Inc.
    9.125% due 04/01/06                  750,000             701,250
  Lear Corporation
    7.96% due 05/15/05                   500,000             483,750
  Sonic Automotive Inc. (Series
    B)
    11.00% due 08/01/08                  600,000             592,500
                                                        ------------
                                                           2,778,750
BANKING -- 1.59%
  Bay View Capital Corporation
    9.125% due 08/15/07                  550,000             518,375
  DVI Inc.
    9.875% due 02/01/04                  200,000             194,500
  Imperial Credit Industries
    Inc. (Series B),
    9.875% due 01/15/07                  550,000             438,625
  Western Financial Savings
    BankOrange California,
    8.50% due 07/01/03                   900,000             803,250
                                                        ------------
                                                           1,954,750
BROADCASTING -- 5.25%
  Allbritton Communications
    Company (Series B),
    8.875% due 02/01/08                  450,000             437,625
  Chancellor Media Corporation
    9.00% due 10/01/08                 1,000,000           1,020,000
  Chancellor Media Corporation
    (Series B),
    8.125% due 12/15/07                  500,000             486,250
  Fox Family Worldwide Inc.
    0% due 11/01/07 (c)                  750,000             473,437
  Fox Family Worldwide Inc.
    9.25% due 11/01/07                   750,000             695,625
  Fox/Liberty Networks LLC
    0% due 08/15/07 (c)                2,700,000           2,143,125
  Rogers Communications Inc.
    8.875% due 07/15/07                  500,000             503,750
  Rogers Communications Inc.
    9.125% due 01/15/06                  200,000             203,500
  Sinclair Broadcast Group Inc.
    8.75% due 12/15/07                   500,000             490,000
                                                        ------------
                                                           6,453,312
BUILDING & CONSTRUCTION -- 3.77%
  American Standard Inc.
    7.375% due 02/01/08                2,100,000           1,974,000
  Building Materials Corporation
    America (Series B),
    7.75% due 07/15/05                   550,000             521,125
  Building Materials Corporation
    America (Series B),
    8.00% due 10/15/07                   400,000             382,500
  Nortek Inc.
    8.875% due 08/01/08                  400,000             410,000


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  Nortek Inc.
    (Series B)
    9.125% due 09/01/07               $  900,000        $    895,500
  Republic Group Inc.
    9.50% due 07/15/08                   450,000             448,875
                                                        ------------
                                                           4,632,000
BUSINESS SERVICES -- 3.08%
  CEX Holdings Inc.
    9.625% due 06/01/08                  600,000             562,500
  Group Maintenance America
    Corporation,
    9.75% due 01/15/09                   850,000             839,375
  Integrated Electric Services
    Inc.,
    9.375% due 02/01/09                1,400,000           1,375,500
  United Rentals Inc.
    8.80% due 08/15/08                   750,000             735,937
  United Rentals Inc. (Series B)
    8.80% due 08/15/08                   275,000             269,844
                                                        ------------
                                                           3,783,156
CABLE -- 7.16%
  Adelphia Communications
    Corporation,
    7.875% due 05/01/09                  250,000             231,875
  Adelphia Communications
    Corporation (Series B),
    9.25% due 10/01/02                   100,000             101,250
  Adelphia Communications
    Corporation (Series B),
    10.50% due 07/15/04                  850,000             909,500
  Bresnan Communications Group
    0% due 02/01/09 (c)                  400,000             260,500
  Bresnan Communications Group
    8.00% due 02/01/09                   200,000             197,500
  Century Communications
    Corporation,
    9.50% due 03/01/05                   400,000             414,000
  Century Communications
    Corporation (Series B),
    Zero Coupon due 01/15/08             850,000             381,438
  Charter Communications
    Holdings
    8.25% due 04/01/07                 1,975,000           1,891,062
  Echostar Corporation
    9.375% due 02/01/09                2,650,000           2,703,000
  Mediacom LLC/Mediacom Capital
    Corporation
    (Series B),
    8.50% due 04/15/08                   550,000             543,125
  Telewest Communications
    0% due 04/15/09 (c)                1,750,000           1,165,937
                                                        ------------
                                                           8,799,187
CHEMICALS -- 1.32%
Huntsman Polymers Corporation
    11.75% due 12/01/04                  250,000             271,250
  Lyondell Chemical Company
    9.625% due 05/01/07                  650,000             666,250
  PCI Chemicals Canada Inc.
    9.25% due 10/15/07                   350,000             296,625
  Pioneer Americas Acquisition
    Corporation (Series B),
    9.25% due 06/15/07                   450,000             385,875
                                                        ------------
                                                           1,620,000

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
COMMUNICATIONS -- 3.31%
  Globalstar LP/Globalstar
    Capital
    10.75% due 11/01/04               $  150,000        $    100,125
  Globalstar LP/Globalstar
    Capital
    11.375% due 02/15/04               1,000,000             687,500
  Globalstar LP/Globalstar
    Capital
    11.50% due 06/01/05               $  250,000             168,750
  Globalstar Telecommunications
    (Wts) (a)                                450              21,066
  Iridium World Communications
    (Wts) (a)                                250                 125
  Level 3 Communications Inc.
    0% due 12/01/08 (c)               $  700,000             431,375
  Level 3 Communications Inc.
    9.125% due 05/01/08                1,325,000           1,305,125
  Loral Space &
    Communication Ltd.
    0% due 01/15/07 (c)               $1,100,000             584,375
  Loral Space & Communication
    Ltd. (Wts) (a)                           600               5,136
  Loral Space &
    Communications Ltd.,
    9.50% due 01/15/06                $  450,000             392,625
  Qwest Communications
    International Inc. (Series
    B),
    0% due 02/01/08 (c)                  500,000             373,125
                                                        ------------
                                                           4,069,327
CONSUMER PRODUCTS -- 3.57%
  Boyds Collection Ltd.
    9.00% due 05/15/08                   478,000             469,635
  Chattem Inc. (Series B)
    8.875% due 04/01/08                1,000,000             987,500
  Corning Consumer Products
    Company (Series B),
    9.625% due 05/01/08                  350,000             318,063
  French Fragrances Inc. (Series
    B),
    10.375% due 05/15/07                 350,000             354,812
  French Fragrances Inc. (Series
    D),
    10.375% due 05/15/07                 200,000             202,750
  Revlon Consumer Products
    Corporation,
    8.625% due 02/01/08                  350,000             326,375
  Scotts Company
    8.625% due 01/15/09                1,000,000             990,000
  Sealy Mattress Company (Series
    B),
    0% due 12/15/07 (c)                1,150,000             743,187
                                                        ------------
                                                           4,392,322
CONTAINERS/PACKAGING -- 3.19%
  Huntsman Packaging Corporation
    9.125% due 10/01/07                  600,000             592,500
  Owens Illinois Inc.
    7.35% due 05/15/08                 1,800,000           1,707,786
  Owens Illinois Inc.
    8.10% due 05/15/07                   550,000             547,591
  Printpack Inc. (Series B)
    9.875% due 08/15/04                  500,000             493,750
  United States Can Corporation
    (Series B),
    10.125% due 10/15/06                 550,000             580,937
                                                        ------------
                                                           3,922,564


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
CRUDE & PETROLEUM -- 0.73%
  Clark Refining & Marketing
    Inc.
    8.875% due 11/15/07               $  250,000        $    213,438
  Trizec Hahn Corporation
    (Series B),
    10.875% due 12/01/05                 800,000             683,000
                                                        ------------
                                                             896,438
ELECTRONICS -- 0.27%
  Axiohm Transaction Solutions
    9.75% due 10/01/07                   500,000             328,750
ENERGY -- 2.26%
  Calpine Corporation
    7.75% due 04/15/09                 1,850,000           1,766,750
  CMS Energy Corporation
    7.50% due 01/15/09                   250,000             237,478
  Nuevo Energy Company (Series
    B)
    8.875% due 06/01/08                  250,000             240,000
  Ocean Energy Inc. (Series B)
    8.375% due 07/01/08                  550,000             533,500
                                                        ------------
                                                           2,777,728
ENTERTAINMENT & LEISURE -- 0.18%
  AMF Bowling Inc.
    Zero Coupon due 05/12/18           1,550,000             218,938
FINANCE -- 2.21%
  PDVSA Finance Ltd. 9.375% due
    11/15/07                             650,000             629,129
  RBF Finance Company
    11.00% due 03/15/06                2,050,000           2,085,875
                                                        ------------
                                                           2,715,004
FOOD & BEVERAGES & TOBACCO -- 1.51%
  Canandaigua Brands Inc.
    8.50% due 03/01/09                   900,000             873,000
  NBTY Inc. (Series B)
    8.625% due 09/15/07                  800,000             707,000
  Twin Laboratories Inc.
    10.25% due 05/15/06                  260,000             276,250
                                                        ------------
                                                           1,856,250
GAMING -- 3.01%
  Boyd Gaming Corporation
    9.50% due 07/15/07                   750,000             748,125
  Circus Circus Enterprises Inc.
    9.25% due 12/01/05                 1,000,000           1,015,000
  Empress Entertainment Inc.
    8.125% due 07/01/06                  800,000             808,000
  Mirage Resorts Inc.
    6.75% due 08/01/07                   200,000             187,536
  Mohegan Tribal Gaming
    Authority
    8.75% due 01/01/09                   450,000             444,375
  Trump Atlantic City Associates
    11.25% due 05/01/06                  550,000             495,000
                                                        ------------
                                                           3,698,036
HEALTH CARE -- 3.98%
  Columbia/HCA Healthcare
    Corporation,
    6.91% due 06/15/05                   700,000             634,676
  Columbia/HCA Healthcare
    Corporation,
    7.00% due 07/01/07                   500,000             435,425
  Columbia/HCA Healthcare
    Corporation,
    7.15% due 03/30/04                   300,000             282,234

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  Columbia/HCA Healthcare
    Corporation,
    7.25% due 05/20/08                $  250,000        $    218,965
  Dade International Inc.
    (Series B),
    11.125% due 05/01/06                 350,000             378,437
  Fisher Scientific
    International Inc.,
    9.00% due 02/01/08                $1,200,000           1,137,000
  Fresenius Medical Care Capital
    Trust (Preferred Stock)                  150             148,500
  Maxxim Medical Inc.
    10.50% due 08/01/06               $  650,000             697,125
  PHP Healthcare Corporation
    6.50% due 12/15/02 (b)(d)            550,000               5,500
  Quest Diagnostics Inc.
    10.75% due 12/15/06                  600,000             660,750
  Tenet Healthcare Corporation
    8.125% due 12/01/08                  300,000             288,657
                                                        ------------
                                                           4,887,269
HOTELS & RESTAURANTS -- 2.45%
  Foodmaker Corporation (Series
    B)
    9.75% due 11/01/03                   250,000             258,168
  Foodmaker Inc.
    8.375% due 04/15/08                  950,000             931,000
  Hammon (John Q.) Hotels
    8.875% due 02/15/04                  250,000             232,500
  Host Marriott LP
    8.375% due 02/15/06                1,000,000             962,500
  Perkins Family Restaurant
    (Series B),
    10.125% due 12/15/07                 600,000             631,500
                                                        ------------
                                                           3,015,668
MACHINERY -- 2.02%
  Applied Power Inc.
    8.75% due 04/01/09                 1,000,000             967,500
  Columbus McKinnon Corporation
    8.50% due 04/01/08                   500,000             486,250
  Navistar International
    Corporation (Series B),
    8.00% due 02/01/08                 1,000,000           1,035,000
                                                        ------------
                                                           2,488,750
MEDICAL SERVICES -- 1.36%
  Quest Diagnostic Inc.
    9.875% due 07/01/09                  750,000             753,750
  Triad Hospitals Holdings Inc.
    11.00% due 05/15/09                  900,000             915,750
                                                        ------------
                                                           1,669,500
METALS & MINING -- 2.68%
  AK Steel Corporation
    7.875% due 02/15/09                1,500,000           1,451,250
  AK Steel Corporation
    9.125% due 12/15/06                  450,000             462,375
  Kaiser Aluminum & Chemical
    Corporation (Series D),
    10.875% due 10/15/06                 250,000             260,625
  Oregon Steel Mills Inc.
    11.00% due 06/15/03                  250,000             265,625
  WCI Steel Inc. (Series B)
    10.00% due 12/01/04                  700,000             712,250
  WHX Corporation
    10.50% due 04/15/05                  150,000             142,125
                                                        ------------
                                                           3,294,250


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
OIL SERVICES -- 0.56%
  Gulf Canada Resources Ltd.
    8.375% due 11/15/05               $  700,000        $    694,750
PAPER & FOREST PRODUCTS -- 1.27%
  Buckeye Cellulose Corporation
    8.50% due 12/15/05                   550,000             554,125
  Buckeye Technologies Inc.
    8.00% due 10/15/10                   650,000             628,875
  SD Warren Company (Series B)
    12.00% due 12/15/04                  350,000             377,125
                                                        ------------
                                                           1,560,125
PHARMACEUTICALS -- 1.76%
  Biovail Corporation
    International New,
    10.875% due 11/15/05               1,100,000           1,126,125
  King Pharmaceutical Inc.
    10.75% due 02/15/09                1,000,000           1,032,500
                                                        ------------
                                                           2,158,625
PRINTING & PUBLISHING -- 1.84%
  Nebraska Book Company Inc.
    8.75% due 02/15/08                   650,000             598,813
  TV Guide Inc.
    8.125% due 03/01/09                1,750,000           1,658,125
                                                        ------------
                                                           2,256,938
REAL ESTATE -- 0.62%
  Crown Castle International
    Corporation,
    0% due 11/15/07 (c)                1,100,000             763,125
RESTAURANTS -- 0.17%
  CKE Restaurants Inc.
    9.125% due 05/01/09                  225,000             215,100
RETAIL -- 1.94%
  Charming Shoppes Inc.
    7.50% due 07/15/06                   350,000             350,437
  Cole National Group Inc.
    8.625% due 08/15/07                  850,000             788,375
  Michaels Stores Inc.
    6.75% due 01/15/03 (c)                75,000              76,969
  Nine West Group Inc.
    5.50% due 07/15/03                   150,000             150,188
  Randalls Food Markets Inc.
    (Series B),
    9.375% due 07/01/07                  950,000           1,014,125
                                                        ------------
                                                           2,380,094
TELECOMMUNICATIONS -- 14.23%
  21st Century Telecom Group
    Inc. 0% due 02/15/08 (c)             850,000             358,063
  CCPR Services Inc.
    10.00% due 02/01/07                  650,000             718,250
  Crown Castle International
    Corporation,
    9.00% due 05/15/11                $  400,000             392,000
  E. Spire Communications Inc.
    (Wts) (a)                                300              17,230
  Firstworld Communications Inc.
    0% due 04/15/08 (c)               $  300,000             162,375
  Firstworld Communications Inc.
    (Wts)(a)(d)                              300                  --
  Flag Ltd.
    8.25% due 01/30/08                $1,050,000             989,625
  Global Crossings Holdings Ltd.
    9.625% due 05/15/08                  400,000             425,000
  ICG Holdings Inc.
    0% due 05/01/06 (c)                  700,000             559,125

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  ICG Services Inc.
    0% due 02/15/08 (c)               $  250,000        $    157,500
  ICO Global Communication
    15.00% due 08/01/05                  200,000              82,000
  Intermedia Communications Inc.
    (Series B),
    0% due 07/15/07 (c)                  250,000             178,437
  Intermedia Communications Inc.
    (Series B),
    8.50% due 01/15/08                   575,000             526,125
  McLeodUSA Inc.
    0% due 03/01/07 (c)                1,000,000             761,250
  McLeodUSA Inc.
    8.125% due 02/15/09                1,000,000             937,500
  Metromedia Fiber Network Inc.
    10.00% due 11/15/08                  350,000             359,625
  Metronet Communications
    Corporation,
    0% due 11/01/07 (c)               $  500,000             401,250
  Metronet Communications
    Corporation (Wts) (a)                    100              10,898
  Nextel Communications Inc.
    0% due 09/15/07 (c)               $2,900,000           2,061,125
  Nextlink Communications Inc.
    0% due 04/15/08 (c)                1,200,000             697,500
  Nextlink Communications Inc.
    10.75% due 11/15/08                  750,000             768,750
  Omnipoint Corporation (Series
    A)
    11.625% due 08/15/06                 200,000             206,500
  Orange
    8.00% due 08/01/08                $1,250,000           1,193,750
  Pagemart Nationwide Inc.                   875               6,617
  Panamsat Corporation
    6.375% due 01/15/08               $1,000,000             916,930
  Pathnet Inc.
    12.25% due 04/15/08               $  250,000             144,375
  Pathnet Inc. (Wts.)(a)(d)                  250                  --
  RCN Corporation
    0% due 10/15/07 (c)               $  800,000             537,000
  RCN Corporation (Series B)
    0% due 02/15/08 (c)                  650,000             411,938
  Rogers Cantel Inc.
    8.80% due 10/01/07                   850,000             858,500
  Sprint Spectrum LP
    0% due 08/15/06 (c)                  450,000             407,250
  Telecorp PCS Inc.
    0% due 04/15/09 (c)                1,000,000             558,750
  Teligent Inc.
    11.50% due 12/01/07                  250,000             256,250
  Winstar Communications Inc.
    10.00% due 03/15/08                  850,000             750,125
  Winstar Equipment Corporation
    12.50% due 03/15/04                  650,000             679,250
                                                        ------------
                                                          17,490,863
TEXTILES -- 4.04%
  Phillips Van Heusen
    Corporation
    9.50% due 05/01/08                   900,000             901,125
  Pillowtex Corporation (Series
    B)
    9.00% due 12/15/07                   350,000             336,875
  Polymer Group Inc. (Series B)
    8.75% due 03/01/08                   250,000             241,875
  Polymer Group Inc. (Series B)
    9.00% due 07/01/07                   600,000             586,500
  Westpoint Stevens Inc.
    7.875% due 06/15/08                2,450,000           2,370,375


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  William Carter Company (Series
    A),
    10.375% due 12/01/06              $  500,000        $    523,750
                                                        ------------
                                                           4,960,500
TRANSPORTATION -- 1.22%
  Eletson Holdings Inc.
    9.25% due 11/15/03                   350,000             333,375
  Northwest Airlines Inc.
    8.52% due 04/07/04                 1,000,000             977,900
  TBS Shipping International
    Ltd.
    10.00% due 05/01/05 (b)              550,000             191,125
                                                        ------------
                                                           1,502,400
TRAVEL/ENTERTAINMENT/LEISURE -- 0.20%
  International Game Technology
    7.875% due 05/15/04                  250,000             245,000
UTILITIES -- 1.08%
  Aes Corporation
    9.50% due 06/01/09                   750,000             770,625
  Cogentrix Energy Inc.
    8.75% due 10/15/08                   150,000             151,875
  Ferrellgas Partners LP (Series
    B),
    9.375% due 06/15/06                  300,000             299,250
  Midland Funding Corporation
    (Series C-94),
    10.33% due 07/23/02                  101,961             107,696
                                                        ------------
                                                           1,329,446
WASTE MANAGEMENT -- 1.06%
  Allied Waste North America
    7.625% due 01/01/06                  700,000             651,000
  Allied Waste North America
    7.875% due 01/01/09                  700,000             648,375
                                                        ------------
                                                           1,299,375
WIRELESS COMMUNICATIONS -- 0.41%
  Clearnet Communications Inc.
    0% due 05/01/09 (c)                  900,000             507,375
                                                        ------------

TOTAL CORPORATE BONDS, CONVERTIBLE
SECURITIES, COMMON & PREFERRED STOCKS
(IDENTIFIED COST $114,430,647)                           109,385,665
--------------------------------------------------------------------
FOREIGN BONDS -- 6.02%
--------------------------------------------------------------------
APPAREL & TEXTILES -- 0.18%
  Reliance Industries Ltd.
    8.25% due 01/15/27                   250,000             223,935
BASIC INDUSTRIES -- 1.13%
  Cemex 12.75% due 07/15/06              900,000           1,019,250
  Cemex International Capital
    Inc. 9.66% due 12/29/49              400,000             371,000
                                                        ------------
                                                           1,390,250
BROADCASTING -- 1.21%
  Grupo Televisa (Series A)
    11.375% due 05/15/03                 450,000             459,414
  Grupo Televisa
    11.875% due 05/15/06                 350,000             359,625
  Satelites Mexicanos
    10.125% due 11/01/04                 650,000             518,375
  TV Azteca
    10.50% due 02/15/07                  200,000             152,500
                                                        ------------
                                                           1,489,914

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
CONTAINERS/PACKAGING -- 0.75%
  Viacap
    11.375% due 05/15/07              $1,000,000        $    920,250

ENERGY -- 0.61%
  Petroleos Mexicanos
    8.85% due 09/15/07                   250,000             222,500
  YPF Sociedad Anonima
    9.125% due 02/24/09                  500,000             527,010
                                                        ------------
                                                             749,510
GOVERNMENT BOND -- 1.65%
  Republic of Argentina
    12.125% due 02/25/19                 250,000             224,688
  Republic of Argentina Global
    (Series BGL4),
    11.00% due 10/09/06                1,000,000             928,750
  Republic of Turkey
    10.00% due 09/19/07                  200,000             184,068
  United Mexican States
    8.625% due 03/12/08                  450,000             416,250
  United Mexican States
    10.375% due 02/17/09                 250,000             265,937
                                                        ------------
                                                           2,019,693
PAPER & FOREST PRODUCTS -- 0.38%
  Indah Kiat Finance Mauritius
    Ltd.,
    10.00% due 07/01/07                  250,000             174,375
  Indah Kiat International
    Finance Co. (Series B),
    11.875% due 06/15/02                 100,000              82,905
  Pindo Deli Finance Mauritius
    Ltd.,
    10.75% due 10/01/07                  300,000             210,750
                                                        ------------
                                                             468,030
TRANSPORTATION -- 0.11%
  TFM
    10.25% due 06/15/07                  150,000             130,125
                                                        ------------

TOTAL FOREIGN BONDS
(IDENTIFIED COST $7,951,264)                               7,391,707
--------------------------------------------------------------------


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----

U.S. TREASURY NOTES -- 1.20%
--------------------------------------------------------------------
  U.S. Treasury Note
    4.50% due 01/31/01                $1,000,000        $    985,580
  U.S. Treasury Note
    5.50% due 05/15/09                   500,000             489,225
                                                        ------------

TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $1,477,199)                               1,474,805
--------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.38%
--------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    4.25% due 07/01/99
    Collateral: U.S. Treasury
    Note $2,890,000,
    7.125% due 02/29/00
    Value $3,060,957                   2,930,000           2,930,000
                                                        ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,930,000 )                              2,930,000
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $126,789,110)                          $121,182,177
OTHER ASSETS LESS LIABILITIES -- 1.40%                     1,721,497
                                                        ------------
NET ASSETS 100%                                         $122,903,674
====================================================================

(a) Non-income producing security.
(b) In bankruptcy; Portfolio has ceased accrual of interest.
(c) Step Bond - Coupon increases periodically based upon predetermined schedule.
(d) Security is fair valued at June 30, 1999.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

OPCAP ADVISORS, INC.
NEW YORK, NEW YORK

Investment Management

     OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became Portfolio Manager to the Enterprise Managed Portfolio on October 1, 1994. Oppenheimer Capital manages approximately $60 billion for institutional clients, and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Managed Portfolio is to seek growth of capital over time.

Investment Strategies

     The Managed Portfolio invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Portfolio Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any specific types of investments. However, the Portfolio invests primarily in equity securities at times when the Portfolio Manager believes that the best investment values are available in the equity markets. The Portfolio may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Portfolio Manager deems it advisable to preserve capital. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. The bonds in which the Portfolio may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

First Half 1999 Performance Review

     Value stocks came back to life in the first half of 1999. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. After an extended period in which stock market gains were driven by a limited number of technology and large-cap growth issues, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned by the Portfolio.

     Despite their gains in the second quarter, the types of value stocks in which the Portfolio invests continue to trade at a significant discount to large-cap growth stocks and the market in general. OpCap believes this bodes well for its value style in the months ahead.

Future Investment Strategy

     OpCap continues to look for -- and find -- great companies with strong, sustainable cash flows; high competitive barriers; and rational managements with proven track records who are dedicated to shareholder value.

     OpCap believes a long-term perspective and emphasis on buying superior undervalued businesses provide a competitive advantage as the market moves away from highly priced growth stocks toward a renewed recognition of the enduring value of a company's earnings, cash flow and competitiveness.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                  NUMBER OF SHARES OR
    COMMON STOCKS -- 84.23%        PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
AEROSPACE -- 3.74%
  Boeing Company                        1,989,600       $   87,915,450
  United Technologies
    Corporation                           200,000           14,337,500
                                                        --------------
                                                           102,252,950
BANKING -- 9.61%
  BankBoston Corporation                  930,000           47,546,250
  M & T Bank Corporation                  117,000           64,350,000
  Wells Fargo & Company                 3,530,000          150,907,500
                                                        --------------
                                                           262,803,750
BROADCASTING -- 6.89%
  Chancellor Media Corporation
    (a)                                   575,600           31,729,950
  News Corporation Ltd. (ADR)           2,678,800           84,549,625
  Time Warner Inc.                        980,300           72,052,050
                                                        --------------
                                                           188,331,625
CHEMICALS -- 6.11%
  Du Pont (E. I.) De Nemours &
    Company                             1,650,000          112,715,625
  Monsanto Company                      1,380,000           54,423,750
                                                        --------------
                                                           167,139,375
COMPUTER HARDWARE -- 1.29%
  Compaq Computer Corporation           1,485,000           35,175,938
COMPUTER SOFTWARE -- 4.89%
  Cadence Design Systems Inc.
    (a)                                 1,109,300           14,143,575
  Computer Associates
    International Inc.                  2,175,000          119,625,000
                                                        --------------
                                                           133,768,575
CONGLOMERATES -- 4.69%
  Minnesota Mining &
    Manufacturing Company               1,050,000           91,284,375
  Textron Inc.                            450,000           37,040,625
                                                        --------------
                                                           128,325,000
CONSUMER PRODUCTS -- 0.58%
  Mattel Inc.                             600,000           15,862,500
ELECTRICAL EQUIPMENT -- 0.23%
  Emerson Electric Company                100,000            6,287,500
FINANCE -- 8.58%
  Citigroup Inc.                        3,843,750          182,578,125
  Household International Inc.          1,100,000           52,112,500
                                                        --------------
                                                           234,690,625
FOOD & BEVERAGES & TOBACCO -- 3.10%
  Diageo (ADR)                          1,968,800           84,658,400
HOTELS & RESTAURANTS -- 6.34%
  McDonald's Corporation                4,200,000          173,512,500
INSURANCE -- 1.46%
  ACE Ltd.                              1,416,500           40,016,125
MACHINERY -- 2.57%
  Caterpillar Inc.                      1,173,000           70,380,000
MANUFACTURING -- 2.76%
  Avery Dennison Corporation               50,000            3,018,750
  ITT Industries Inc.                   1,900,000           72,437,500
                                                        --------------
                                                            75,456,250
MISC. FINANCIAL
  SERVICES -- 5.09%
  Freddie Mac                           2,400,000          139,200,000

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
PROPERTY-CASUALTY INSURANCE -- 2.83%
  XL Capital Ltd. (Class A)             1,372,428       $   77,542,182
PAPER & FOREST PRODUCTS -- 1.50%
  Champion International
    Corporation                           854,500           40,909,188
PHARMACEUTICALS -- 2.10%
  American Home Products
    Corporation                           997,000           57,327,500
PRINTING & PUBLISHING -- 1.72%
  Donnelley (R. R.) & Sons
    Company                             1,271,200           47,113,850
REAL ESTATE -- 0.79%
  Security Capital Group Inc.
    (Class A) (a)                          33,152           21,548,800
TELECOMMUNICATIONS -- 5.34%
  Motorola Inc.                           643,000           60,924,250
  Sprint Corporation                    1,610,200           85,038,687
                                                        --------------
                                                           145,962,937
TRANSPORTATION -- 2.02%
  UAL Corporation (a)                     850,000           55,250,000
                                                        --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,670,447,010)                         2,303,515,570
----------------------------------------------------------------------
U.S. TREASURY NOTES -- 5.79%
----------------------------------------------------------------------
  U.S. Treasury Note 6.50% due
    05/15/05                         $150,000,000          154,230,000
  U.S. Treasury Note 7.875% due
    08/15/01                            3,952,500            4,126,647
                                                        --------------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $163,612,150)                             158,356,647
----------------------------------------------------------------------
COMMERCIAL PAPER -- 8.21%
----------------------------------------------------------------------
  Ford Motor Credit Company
    5.13% due 08/02/99                 50,000,000           49,772,000
  General Motors Acceptance
    Corporation, 4.76% due
    07/06/99                           50,000,000           49,966,944
  Morgan Stanley Dean Witter
    4.79% due 07/06/99                 25,000,000           24,983,368
  Prudential Funding Corporation
    4.85% due 07/14/99                 50,000,000           49,912,431
  IBM Credit Corporation 5.00%
    due 07/23/99                       50,000,000           49,847,222
                                                        --------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $224,481,965)                             224,481,965
----------------------------------------------------------------------
SHORT-TERM GOVERNMENT SECURITIES -- 1.09%
----------------------------------------------------------------------
  Federal National Mortgage
    Association Discount Note,
    4.76% due 07/16/99                 30,000,000           29,940,500
                                                        --------------
TOTAL SHORT-TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $29,940,500)                               29,940,500
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
REPURCHASE AGREEMENT -- 0.37%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25%
    due 07/01/99
    Collateral: U.S. Treasury
    Note $9,745,000, 8.75% due
    08/15/00
    Value $10,719,840                $ 10,195,000       $   10,195,000
                                                        --------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $10,195,000)                               10,195,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,098,676,625)                        $2,726,489,682
OTHER ASSETS LESS LIABILITIES -- 0.31%                       8,359,419
                                                        --------------
NET ASSETS 100%                                         $2,734,849,101
======================================================================

(a) Non-income producing security.
(ADR) American Depository Receipt.

                       See notes to financial statements.

                      (This page intentionally left blank)

                         ENTERPRISE ACCUMULATION TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1999

                                                                                   GROWTH AND
                                                                 GROWTH              INCOME               EQUITY
                                                               PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                              ------------       ---------------       ------------
                          ASSETS:
Investments, at value.......................................  $118,176,599         $31,476,692         $662,626,428
Receivable for investments sold.............................            --                  --            3,104,211
Receivable for fund shares sold.............................     2,139,922             434,710              632,876
Dividends and interest receivable...........................        61,423               8,911              583,506
Due from investment adviser.................................            --                  --                   --
Forward currency contracts (net) receivable.................            --                  --                   --
Cash and other assets.......................................         3,249               1,513            2,008,592
                                                              ------------         -----------         ------------
          Total assets......................................   120,381,193          31,921,826          668,955,613
                                                              ------------         -----------         ------------
                        LIABILITIES:
Payable for investments purchased...........................     4,067,482             559,362            4,696,296
Payable for fund shares redeemed............................       158,533               4,717              484,935
Investment advisory fees payable............................        60,622              15,926              423,847
Accrued expenses and other liabilities......................        29,981              18,370              211,359
                                                              ------------         -----------         ------------
          Total liabilities.................................     4,316,618             598,375            5,816,437
                                                              ------------         -----------         ------------
               NET ASSETS...................................   116,064,575          31,323,451          663,139,176
                                                              ============         ===========         ============
NET ASSETS:
Paid-in capital.............................................   111,907,291          28,701,153          425,072,852
Undistributed (accumulated) net investment income (loss)....       117,920              62,151           11,217,435
Undistributed (accumulated) net realized gain (loss) on
  investments and futures...................................      (422,274)             (9,835)          74,101,006
Unrealized appreciation (depreciation) on investments and
  foreign currency denominated amounts......................     4,461,638           2,569,982          152,747,883
                                                              ------------         -----------         ------------
               TOTAL NET ASSETS.............................  $116,064,575         $31,323,451         $663,139,176
                                                              ============         ===========         ============
Fund shares outstanding.....................................    19,825,108           5,197,049           16,601,197
                                                              ------------         -----------         ------------
Net asset value per share...................................         $5.85               $6.03               $39.95
                                                                     =====               =====               ======
INVESTMENTS AT COST.........................................  $113,714,961         $28,906,710         $509,878,545

                       See notes to financial statements.

                      CAPITAL      SMALL COMPANY   SMALL COMPANY   INTERNATIONAL    HIGH-YIELD
    EQUITY INCOME   APPRECIATION      GROWTH           VALUE          GROWTH           BOND          MANAGED
      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
    -------------   ------------   -------------   -------------   -------------   ------------   --------------
     $13,888,469    $12,401,363     $5,798,698     $451,345,316     $97,424,242    $121,182,177   $2,726,489,682
              --        234,720        150,966           81,942         458,971         458,396               --
         201,969        165,185         27,618          605,817         500,780         216,272        1,744,045
          16,046          1,780             --          178,638         166,049       2,711,331        2,428,035
             994             --          1,619               --              --              --               --
              --             --             --               --         378,055              --               --
       1,115,221          2,261            828            5,827           8,305           2,839        8,476,247
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
      15,222,699     12,805,309      5,979,729      452,217,540      98,936,402     124,571,015    2,739,138,009
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
         960,088        121,755         63,572        1,882,957       1,323,775       1,348,151               --
           2,360         34,326         24,014          717,237          81,452         197,681        1,746,966
           6,702          6,145          3,631          288,410          66,581          60,249        1,614,257
          15,485         14,838         12,925          152,000         108,622          61,260          927,685
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
         984,635        177,064        104,142        3,040,604       1,580,430       1,667,341        4,288,908
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
      14,238,064     12,628,245      5,875,587      449,176,936      97,355,972     122,903,674    2,734,849,101
     ===========    ===========     ==========     ============     ===========    ============   ==============
      13,664,352     11,884,315      5,107,508      296,526,713      84,124,314     128,596,276    1,551,869,307
           1,251        (12,882)       (10,614)       2,524,302       1,392,390              --       63,514,213
         (19,091)       (16,047)        29,473       57,899,603       7,907,742         (85,669)     491,652,524
         591,552        772,859        749,220       92,226,318       3,931,526      (5,606,933)     627,813,057
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
     $14,238,064    $12,628,245     $5,875,587     $449,176,936     $97,355,972    $122,903,674   $2,734,849,101
     ===========    ===========     ==========     ============     ===========    ============   ==============
       2,518,830      2,058,053        938,085       14,414,634      14,225,390      23,414,570       62,753,015
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
           $5.65          $6.14          $6.26           $31.16           $6.84          $5.25           $43.58
          ======         ======        =======          =======          ======          =====           ======
     $13,296,917    $11,628,504     $5,049,478     $359,118,998     $93,879,766    $126,789,110   $2,098,676,625

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1999

                                                                                   GROWTH
                                                                GROWTH           AND INCOME           EQUITY
                                                              PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                              ----------         ----------         -----------
INVESTMENT INCOME:
     Dividends..............................................  $  145,933         $   48,852(1)      $ 4,175,068(1)
     Interest...............................................     177,906             75,109           1,445,550
                                                              ----------         ----------         -----------
          Total income......................................     323,839            123,961           5,620,618
                                                              ----------         ----------         -----------
EXPENSES:
     Investment advisory fees...............................     171,599             44,150           2,469,230
     Custodian and fund accounting fees.....................      14,054              7,033              44,993
     Reports and notices to shareholders....................       6,508              1,446              58,222
     Trustees' fees and expenses............................       2,753              2,761               2,512
     Audit and legal fees...................................      10,030              7,916              17,445
     Miscellaneous..........................................         975                462               6,378
                                                              ----------         ----------         -----------
          Total expenses....................................     205,919             63,768           2,598,780
                                                              ----------         ----------         -----------
       Less: Expense reimbursement..........................          --             (1,958)                 --
                                                              ----------         ----------         -----------
       Total expenses, net of expense reimbursement.........     205,919             61,810           2,598,780
                                                              ----------         ----------         -----------
            NET INVESTMENT INCOME (LOSS)....................     117,920             62,151           3,021,838
                                                              ----------         ----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
     Net realized gain (loss) on investments................    (422,176)           (10,057)         30,495,087
     Net realized gain (loss) on foreign currency
       transactions.........................................          --                 --                  --
                                                              ----------         ----------         -----------
     Net realized gain (loss) on investments................    (422,176)           (10,057)         30,495,087
     Net change in unrealized gain (loss) on investments and
       foreign currency related transactions................   4,413,464          2,558,613          19,372,841
                                                              ----------         ----------         -----------
          Net realized and unrealized gain (loss) on
            investments.....................................   3,991,288          2,548,556          49,867,928
                                                              ----------         ----------         -----------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS......................................  $4,109,208         $2,610,707         $52,889,766
                                                              ==========         ==========         ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $333 for Growth and Income, $9,807 for Equity, $129 for Equity Income, $123,204 for International Growth and $144,921 for Managed, respectively.

                      CAPITAL      SMALL COMPANY   SMALL COMPANY   INTERNATIONAL   HIGH-YIELD
    EQUITY INCOME   APPRECIATION      GROWTH           VALUE          GROWTH          BOND         MANAGED
      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
    -------------   ------------   -------------   -------------   -------------   -----------   ------------
      $ 49,617(1)     $  4,540       $  2,275       $ 1,710,365     $   941,852(1) $     9,000   $ 16,500,830(1)
         4,685          12,574          3,200           322,492          62,416      5,418,154     10,987,794
      --------        --------       --------       -----------     -----------    -----------   ------------
        54,302          17,114          5,475         2,032,857       1,004,268      5,427,154     27,488,624
      --------        --------       --------       -----------     -----------    -----------   ------------
        19,021          17,306         11,492         1,674,337         397,673        355,750      9,763,570
         7,823           4,503          6,065            44,894          90,281         25,870        167,749
           656             628            341            38,429           8,478         11,324        243,068
         2,762           2,762          2,763             2,187             802            865         10,484
         7,881           7,877          7,865            13,254           6,890         12,346         62,669
           462             462            462             4,519             901            797         31,427
      --------        --------       --------       -----------     -----------    -----------   ------------
        38,605          33,538         28,988         1,777,620         505,025        406,952     10,278,967
      --------        --------       --------       -----------     -----------    -----------   ------------
       (11,975)         (3,542)       (12,899)               --              --             --             --
      --------        --------       --------       -----------     -----------    -----------   ------------
        26,630          29,996         16,089         1,777,620         505,025        406,952     10,278,967
      --------        --------       --------       -----------     -----------    -----------   ------------
        27,672         (12,882)       (10,614)          255,237         499,243      5,020,202     17,209,657
      --------        --------       --------       -----------     -----------    -----------   ------------
       (19,091)        (15,819)        30,326        31,452,141      10,952,848     (1,156,979)   104,629,952
            --              --             --                --      (3,356,491)            --             --
      --------        --------       --------       -----------     -----------    -----------   ------------
       (19,091)        (15,819)        30,326        31,452,141       7,596,357     (1,156,979)   104,629,952
       585,180         734,691        715,969        23,811,524      (6,670,492)    (2,026,793)    72,546,282
      --------        --------       --------       -----------     -----------    -----------   ------------
       566,089         718,872        746,295        55,263,665         925,865     (3,183,772)   177,176,234
      --------        --------       --------       -----------     -----------    -----------   ------------
      $593,761        $705,990       $735,681       $55,518,902     $ 1,425,108    $ 1,836,430   $194,385,891
      ========        ========       ========       ===========     ===========    ===========   ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                        GROWTH PORTFOLIO         GROWTH AND INCOME PORTFOLIO            EQUITY PORTFOLIO
                                   ---------------------------   ----------------------------   ---------------------------------
                                   (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)
                                    SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                      ENDED        YEAR ENDED       ENDED        YEAR ENDED         ENDED          YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                       1999           1998           1999           1998            1999              1998
                                   ------------   ------------   ------------   -------------   -------------   -----------------
OPERATIONS:
  Net investment income (loss)...  $    117,920    $     (159)   $    62,151      $   (116)     $   3,021,838     $   8,195,694
  Net realized gain (loss) on
     investments.................      (422,176)          (98)       (10,057)          338         30,495,087        43,607,008
  Net change in unrealized gain
     (loss) on investments.......     4,413,464        48,174      2,558,613        11,369         19,372,841        (4,143,581)
                                   ------------    ----------    -----------      --------      -------------     -------------
     Net increase in net assets
       resulting from
       operations................     4,109,208        47,917      2,610,707        11,591         52,889,766        47,659,121
                                   ------------    ----------    -----------      --------      -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income..........            --            --             --            --                 --        (5,906,264)
  Net realized gains.............            --            --             --            --                 --       (21,596,997)
                                   ------------    ----------    -----------      --------      -------------     -------------
       Total dividends and
          distributions to
          shareholders...........            --            --             --            --                 --       (27,503,261)
                                   ------------    ----------    -----------      --------      -------------     -------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sales........   121,433,827     1,906,210     30,513,488       525,993         97,638,921       259,368,662
  Reinvestment of dividends and
     distributions...............            --            --             --            --                 --        27,503,261
  Cost of shares redeemed........   (11,421,915)      (10,672)    (2,338,232)          (96)      (108,727,167)     (203,493,446)
                                   ------------    ----------    -----------      --------      -------------     -------------
     Net increase in net assets
       from fund share
       transactions..............   110,011,912     1,895,538     28,175,256       525,897        (11,088,246)       83,378,477
                                   ------------    ----------    -----------      --------      -------------     -------------
       Total increase in net
          assets.................   114,121,120     1,943,455     30,785,963       537,488         41,801,520       103,534,337
NET ASSETS:
  Beginning of period............     1,943,455            --        537,488            --        621,337,656       517,803,319
                                   ------------    ----------    -----------      --------      -------------     -------------
  End of period..................  $116,064,575    $1,943,455    $31,323,451      $537,488      $ 663,139,176     $ 621,337,656
                                   ============    ==========    ===========      ========      =============     =============
SHARES ISSUED AND REDEEMED:
  Issued.........................    21,479,709       371,167      5,505,552       105,232          2,598,088         7,038,795
  Issued in reinvestment of
     dividends and
     distributions...............            --            --             --            --                 --           749,816
  Redeemed.......................    (2,023,669)       (2,099)      (413,716)          (19)        (2,873,035)       (5,670,766)
                                   ------------    ----------    -----------      --------      -------------     -------------
     Net increase................    19,456,040       369,068      5,091,836       105,213           (274,947)        2,117,845
                                   ============    ==========    ===========      ========      =============     =============

                       See notes to financial statements.

                                                                     SMALL COMPANY GROWTH
     EQUITY INCOME PORTFOLIO     CAPITAL APPRECIATION PORTFOLIO           PORTFOLIO            SMALL COMPANY VALUE PORTFOLIO
    --------------------------   ------------------------------   --------------------------   ------------------------------
    (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
    SIX MONTHS                    SIX MONTHS                      SIX MONTHS                    SIX MONTHS
       ENDED       YEAR ENDED        ENDED         YEAR ENDED        ENDED       YEAR ENDED        ENDED         YEAR ENDED
     JUNE 30,     DECEMBER 31,     JUNE 30,       DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,       DECEMBER 31,
       1999           1998           1999             1998           1999           1998           1999             1998
    -----------   ------------   -------------   --------------   -----------   ------------   -------------   --------------
    $    27,672     $    127      $   (12,882)      $   (234)     $  (10,614)     $   (327)    $    255,237    $   2,269,126
        (19,091)          --          (15,819)          (227)         30,326          (853)      31,452,141       25,594,861
        585,180        6,372          734,691         38,168         715,969        33,251       23,811,524        1,607,587
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
        593,761        6,499          705,990         37,707         735,681        32,071       55,518,902       29,471,574
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
        (26,548)          --               --             --              --            --               --       (1,050,835)
             --           --               --             --              --            --               --      (24,299,778)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
        (26,548)          --               --             --              --            --               --      (25,350,613)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
     13,884,717      458,517       12,597,101        473,649       5,316,372       436,953       68,274,155      176,919,909
         26,548           --               --             --              --            --               --       25,350,613
       (705,368)         (62)      (1,186,102)          (100)       (645,350)         (140)     (81,417,240)    (164,856,185)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
     13,205,897      458,455       11,410,999        473,549       4,671,022       436,813      (13,143,085)      37,414,337
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
     13,773,110      464,954       12,116,989        511,256       5,406,703       468,884       42,375,817       41,535,298
        464,954           --          511,256             --         468,884            --      406,801,119      365,265,821
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
    $14,238,064     $464,954      $12,628,245       $511,256      $5,875,587      $468,884     $449,176,936    $ 406,801,119
    ===========     ========      ===========       ========      ==========      ========     ============    =============
      2,551,766       91,309        2,168,894         91,765         967,636        85,890        2,376,049        6,367,246
          4,699           --               --             --              --            --               --          967,950
       (128,932)         (12)        (202,588)           (18)       (115,414)          (27)      (2,829,589)      (6,146,963)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
      2,427,533       91,297        1,966,306         91,747         852,222        85,863         (453,540)       1,188,233
    ===========     ========      ===========       ========      ==========      ========     ============    =============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                            INTERNATIONAL GROWTH PORTFOLIO       HIGH-YIELD BOND PORTFOLIO              MANAGED PORTFOLIO
                            -------------------------------   -------------------------------   ---------------------------------
                              (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                  1999             1998             1999             1998             1999              1998
                            ----------------   ------------   ----------------   ------------   ----------------   --------------
OPERATIONS:
  Net investment income
     (loss)...............    $    499,243     $    895,906     $  5,020,202     $  7,113,860    $   17,209,657    $   46,304,587
  Net realized gain (loss)
     on investments.......       7,596,357          862,244       (1,156,979)       1,083,292       104,629,952       393,346,265
  Net change in unrealized
     gain (loss) on
     investments..........      (6,670,492)       8,976,597       (2,026,793)      (5,550,240)       72,546,282      (253,453,784)
                              ------------     ------------     ------------     ------------    --------------    --------------
     Net increase in net
       assets resulting
       from operations....       1,425,108       10,734,747        1,836,430        2,646,912       194,385,891       186,197,068
                              ------------     ------------     ------------     ------------    --------------    --------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income...              --         (956,997)      (5,020,202)      (7,113,860)               --       (26,677,507)
  Net realized gains......              --       (3,458,658)              --       (1,380,937)               --      (189,572,424)
                              ------------     ------------     ------------     ------------    --------------    --------------
       Total dividends and
          distributions to
          shareholders....              --       (4,415,655)      (5,020,202)      (8,494,797)               --      (216,249,931)
                              ------------     ------------     ------------     ------------    --------------    --------------
FUND SHARE TRANSACTIONS:
  Net proceeds from
     sales................      24,688,788       33,682,098       39,578,334       53,781,245       271,548,125       828,656,136
  Reinvestment of
     dividends and
     distributions........              --        4,415,655        5,020,202        8,494,797                --       216,249,931
  Cost of shares
     redeemed.............     (20,552,140)     (30,770,132)     (20,376,044)     (22,927,376)     (470,389,823)     (948,480,342)
                              ------------     ------------     ------------     ------------    --------------    --------------
  Net increase in net
     assets from fund
     share transactions...       4,136,648        7,327,621       24,222,492       39,348,666      (198,841,698)       96,425,725
                              ------------     ------------     ------------     ------------    --------------    --------------
       Total increase in
          net assets......       5,561,756       13,646,713       21,038,720       33,500,781        (4,455,807)       66,372,862
NET ASSETS:
  Beginning of period.....      91,794,216       78,147,503      101,864,954       68,364,173     2,739,304,908     2,672,932,046
                              ------------     ------------     ------------     ------------    --------------    --------------
  End of period...........    $ 97,355,972     $ 91,794,216     $122,903,674     $101,864,954    $2,734,849,101    $2,739,304,908
                              ============     ============     ============     ============    ==============    ==============
SHARES ISSUED AND
  REDEEMED:
  Issued..................       3,662,306        5,053,178        7,311,852        9,618,868         6,499,337        19,612,770
  Issued in reinvestment
     of dividends and
     distributions........              --          680,379          938,420        1,543,662                --         5,331,607
  Redeemed................      (3,057,108)      (4,760,079)      (3,801,893)      (4,163,250)      (11,275,337)      (22,958,015)
                              ------------     ------------     ------------     ------------    --------------    --------------
     Net increase.........         605,198          973,478        4,448,379        6,999,280        (4,776,000)        1,986,362
                              ============     ============     ============     ============    ==============    ==============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average monthly shares outstanding for the period.

                                         ENTERPRISE GROWTH PORTFOLIO             ENTERPRISE GROWTH AND INCOME PORTFOLIO
                                    -------------------------------------        ---------------------------------------
                                      (UNAUDITED)        FOR THE PERIOD             (UNAUDITED)         FOR THE PERIOD
                                    SIX MONTHS ENDED    12/01/98 THROUGH         SIX MONTHS ENDED      12/01/98 THROUGH
                                     JUNE 30, 1999          12/31/98               JUNE 30, 1999           12/31/98
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period..........................      $   5.27             $  5.00                  $  5.11              $  5.00
                                        --------             -------                  -------              -------
Net investment income (loss)......          0.01(C)               --                     0.03(C)                --
Net realized and unrealized gain
  (loss) on investments...........          0.57                0.27                     0.89                 0.11
                                        --------             -------                  -------              -------
Total from investment
  operations......................          0.58                0.27                     0.92                 0.11
                                        --------             -------                  -------              -------
Dividends from net investment
  income..........................            --                  --                       --                   --
Distributions from net capital
  gains...........................            --                  --                       --                   --
                                        --------             -------                  -------              -------
Total distributions...............            --                  --                       --                   --
                                        --------             -------                  -------              -------
Net asset value, end of period....      $   5.85             $  5.27                  $  6.03              $  5.11
                                        ========             =======                  =======              =======
Total return......................         11.01%(B)            5.40%(B)                18.00%(B)             2.20%(B)
                                        --------             -------                  -------              -------
Net assets, end of period (000)...      $116,065             $ 1,943                  $31,323              $   537
                                        --------             -------                  -------              -------
Ratio of expenses to average net
  assets..........................          0.90%(A)            1.15%(A)                 1.05%(A)             1.05%(A)
                                        --------             -------                  -------              -------
Ratio of expenses (excluding
  waivers) to average net
  assets..........................          0.90%(A)           25.33%(A)                 1.08%(A)            60.68%(A)
                                        --------             -------                  -------              -------
Ratio of net investment income
  (loss) to average net assets....          0.52%(A)           (0.25)%(A)                1.06%(A)            (0.45)%(A)
                                        --------             -------                  -------              -------
Ratio of net investment income
  (loss) (excluding waivers) to
  average net assets..............          0.52%(A)          (24.43)%(A)                1.02%(A)           (60.08)%(A)
                                        --------             -------                  -------              -------
Portfolio turnover................            15%                  1%                       1%                   9%
                                        --------             -------                  -------              -------

                                                                          ENTERPRISE EQUITY PORTFOLIO
                                              -----------------------------------------------------------------------------------
                                                (UNAUDITED)                           YEAR ENDED DECEMBER 31,
                                              SIX MONTHS ENDED    ---------------------------------------------------------------
                                               JUNE 30, 1999        1998          1997          1996          1995         1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........      $  36.82        $  35.09      $  28.86      $  23.35      $  18.14      $ 17.95
                                                  --------        --------      --------      --------      --------      -------
Net investment income (loss)................          0.18(C)         0.46          0.30          0.37          0.33         0.28
Net realized and unrealized gain (loss) on
  investments...............................          2.95            3.00          7.13          5.52          6.38         0.41
                                                  --------        --------      --------      --------      --------      -------
Total from investment operations............          3.13            3.46          7.43          5.89          6.71         0.69
                                                  --------        --------      --------      --------      --------      -------
Dividends from net investment income........            --           (0.37)        (0.32)        (0.09)        (0.49)       (0.18)
Distributions from net capital gains........            --           (1.36)        (0.88)        (0.29)        (1.01)       (0.32)
                                                  --------        --------      --------      --------      --------      -------
Total distributions.........................            --           (1.73)        (1.20)        (0.38)        (1.50)       (0.50)
                                                  --------        --------      --------      --------      --------      -------
Net asset value, end of period..............      $  39.95        $  36.82      $  35.09      $  28.86      $  23.35      $ 18.14
                                                  ========        ========      ========      ========      ========      =======
Total return................................          8.50%(B)        9.90%        25.76%        25.22%        38.44%        3.87%
                                                  --------        --------      --------      --------      --------      -------
Net assets, end of period (000).............      $663,139        $621,338      $517,803      $314,907      $167,963      $88,583
                                                  --------        --------      --------      --------      --------      -------
Ratio of expenses to average net assets.....          0.83%(A)        0.83%         0.84%         0.81%         0.69%        0.67%
                                                  --------        --------      --------      --------      --------      -------
Ratio of expenses (excluding waivers) to
  average net assets........................          0.83%(A)        0.83%         0.84%         0.81%         0.72%        0.69%
                                                  --------        --------      --------      --------      --------      -------
Ratio of net investment income (loss) to
  average net assets........................          0.96%(A)        1.42%         1.42%         1.94%         1.94%        1.81%
                                                  --------        --------      --------      --------      --------      -------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets....................................          0.96%(A)        1.42%         1.42%         1.94%         1.91%        1.79%
                                                  --------        --------      --------      --------      --------      -------
Portfolio turnover..........................            30%             30%           17%           30%           29%          38%
                                                  --------        --------      --------      --------      --------      -------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average monthly shares outstanding for the period.

                                                                                                  ENTERPRISE SMALL
                                                                        ENTERPRISE CAPITAL            COMPANY
                                           ENTERPRISE EQUITY INCOME        APPRECIATION           GROWTH PORTFOLIO
                                           ------------------------   ----------------------   ----------------------
                                                           FOR THE    (UNAUDITED)   FOR THE    (UNAUDITED)   FOR THE
                                            (UNAUDITED)     PERIOD    SIX MONTHS     PERIOD    SIX MONTHS     PERIOD
                                            SIX MONTHS     12/01/98      ENDED      12/01/98      ENDED      12/01/98
                                               ENDED       THROUGH     JUNE 30,     THROUGH     JUNE 30,     THROUGH
                                           JUNE 30, 1999   12/31/98      1999       12/31/98      1999       12/31/98
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $   5.09      $  5.00     $   5.57     $  5.00     $   5.46     $   5.00
                                             --------      --------    --------     --------    --------     --------
Net investment income (loss).............        0.03(C)        --        (0.02)(C)      --        (0.02)(C)       --
Net realized and unrealized gain (loss)
  on investments.........................        0.54         0.09         0.59        0.57         0.82         0.46
                                             --------      --------    --------     --------    --------     --------
Total from investment operations.........        0.57         0.09         0.57        0.57         0.80         0.46
                                             --------      --------    --------     --------    --------     --------
Dividends from net investment income.....       (0.01)          --           --          --           --           --
Distributions from net capital gains.....          --           --           --          --           --           --
                                             --------      --------    --------     --------    --------     --------
Total distributions......................       (0.01)          --           --          --           --           --
                                             --------      --------    --------     --------    --------     --------
Net asset value, end of period...........    $   5.65      $  5.09     $   6.14     $  5.57     $   6.26     $   5.46
                                             ========      ========    ========     ========    ========     ========
Total return.............................       11.21%(B)     1.80%(B)    10.23%(B)    11.40%(B)   14.65%(B)     9.20%(B)
                                             --------      --------    --------     --------    --------     --------
Net assets, end of period (000)..........    $ 14,238      $   465     $ 12,628     $   511     $  5,876     $    469
                                             --------      --------    --------     --------    --------     --------
Ratio of expenses to average net
  assets.................................        1.05%(A)     1.05%(A)     1.30%(A)    1.30%(A)     1.40%(A)     1.40%(A)
                                             --------      --------    --------     --------    --------     --------
Ratio of expenses (excluding waivers) to
  average net assets.....................        1.52%(A)    66.67%(A)     1.45%(A)   63.71%(A)     2.52%(A)    60.67%(A)
                                             --------      --------    --------     --------    --------     --------
Ratio of net investment income (loss) to
  average net assets.....................        1.09%(A)     0.54%(A)     (.56)%(A)   (.95)%(A)   (0.92)%(A)  (1.26)%(A)
                                             --------      --------    --------     --------    --------     --------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets.................................        0.62%(A)    (65.07)%(A)   (.71)%(A)  (63.36)%(A)  (2.05)%(A)  (60.54)%(A)
                                             --------      --------    --------     --------    --------     --------
Portfolio turnover.......................           3%          --%          31%          1%          22%           4%
                                             --------      --------    --------     --------    --------     --------

                                                           ENTERPRISE SMALL COMPANY VALUE PORTFOLIO
                                           ------------------------------------------------------------------------
                                            (UNAUDITED)
                                            SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                               ENDED       --------------------------------------------------------
                                           JUNE 30, 1999     1998        1997        1996        1995       1994*
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $  27.36      $  26.70    $  20.22    $ 18.48     $  17.56    $  18.62
                                             --------      --------    --------    --------    --------    --------
Net investment income (loss).............        0.02(C)       0.16        0.05       0.25         0.32        0.19
Net realized and unrealized gain (loss)
  on investments.........................        3.78          2.33        8.91       1.82         1.75       (0.16)
                                             --------      --------    --------    --------    --------    --------
Total from investment operations.........        3.80          2.49        8.96       2.07         2.07        0.03
                                             --------      --------    --------    --------    --------    --------
Dividends from net investment income.....          --         (0.08)      (0.15)     (0.12)       (0.40)      (0.10)
Distributions from net capital gains.....          --         (1.75)      (2.33)     (0.21)       (0.75)      (0.99)
                                             --------      --------    --------    --------    --------    --------
Total distributions......................          --         (1.83)      (2.48)     (0.33)       (1.15)      (1.09)
                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period...........    $  31.16      $  27.36    $  26.70    $ 20.22     $  18.48    $  17.56
                                             ========      ========    ========    ========    ========    ========
Total return.............................       13.89%(B)      9.61%      44.32%     11.21%       12.28%       0.02%
                                             --------      --------    --------    --------    --------    --------
Net assets, end of period (000)..........    $449,177      $406,801    $365,266   $192,704     $166,061    $144,880
                                             --------      --------    --------    --------    --------    --------
Ratio of expenses to average net
  assets.................................        0.85%(A)      0.85%       0.86%      0.84%        0.69%       0.66%
                                             --------      --------    --------    --------    --------    --------
Ratio of expenses (excluding waivers) to
  average net assets.....................        0.85%(A)      0.85%       0.86%      0.84%        0.72%       0.67%
                                             --------      --------    --------    --------    --------    --------
Ratio of net investment income (loss) to
  average net assets.....................        0.12%(A)      0.56%       0.21%       1.35%       1.86%       1.30%
                                             --------      --------    --------    --------    --------    --------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets.................................        0.12%(A)      0.56%       0.21%       1.35%       1.83%       1.29%
                                             --------      --------    --------    --------    --------    --------
Portfolio turnover.......................          15%          37%          58%       137%          70%         58%
                                             --------      --------    --------    --------    --------    --------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average monthly shares outstanding for the period.

                                                          ENTERPRISE INTERNATIONAL GROWTH PORTFOLIO
                                           -----------------------------------------------------------------------
                                           (UNAUDITED)
                                               SIX                                                  FOR THE PERIOD
                                             MONTHS                                                  NOVEMBER 18,
                                              ENDED              YEAR ENDED DECEMBER 31,                1994-
                                            JUNE 30,     ----------------------------------------    DECEMBER 31,
                                              1999        1998       1997       1996       1995          1994
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......   $  6.74     $  6.18    $  6.05    $  5.39    $  4.96       $ 5.00
                                             -------     -------    -------    -------    -------       ------
Net investment income (loss)..............      0.04(C)     0.06       0.06       0.05       0.04           --
Net realized and unrealized gain (loss) on
  investments.............................      0.06        0.84       0.26       0.63       0.67        (0.04)
                                             -------     -------    -------    -------    -------       ------
Total from investment operations..........      0.10        0.90       0.32       0.68       0.71        (0.04)
                                             -------     -------    -------    -------    -------       ------
Dividends from net investment income......        --       (0.07)     (0.04)        --      (0.04)          --
Distributions from net capital gains......        --       (0.27)     (0.15)     (0.02)     (0.24)          --
                                             -------     -------    -------    -------    -------       ------
Total distributions.......................        --       (0.34)     (0.19)     (0.02)     (0.28)          --
                                             -------     -------    -------    -------    -------       ------
Net asset value, end of period............   $  6.84     $  6.74    $  6.18    $  6.05    $  5.39       $ 4.96
                                             =======     =======    =======    =======    =======       ======
Total return..............................      1.48%(B)   14.83%      5.26%     12.65%     14.64%       (0.80)%(B)
                                             -------     -------    -------    -------    -------       ------
Net assets, end of period (000)...........   $97,356     $91,794    $78,148    $52,768    $18,598       $3,247
                                             -------     -------    -------    -------    -------       ------
Ratio of expenses to average net assets...      1.08%(A)    1.22%      1.19%      1.38%      1.55%        1.55%(A)
                                             -------     -------    -------    -------    -------       ------
Ratio of expenses (excluding waivers) to
  average net assets......................      1.08%(A)    1.22%      1.19%      1.38%      2.21%        8.85%(A)
                                             -------     -------    -------    -------    -------       ------
Ratio of net investment income (loss) to
  average net assets......................      1.07%(A)     1.04%     1.34%      1.32%      1.17%        0.80%(A)
                                             -------     -------    -------    -------    -------       ------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets..................................      1.07%(A)    1.04%      1.34%      1.32%      0.51%       (6.34)%(A)
                                             -------     -------    -------    -------    -------       ------
Portfolio turnover........................       103%         55%        28%        21%        27%          --%
                                             -------     -------    -------    -------    -------       ------

                                                            ENTERPRISE HIGH-YIELD BOND PORTFOLIO
                                           -----------------------------------------------------------------------
                                           (UNAUDITED)
                                               SIX                                                  FOR THE PERIOD
                                             MONTHS                                                  NOVEMBER 18,
                                              ENDED              YEAR ENDED DECEMBER 31,                1994-
                                            JUNE 30,     ----------------------------------------    DECEMBER 31,
                                              1999        1998       1997       1996       1995          1994
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......  $   5.37    $   5.71    $  5.51    $  5.31    $  4.98       $ 5.00
                                            --------    --------    -------    -------    -------       ------
Net investment income (loss)..............      0.23(C)     0.46       0.51       0.45       0.45         0.04
Net realized and unrealized gain (loss) on
  investments.............................     (0.12)      (0.26)      0.20       0.21       0.35        (0.01)
                                            --------    --------    -------    -------    -------       ------
Total from investment operations..........      0.11        0.20       0.71       0.66       0.80         0.03
                                            --------    --------    -------    -------    -------       ------
Dividends from net investment income......     (0.23)      (0.46)     (0.51)     (0.45)     (0.45)       (0.05)
Distributions from net capital gains......        --       (0.08)        --      (0.01)     (0.02)          --
                                            --------    --------    -------    -------    -------       ------
Total distributions.......................     (0.23)      (0.54)     (0.51)     (0.46)     (0.47)       (0.05)
                                            --------    --------    -------    -------    -------       ------
Net asset value, end of period............  $   5.25    $   5.37    $  5.71    $  5.51    $  5.31       $ 4.98
                                            ========    ========    =======    =======    =======       ======
Total return..............................      1.96%(B)    3.60%     13.38%     12.95%     16.59%       0.50%(B)
                                            --------    --------    -------    -------    -------       ------
Net assets, end of period (000)...........  $122,904    $101,865    $68,364    $34,411    $15,223       $1,421
                                            --------    --------    -------    -------    -------       ------
Ratio of expenses to average net assets...      0.69%(A)    0.72%      0.77%      0.85%      0.85%        0.85%(A)
                                            --------    --------    -------    -------    -------       ------
Ratio of expenses (excluding waivers) to
  average net assets......................      0.69%(A)    0.72%      0.77%      0.94%      1.59%       7.80%(A)
                                            --------    --------    -------    -------    -------       ------
Ratio of net investment income (loss) to
  average net assets......................      8.47%(A)    8.19%      8.47%      8.57%      8.51%       7.84%(A)
                                            --------    --------    -------    -------    -------       ------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets..................................      8.47%(A)    8.19%      8.47%      8.48%      7.77%       0.80%(A)
                                            --------    --------    -------    -------    -------       ------
Portfolio turnover........................        43%        109%       175%       175%       115%         --%
                                            --------    --------    -------    -------    -------       ------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------

                                                                ENTERPRISE MANAGED PORTFOLIO
                                         ---------------------------------------------------------------------------
                                           (UNAUDITED)                             YEAR ENDED DECEMBER 31,
                                         SIX MONTHS ENDED    --------------------------------------------------------------------
                                          JUNE 30, 1999         1998           1997           1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...     $    40.56       $    40.78     $    34.31     $    28.06     $    20.82     $  21.35
                                            ----------       ----------     ----------     ----------     ----------     --------
Net investment income (loss)...........           0.26(C)          0.71           0.35           0.59           0.40         0.40
Net realized and unrealized gain (loss)
  on investments.......................           2.76             2.53           8.06           5.99           8.97         0.15
                                            ----------       ----------     ----------     ----------     ----------     --------
Total from investment operations.......           3.02             3.24           8.41           6.58           9.37         0.55
                                            ----------       ----------     ----------     ----------     ----------     --------
Dividends from net investment income...             --            (0.43)         (0.55)         (0.06)         (0.75)       (0.46)
Distributions from net capital gains...             --            (3.03)         (1.39)         (0.27)         (1.38)       (0.62)
                                            ----------       ----------     ----------     ----------     ----------     --------
Total distributions....................             --           (3.46)         (1.94)         (0.33)         (2.13)       (1.08)
                                            ----------       ----------     ----------     ----------     ----------     --------
Net asset value, end of period.........     $    43.58       $    40.56     $    40.78     $    34.31     $    28.06     $  20.82
                                            ==========       ==========     ==========     ==========     ==========     ========
Total return...........................           7.45%(B)         7.95%         24.50%         23.47%         46.89%        2.56%
                                            ----------       ----------     ----------     ----------     ----------     --------
Net assets, end of period (000)........     $2,734,849       $2,739,305     $2,672,932     $1,935,343     $1,264,718     $689,252
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of expenses to average net
  assets...............................           0.75%(A)         0.76%          0.76%          0.74%          0.67%        0.64%
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of expenses (excluding waivers)
  to average net assets................           0.75%(A)         0.76%          0.76%          0.74%          0.67%        0.64%
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of net investment income (loss)
  to average net assets................           1.27%(A)         1.66%          1.14%          2.16%          1.80%        2.23%
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets...............................           1.27%(A)         1.66%          1.14%          2.16%          1.80%        2.23%
                                            ----------       ----------     ----------     ----------     ----------     --------
Portfolio turnover.....................             26%              46%            32%            29%            31%          33%
                                            ----------       ----------     ----------     ----------     ----------     --------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1999 (UNAUDITED)

1. ORGANIZATION

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $.01 par value for the following portfolios: Growth, Growth and Income, Equity, Equity Income, Capital Appreciation, Small Company Growth, Small Company Value, International Growth, High-Yield Bond and Managed.

     The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     Special Valuation Risk -- The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

     Repurchase Agreements -- Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the Portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Futures Contracts -- Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. There were no open futures contracts held in any of the Portfolios at June 30, 1999.

     Foreign Currency Translation -- Securities, other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred; and exchange gains and losses are realized upon ultimate receipt or disbursement. The International Growth

                         ENTERPRISE ACCUMULATION TRUST

                           JUNE 30, 1999 (UNAUDITED)

Portfolio does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

     Security Transactions and Other Income -- Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf as well as a portion of the common expenses of the Trust.

     Federal Income Taxes -- No provision for Federal income or excise taxes is required because the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

     Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Dividends and Distributions -- Except with respect to the High-Yield Bond Portfolio, dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. For the High-Yield Bond Portfolio, dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

3. TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of each Portfolio's average daily net assets as of the close of business each day as follows: for each of the Equity, Small Company Value, and Managed Portfolios, 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million, 1.00% for the Small Company Growth Portfolio, 0.85% for the International Growth Portfolio, 0.75% for each of the Growth, Capital Appreciation, Growth and Income, and Equity Income Portfolios, and 0.60% for the High-Yield Bond Portfolio.

     Enterprise Capital has contractually agreed to limit the portfolios' expenses through May 1, 2000, to the following expense ratios: Growth -- 1.15%, Growth and Income -- 1.05%, Equity -- 1.15%, Equity Income -- 1.05%, Capital Appreciation -- 1.30%, Small Company Growth -- 1.40%, Small Company
Value -- 1.30%, International Growth -- 1.55%, High-Yield Bond -- 0.85% and Managed -- 1.30%.

     Enterprise Capital is a wholly-owned subsidiary of MONY Life Insurance Company, which is wholly-owned by MONY Group Inc. MONY Group Inc. and its subsidiaries and affiliates had the following investments in the Trust as of June 30, 1999: Growth -- $292,500, Growth and Income -- $301,500, Capital Appreciation -- $307,000, Small Company Growth -- $313,000, and Equity Income -- $282,500.

     Enterprise Capital has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by Enterprise Capital is paid to the respective Portfolio Manager. 1740 Advisers, Inc., a wholly-owned subsidiary of MONY Group Inc., is the Portfolio Manager for the Equity Income Portfolio. For the six months ended June 30, 1999, Enterprise Capital incurred subadvisory fees payable to 1740 Advisers, Inc. related to the Equity Income Portfolio of $7,609, with a related payable balance of $2,847 as of June 30, 1999.

                         ENTERPRISE ACCUMULATION TRUST

                           JUNE 30, 1999 (UNAUDITED)

4. FINANCIAL INSTRUMENTS

     As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio enters into forward contracts only for hedging purposes. At June 30, 1999, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1999 are as follows:

                            PURCHASES                 NET UNREALIZED
  SETTLEMENT    ----------------------------------    APPRECIATION/
     DATE           RECEIVE            DELIVER        (DEPRECIATION)
  ----------    ---------------    ---------------    --------------
  7/1/99         EUR     139,919    USD    145,026       $   (790)
  7/1/99         CHF   1,222,154    USD    791,551         (5,650)
  7/1/99         CHF     227,272    USD    147,197         (1,051)
  8/24/99        JPY 700,000,000    USD  5,988,024       (155,710)
                                                         --------
                                                         (163,201)
                                                         --------

                              SALES
                ----------------------------------
                    RECEIVE            DELIVER
                ---------------    ---------------
  7/2/99         USD    457,113    CHF     711,268           (264)
  8/24/99        USD 11,771,100    EUR  11,000,000        385,810
  8/24/99        USD  5,988,024    JPY 700,000,000        155,710
                                                         --------
                                                          541,256
                                                         --------
                                                         $378,055
                                                         ========

     As part of its investment program, the High-Yield Bond Portfolio may enter into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position; (3) the risk that the Portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, and currency prices and interest rates. There were no open futures contracts at June 30, 1999.

5. PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1999, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                      U.S. GOVERNMENT OBLIGATIONS        STOCKS AND BONDS
                                                      ---------------------------   ---------------------------
PORTFOLIO                                              PURCHASES        SALES        PURCHASES        SALES
---------                                             ------------   ------------   ------------   ------------
Growth..............................................            --             --   $101,462,882   $  6,261,168
Growth and Income...................................            --             --     20,493,369        109,986
Equity..............................................            --             --    207,742,850    174,724,579
Equity Income.......................................            --             --     12,388,140        136,016
Capital Appreciation................................            --             --     11,370,915      1,337,903
Small Company Growth................................            --             --      4,771,305        514,571
Small Company Value.................................            --             --     62,028,127     72,362,266
International Growth................................            --             --     97,659,380     92,458,153
High-Yield Bond.....................................       481,758     15,728,008     71,872,822     33,846,922
Managed.............................................  $159,890,625   $109,525,156    455,125,666    607,783,564

                         ENTERPRISE ACCUMULATION TRUST

                           JUNE 30, 1999 (UNAUDITED)

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At June 30, 1999, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                   UNREALIZED      UNREALIZED     NET UNREALIZED
PORTFOLIO                                          TAX COST           GAIN            LOSS         GAIN (LOSS)
---------                                       --------------    ------------    ------------    --------------
Growth........................................  $  113,715,059    $  6,606,249    $ (2,144,709)   $  118,176,599
Growth and Income.............................      28,906,754       2,843,279        (273,341)       31,476,692
Equity........................................     509,879,135     167,050,529     (14,303,235)      662,626,429
Equity Income.................................      13,296,917         676,402         (84,850)       13,888,469
Capital Appreciation..........................      11,628,504         983,372        (210,513)       12,401,363
Small Company Growth..........................       5,049,478         821,047         (71,827)        5,798,698
Small Company Value...........................     361,998,743     115,618,137     (26,252,847)      451,364,033
International Growth..........................      94,607,139       8,659,646      (5,954,890)       97,311,895
High-Yield Bond...............................     126,829,261       1,052,808      (6,699,892)      121,182,177
Managed.......................................   2,100,525,583     475,500,770     (23,012,365)    2,553,013,988

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, foreign currency transactions, investments in passive foreign investment companies, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

7. SUBSEQUENT EVENTS

     On July 15, 1999, the Trust added two new Portfolios -- Multi-Cap Growth and Balanced.

     In August 1999, the Trust and another mutual fund under common control obtained a $50 million line of credit for short term liquidity purposes.

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                            Trustee, Chairman, President and
                                                           Chief Executive Officer
Arthur T. Dietz                                          Trustee
Samuel J. Foti                                           Trustee
Arthur Howell                                            Trustee
William A. Mitchell, Jr.                                 Trustee
Lonnie H. Pope                                           Trustee
Michael I. Roth                                          Trustee
Phillip G. Goff                                          Vice President
Catherine R. McClellan                                   Secretary
Herbert M. Williamson                                    Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1100 Campanile Building
1155 Peachtree Street
Atlanta, Georgia 30309

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

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                                       182

[MONY LOGO] THE MONY GROUP                                 ------------------
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MONY LIFE INSURANCE COMPANY
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